As filed with the Securities and Exchange Commission on October 3, 2025

Securities Act Registration No. 333-234544
Investment Company Act Registration No. 811-23439

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 408	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 410	☒

ETF OPPORTUNITIES TRUST
(Exact Name of Registrant as Specified in Charter)

Karen Shupe Commonwealth Fund Services, Inc. 8730 Stony Point Parkway, Suite 205 Richmond, VA 23235 (804) 267-7400
(Address and Telephone Number of Principal Executive Offices)

The Corporation Trust Co.
Corporation Trust Center, 1209 Orange St. Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copy to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	__________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Subject to Completion

The information in this prospectus is not complete and may be changed. The Funds may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

REX-OspreyTM AAVE ETF	REX-OspreyTM LINK ETF
REX-OspreyTM ADA +Staking ETF	REX-OspreyTM LTC ETF
REX- OspreyTM ATOM + Staking ETF	REX- OspreyTM NEAR + Staking ETF
REX-OspreyTM AVAX + Staking ETF	REX- OspreyTM OKB ETF
REX-OspreyTM BCH ETF	REX- OspreyTM SEI + Staking ETF
REX-OspreyTM CRO + Staking ETF	REX-OspreyTM SUI + Staking ETF
REX-OspreyTM DOT + Staking ETF	REX- OspreyTM TAO + Staking ETF
REX- OspreyTM ENA ETF	REX-OspreyTM TRX +Staking ETF
REX-OspreyTM HBAR ETF	REX-OspreyTM UNI ETF
REX-OspreyTM HYPE + Staking ETF	REX-OspreyTM XLM ETF
REX- OspreyTM INJ + Staking ETF

PROSPECTUS

______________, 2025

Fund	Ticker	Principal U.S. Listing Exchange
REX-OspreyTM AAVE ETF	[ ]	[ ]
REX-OspreyTM ADA +Staking ETF	[ ]	[ ]
REX- OspreyTM ATOM + Staking ETF	[ ]	[ ]
REX-OspreyTM AVAX + Staking ETF	[ ]	[ ]
REX-OspreyTM BCH ETF	[ ]	[ ]
REX-OspreyTM CRO + Staking ETF	[ ]	[ ]
REX-OspreyTM DOT + Staking ETF	[ ]	[ ]
REX- OspreyTM ENA ETF	[ ]	[ ]
REX-OspreyTM HBAR ETF	[ ]	[ ]
REX-OspreyTM HYPE + Staking ETF	[ ]	[ ]
REX- OspreyTM INJ + Staking ETF	[ ]	[ ]
REX-OspreyTM LINK ETF	[ ]	[ ]
REX-OspreyTM LTC ETF	[ ]	[ ]
REX- OspreyTM NEAR + Staking ETF	[ ]	[ ]
REX- OspreyTM OKB ETF	[ ]	[ ]
REX- OspreyTM SEI + Staking ETF	[ ]	[ ]
REX-OspreyTM SUI + Staking ETF	[ ]	[ ]
REX- OspreyTM TAO + Staking ETF	[ ]	[ ]
REX-OspreyTM TRX +Staking ETF	[ ]	[ ]
REX-OspreyTM UNI ETF	[ ]	[ ]
REX-OspreyTM XLM ETF	[ ]	[ ]

Neither the U.S. Securities and Exchange Commission (“SEC”) nor the Commodities Futures Trading Commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY – REX-OSPREYTM AAVE ETF

INVESTMENT OBJECTIVE

REX-OspreyTM AAVE ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of AAVE (“AAVE” or the “Reference Asset”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1) Distribution (12b-1) and Service Fees	[ ]% 0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1)	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are estimated for the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
REX-OspreyTM AAVE ETF	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other assets (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Reference Asset and other assets that provide exposure to the Reference Asset. The Fund will invest directly or through the REX-OspreyTM AAVE Subsidiary, which is described more fully below. Although the Fund seeks returns equal to 1x of the Reference Asset, the Fund’s performance will not replicate the performance of the Reference Asset (i.e., the Fund’s returns may not be the same as the Reference Asset, due to fees and expenses of the Fund and the Reference ETFs in which it invests, trading and other expenses, but will generally be in the same direction in a positive or negative manner, except in circumstances where the Fund’s staking rewards do not outweigh expenses of the Reference ETFs).

The Fund seeks to invest the majority of its assets directly in the Reference Asset. AAVE is a cryptocurrency that was introduced in __________, reaching a peak market capitalization of approximately US$__________ on __________. As of August 31, 2025, the market capitalization of AAVE was $____________.

The Fund will invest at least 40% of its assets directly in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. exchange-traded products (“non-US ETPs”), which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to the Reference Asset (all such ETFs, ETPs and non-US ETPs, “Reference ETFs”). The non-U.S. ETPs in which the Fund may invest are domiciled in Canada and/or Europe and are listed and available for sale in various jurisdictions in Europe (such as Austria, Belgium, Denmark, Finland, France, Germany, Italy, Ireland, Luxembourg, Netherlands, Norway, Poland, Spain, Sweden, and Switzerland). Where available, the Fund will invest in the USD share class of the applicable non-U.S. ETP. Non-US ETPs will not be treated as regulated investment companies for U.S. federal income tax purposes and therefore will not be taxed as such. The Fund will allocate portfolio assets to one or more of the following Reference ETFs at any one time, although this list may change over time:

Reference ETF	Exchange	Ticker Symbol
21Shares Aave ETP	Switzerland	AAVE
Global X Aave ETP	Germany	AVMX
Valour Aave (AAVE) SEK ETP	Sweden	2520826D

The Fund may seek to gain exposure to the Reference Asset, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the REX-OspreyTM AAVE (Cayman) Portfolio S.P. (i.e., the “AAVE Subsidiary”). The AAVE Subsidiary is wholly-owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the AAVE Subsidiary. The AAVE Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the AAVE Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the AAVE Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the AAVE Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the AAVE Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the AAVE Subsidiary.

The Fund may engage in reverse repurchase agreements on government securities, investment grade corporate securities or similar transactions to help the Fund meet its investment objective by maintaining exposure to the Reference Asset and Reference ETPs that themselves provide exposure to the Reference Asset, and also by maintaining its tax status as a regulated investment company, and for leveraging purposes.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Information about Aave Protocol and AAVE

AAVE is a digital asset that is created and transmitted through the operations of the peer-to-peer Aave Protocol, a decentralized network of smart contracts built on the Ethereum blockchain and compatible with other networks through cross-chain integrations. No single entity owns or operates the Aave Protocol, although its development was originally initiated by Aave Companies (formerly ETHLend) and is now guided through decentralized community governance by Aave DAO. The infrastructure of the Aave Protocol is collectively maintained by a decentralized group of participants, including liquidity providers, borrowers, and governance token holders.

The Aave Protocol allows users to lend and borrow digital assets in a decentralized and non-custodial manner. Lenders deposit digital assets into liquidity pools and receive interest, while borrowers can draw from these pools by providing collateral. The system automatically manages interest rates using an algorithmic model that balances supply and demand. AAVE, the native governance token of the protocol, can be used to participate in governance decisions, secure the protocol through staking in the Safety Module, and pay for certain protocol fees. Additionally, AAVE can be converted into fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or through end-user transactions.

The Aave Protocol supports advanced functionalities beyond simple lending and borrowing, such as flash loans — uncollateralized loans that must be repaid within a single transaction block — and credit delegation, where a depositor can delegate borrowing power to another user. These functions are executed through Ethereum smart contracts, with all transactions recorded on the Ethereum blockchain (or other integrated blockchains, such as Polygon and Avalanche).

The Aave Protocol uses an over-collateralized lending model combined with smart contract execution to validate and secure borrowing activities. Governance of the protocol is conducted through a decentralized model in which AAVE token holders can propose and vote on protocol upgrades, parameter changes, and risk management strategies. Staked AAVE tokens in the Safety Module act as a backstop in case of protocol shortfalls, aligning incentives between governance participants and protocol stability.

The Aave Protocol was founded by Stani Kulechov in 2017, originally launched under the name ETHLend. It rebranded as Aave in 2018 and has since grown into one of the leading decentralized finance (DeFi) protocols globally. Governance has transitioned to a decentralized autonomous organization (Aave DAO), where AAVE holders directly shape the future of the protocol.

As of early 2025, there are approximately 14.5 million AAVE tokens in circulation, with a total capped supply of 16 million AAVE. Unlike inflationary token models, AAVE has a fixed maximum supply. The token’s primary uses are governance participation, staking in the Safety Module to secure the protocol, and fee reductions for active participants.

PRINCIPAL INVESTMENT RISKS

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

AAVE Investing Risk. Cryptocurrencies, such as AAVE, operate without central authority or banks and are not backed by any government. Cryptocurrencies are often referred to as “virtual assets” or “digital assets,” and function as decentralized, peer-to-peer networks for financial transactions, governance, and value storage. AAVE is not legal tender. Investments linked to AAVE can be highly volatile compared to traditional securities, and the Fund may experience sudden and significant losses. The markets for AAVE and AAVE-related investments may also become illiquid. These markets may fluctuate widely based on numerous factors, including overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics, and pandemics), changes in interest rates, or inflation. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. A number of factors affect the price and market for AAVE:

●	New Technology. AAVE is a relatively new technological innovation with a limited operating history. There is little established performance record to evaluate, creating uncertainty about its long-term value and adoption.

●	Supply and Demand of AAVE. Unlike proof-of-work assets such as bitcoin, AAVE was not mined gradually over time but rather launched with a capped total supply of 16 million tokens. This fixed supply may amplify price volatility if demand increases significantly. In addition, AAVE’s utility as a governance and staking token in the Aave Protocol means demand is closely tied to protocol usage, DeFi adoption, and governance participation. Concentration of holdings among core contributors, early investors, or ecosystem funds may also affect liquidity and price dynamics.

●	Adoption and Use of AAVE. The value of AAVE depends significantly on its role in securing the Aave Protocol, participating in governance, and providing liquidity incentives. Continued adoption of AAVE depends on the success of the Aave lending markets, decentralized finance more broadly, and competing DeFi protocols. A contraction in usage may result in illiquidity, increased volatility, and a reduction in price.

●	Largely Unregulated Marketplace. Digital asset markets, including spot markets for AAVE, are relatively new and may not be subject to the same regulatory oversight as traditional securities or commodities markets. Many exchanges operate with limited transparency or investor protections, which may expose AAVE to risks of manipulation, fraud, flash crashes, or exchange failures. Suspension or closure of trading venues could reduce confidence in AAVE, impair liquidity, or adversely affect pricing.

●	Cybersecurity. As a digital asset, AAVE is subject to risks of malicious attacks, including theft from exchanges or wallets, exploitation of smart contract vulnerabilities, or validator compromise. Such events could have a material adverse effect on AAVE’s value and liquidity.

●	Forks. AAVE, like many digital assets, is an open-source project. Protocol upgrades or governance disagreements may result in forks, splitting the network into multiple versions. Forks may negatively impact adoption, create new security risks, and reduce confidence in the asset.

Risks Related to the Regulation of AAVE. Any final determination by a court or regulator that AAVE or any other digital asset is a “security” or “commodity” may adversely affect the value of AAVE and the value of the Fund’s shares. If AAVE is deemed a security and is not, or cannot be, registered as such, the Fund may be required to alter its operations significantly or terminate altogether.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex, fact-intensive, and uncertain. Public statements from regulators have clarified that Bitcoin is not currently considered a security, but the status of many other digital assets, including AAVE, remains unresolved. Non-binding SEC guidance may not be determinative, and courts could reach different conclusions.

The SEC has brought enforcement actions against issuers, promoters, and trading platforms involving various digital assets on the basis that such assets were securities. These enforcement actions create uncertainty for AAVE and its market participants.

Whether a digital asset qualifies as a “security” typically depends on judicial interpretations of statutory terms such as “investment contract” or “note,” analyzed under the Howey and Reves tests. For many digital assets, including AAVE, the outcome of these tests is not definitively resolved, and substantial arguments can often be made both in favor of and against classification. Adding further complexity, regulators and courts have suggested that an asset’s classification may evolve over time as decentralization, governance, or market structure changes.

As part of assessing whether AAVE qualifies as a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s Howey and Reves decisions), and regulatory reports, orders, and public statements.

If a court or regulator ultimately determines that AAVE is a security, the Advisor would not intend to permit the Fund to hold or trade AAVE in a manner that violates federal securities laws. In such a case, the Fund may be required to liquidate its holdings of AAVE, restructure its operations, or, if compliance is not possible, dissolve.

Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital assets/cryptocurrency industry. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and validators, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

Reference Asset ETF Investing Risk. Issuer-specific attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Asset and the Fund’s investments in the ETFs will not perform exactly the same as the Fund’s direct investments in the Reference Asset. However, the Adviser will still seek to invest as much of the Fund’s portfolio assets into the Reference Asset directly rather than through a Reference ETF provided that the Fund will always have at least 40% of its assets in securities. The following is a summary of risk factors related to the ETFs that invest in the Reference Assets as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in Reference Asset has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Reference Asset, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to the Digital Asset Platforms

●	The value of the Shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of validators or miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

●	The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Reference Asset blockchain can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contracts platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by The Fund.

●	The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

Exchange-Traded Products Risk. The Fund invests in other ETFs and ETPs, including those based outside the United States. These investments carry the same risks as the securities they hold and may trade at prices above or below the value of their holdings. Non-U.S. ETPs are not registered investment companies and are subject to different regulations than U.S. ETFs. They may also be taxed differently for U.S. investors, which could increase the Fund’s taxable income or cause the Fund to sell investments at unfavorable times to meet tax requirements.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the AAVE Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The AAVE Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the AAVE Subsidiary, will not have all the protections offered to investors in registered investment companies.

Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Concentration Risk.  The Fund’s assets will be concentrated in the sector or sectors or industry or group of industries that are assigned to the Reference Asset, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Cyber Security Risk. The Fund and its service providers, such as the custodian, are susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund and its service providers to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss, including loss of the Reference Asset. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Custodian Risk. The Reference Asset and other assets held by the Fund that operate on distributed ledger/blockchain technology can only be transferred by the person holding both the public and private keys to the digital wallet in which the asset is held. The Fund’s Crypto Custodian that custody’s the Fund’s digital assets are in control of the private keys for each of the Fund’s digital wallets. In the event such custodian loses sole control of the private keys (e.g., through a data breach or hack), the Fund’s digital assets held by such custodian could be lost. The Fund’s custodian uses hardware security modules (HSMs) as part of their security architecture. An HSM is a specialized device that can generate and hold private keys securely and can use those keys to sign and approve transactions. The HSMs’ custom logic verifies that all sensitive requests (withdrawals, policy changes, new user additions, etc.) are approved by a valid quorum of client users and also approved by the custodian, and they provide on-demand private key accessibility.

Foreign Securities Risk. To the extent the Fund invests in securities of foreign ETFs, such investments may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Indirect Investment Risk. Neither the Reference Asset nor the Aave Protocol are affiliated with the Trust, the Fund, or the Adviser, or any affiliates thereof and are not involved with this offering in any way, and have no obligation to consider the Fund in taking any actions that might affect the value of the Fund. None of the Trust, the Fund, the Adviser, or any affiliate are responsible for the performance of the Reference Asset and make no representation as to the performance of the Reference Asset. Investing in the Fund is not equivalent to investing in the Reference Asset.

Non-Correlation Risk. The performance of the fund will not, and is not intended to, correlate exactly to the performance of the Reference Asset and will vary somewhat due to factors such as fees and expenses of the Fund and the Reference ETFs, transaction costs, regulatory restrictions, and active management of the Fund’s portfolio.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in AAVE (or any other digital asset) or derivatives based upon AAVE (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Asset through investments in the AAVE Subsidiary, which is intended to provide the Fund with exposure to AAVE returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the AAVE Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to AAVE returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes and not curing such failure could have adverse consequences for the Fund and its shareholders, including that both the income of the Fund and dividends paid to its shareholders would be subject to U.S. federal income tax and that such taxes applied at the Fund level would correspondingly reduce the NAV of the Fund. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

PERFORMANCE HISTORY

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at [(844) 802-4004].

INVESTMENT ADVISER

REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Matthew Pelletier, Lead Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

Matthew Holcomb, Senior Vice President, Senior Trader and Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

PURCHASE AND SALE OF FUND SHARES

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange (i.e., Cboe BZX Exchange, Inc.). The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.rexshares.com.

TAX INFORMATION

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangements generally will be taxed.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (e.g., a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – REX-OSPREYTM ADA + STAKING ETF

INVESTMENT OBJECTIVE

REX-OspreyTM ADA + Staking ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of ADA (“ADA” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1) Distribution (12b-1) and Service Fees	[ ]% 0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%
(1)	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are estimated for the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
REX-OspreyTM ADA + Staking ETF	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other assets (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has recently commenced operations and therefore does not have any portfolio turnover information available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Reference Asset and other assets that provide exposure to the Reference Asset. The Fund will invest directly or through the REX-OspreyTM ADA Subsidiary, which is described more fully below. Although the Fund seeks returns equal to 1x of the Reference Asset, the Fund’s performance will not replicate the performance of the Reference Asset (i.e., the Fund’s returns may not, be the same as the Reference Asset, due to staking rewards, trading and other expenses, but will generally be in the same direction in a positive or negative manner).

The Fund will invest in and hold ADA. ADA is a cryptocurrency that was introduced on____________, and quickly developed its own online community, reaching a peak market capitalization of over US$__________ on ___________. As of ____________, the market capitalization of ADA was $______________.

The Fund seeks to invest a majority of its assets directly in the Reference Asset and seeks to stake (as described below) its holdings in the Reference Asset. The Fund will invest at least 40% of its assets in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. ETPs (“non-US ETPs”), which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to the Reference Asset (such ETFs, ETPs, and non-US ETPs, “Reference ETFs”). Reference ETFs in which the Fund may invest include Reference ETFs that are sponsored by an affiliate of the Advisor. The majority of the ETFs in which the Fund will invest will be domiciled outside of the United States and listed on non-U.S. exchanges. The non-U.S. ETFs in which the Fund may invest are domiciled in Canada and/or Europe and are listed and available for sale in various jurisdictions in Europe (such as Austria, Belgium, Denmark, Finland, France, Germany, Italy, Ireland, Luxembourg, Netherlands, Norway, Poland, Spain, Sweden, and Switzerland). Where available, the Fund will invest in the USD share class of the applicable non-U.S. ETF. The Fund will allocate portfolio assets to one or more of the following Reference ETFs at any one time, although this list may change over time:

Reference ETF	Exchange	Ticker Symbol
21Shares Cardano ETP	Switzerland	AADA
WisdomTree Physical Cardano	Switzerland	ADAW
CoinShares Physical Staked Cardano	Germany	CSDA
Bitwise Physical Cardano ETP	Germany	RDAN
Valour Cardano	France	ADAVE
Virtune Staked Cardano ETP	Sweden	VIRADA

The Fund will also seek to generate income and capital appreciation through staking the Reference Asset. Generally, staking means that the holder of the Reference Asset will agree to lock up the Reference Asset for it to be used in the Cardano network’s delegated proof-of-stake validation process. In return, the holder will receive staking rewards in the form of the Reference Asset, which represent portions of the Cardano network’s transaction fees and inflationary issuances. The Fund will direct its custodian that custodies the Reference Asset (the “Crypto Custodian”) to delegate an amount, as determined by the Adviser, of its Reference Asset holdings to a validator or validators. The Fund seeks to stake all its Reference Asset holdings, subject to the Adviser managing the Fund’s liquidity profile such that no more than 15% of the Fund’s net assets are deemed to be illiquid. Therefore, because the current warm-up period for staked ADA is approximately 10 days, during which time the ADA will be locked an inaccessible, the Adviser anticipates under current conditions only a portion of the Fund’s assets that are invested directly in ADA will be staked. Note, however, that ADA does not have a significant unbonding period. The Fund also may earn staking rewards by investing in liquid staking protocols, which are staking protocols that issue a freely-tradeable digital token called a “Liquid Staking Token” (“LST”) that represents the Reference Asset staked with the staking protocol. LSTs permit the holder to receive the benefits of staking without the illiquidity of a locked-up Reference Asset. LSTs represent the amount of the Reference Asset transferred to the staking protocol to be staked, plus any amounts earned through staking rewards. In return, the Fund will participate in regular staking compensation payouts through either an increase in the “conversion rate” of the LST (Rewards-Bearing Tokens) (i.e., the value of the Reward-Bearing Token increases over time vs. the Reference Asset) or an increase in the balance of the LST (Rebasing Tokens) (i.e., the token attempts to keep a stable value vs. the Reference Asset but the token balance increases over time as rewards are accrued). The Fund can also sell LSTs for cash. Generally, there are no fees associated with LSTs, however there are fees associated with staking the underlying Reference Asset. Some staking protocols may charge a fee for unwrapping the LST. To enter or exit a position in LSTs, the Fund will either purchase or sell the LST or mint or redeem the LST in return for the representative amount of the Reference Asset. LSTs invested in by the Fund will be held at the Fund’s Crypto Custodian.

The Fund may direct the Crypto Custodian to use a particular validator or validators (including validators in which affiliates of the Adviser have a nominal ownership interest) to stake its Reference Asset holdings, but the staked Reference Assets will remain in the possession and control of the Crypto Custodian. Rewards, which will be paid in the Reference Asset and subject to any bonding or lock-up period, may be earned in connection with staking the Reference Asset. The Fund will pay the Crypto Custodian and validator or validators a fee for staking the Reference Asset. The Adviser, however, will take no portion of the rewards received from staking and will pass all rewards, minus any fees paid to the Crypto Custodian and validator or validators, to the Fund. To the extent the Fund uses a validator in which affiliates of the Adviser have a nominal ownership interest, such affiliates of the Adviser may receive indirect benefits through their partial ownership in the validator but will not directly receive any fees or rewards. The Fund may seek to gain exposure to the Reference Asset, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the REX-OspreyTM ADA + Staking (Cayman) Portfolio S.P. (i.e., the “ADA Subsidiary”). The ADA Subsidiary is wholly-owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the ADA Subsidiary. The ADA Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the ADA Subsidiary for purposes of determining compliance with: (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the ADA Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the ADA Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the ADA Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the ADA Subsidiary.

The Fund may engage in reverse repurchase agreements on government securities, investment grade corporate securities or similar transactions for leveraging purposes.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Cardano Network and ADA

ADA is a digital asset that is created and transmitted through the operations of the peer-to-peer Cardano Network, a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the Cardano Network, although its development was initiated and continues to be influenced by Input Output Global (IOG, formerly IOHK), the Cardano Foundation, and EMURGO. The infrastructure of the Cardano Network is collectively maintained by a decentralized user base. The Cardano Network allows people to exchange tokens of value, called ADA, which are recorded on a public transaction ledger known as a blockchain. ADA can be used to pay for goods and services, including computational resources on the Cardano Network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or in individual end-user-to-end-user transactions under a barter system. Furthermore, the Cardano Network was designed to allow users to write and implement smart contracts — that is, general-purpose code that executes on every computer in the network and can instruct the transmission of information and value based on a sophisticated set of logical conditions. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than ADA on the Cardano Network. Smart contract operations are executed on the Cardano Blockchain in exchange for payment of ADA. Like Ethereum, Solana, and TRON, the Cardano Network is one of a number of projects intended to expand blockchain use beyond just a peer-to-peer money system.

The Cardano Protocol introduced the Ouroboros Proof-of-Stake (“PoS”) consensus mechanism, which is the first PoS protocol formally verified in academic peer-reviewed research. In Ouroboros, time is divided into epochs and slots, and validators (“stake pools”) are selected to produce blocks based on the amount of ADA staked. This structure is designed to provide security, energy efficiency, and decentralization while incentivizing ADA holders to participate in governance by delegating their stake to pools.

The Cardano Protocol was first conceived by Charles Hoskinson in 2015, and launched in 2017. Development of the Cardano Network is primarily overseen by the Cardano Foundation, IOG, and EMURGO, though the network itself is decentralized and increasingly governed through on-chain voting and treasury systems.

As of early 2025, approximately 35 billion ADA tokens are in circulation, with a maximum capped supply of 45 billion. Unlike inflationary token models, ADA has a fixed maximum supply, though new ADA continues to be distributed as staking rewards until the supply cap is approached. ADA tokens are used to pay for transaction fees, participate in governance through voting, and earn rewards through delegation or operating stake pools.

PRINCIPAL INVESTMENT RISKS

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

ADA Investing Risk. The Fund is subject to the risks of investing in ADA directly and indirectly through its investments in the ETFs that obtain exposure to ADA and other assets that provide exposure to the Reference Asset. The market price for ADA is extremely volatile and will likely continue to be volatile. ADA is the native token for the Cardano Network and is used to pay for transaction fees on the Cardano Network and for governance of the Cardano Network through voting. Accordingly, the value of ADA is largely dependent on the acceptability and usage levels of the Cardano Network and its applications by users. Factors contributing to the volatility of the price of ADA include, but are not limited to, the maintenance and development of the open-source software protocol of the Cardano Network, forks in the Cardano Network, speculation and consumer preferences and perceptions of ADA specifically and digital assets generally, investment and trading activities of large investors that invest directly or indirectly in ADA, and the fees associated with processing a transaction on the Cardano Network, the speed at which transactions are processed and settled on the Cardano Network. The price of ADA is also affected by interruptions in service from or closures or failures of major Digital Asset Trading Platforms, cloud services, and network latency. As with other digital assets and cryptocurrencies, the price of ADA can also be impacted by malicious actors (e.g., hackers and fraudsters). The perception of the Cardano Network will also affect its usage and the price of ADA. The Cardano Network’s perception can be affected by any number of factors, including, but not limited to, changes in the governance of the network, loss of faith by developers, inability to scale efficiently, or falling out of favor generally. The price of ADA may also fluctuate in the same direction as the broader cryptocurrency market or a subset of the cryptocurrency market, such as Meme Coins.

Risks Related to the Regulation of ADA. Any final determination by a court that ADA or any other digital asset is a “security” or “commodity” may adversely affect the value of ADA and the value of the Fund’s shares, and, if ADA is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a digital asset may be considered a “security” under the federal securities laws. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC did not consider Bitcoin or ETH to be securities, and does not currently consider Bitcoin to be a security. The SEC staff’s guidance regarding whether a digital asset is or is not a security is not determinative or binding and a court may come to a different conclusion.

The SEC has brought enforcement actions against the issuers and promoters of several digital assets on the basis that the digital assets in question are securities. In some enforcement contexts, ADA has been identified by regulators as a potential security, though its status remains unresolved. Such enforcement actions create uncertainty for ADA and its market participants.

Whether a digital asset is a security under the federal securities laws depends on whether it is included in the lists of instruments making up the definition of “security” in the Securities Act of 1933, the Securities Exchange Act of 1934 and the 1940 Act. Digital assets as such do not appear in any of these lists, although each list includes the terms “investment contract,” “note,” and “transferable shares” and the SEC has typically analyzed whether a particular digital asset is a security by reference to whether it meets the tests developed by the federal courts interpreting these terms, known as the Howey and Reves tests, respectively. For many digital assets, whether or not the Howey or Reves tests are met is difficult to resolve definitively, and substantial legal arguments can often be made both in favor of and against a particular digital asset qualifying as a security under one or both tests. Adding to the complexity, the courts, the SEC and the SEC staff have indicated that the security status of a particular instrument, such as a digital asset, can change over time as the relevant facts evolve.

As part of determining whether ADA is a security for purposes of the federal securities laws, the Fund takes into account a number of factors, including the various definitions of “security” under the federal securities laws and federal court decisions interpreting elements of these definitions, such as the U.S. Supreme Court’s decisions in the Howey and Reves cases, as well as reports, orders, press releases, public statements and speeches by the SEC, its commissioners and its staff providing guidance on when a digital asset may be a security for purposes of the federal securities laws.

If an appropriate court determines that ADA is a security, the Advisor would not intend to permit the Fund to continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws).

Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital assets industry. The trading prices of many digital assets/cryptocurrency, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

Staking Risk. When the Fund stakes ADA, the Reference Asset is subject to risks attendant to staking generally, such as illiquidity, reliance on third-party service providers, missed rewards, and validator (stake pool) problems and errors. Staking requires that the Fund lock up the staked ADA during a warm-up period, meaning that the Fund cannot sell or transfer the staked ADA during the time that it is staked and during the warm-up period. During the warm-up period, the Fund remains subject to the market price volatility of ADA, and may miss opportunities to sell during favorable market conditions.

Staking ADA may involve concentration risk among stake pools and infrastructure providers. Over-allocating to a small number of pools increases the risk of downtime, mismanagement, or collusion. Staked ADA is also subject to risks of security breaches, network downtime or attacks, smart contract vulnerabilities, and validator or custodian compromise, any of which can result in a loss of principal or rewards.

Liquidity Risk. Staked ADA does not become illiquid as a result of staking. ADA may be transferred, sold, or otherwise used at any time, including while delegated to a stake pool. However, there is a delay of approximately two epochs (roughly 10 days) before newly delegated ADA begins earning staking rewards. Accordingly, while ADA itself remains liquid, the timing of rewards is subject to protocol rules and may differ from the typical settlement times of other assets, such as securities. The Adviser will manage the Fund’s portfolio assets to remain within applicable liquidity limits under the Fund’s liquidity risk management program, and will not have more than 15% of the Fund’s net assets in illiquid assets. Certain assets held by the Fund, including the Reference Asset, may nevertheless be difficult to sell during times of market stress or disruption. Market illiquidity may cause losses for the Fund. If the Fund is required to sell an asset at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that an asset that is deemed liquid when purchased will continue to be liquid.

Liquid Staking Token Risk. Liquid Staking Tokens held by the Fund are subject to risks associated with the price of the Liquid Staking Token and the risks associated with staking generally. The sale price of Liquid Staking Tokens is determined by the market and is not pegged or maintained by any protocol. Accordingly, although Liquid Staking Tokens are generally liquid, the market price of a Liquid Staking Token may differ from the value of the underlying Reference Asset and accumulated rewards, if any. This means that if the Fund needed to convert a Liquid Staking Token to cash to meet short-term liquidity needs (e.g., to meet AP redemption requests), it may be required to sell Liquid Staking Tokens into the market at a disadvantageous price compared to if the Fund were able to redeem or unwrap the Liquid Staking Token. In addition to price risk, Liquid Staking Tokens are also subject to the risk that a portion of the staked Reference Asset is slashed due to a validator breaking the rules of a network. Liquid Staking Tokens are also subject to the risk that the Fund’s custodian holding the staked Reference Asset is compromised or hacked and loses control of the private keys and the staked Reference Asset being lost. Liquid Staking Tokens are also subject to technological, coding, and smart contract risks in that the network and smart contract running the Liquid Staking Token protocol may be compromised in unforeseen ways. To the extent the Fund uses Liquid Staking Tokens, to mitigate against the risks of staking generally (e.g., illiquidity and market volatility), such mitigation efforts may not be successful or may not work as intended.

Reference Asset ETF Investing Risk. Issuer-specific attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Asset and the Fund’s investments in the ETFs will not perform exactly the same as the Fund’s direct investments in the Reference Asset. To the extent the Fund invests in a Reference ETF that is sponsored by an affiliate of the Adviser (“Sponsored Reference ETF”), such investments create potential conflicts of interest, including but not limited to: (i) the Adviser has an incentive to use the Sponsored Reference ETF to generate additional management fees for its affiliates; and (ii) the Adviser may have an incentive to allocate more of the Fund’s assets to the Sponsored Reference ETF in such a manner that would generate more fees for the affiliate. However, the Adviser will still seek to invest as much of the Fund’s portfolio assets into the Reference Asset directly rather than through a Reference ETF provided that the Fund will always have at least 40% of its assets in securities. In addition, the Adviser generally will only invest in the Sponsored Reference ETF if such Sponsored Reference ETF’s expenses are lower than other available options and such investment is in the best interests of the Fund and its shareholders. The following is a summary of risk factors related to the ETFs that invest in the Reference Asset as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in Reference Assets has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Assets, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Reference Assets, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power or the staked asset. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from validators or miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to the Digital Asset Platforms

●	The value of the Shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of users and miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

●	The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Reference Asset blockchain can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contracts platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by The Fund.

●	The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the ADA Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The ADA Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the ADA Subsidiary, will not have all the protections offered to investors in registered investment companies.

Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Concentration Risk. The Fund’s assets will be concentrated in the sector or sectors or industry or group of industries that are assigned to the Reference Asset, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Cyber Security Risk. The Fund and its service providers, such as the custodian, are susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund and its service providers to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss, including loss of the Reference Asset. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Custodian Risk. The Reference Asset and other assets held by the Fund that operate on distributed ledger/blockchain technology can only be transferred by the person holding both the public and private keys to the digital wallet in which the asset is held. The Fund’s custodians that custodies the Fund’s digital assets is in control of the private keys for each of the Fund’s digital wallets. In the event such custodian loses sole control of the private keys (e.g., through a data breach or hack), the Fund’s digital assets held by such custodian could be lost.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, they may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Indirect Investment Risk. Neither the Reference Asset nor the Cardano Network are affiliated with the Trust, the Fund, or the Adviser, or any affiliates thereof and are not involved with this offering in any way, and have no obligation to consider the Fund in taking any actions that might affect the value of the Fund. None of the Trust, the Fund, the Adviser, or any affiliate are responsible for the performance of the Reference Asset and make no representation as to the performance of the Reference Asset. Investing in the Fund is not equivalent to investing in the Reference Asset. The Fund’s performance is not intended to, nor will it, track the performance of the Reference Asset.

Non-Correlation Risk. The performance of the fund will not, and is not intended to, correlate exactly to the performance of the Reference Asset and will vary somewhat due to factors such as fees and expenses of the Fund, transaction costs, regulatory restrictions, and active management of the Fund’s portfolio.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in-kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in ADA (or any other digital asset) or derivatives based upon ADA (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Asset through investments in the ADA Subsidiary, which is intended to provide the Fund with exposure to ADA returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the ADA Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to ADA returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

PERFORMANCE HISTORY

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

INVESTMENT ADVISER

REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Matthew Pelletier, Lead Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

Matthew Holcomb, Senior Vice President, Senior Trader and Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

PURCHASE AND SALE OF FUND SHARES

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of cash, although the Fund reserves the right to issue Creation Units in exchange for the deposit or delivery of a combination of in-kind assets and cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange (i.e., Cboe BZX Exchange, Inc.). The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.rexshares.com.

TAX INFORMATION

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangements generally will be taxed.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (e.g., a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – REX-OSPREYTM ATOM + STAKING ETF

INVESTMENT OBJECTIVE

REX-OspreyTM ATOM + Staking ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of ATOM (“ATOM” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1) Distribution (12b-1) and Service Fees	[ ]% 0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%
(1)	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are estimated for the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
REX-OspreyTM ATOM + Staking ETF	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other assets (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has recently commenced operations and therefore does not have any portfolio turnover information available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Reference Asset and other assets that provide exposure to the Reference Asset. The Fund will invest directly or through the REX-OspreyTM ATOM Subsidiary, which is described more fully below. Although the Fund seeks returns equal to 1x of the Reference Asset, the Fund’s performance will not replicate the performance of the Reference Asset (i.e., the Fund’s returns may not, be the same as the Reference Asset, due to staking rewards, trading and other expenses, but will generally be in the same direction in a positive or negative manner).

The Fund will invest in and hold ATOM. ATOM is a cryptocurrency that was introduced on____________, and quickly developed its own online community, reaching a peak market capitalization of over US$__________ on ___________. As of ____________, the market capitalization of ATOM was $______________.

The Fund seeks to invest a majority of its assets directly in the Reference Asset and seeks to stake (as described below) its holdings in the Reference Asset. The Fund will invest at least 40% of its assets in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. ETPs (“non-US ETPs”), which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to the Reference Asset (such ETFs, ETPs, and non-US ETPs, “Reference ETFs”). Reference ETFs in which the Fund may invest include Reference ETFs that are sponsored by an affiliate of the Advisor. The majority of the ETFs in which the Fund will invest will be domiciled outside of the United States and listed on non-U.S. exchanges. The non-U.S. ETFs in which the Fund may invest are domiciled in Canada and/or Europe and are listed and available for sale in various jurisdictions in Europe (such as Austria, Belgium, Denmark, Finland, France, Germany, Italy, Ireland, Luxembourg, Netherlands, Norway, Poland, Spain, Sweden, and Switzerland). Where available, the Fund will invest in the USD share class of the applicable non-U.S. ETF. The Fund will allocate portfolio assets to one or more of the following Reference ETFs at any one time, although this list may change over time:

Reference ETF	Exchange	Ticker Symbol
CoinShares Physical Staked Cosmos	Germany	COMS
Valour Cosmos (ATOM)	Germany	VALOUR COSMOS (ATOM)

The Fund will also seek to generate income and capital appreciation through staking the Reference Asset. Generally, staking means that the holder of the Reference Asset will agree to lock up the Reference Asset for it to be used in the Cosmos network’s delegated proof-of-stake validation process. In return, the holder will receive staking rewards in the form of the Reference Asset, which represent portions of the Cosmos network’s transaction fees and inflationary issuances. The Fund will direct its custodian that custodies the Reference Asset (the “Crypto Custodian”) to delegate an amount, as determined by the Adviser, of its Reference Asset holdings to a validator or validators. The Fund seeks to stake all its Reference Asset holdings, subject to the Adviser managing the Fund’s liquidity profile such that no more than 15% of the Fund’s net assets are deemed to be illiquid. Therefore, because the current unbonding period for staked ATOM is 21 days, the Adviser anticipates under current conditions only a portion of the Fund’s assets that are invested directly in ATOM will be staked. The Fund also may earn staking rewards by investing in liquid staking protocols, which are staking protocols that issue a freely-tradeable digital token called a “Liquid Staking Token” (“LST”) that represents the Reference Asset staked with the staking protocol. LSTs permit the holder to receive the benefits of staking without the illiquidity of a locked-up Reference Asset. LSTs represent the amount of the Reference Asset transferred to the staking protocol to be staked, plus any amounts earned through staking rewards. In return, the Fund will participate in regular staking compensation payouts through either an increase in the “conversion rate” of the LST (Rewards-Bearing Tokens) (i.e., the value of the Reward-Bearing Token increases over time vs. the Reference Asset) or an increase in the balance of the LST (Rebasing Tokens) (i.e., the token attempts to keep a stable value vs. the Reference Asset but the token balance increases over time as rewards are accrued). The Fund can also sell LSTs for cash. Generally, there are no fees associated with LSTs, however there are fees associated with staking the underlying Reference Asset. Some staking protocols may charge a fee for unwrapping the LST. To enter or exit a position in LSTs, the Fund will either purchase or sell the LST or mint or redeem the LST in return for the representative amount of the Reference Asset. LSTs invested in by the Fund will be held at the Fund’s Crypto Custodian.

The Fund may direct the Crypto Custodian to use a particular validator or validators (including validators in which affiliates of the Adviser have a nominal ownership interest) to stake its Reference Asset holdings, but the staked Reference Assets will remain in the possession and control of the Crypto Custodian. Rewards, which will be paid in the Reference Asset and subject to any bonding or lock-up period, may be earned in connection with staking the Reference Asset. The Fund will pay the Crypto Custodian and validator or validators a fee for staking the Reference Asset. The Adviser, however, will take no portion of the rewards received from staking and will pass all rewards, minus any fees paid to the Crypto Custodian and validator or validators, to the Fund. To the extent the Fund uses a validator in which affiliates of the Adviser have a nominal ownership interest, such affiliates of the Adviser may receive indirect benefits through their partial ownership in the validator but will not directly receive any fees or rewards. The Fund may seek to gain exposure to the Reference Asset, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the REX-OspreyTM ATOM + Staking (Cayman) Portfolio S.P. (i.e., the “ATOM Subsidiary”). The ATOM Subsidiary is wholly-owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the ATOM Subsidiary. The ATOM Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the ATOM Subsidiary for purposes of determining compliance with: (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the ATOM Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the ATOM Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the ATOM Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the ATOM Subsidiary.

The Fund may engage in reverse repurchase agreements on government securities, investment grade corporate securities or similar transactions for leveraging purposes.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Cosmos Network and ATOM

ATOM is a digital asset that is created and transmitted through the operations of the peer-to-peer Cosmos Network, a decentralized ecosystem of independent blockchains that can interoperate through the Inter-Blockchain Communication (“IBC”) protocol. No single entity owns or operates the Cosmos Network, although its development was originally initiated by Tendermint Inc. (later renamed Ignite) and the Interchain Foundation. Today, governance of the network is carried out by ATOM token holders through on-chain proposals and community voting. The infrastructure of the Cosmos ecosystem is maintained by a distributed base of validators, developers, and users.

The Cosmos Network is designed to enable scalability and interoperability across multiple blockchains. It allows people to exchange tokens of value, called ATOM, which are recorded on the Cosmos Hub blockchain. ATOM can be used to pay for transaction fees, participate in governance, and secure the network through staking, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or in peer-to-peer transactions. Beyond payments, Cosmos enables developers to build sovereign blockchains (“zones”) that can interconnect with one another through the Cosmos Hub, facilitating asset transfers and cross-chain applications.

The Cosmos Hub was the first blockchain launched in the Cosmos ecosystem and serves as the central chain that connects multiple zones. Unlike general-purpose smart contract platforms, the Cosmos Hub focuses on enabling interoperability, though zones themselves can host decentralized applications, smart contracts, and tokens.

The Cosmos Network uses a Proof-of-Stake (“PoS”) consensus mechanism, specifically the Tendermint Byzantine Fault Tolerant (BFT) consensus algorithm, to validate transactions and produce blocks. Validators are responsible for securing the network and are elected based on the amount of ATOM staked, either directly by themselves or delegated by other token holders. Validators receive rewards in the form of block provisions and transaction fees, while delegators share in those rewards. This system incentivizes participation in network security and governance while maintaining strong decentralization.

The Cosmos project was first conceived in 2014 by Jae Kwon and formally launched with the Cosmos Hub’s mainnet in March 2019. Governance of the protocol has since shifted to a decentralized model where ATOM holders propose and vote on changes to protocol parameters, upgrades, and ecosystem funding decisions.

As of early 2025, there are approximately 380 million ATOM tokens in circulation, with no fixed maximum supply. Unlike capped-supply digital assets such as Bitcoin, ATOM follows an inflationary model, with an annual inflation rate that dynamically adjusts based on the percentage of ATOM staked. This model is designed to incentivize high levels of staking participation while securing the network. ATOM tokens are primarily used for staking to secure the Cosmos Hub, participating in governance, and paying transaction fees within the Cosmos ecosystem.

PRINCIPAL INVESTMENT RISKS

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

ATOM Investing Risk. The Fund is subject to the risks of investing in ATOM directly and indirectly through its investments in ETFs that obtain exposure to ATOM and other assets that provide exposure to the Reference Asset. The market price for ATOM is extremely volatile and will likely continue to be volatile. ATOM is the native token for the Cosmos Network and is used to pay for transaction fees on the Cosmos Hub, secure the network through staking, and participate in governance through on-chain voting. Accordingly, the value of ATOM is largely dependent on the acceptability and usage levels of the Cosmos Network, including adoption of its Inter-Blockchain Communication (IBC) protocol and other ecosystem applications.

Factors contributing to the volatility of the price of ATOM include, but are not limited to, the maintenance and development of the open-source Cosmos software, forks or upgrades in the Cosmos Network, speculation and consumer preferences and perceptions of ATOM specifically and digital assets generally, investment and trading activities of large investors that invest directly or indirectly in ATOM, the fees associated with processing transactions, and the speed and scalability of the Cosmos Hub. The price of ATOM is also affected by interruptions in service from or closures or failures of major digital asset trading platforms, cloud services, or validator infrastructure. As with other digital assets and cryptocurrencies, the price of ATOM can also be impacted by malicious actors (e.g., hackers and fraudsters). The perception of the Cosmos Network will also affect usage and the price of ATOM, which may be negatively impacted by changes in governance, validator performance, inability to scale efficiently, or falling out of favor relative to competing Layer-1 blockchains. The price of ATOM may also fluctuate in the same direction as the broader cryptocurrency market or a subset of the market, such as other Proof-of-Stake assets.

Risks Related to the Regulation of ATOM. Any final determination by a court that ATOM or any other digital asset is a “security” or “commodity” may adversely affect the value of ATOM and the value of the Fund’s shares, and, if ATOM is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is uncertain. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC does not currently consider Bitcoin to be a security, but the status of many other digital assets, including ATOM, remains unresolved. The SEC staff’s guidance regarding whether a digital asset is a security is not determinative or binding, and a court may reach a different conclusion.

The SEC has brought enforcement actions against the issuers and promoters of several digital assets on the basis that such assets were securities. Such enforcement actions create uncertainty for ATOM and its market participants.

Whether a digital asset is a security under the federal securities laws depends on judicial interpretations of statutory terms such as “investment contract” and “note,” which courts analyze under the Howey and Reves tests. For many digital assets, including ATOM, whether these tests are met is not definitively resolved, and substantial legal arguments may exist both for and against classification. Adding to the complexity, courts and regulators have indicated that an asset’s classification can change over time as facts and circumstances evolve, such as governance structure, token utility, or network decentralization.

As part of determining whether ATOM is a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s decisions in Howey and Reves), and reports, orders, press releases, public statements, and speeches by the SEC and its staff.

If a court or regulator ultimately determines that ATOM is a security, the Advisor would not intend to permit the Fund to continue holding ATOM in a way that would violate federal securities laws. If necessary, the Fund would either dissolve or seek to operate in compliance with such laws.

Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital assets industry. The trading prices of many digital assets/cryptocurrency, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

Staking Risk. When the Fund stakes ATOM, the Reference Asset is subject to risks attendant to staking generally, such as illiquidity, reliance on third-party service providers, missed rewards, and validator problems or errors. Staking requires that the Fund lock up the staked ATOM and may be subject to an unbonding period to unstake it, meaning that the Fund cannot sell or transfer the staked ATOM during the time that it is staked and while it is being unbonded. During the unbonding period, the Fund remains subject to the market price volatility of ATOM and may miss opportunities to sell during favorable market conditions.

Staking ATOM may involve concentration risk among validators and infrastructure providers. Over-allocating to a small number of validators increases the risk of downtime, slashing penalties, mismanagement, or collusion. Staked ATOM is also subject to risks of security breaches, network downtime or attacks, smart contract vulnerabilities in staking derivatives, and validator or custodian compromise, any of which can result in a loss of principal or staking rewards.

Liquidity Risk. Currently, the unbonding period for staked ATOM is 21 days, which is longer than that of many other Proof-of-Stake networks. Accordingly, staked ATOM may not be sold within the typical settlement times of other assets, such as securities, and may be deemed illiquid or not highly liquid. The Adviser will manage the Fund’s portfolio assets to remain within applicable liquidity limits under the Fund’s liquidity risk management program, and will not have more than 15% of the Fund’s net assets in illiquid assets. As a result, the Fund may not be able to achieve its desired level of staking during certain periods.

In addition, some assets held by the Fund, including ATOM, may be difficult to sell, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including but not limited to, an economic crisis, natural disasters, epidemics/pandemics, or new legislation and regulatory changes inside or outside the United States. Illiquid assets may also be difficult to value, especially in volatile conditions. If the Fund is forced to sell an illiquid asset at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that an asset deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Liquid Staking Token Risk. Liquid Staking Tokens held by the Fund are subject to risks associated with the price of the Liquid Staking Token and the risks associated with staking generally. The sale price of Liquid Staking Tokens is determined by the market and is not pegged or maintained by any protocol. Accordingly, although Liquid Staking Tokens are generally liquid, the market price of a Liquid Staking Token may differ from the value of the underlying Reference Asset and accumulated rewards, if any. This means that if the Fund needed to convert a Liquid Staking Token to cash to meet short-term liquidity needs (e.g., to meet AP redemption requests), it may be required to sell Liquid Staking Tokens into the market at a disadvantageous price compared to if the Fund were able to redeem or unwrap the Liquid Staking Token. In addition to price risk, Liquid Staking Tokens are also subject to the risk that a portion of the staked Reference Asset is slashed due to a validator breaking the rules of a network. Liquid Staking Tokens are also subject to the risk that the Fund’s custodian holding the staked Reference Asset is compromised or hacked and loses control of the private keys and the staked Reference Asset being lost. Liquid Staking Tokens are also subject to technological, coding, and smart contract risks in that the network and smart contract running the Liquid Staking Token protocol may be compromised in unforeseen ways. To the extent the Fund uses Liquid Staking Tokens, to mitigate against the risks of staking generally (e.g., illiquidity and market volatility), such mitigation efforts may not be successful or may not work as intended.

Reference Asset ETF Investing Risk. Issuer-specific attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Asset and the Fund’s investments in the ETFs will not perform exactly the same as the Fund’s direct investments in the Reference Asset. To the extent the Fund invests in a Reference ETF that is sponsored by an affiliate of the Adviser (“Sponsored Reference ETF”), such investments create potential conflicts of interest, including but not limited to: (i) the Adviser has an incentive to use the Sponsored Reference ETF to generate additional management fees for its affiliates; and (ii) the Adviser may have an incentive to allocate more of the Fund’s assets to the Sponsored Reference ETF in such a manner that would generate more fees for the affiliate. However, the Adviser will still seek to invest as much of the Fund’s portfolio assets into the Reference Asset directly rather than through a Reference ETF provided that the Fund will always have at least 40% of its assets in securities. In addition, the Adviser generally will only invest in the Sponsored Reference ETF if such Sponsored Reference ETF’s expenses are lower than other available options and such investment is in the best interests of the Fund and its shareholders. The following is a summary of risk factors related to the ETFs that invest in the Reference Asset as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in Reference Assets has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Assets, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Reference Assets, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power or the staked asset. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from validators or miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to the Digital Asset Platforms

●	The value of the Shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of users and miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

●	The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Reference Asset blockchain can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contracts platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by The Fund.

●	The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the ATOM Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The ATOM Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the ATOM Subsidiary, will not have all the protections offered to investors in registered investment companies.

Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Concentration Risk. The Fund’s assets will be concentrated in the sector or sectors or industry or group of industries that are assigned to the Reference Asset, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Cyber Security Risk. The Fund and its service providers, such as the custodian, are susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund and its service providers to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss, including loss of the Reference Asset. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Custodian Risk. The Reference Asset and other assets held by the Fund that operate on distributed ledger/blockchain technology can only be transferred by the person holding both the public and private keys to the digital wallet in which the asset is held. The Fund’s custodians that custodies the Fund’s digital assets is in control of the private keys for each of the Fund’s digital wallets. In the event such custodian loses sole control of the private keys (e.g., through a data breach or hack), the Fund’s digital assets held by such custodian could be lost.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, they may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Indirect Investment Risk. Neither the Reference Asset nor the Cosmos Network are affiliated with the Trust, the Fund, or the Adviser, or any affiliates thereof and are not involved with this offering in any way, and have no obligation to consider the Fund in taking any actions that might affect the value of the Fund. None of the Trust, the Fund, the Adviser, or any affiliate are responsible for the performance of the Reference Asset and make no representation as to the performance of the Reference Asset. Investing in the Fund is not equivalent to investing in the Reference Asset. The Fund’s performance is not intended to, nor will it, track the performance of the Reference Asset.

Non-Correlation Risk. The performance of the fund will not, and is not intended to, correlate exactly to the performance of the Reference Asset and will vary somewhat due to factors such as fees and expenses of the Fund, transaction costs, regulatory restrictions, and active management of the Fund’s portfolio.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in-kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in ATOM (or any other digital asset) or derivatives based upon ATOM (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Asset through investments in the ATOM Subsidiary, which is intended to provide the Fund with exposure to ATOM returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the ATOM Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to ATOM returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

PERFORMANCE HISTORY

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

INVESTMENT ADVISER

REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Matthew Pelletier, Lead Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

Matthew Holcomb, Senior Vice President, Senior Trader and Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

PURCHASE AND SALE OF FUND SHARES

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of cash, although the Fund reserves the right to issue Creation Units in exchange for the deposit or delivery of a combination of in-kind assets and cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange (i.e., Cboe BZX Exchange, Inc.). The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.rexshares.com.

TAX INFORMATION

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangements generally will be taxed.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (e.g., a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – REX-OSPREYTM AVAX + STAKING ETF

INVESTMENT OBJECTIVE

REX-OspreyTM AVAX + Staking ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of AVAX (“AVAX” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1) Distribution (12b-1) and Service Fees	[ ]% 0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%
(1)	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are estimated for the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
REX-OspreyTM AVAX + Staking ETF	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other assets (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has recently commenced operations and therefore does not have any portfolio turnover information available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Reference Asset and other assets that provide exposure to the Reference Asset. The Fund will invest directly or through the REX-OspreyTM AVAX Subsidiary, which is described more fully below. Although the Fund seeks returns equal to 1x of the Reference Asset, the Fund’s performance will not replicate the performance of the Reference Asset (i.e., the Fund’s returns may not, be the same as the Reference Asset, due to staking rewards, trading and other expenses, but will generally be in the same direction in a positive or negative manner).

The Fund will invest in and hold AVAX. AVAX is a cryptocurrency that was introduced on____________, and quickly developed its own online community, reaching a peak market capitalization of over US$__________ on ___________. As of ____________, the market capitalization of AVAX was $______________.

The Fund seeks to invest a majority of its assets directly in the Reference Asset and seeks to stake (as described below) its holdings in the Reference Asset. The Fund will invest at least 40% of its assets in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. ETPs (“non-US ETPs”), which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to the Reference Asset (such ETFs, ETPs, and non-US ETPs, “Reference ETFs”). Reference ETFs in which the Fund may invest include Reference ETFs that are sponsored by an affiliate of the Advisor. The majority of the ETFs in which the Fund will invest will be domiciled outside of the United States and listed on non-U.S. exchanges. The non-U.S. ETFs in which the Fund may invest are domiciled in Canada and/or Europe and are listed and available for sale in various jurisdictions in Europe (such as Austria, Belgium, Denmark, Finland, France, Germany, Italy, Ireland, Luxembourg, Netherlands, Norway, Poland, Spain, Sweden, and Switzerland). Where available, the Fund will invest in the USD share class of the applicable non-U.S. ETF. The Fund will allocate portfolio assets to one or more of the following Reference ETFs at any one time, although this list may change over time:

Reference ETF	Exchange	Ticker Symbol
21Shares Avalanche Staking ETP	Switzerland	AVAX
VanEck Avalanche ETN	Switzerland	VAVA
Virtune Avalanche ETP	Sweden	VIRAVAX
Valour Avalanche (AVAX)	Germany	VALOUR AVALANCHE (AVAX)

The Fund will also seek to generate income and capital appreciation through staking the Reference Asset. Generally, staking means that the holder of the Reference Asset will agree to lock up the Reference Asset for it to be used in the Avalanche network’s delegated proof-of-stake validation process. In return, the holder will receive staking rewards in the form of the Reference Asset, which represent portions of the Avalanche network’s transaction fees and inflationary issuances. The Fund will direct its custodian that custodies the Reference Asset (the “Crypto Custodian”) to delegate an amount, as determined by the Adviser, of its Reference Asset holdings to a validator or validators. The Fund seeks to stake all its Reference Asset holdings, subject to the Adviser managing the Fund’s liquidity profile such that no more than 15% of the Fund’s net assets are deemed to be illiquid. Therefore, because the current unbonding period for staked AVAX is approximately 14 days, the Adviser anticipates under current conditions a portion of the Fund’s assets that are invested directly in AVAX will be staked. The Fund also may earn staking rewards by investing in liquid staking protocols, which are staking protocols that issue a freely-tradeable digital token called a “Liquid Staking Token” (“LST”) that represents the Reference Asset staked with the staking protocol. LSTs permit the holder to receive the benefits of staking without the illiquidity of a locked-up Reference Asset. LSTs represent the amount of the Reference Asset transferred to the staking protocol to be staked, plus any amounts earned through staking rewards. In return, the Fund will participate in regular staking compensation payouts through either an increase in the “conversion rate” of the LST (Rewards-Bearing Tokens) (i.e., the value of the Reward-Bearing Token increases over time vs. the Reference Asset) or an increase in the balance of the LST (Rebasing Tokens) (i.e., the token attempts to keep a stable value vs. the Reference Asset but the token balance increases over time as rewards are accrued). The Fund can also sell LSTs for cash. Generally, there are no fees associated with LSTs, however there are fees associated with staking the underlying Reference Asset. Some staking protocols may charge a fee for unwrapping the LST. To enter or exit a position in LSTs, the Fund will either purchase or sell the LST or mint or redeem the LST in return for the representative amount of the Reference Asset. LSTs invested in by the Fund will be held at the Fund’s Crypto Custodian.

The Fund may direct the Crypto Custodian to use a particular validator or validators (including validators in which affiliates of the Adviser have a nominal ownership interest) to stake its Reference Asset holdings, but the staked Reference Assets will remain in the possession and control of the Crypto Custodian. Rewards, which will be paid in the Reference Asset and subject to any bonding or lock-up period, may be earned in connection with staking the Reference Asset. The Fund will pay the Crypto Custodian and validator or validators a fee for staking the Reference Asset. The Adviser, however, will take no portion of the rewards received from staking and will pass all rewards, minus any fees paid to the Crypto Custodian and validator or validators, to the Fund. To the extent the Fund uses a validator in which affiliates of the Adviser have a nominal ownership interest, such affiliates of the Adviser may receive indirect benefits through their partial ownership in the validator but will not directly receive any fees or rewards. The Fund may seek to gain exposure to the Reference Asset, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the REX-OspreyTM AVAX + Staking (Cayman) Portfolio S.P. (i.e., the “AVAX Subsidiary”). The AVAX Subsidiary is wholly-owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the AVAX Subsidiary. The AVAX Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the AVAX Subsidiary for purposes of determining compliance with: (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the AVAX Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the AVAX Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the AVAX Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the AVAX Subsidiary.

The Fund may engage in reverse repurchase agreements on government securities, investment grade corporate securities or similar transactions for leveraging purposes.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Avalanche Network and AVAX

AVAX is a digital asset that is created and transmitted through the operations of the peer-to-peer Avalanche Network, a decentralized blockchain platform designed for speed, scalability, and interoperability. No single entity owns or operates the Avalanche Network, although its development was originally initiated by Ava Labs and is now guided through decentralized community governance by AVAX token holders. The infrastructure of the Avalanche Network is maintained by a distributed set of validators, developers, and users across its multiple interoperable blockchains.

The Avalanche Network allows people to exchange tokens of value, called AVAX, which are recorded on its public transaction ledger. AVAX can be used to pay for transaction fees across the network, participate in governance, and secure the system through staking. It can also be converted to fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or through individual peer-to-peer transactions. Beyond simple token transfers, the Avalanche Network supports smart contracts, decentralized applications (dApps), and the creation of custom blockchains, making it a flexible environment for DeFi, NFTs, enterprise applications, and other Web3 use cases.

The Avalanche Protocol is distinguished by its multi-chain architecture, which includes three core built-in blockchains:

Exchange Chain (X-Chain): Optimized for creating and exchanging digital assets.

Contract Chain (C-Chain): Compatible with the Ethereum Virtual Machine (EVM) for smart contracts and dApps.

Platform Chain (P-Chain): Used for coordinating validators, staking, and managing custom subnets.

This architecture allows Avalanche to scale horizontally by enabling developers to launch independent blockchains (subnets) tailored to specific applications, all while interoperating with the wider network.

The Avalanche Network uses a Proof-of-Stake (“PoS”) consensus mechanism, with a unique Avalanche consensus protocol that enables near-instant finality and high throughput. Validators participate by staking AVAX, validating transactions, and producing blocks across the network’s chains. Unlike traditional PoS models, the Avalanche consensus relies on repeated random sampling to achieve agreement quickly and efficiently. AVAX holders can delegate their stake to validators to earn a share of staking rewards.

The Avalanche Protocol was launched in September 2020 by Ava Labs, co-founded by Emin Gün Sirer, Kevin Sekniqi, and Maofan “Ted” Yin. While Ava Labs continues to contribute to research and development, governance of the protocol is increasingly decentralized, with AVAX token holders participating in network governance decisions, including parameter changes and subnet management.

As of early 2025, there are approximately 377 million AVAX tokens in circulation, with a capped maximum supply of 720 million AVAX. Unlike some fixed-supply assets, AVAX uses a fee-burning mechanism: all transaction fees paid in AVAX are permanently removed from circulation, creating a deflationary pressure over time. AVAX tokens are primarily used for paying transaction fees, staking to secure the network, participating in governance, and creating custom blockchains within the Avalanche ecosystem.

PRINCIPAL INVESTMENT RISKS

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

AVAX Investing Risk. The Fund is subject to the risks of investing in AVAX directly and indirectly through its investments in ETFs that obtain exposure to AVAX and other assets that provide exposure to the Reference Asset. The market price for AVAX is extremely volatile and will likely continue to be volatile. AVAX is the native token for the Avalanche Network and is used to pay for transaction fees on the Avalanche blockchain, secure the network through staking, and participate in governance by voting on network upgrades and parameter changes. Accordingly, the value of AVAX is largely dependent on the acceptability and usage levels of the Avalanche Network and its applications, including decentralized finance (DeFi), non-fungible tokens (NFTs), and enterprise blockchain deployments.

Factors contributing to the volatility of the price of AVAX include, but are not limited to, the maintenance and development of the open-source Avalanche protocol, forks or upgrades in the Avalanche Network, speculation and consumer preferences and perceptions of AVAX specifically and digital assets generally, investment and trading activities of large investors that invest directly or indirectly in AVAX, and the fees and speeds associated with transaction processing. The price of AVAX is also affected by interruptions in service from or closures or failures of major digital asset trading platforms, cloud services, and validator infrastructure. As with other digital assets, the price of AVAX can also be impacted by malicious actors (e.g., hackers and fraudsters). The perception of the Avalanche Network can also affect usage and the price of AVAX, which may be negatively impacted by changes in governance, validator incentives, inability to scale efficiently, or declining relevance relative to other competing Layer-1 blockchains. The price of AVAX may also fluctuate with broader cryptocurrency market trends, or subsets of the market, such as smart contract platforms.

Risks Related to the Regulation of AVAX. Any final determination by a court that AVAX or any other digital asset is a “security” or “commodity” may adversely affect the value of AVAX and the value of the Fund’s shares, and, if AVAX is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a digital asset may be considered a “security” under the federal securities laws. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is uncertain. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC does not currently consider Bitcoin to be a security, but the status of many other digital assets, including AVAX, remains unresolved. The SEC staff’s guidance regarding whether a digital asset is a security is not determinative or binding, and a court may reach a different conclusion.

The SEC has brought enforcement actions against issuers and promoters of several digital assets on the basis that such assets were securities. Such enforcement actions create uncertainty for AVAX and its market participants.

Whether a digital asset is a security under the federal securities laws depends on judicial interpretations of statutory terms such as “investment contract” and “note,” which courts analyze under the Howey and Reves tests. For many digital assets, including AVAX, whether these tests are met is not definitively resolved, and substantial legal arguments may exist both for and against classification. Adding to the complexity, courts and regulators have indicated that an asset’s classification can change over time as facts and circumstances evolve, such as governance structure, network decentralization, or token usage.

As part of determining whether AVAX is a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s decisions in Howey and Reves), and reports, orders, press releases, public statements, and speeches by the SEC and its staff.

If a court or regulator ultimately determines that AVAX is a security, the Advisor would not intend to permit the Fund to continue holding AVAX in a way that would violate federal securities laws. If necessary, the Fund would either dissolve or seek to operate in compliance with such laws.

Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital assets industry. The trading prices of many digital assets/cryptocurrency, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

Staking Risk. When the Fund stakes AVAX, the Reference Asset is subject to risks attendant to staking generally, such as illiquidity, reliance on third-party service providers, missed rewards, and validator problems or errors. Staking requires that the Fund lock up the staked AVAX and may be subject to an unbonding period to unstake it, meaning that the Fund cannot sell or transfer the staked AVAX during the time that it is staked and while it is being unbonded. During the unbonding period, the Fund remains subject to the market price volatility of AVAX and may miss opportunities to sell during favorable market conditions.

Staking AVAX may involve concentration risk among validators and infrastructure providers. The Avalanche Network allows validators to set their own parameters, which could introduce risks related to decentralization, downtime, slashing, or mismanagement. Staked AVAX is also subject to risks of network downtime or attacks, validator compromise, security breaches, or vulnerabilities in staking-related infrastructure, any of which could result in loss of principal or staking rewards.

Liquidity Risk. Staked AVAX is subject to a minimum lock-up period of approximately 14 days (and up to one year), which is determined at the time of staking and cannot be shortened. During the lock-up period, AVAX cannot be transferred, sold, or redelegated. Accordingly, staked AVAX may not be sold within the typical settlement times of other assets, such as securities, and may be deemed illiquid or not highly liquid. The Adviser will manage the Fund’s portfolio assets to remain within applicable liquidity limits under the Fund’s liquidity risk management program and will not have more than 15% of the Fund’s net assets in illiquid assets. Certain assets held by the Fund, including AVAX, may be difficult to sell during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, or new legislation and regulatory changes inside or outside the United States. Illiquid assets may also be difficult to value, especially in volatile conditions. If the Fund is required to sell an illiquid asset at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that an asset deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Liquid Staking Token Risk. Liquid Staking Tokens held by the Fund are subject to risks associated with the price of the Liquid Staking Token and the risks associated with staking generally. The sale price of Liquid Staking Tokens is determined by the market and is not pegged or maintained by any protocol. Accordingly, although Liquid Staking Tokens are generally liquid, the market price of a Liquid Staking Token may differ from the value of the underlying Reference Asset and accumulated rewards, if any. This means that if the Fund needed to convert a Liquid Staking Token to cash to meet short-term liquidity needs (e.g., to meet AP redemption requests), it may be required to sell Liquid Staking Tokens into the market at a disadvantageous price compared to if the Fund were able to redeem or unwrap the Liquid Staking Token. In addition to price risk, Liquid Staking Tokens are also subject to the risk that a portion of the staked Reference Asset is slashed due to a validator breaking the rules of a network. Liquid Staking Tokens are also subject to the risk that the Fund’s custodian holding the staked Reference Asset is compromised or hacked and loses control of the private keys and the staked Reference Asset being lost. Liquid Staking Tokens are also subject to technological, coding, and smart contract risks in that the network and smart contract running the Liquid Staking Token protocol may be compromised in unforeseen ways. To the extent the Fund uses Liquid Staking Tokens, to mitigate against the risks of staking generally (e.g., illiquidity and market volatility), such mitigation efforts may not be successful or may not work as intended.

Reference Asset ETF Investing Risk. Issuer-specific attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Asset and the Fund’s investments in the ETFs will not perform exactly the same as the Fund’s direct investments in the Reference Asset. To the extent the Fund invests in a Reference ETF that is sponsored by an affiliate of the Adviser (“Sponsored Reference ETF”), such investments create potential conflicts of interest, including but not limited to: (i) the Adviser has an incentive to use the Sponsored Reference ETF to generate additional management fees for its affiliates; and (ii) the Adviser may have an incentive to allocate more of the Fund’s assets to the Sponsored Reference ETF in such a manner that would generate more fees for the affiliate. However, the Adviser will still seek to invest as much of the Fund’s portfolio assets into the Reference Asset directly rather than through a Reference ETF provided that the Fund will always have at least 40% of its assets in securities. In addition, the Adviser generally will only invest in the Sponsored Reference ETF if such Sponsored Reference ETF’s expenses are lower than other available options and such investment is in the best interests of the Fund and its shareholders. The following is a summary of risk factors related to the ETFs that invest in the Reference Asset as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in Reference Assets has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Assets, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Reference Assets, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power or the staked asset. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from validators or miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to the Digital Asset Platforms

●	The value of the Shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of users and miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

●	The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Reference Asset blockchain can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contracts platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by The Fund.

●	The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the AVAX Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The AVAX Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the AVAX Subsidiary, will not have all the protections offered to investors in registered investment companies.

Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Concentration Risk. The Fund’s assets will be concentrated in the sector or sectors or industry or group of industries that are assigned to the Reference Asset, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Cyber Security Risk. The Fund and its service providers, such as the custodian, are susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund and its service providers to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss, including loss of the Reference Asset. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Custodian Risk. The Reference Asset and other assets held by the Fund that operate on distributed ledger/blockchain technology can only be transferred by the person holding both the public and private keys to the digital wallet in which the asset is held. The Fund’s custodians that custodies the Fund’s digital assets is in control of the private keys for each of the Fund’s digital wallets. In the event such custodian loses sole control of the private keys (e.g., through a data breach or hack), the Fund’s digital assets held by such custodian could be lost.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, they may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Indirect Investment Risk. Neither the Reference Asset nor the Avalanche Network are affiliated with the Trust, the Fund, or the Adviser, or any affiliates thereof and are not involved with this offering in any way, and have no obligation to consider the Fund in taking any actions that might affect the value of the Fund. None of the Trust, the Fund, the Adviser, or any affiliate are responsible for the performance of the Reference Asset and make no representation as to the performance of the Reference Asset. Investing in the Fund is not equivalent to investing in the Reference Asset. The Fund’s performance is not intended to, nor will it, track the performance of the Reference Asset.

Non-Correlation Risk. The performance of the fund will not, and is not intended to, correlate exactly to the performance of the Reference Asset and will vary somewhat due to factors such as fees and expenses of the Fund, transaction costs, regulatory restrictions, and active management of the Fund’s portfolio.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in-kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in AVAX (or any other digital asset) or derivatives based upon AVAX (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Asset through investments in the AVAX Subsidiary, which is intended to provide the Fund with exposure to AVAX returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the AVAX Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to AVAX returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

PERFORMANCE HISTORY

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

INVESTMENT ADVISER

REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Matthew Pelletier, Lead Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

Matthew Holcomb, Senior Vice President, Senior Trader and Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

PURCHASE AND SALE OF FUND SHARES

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of cash, although the Fund reserves the right to issue Creation Units in exchange for the deposit or delivery of a combination of in-kind assets and cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange (i.e., Cboe BZX Exchange, Inc.). The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.rexshares.com.

TAX INFORMATION

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangements generally will be taxed.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (e.g., a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – REX-OSPREYTM BCH ETF

INVESTMENT OBJECTIVE

REX-OspreyTM BCH ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of BCH (“BCH” or the “Reference Asset”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1) Distribution (12b-1) and Service Fees	[ ]% 0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%
(1)	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are estimated for the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
REX-OspreyTM BCH ETF	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other assets (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Reference Asset and other assets that provide exposure to the Reference Asset. The Fund will invest directly or through the REX-OspreyTM BCH Subsidiary, which is described more fully below. Although the Fund seeks returns equal to 1x of the Reference Asset, the Fund’s performance will not replicate the performance of the Reference Asset (i.e., the Fund’s returns may not be the same as the Reference Asset, due to fees and expenses of the Fund and the Reference ETFs in which it invests, trading and other expenses, but will generally be in the same direction in a positive or negative manner, except in circumstances where the Fund’s staking rewards do not outweigh expenses of the Reference ETFs).

The Fund seeks to invest the majority of its assets directly in the Reference Asset. BCH is a cryptocurrency that was introduced in __________, reaching a peak market capitalization of approximately US$__________ on __________. As of August 31, 2025, the market capitalization of BCH was $____________.

The Fund will invest at least 40% of its assets directly in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. exchange-traded products (“non-US ETPs”), which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to the Reference Asset (all such ETFs, ETPs and non-US ETPs, “Reference ETFs”). The non-U.S. ETPs in which the Fund may invest are domiciled in Canada and/or Europe and are listed and available for sale in various jurisdictions in Europe (such as Austria, Belgium, Denmark, Finland, France, Germany, Italy, Ireland, Luxembourg, Netherlands, Norway, Poland, Spain, Sweden, and Switzerland). Where available, the Fund will invest in the USD share class of the applicable non-U.S. ETP. Non-US ETPs will not be treated as regulated investment companies for U.S. federal income tax purposes and therefore will not be taxed as such. The Fund will allocate portfolio assets to one or more of the following Reference ETFs at any one time, although this list may change over time:

Reference ETF	Exchange	Ticker Symbol
21Shares Bitcoin Cash ETP	Switzerland	ABCH
VALOUR BITCOIN CASH BCH SEK	Sweden	2577942D

The Fund may seek to gain exposure to the Reference Asset, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the REX-OspreyTM BCH (Cayman) Portfolio S.P. (i.e., the “BCH Subsidiary”). The BCH Subsidiary is wholly-owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the BCH Subsidiary. The BCH Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the BCH Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the BCH Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the BCH Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the BCH Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the BCH Subsidiary.

The Fund may engage in reverse repurchase agreements on government securities, investment grade corporate securities or similar transactions to help the Fund meet its investment objective by maintaining exposure to the Reference Asset and Reference ETPs that themselves provide exposure to the Reference Asset, and also by maintaining its tax status as a regulated investment company, and for leveraging purposes.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Information about Bitcoin Cash Network and BCH

BCH is a digital asset that is created and transmitted through the operations of the peer-to-peer Bitcoin Cash Network, a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the Bitcoin Cash Network, although its development is supported by a broad community of independent developers, miners, node operators, and users. The infrastructure of the Bitcoin Cash Network is collectively maintained by this decentralized base of participants.

The Bitcoin Cash Network allows people to exchange tokens of value, called BCH, which are recorded on a public transaction ledger known as a blockchain. BCH can be used to pay for goods and services, transferred peer-to-peer globally with low fees, or converted to fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or through end-user transactions. The Bitcoin Cash Network was designed to function primarily as a peer-to-peer electronic cash system, enabling fast and inexpensive payments across borders without reliance on financial intermediaries.

Bitcoin Cash originated as a hard fork of the Bitcoin blockchain in August 2017. The split occurred due to differing views within the Bitcoin community regarding scalability, specifically how best to handle increasing transaction volume. Bitcoin Cash increased the block size limit to allow for more transactions per block, thereby supporting higher throughput and lower fees compared to Bitcoin.

The Bitcoin Cash Network uses a Proof-of-Work (“PoW”) consensus mechanism to validate transactions and produce blocks. In PoW, miners expend computational resources to solve cryptographic puzzles, securing the network and maintaining the integrity of the blockchain. This mechanism incentivizes miners with block rewards and transaction fees paid in BCH.

Unlike networks that incorporate more complex smart contract functionality (such as Ethereum or TRON), the Bitcoin Cash Network is primarily focused on serving as digital cash. However, it does support limited smart contract-like features through “CashScript” and other layer-2 solutions, which enable functionalities such as escrow, tokenization, and more sophisticated conditional payments.

As of early 2025, approximately 19.7 million BCH tokens are in circulation, with a maximum capped supply of 21 million BCH — the same as Bitcoin. This fixed supply is enforced through the protocol’s rules, which also implement a block reward halving approximately every four years, reducing the rate at which new BCH is created over time. BCH tokens are primarily used as a medium of exchange, a store of value, and a means of paying for transaction fees on the Bitcoin Cash Network.

PRINCIPAL INVESTMENT RISKS

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

BCH Investing Risk. Cryptocurrencies, such as BCH, operate without central authority or banks and are not backed by any government. Cryptocurrencies are often referred to as “virtual assets” or “digital assets,” and function as decentralized, peer-to-peer networks for financial transactions and value storage that can be used like money. BCH is not legal tender. Investments linked to BCH can be highly volatile compared to investments in traditional securities, and the Fund may experience sudden and substantial losses. The markets for BCH and BCH-related investments may also become illiquid. These markets may fluctuate widely based on numerous factors, including overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics, and pandemics), interest rate changes, or inflation. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. A number of factors affect the price and market for BCH:

●	New Technology. BCH is a relatively new technological innovation with a limited operating history. There is little established performance record to evaluate, creating uncertainty about its long-term value and adoption.

●	Supply and Demand of BCH. BCH has a fixed maximum supply of 21 million coins, following the same issuance model as Bitcoin. Block rewards are halved approximately every four years, which reduces new issuance and may create scarcity effects over time. This fixed supply may amplify price volatility if demand increases significantly. In addition, BCH mining is concentrated among a relatively small number of pools, which may impact decentralization and security.

●	Adoption and Use of BCH. The value of BCH depends significantly on its use as a medium of exchange and settlement layer for payments. While BCH is designed for fast, low-cost peer-to-peer transactions, long-term adoption is uncertain, particularly as it competes with other cryptocurrencies that may be more widely used or technologically advanced. A contraction in usage may result in illiquidity, increased volatility, and a reduction in price.

●	Largely Unregulated Marketplace. Digital asset markets, including spot markets for BCH, are relatively new and may not be subject to the same regulatory oversight as traditional securities or commodities markets. Many exchanges operate with limited transparency or investor protections, which may expose BCH to risks of manipulation, fraud, flash crashes, or exchange failures. Suspension or closure of trading venues could reduce confidence in BCH, impair liquidity, or adversely affect pricing.

●	Cybersecurity. As a digital asset, BCH is subject to risks of malicious attacks, including theft from exchanges or wallets, exploitation of protocol vulnerabilities, or 51% attacks. Such events could have a material adverse effect on BCH’s value and liquidity.

●	Forks. BCH itself was created in 2017 as a result of a fork of the Bitcoin blockchain. Like many open-source projects, BCH may be subject to further protocol disagreements that result in additional forks. Forks may negatively impact adoption, create new security risks, and reduce confidence in the asset.

Risks Related to the Regulation of BCH. Any final determination by a court or regulator that BCH or any other digital asset is a “security” or “commodity” may adversely affect the value of BCH and the value of the Fund’s shares. If BCH is deemed a security and is not, or cannot be, registered as such, the Fund may be required to alter its operations significantly or terminate altogether.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex, fact-intensive, and uncertain. Public statements from regulators have clarified that Bitcoin is not currently considered a security, but the status of many other digital assets, including BCH, remains unresolved. Non-binding SEC guidance may not be determinative, and courts could reach different conclusions.

The SEC has brought enforcement actions against issuers, promoters, and trading platforms involving various digital assets on the basis that such assets were securities. These enforcement actions create uncertainty for BCH and its market participants.

Whether a digital asset qualifies as a “security” typically depends on judicial interpretations of statutory terms such as “investment contract” or “note,” analyzed under the Howey and Reves tests. For many digital assets, including BCH, the outcome of these tests is not definitively resolved, and substantial arguments can often be made both in favor of and against classification. Adding further complexity, regulators and courts have suggested that an asset’s classification may evolve over time as decentralization, governance, or market structure changes.

As part of assessing whether BCH qualifies as a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s Howey and Reves decisions), and regulatory reports, orders, and public statements.

If a court or regulator ultimately determines that BCH is a security, the Advisor would not intend to permit the Fund to hold or trade BCH in a manner that violates federal securities laws. In such a case, the Fund may be required to liquidate its holdings of BCH, restructure its operations, or, if compliance is not possible, dissolve.

Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital assets/cryptocurrency industry. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and validators, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

Reference Asset ETF Investing Risk. Issuer-specific attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Asset and the Fund’s investments in the ETFs will not perform exactly the same as the Fund’s direct investments in the Reference Asset. However, the Adviser will still seek to invest as much of the Fund’s portfolio assets into the Reference Asset directly rather than through a Reference ETF provided that the Fund will always have at least 40% of its assets in securities. The following is a summary of risk factors related to the ETFs that invest in the Reference Assets as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in Reference Asset has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Reference Asset, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to the Digital Asset Platforms

●	The value of the Shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of validators or miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

●	The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Reference Asset blockchain can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contracts platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by The Fund.

●	The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

Exchange-Traded Products Risk. The Fund invests in other ETFs and ETPs, including those based outside the United States. These investments carry the same risks as the securities they hold and may trade at prices above or below the value of their holdings. Non-U.S. ETPs are not registered investment companies and are subject to different regulations than U.S. ETFs. They may also be taxed differently for U.S. investors, which could increase the Fund’s taxable income or cause the Fund to sell investments at unfavorable times to meet tax requirements.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the BCH Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The BCH Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the BCH Subsidiary, will not have all the protections offered to investors in registered investment companies.

Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Concentration Risk. The Fund’s assets will be concentrated in the sector or sectors or industry or group of industries that are assigned to the Reference Asset, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Cyber Security Risk. The Fund and its service providers, such as the custodian, are susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund and its service providers to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss, including loss of the Reference Asset. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Custodian Risk. The Reference Asset and other assets held by the Fund that operate on distributed ledger/blockchain technology can only be transferred by the person holding both the public and private keys to the digital wallet in which the asset is held. The Fund’s Crypto Custodian that custody’s the Fund’s digital assets are in control of the private keys for each of the Fund’s digital wallets. In the event such custodian loses sole control of the private keys (e.g., through a data breach or hack), the Fund’s digital assets held by such custodian could be lost. The Fund’s custodian uses hardware security modules (HSMs) as part of their security architecture. An HSM is a specialized device that can generate and hold private keys securely and can use those keys to sign and approve transactions. The HSMs’ custom logic verifies that all sensitive requests (withdrawals, policy changes, new user additions, etc.) are approved by a valid quorum of client users and also approved by the custodian, and they provide on-demand private key accessibility.

Foreign Securities Risk. To the extent the Fund invests in securities of foreign ETFs, such investments may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Indirect Investment Risk. Neither the Reference Asset nor the Bitcoin Cash Network are affiliated with the Trust, the Fund, or the Adviser, or any affiliates thereof and are not involved with this offering in any way, and have no obligation to consider the Fund in taking any actions that might affect the value of the Fund. None of the Trust, the Fund, the Adviser, or any affiliate are responsible for the performance of the Reference Asset and make no representation as to the performance of the Reference Asset. Investing in the Fund is not equivalent to investing in the Reference Asset.

Non-Correlation Risk. The performance of the fund will not, and is not intended to, correlate exactly to the performance of the Reference Asset and will vary somewhat due to factors such as fees and expenses of the Fund and the Reference ETFs, transaction costs, regulatory restrictions, and active management of the Fund’s portfolio.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in BCH (or any other digital asset) or derivatives based upon BCH (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Asset through investments in the BCH Subsidiary, which is intended to provide the Fund with exposure to BCH returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the BCH Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to BCH returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes and not curing such failure could have adverse consequences for the Fund and its shareholders, including that both the income of the Fund and dividends paid to its shareholders would be subject to U.S. federal income tax and that such taxes applied at the Fund level would correspondingly reduce the NAV of the Fund. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

PERFORMANCE HISTORY

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at [(844) 802-4004].

INVESTMENT ADVISER

REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Matthew Pelletier, Lead Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

Matthew Holcomb, Senior Vice President, Senior Trader and Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

PURCHASE AND SALE OF FUND SHARES

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange (i.e., Cboe BZX Exchange, Inc.). The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.rexshares.com.

TAX INFORMATION

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangements generally will be taxed.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (e.g., a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – REX-OSPREYTM CRO + STAKING ETF

INVESTMENT OBJECTIVE

REX-OspreyTM CRO + Staking ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of CRO (“CRO” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1) Distribution (12b-1) and Service Fees	[ ]% 0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%
(1)	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are estimated for the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
REX-OspreyTM CRO + Staking ETF	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other assets (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has recently commenced operations and therefore does not have any portfolio turnover information available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Reference Asset and other assets that provide exposure to the Reference Asset. The Fund will invest directly or through the REX-OspreyTM CRO Subsidiary, which is described more fully below. Although the Fund seeks returns equal to 1x of the Reference Asset, the Fund’s performance will not replicate the performance of the Reference Asset (i.e., the Fund’s returns may not, be the same as the Reference Asset, due to staking rewards, trading and other expenses, but will generally be in the same direction in a positive or negative manner).

The Fund will invest in and hold CRO. CRO is a cryptocurrency that was introduced on____________, and quickly developed its own online community, reaching a peak market capitalization of over US$__________ on ___________. As of ____________, the market capitalization of CRO was $______________.

The Fund seeks to invest a majority of its assets directly in the Reference Asset and seeks to stake (as described below) its holdings in the Reference Asset. The Fund will invest at least 40% of its assets in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. ETPs (“non-US ETPs”), which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to the Reference Asset (such ETFs, ETPs, and non-US ETPs, “Reference ETFs”). Reference ETFs in which the Fund may invest include Reference ETFs that are sponsored by an affiliate of the Advisor. The majority of the ETFs in which the Fund will invest will be domiciled outside of the United States and listed on non-U.S. exchanges. The non-U.S. ETFs in which the Fund may invest are domiciled in CanCRO and/or Europe and are listed and available for sale in various jurisdictions in Europe (such as Austria, Belgium, Denmark, Finland, France, Germany, Italy, Ireland, Luxembourg, Netherlands, Norway, Poland, Spain, Sweden, and Switzerland). Where available, the Fund will invest in the USD share class of the applicable non-U.S. ETF. The Fund will allocate portfolio assets to one or more of the following Reference ETFs at any one time, although this list may change over time:

Reference ETF	Exchange	Ticker Symbol
Valour Cronos CRO SEK	Sweden	2582959D
21Shares Cronos ETP	Netherlands	CRON

The Fund will also seek to generate income and capital appreciation through staking the Reference Asset. Generally, staking means that the holder of the Reference Asset will agree to lock up the Reference Asset for it to be used in the Cronos network’s delegated proof-of-stake validation process. In return, the holder will receive staking rewards in the form of the Reference Asset, which represent portions of the Cronos network’s transaction fees and inflationary issuances. The Fund will direct its custodian that custodies the Reference Asset (the “Crypto Custodian”) to delegate an amount, as determined by the Adviser, of its Reference Asset holdings to a validator or validators. The Fund seeks to stake all its Reference Asset holdings, subject to the Adviser managing the Fund’s liquidity profile such that no more than 15% of the Fund’s net assets are deemed to be illiquid. Therefore, because the current unbonding period for staked CRO is approximately 28 days, the Adviser anticipates under current conditions a portion of the Fund’s assets that are invested directly in CRO will be staked. The Fund also may earn staking rewards by investing in liquid staking protocols, which are staking protocols that issue a freely-tradeable digital token called a “Liquid Staking Token” (“LST”) that represents the Reference Asset staked with the staking protocol. LSTs permit the holder to receive the benefits of staking without the illiquidity of a locked-up Reference Asset. LSTs represent the amount of the Reference Asset transferred to the staking protocol to be staked, plus any amounts earned through staking rewards. In return, the Fund will participate in regular staking compensation payouts through either an increase in the “conversion rate” of the LST (Rewards-Bearing Tokens) (i.e., the value of the Reward-Bearing Token increases over time vs. the Reference Asset) or an increase in the balance of the LST (Rebasing Tokens) (i.e., the token attempts to keep a stable value vs. the Reference Asset but the token balance increases over time as rewards are accrued). The Fund can also sell LSTs for cash. Generally, there are no fees associated with LSTs, however there are fees associated with staking the underlying Reference Asset. Some staking protocols may charge a fee for unwrapping the LST. To enter or exit a position in LSTs, the Fund will either purchase or sell the LST or mint or redeem the LST in return for the representative amount of the Reference Asset. LSTs invested in by the Fund will be held at the Fund’s Crypto Custodian.

The Fund may direct the Crypto Custodian to use a particular validator or validators (including validators in which affiliates of the Adviser have a nominal ownership interest) to stake its Reference Asset holdings, but the staked Reference Assets will remain in the possession and control of the Crypto Custodian. Rewards, which will be paid in the Reference Asset and subject to any bonding or lock-up period, may be earned in connection with staking the Reference Asset. The Fund will pay the Crypto Custodian and validator or validators a fee for staking the Reference Asset. The Adviser, however, will take no portion of the rewards received from staking and will pass all rewards, minus any fees paid to the Crypto Custodian and validator or validators, to the Fund. To the extent the Fund uses a validator in which affiliates of the Adviser have a nominal ownership interest, such affiliates of the Adviser may receive indirect benefits through their partial ownership in the validator but will not directly receive any fees or rewards. The Fund may seek to gain exposure to the Reference Asset, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the REX-OspreyTM CRO + Staking (Cayman) Portfolio S.P. (i.e., the “CRO Subsidiary”). The CRO Subsidiary is wholly-owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the CRO Subsidiary. The CRO Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the CRO Subsidiary for purposes of determining compliance with: (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the CRO Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the CRO Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the CRO Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the CRO Subsidiary.

The Fund may engage in reverse repurchase agreements on government securities, investment grade corporate securities or similar transactions for leveraging purposes.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Cronos Network and CRO

CRO is a digital asset that is created and transmitted through the operations of the peer-to-peer Cronos Network, a decentralized blockchain platform designed for decentralized finance (DeFi), payments, and Web3 applications. The network was originally launched and developed by Crypto.com through the Crypto.org Chain and has since expanded into the broader Cronos ecosystem. While Crypto.com continues to play a central role in ecosystem development, governance of the network is increasingly transitioning toward community-driven structures. The infrastructure of the Cronos Network is collectively maintained by validators, developers, and users.

The Cronos Network allows people to exchange tokens of value, called CRO, which are recorded on a public transaction ledger. CRO can be used to pay for transaction fees on the network, participate in governance, and secure the protocol through staking. In addition, CRO provides utility within the wider Crypto.com ecosystem, where it can be used for payments, rewards, trading fee reductions, and access to exclusive benefits. CRO may also be converted into fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or through peer-to-peer transactions.

Cronos is an Ethereum Virtual Machine (EVM)-compatible blockchain built on the Cosmos SDK, designed to support interoperability, scalability, and low-cost transactions. This dual architecture allows Cronos to integrate with both Ethereum-based applications and the Cosmos Inter-Blockchain Communication (“IBC”) protocol, enabling asset transfers and cross-chain functionalities across ecosystems. Developers can deploy smart contracts and decentralized applications (dApps) on Cronos with full compatibility to Ethereum tools, while also leveraging the Cosmos ecosystem.

The Cronos Network uses a Proof-of-Stake (“PoS”) consensus mechanism, where validators secure the blockchain by producing blocks and confirming transactions. Token holders may stake CRO to validators to participate indirectly in consensus and earn staking rewards. Transaction fees are paid in CRO, aligning incentives for network security and usage.

The Cronos ecosystem was launched in 2021 by Crypto.com, led by CEO Kris Marszalek, as part of a broader vision to accelerate the adoption of cryptocurrency in payments and decentralized finance. While Crypto.com remains a key contributor, Cronos governance is evolving toward a more decentralized model, with CRO holders able to influence network upgrades and protocol decisions.

As of early 2025, there are approximately 25.2 billion CRO tokens in circulation, with a capped maximum supply of 30 billion CRO. The supply has been reduced from the original 100 billion following a significant burn event in 2021. CRO tokens are primarily used for paying network fees, staking to secure the Cronos blockchain, participating in governance, and accessing benefits within the Crypto.com ecosystem, such as card rewards, trading incentives, and DeFi yield opportunities.

PRINCIPAL INVESTMENT RISKS

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

CRO Investing Risk. The Fund is subject to the risks of investing in CRO directly and indirectly through its investments in ETFs that obtain exposure to CRO and other assets that provide exposure to the Reference Asset. The market price for CRO is extremely volatile and will likely continue to be volatile. CRO is the native token of the Cronos ecosystem and the Crypto.com exchange. It is used to pay for transaction fees on the Cronos blockchain, access rewards and discounts on the Crypto.com platform, and participate in staking and ecosystem programs. Accordingly, the value of CRO is largely dependent on the acceptability and usage levels of the Cronos Network and the broader adoption of Crypto.com’s exchange, payment services, and applications.

Factors contributing to the volatility of the price of CRO include, but are not limited to, the maintenance and development of the Cronos blockchain, forks or upgrades in the protocol, speculation and consumer perceptions of CRO specifically and digital assets generally, investment and trading activity of large holders, and the usage of CRO within the Crypto.com platform. The price of CRO is also affected by interruptions in service from or closures of major digital asset trading platforms, reliance on centralized infrastructure, or cybersecurity events targeting Crypto.com or the Cronos Network. As with other digital assets, CRO’s price can also be influenced by malicious actors (e.g., hackers and fraudsters). The perception of the Cronos ecosystem will affect CRO’s usage and price, which may decline if the network fails to scale effectively, loses support from developers, or falls out of favor relative to competitors. CRO may also fluctuate in line with broader cryptocurrency market trends or subsets of the market, such as exchange tokens.

Risks Related to the Regulation of CRO. Any final determination by a court that CRO or any other digital asset is a “security” or “commodity” may adversely affect the value of CRO and the value of the Fund’s shares, and, if CRO is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex and difficult to apply, and the outcome is uncertain. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC does not currently consider Bitcoin to be a security, but the status of many other digital assets, including CRO, remains unresolved. The SEC staff’s guidance regarding whether a digital asset is a security is not determinative or binding, and a court may reach a different conclusion.

The SEC has brought enforcement actions against issuers and promoters of several digital assets on the basis that such assets were securities. Such enforcement actions create uncertainty for CRO and its market participants.

Whether a digital asset is a security under the federal securities laws depends on judicial interpretations of statutory terms such as “investment contract” and “note,” which courts analyze under the Howey and Reves tests. For many digital assets, including CRO, whether these tests are met is not definitively resolved, and substantial legal arguments may exist both in favor of and against classification. Adding to the complexity, courts and regulators have indicated that an asset’s classification can change over time as facts and circumstances evolve, such as network decentralization, governance, or token utility.

As part of determining whether CRO is a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s decisions in Howey and Reves), and reports, orders, press releases, public statements, and speeches by the SEC and its staff.

If a court or regulator ultimately determines that CRO is a security, the Advisor would not intend to permit the Fund to continue holding CRO in a way that would violate federal securities laws. If necessary, the Fund would either dissolve or seek to operate in compliance with such laws.

Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital assets industry. The trading prices of many digital assets/cryptocurrency, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

Staking Risk. When the Fund stakes CRO, the Reference Asset is subject to risks attendant to staking generally, such as illiquidity, reliance on third-party service providers, missed rewards, and validator problems or errors. Staking requires that the Fund lock up the staked CRO and may be subject to an unbonding period to unstake it, meaning that the Fund cannot sell or transfer the staked CRO during the time that it is staked and while it is being unbonded. During the unbonding period, the Fund remains subject to the market price volatility of CRO and may miss opportunities to sell during favorable market conditions.

Staking CRO may involve concentration risk among validators and infrastructure providers, especially given the role of the Crypto.com platform in ecosystem participation. Over-allocating to a small number of validators increases risks of downtime, slashing, mismanagement, or collusion. Staked CRO is also subject to risks of network downtime or attacks, validator compromise, security breaches, or vulnerabilities in staking-related smart contracts, any of which can result in the loss of principal or staking rewards.

Liquidity Risk. Currently, the unbonding period for staked CRO on the Cronos blockchain is approximately 28 days, though actual withdrawal times may vary depending on validator and network conditions. Accordingly, staked CRO may not be sold within the typical settlement times of other assets, such as securities, and may be deemed illiquid or not highly liquid. The Adviser will manage the Fund’s portfolio assets to remain within applicable liquidity limits under the Fund’s liquidity risk management program, and will not have more than 15% of the Fund’s net assets in illiquid assets. As a result, the Fund may not be able to achieve its desired level of staking during certain periods.

In addition, some assets held by the Fund, including CRO, may be difficult to sell, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including but not limited to, an economic crisis, natural disasters, epidemics/pandemics, or new legislation and regulatory changes inside or outside the United States. Illiquid assets may also be difficult to value, especially in volatile conditions. If the Fund is forced to sell an illiquid asset at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that an asset deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Liquid Staking Token Risk. Liquid Staking Tokens held by the Fund are subject to risks associated with the price of the Liquid Staking Token and the risks associated with staking generally. The sale price of Liquid Staking Tokens is determined by the market and is not pegged or maintained by any protocol. Accordingly, although Liquid Staking Tokens are generally liquid, the market price of a Liquid Staking Token may differ from the value of the underlying Reference Asset and accumulated rewards, if any. This means that if the Fund needed to convert a Liquid Staking Token to cash to meet short-term liquidity needs (e.g., to meet AP redemption requests), it may be required to sell Liquid Staking Tokens into the market at a disadvantageous price compared to if the Fund were able to redeem or unwrap the Liquid Staking Token. In addition to price risk, Liquid Staking Tokens are also subject to the risk that a portion of the staked Reference Asset is slashed due to a validator breaking the rules of a network. Liquid Staking Tokens are also subject to the risk that the Fund’s custodian holding the staked Reference Asset is compromised or hacked and loses control of the private keys and the staked Reference Asset being lost. Liquid Staking Tokens are also subject to technological, coding, and smart contract risks in that the network and smart contract running the Liquid Staking Token protocol may be compromised in unforeseen ways. To the extent the Fund uses Liquid Staking Tokens, to mitigate against the risks of staking generally (e.g., illiquidity and market volatility), such mitigation efforts may not be successful or may not work as intended.

Reference Asset ETF Investing Risk. Issuer-specific attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Asset and the Fund’s investments in the ETFs will not perform exactly the same as the Fund’s direct investments in the Reference Asset. To the extent the Fund invests in a Reference ETF that is sponsored by an affiliate of the Adviser (“Sponsored Reference ETF”), such investments create potential conflicts of interest, including but not limited to: (i) the Adviser has an incentive to use the Sponsored Reference ETF to generate additional management fees for its affiliates; and (ii) the Adviser may have an incentive to allocate more of the Fund’s assets to the Sponsored Reference ETF in such a manner that would generate more fees for the affiliate. However, the Adviser will still seek to invest as much of the Fund’s portfolio assets into the Reference Asset directly rather than through a Reference ETF provided that the Fund will always have at least 40% of its assets in securities. In addition, the Adviser generally will only invest in the Sponsored Reference ETF if such Sponsored Reference ETF’s expenses are lower than other available options and such investment is in the best interests of the Fund and its shareholders. The following is a summary of risk factors related to the ETFs that invest in the Reference Asset as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in Reference Assets has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Assets, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Reference Assets, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power or the staked asset. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from validators or miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to the Digital Asset Platforms

●	The value of the Shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of users and miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

●	The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Reference Asset blockchain can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contracts platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by The Fund.

●	The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the CRO Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The CRO Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the CRO Subsidiary, will not have all the protections offered to investors in registered investment companies.

Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Concentration Risk. The Fund’s assets will be concentrated in the sector or sectors or industry or group of industries that are assigned to the Reference Asset, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Cyber Security Risk. The Fund and its service providers, such as the custodian, are susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund and its service providers to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss, including loss of the Reference Asset. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Custodian Risk. The Reference Asset and other assets held by the Fund that operate on distributed ledger/blockchain technology can only be transferred by the person holding both the public and private keys to the digital wallet in which the asset is held. The Fund’s custodians that custodies the Fund’s digital assets is in control of the private keys for each of the Fund’s digital wallets. In the event such custodian loses sole control of the private keys (e.g., through a data breach or hack), the Fund’s digital assets held by such custodian could be lost.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, they may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Indirect Investment Risk. Neither the Reference Asset nor the Cronos Network are affiliated with the Trust, the Fund, or the Adviser, or any affiliates thereof and are not involved with this offering in any way, and have no obligation to consider the Fund in taking any actions that might affect the value of the Fund. None of the Trust, the Fund, the Adviser, or any affiliate are responsible for the performance of the Reference Asset and make no representation as to the performance of the Reference Asset. Investing in the Fund is not equivalent to investing in the Reference Asset. The Fund’s performance is not intended to, nor will it, track the performance of the Reference Asset.

Non-Correlation Risk. The performance of the fund will not, and is not intended to, correlate exactly to the performance of the Reference Asset and will vary somewhat due to factors such as fees and expenses of the Fund, transaction costs, regulatory restrictions, and active management of the Fund’s portfolio.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in-kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in CRO (or any other digital asset) or derivatives based upon CRO (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Asset through investments in the CRO Subsidiary, which is intended to provide the Fund with exposure to CRO returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the CRO Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to CRO returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

PERFORMANCE HISTORY

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

INVESTMENT ADVISER

REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Matthew Pelletier, Lead Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

Matthew Holcomb, Senior Vice President, Senior Trader and Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

PURCHASE AND SALE OF FUND SHARES

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of cash, although the Fund reserves the right to issue Creation Units in exchange for the deposit or delivery of a combination of in-kind assets and cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange (i.e., Cboe BZX Exchange, Inc.). The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.rexshares.com.

TAX INFORMATION

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangements generally will be taxed.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (e.g., a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – REX-OSPREYTM DOT + STAKING ETF

INVESTMENT OBJECTIVE

REX-OspreyTM DOT + Staking ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of DOT (“DOT” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1) Distribution (12b-1) and Service Fees	[ ]% 0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%
(1)	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are estimated for the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
REX-OspreyTM DOT + Staking ETF	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other assets (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has recently commenced operations and therefore does not have any portfolio turnover information available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Reference Asset and other assets that provide exposure to the Reference Asset. The Fund will invest directly or through the REX-OspreyTM DOT Subsidiary, which is described more fully below. Although the Fund seeks returns equal to 1x of the Reference Asset, the Fund’s performance will not replicate the performance of the Reference Asset (i.e., the Fund’s returns may not, be the same as the Reference Asset, due to staking rewards, trading and other expenses, but will generally be in the same direction in a positive or negative manner).

The Fund will invest in and hold DOT. DOT is a cryptocurrency that was introduced on____________, and quickly developed its own online community, reaching a peak market capitalization of over US$__________ on ___________. As of ____________, the market capitalization of DOT was $______________.

The Fund seeks to invest a majority of its assets directly in the Reference Asset and seeks to stake (as described below) its holdings in the Reference Asset. The Fund will invest at least 40% of its assets in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. ETPs (“non-US ETPs”), which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to the Reference Asset (such ETFs, ETPs, and non-US ETPs, “Reference ETFs”). Reference ETFs in which the Fund may invest include Reference ETFs that are sponsored by an affiliate of the Advisor. The majority of the ETFs in which the Fund will invest will be domiciled outside of the United States and listed on non-U.S. exchanges. The non-U.S. ETFs in which the Fund may invest are domiciled in Canada and/or Europe and are listed and available for sale in various jurisdictions in Europe (such as Austria, Belgium, Denmark, Finland, France, Germany, Italy, Ireland, Luxembourg, Netherlands, Norway, Poland, Spain, Sweden, and Switzerland). Where available, the Fund will invest in the USD share class of the applicable non-U.S. ETF. The Fund will allocate portfolio assets to one or more of the following Reference ETFs at any one time, although this list may change over time:

Reference ETF	Exchange	Ticker Symbol
21Shares Polkadot ETP	Switzerland	ADOT
CoinShares Physical Staked Polkadot	Germany	CDOT
WisdomTree Physical Polkadot	Switzerland	DOTW
VanEck Polkadot ETN	Germany	VDOT
Valour Polkadot	France	DOTVA
AMINA Polkadot ETP	Switzerland	SDOT
Virtune Staked Polkadot ETP	Sweden	VIRDOT

The Fund will also seek to generate income and capital appreciation through staking the Reference Asset. Generally, staking means that the holder of the Reference Asset will agree to lock up the Reference Asset for it to be used in the Polkadot network’s delegated proof-of-stake validation process. In return, the holder will receive staking rewards in the form of the Reference Asset, which represent portions of the Polkadot network’s transaction fees and inflationary issuances. The Fund will direct its custodian that custodies the Reference Asset (the “Crypto Custodian”) to delegate an amount, as determined by the Adviser, of its Reference Asset holdings to a validator or validators. The Fund seeks to stake all its Reference Asset holdings, subject to the Adviser managing the Fund’s liquidity profile such that no more than 15% of the Fund’s net assets are deemed to be illiquid. Therefore, because the current unbonding period for staked DOT is approximately 28 days, the Adviser anticipates under current conditions a portion of the Fund’s assets that are invested directly in DOT will be staked. The Fund also may earn staking rewards by investing in liquid staking protocols, which are staking protocols that issue a freely-tradeable digital token called a “Liquid Staking Token” (“LST”) that represents the Reference Asset staked with the staking protocol. LSTs permit the holder to receive the benefits of staking without the illiquidity of a locked-up Reference Asset. LSTs represent the amount of the Reference Asset transferred to the staking protocol to be staked, plus any amounts earned through staking rewards. In return, the Fund will participate in regular staking compensation payouts through either an increase in the “conversion rate” of the LST (Rewards-Bearing Tokens) (i.e., the value of the Reward-Bearing Token increases over time vs. the Reference Asset) or an increase in the balance of the LST (Rebasing Tokens) (i.e., the token attempts to keep a stable value vs. the Reference Asset but the token balance increases over time as rewards are accrued). The Fund can also sell LSTs for cash. Generally, there are no fees associated with LSTs, however there are fees associated with staking the underlying Reference Asset. Some staking protocols may charge a fee for unwrapping the LST. To enter or exit a position in LSTs, the Fund will either purchase or sell the LST or mint or redeem the LST in return for the representative amount of the Reference Asset. LSTs invested in by the Fund will be held at the Fund’s Crypto Custodian.

The Fund may direct the Crypto Custodian to use a particular validator or validators (including validators in which affiliates of the Adviser have a nominal ownership interest) to stake its Reference Asset holdings, but the staked Reference Assets will remain in the possession and control of the Crypto Custodian. Rewards, which will be paid in the Reference Asset and subject to any bonding or lock-up period, may be earned in connection with staking the Reference Asset. The Fund will pay the Crypto Custodian and validator or validators a fee for staking the Reference Asset. The Adviser, however, will take no portion of the rewards received from staking and will pass all rewards, minus any fees paid to the Crypto Custodian and validator or validators, to the Fund. To the extent the Fund uses a validator in which affiliates of the Adviser have a nominal ownership interest, such affiliates of the Adviser may receive indirect benefits through their partial ownership in the validator but will not directly receive any fees or rewards. The Fund may seek to gain exposure to the Reference Asset, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the REX-OspreyTM DOT + Staking (Cayman) Portfolio S.P. (i.e., the “DOT Subsidiary”). The DOT Subsidiary is wholly-owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the DOT Subsidiary. The DOT Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the DOT Subsidiary for purposes of determining compliance with: (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the DOT Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the DOT Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the DOT Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the DOT Subsidiary.

The Fund may engage in reverse repurchase agreements on government securities, investment grade corporate securities or similar transactions for leveraging purposes.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Polkadot Network and DOT

DOT is a digital asset that is created and transmitted through the operations of the peer-to-peer Polkadot Network, a decentralized blockchain protocol designed to enable interoperability, scalability, and shared security across multiple specialized blockchains. No single entity owns or operates the Polkadot Network, although its development was originally initiated by the Web3 Foundation and Parity Technologies. Today, governance is carried out through a decentralized on-chain system in which DOT token holders, validators, and councils participate directly in decision-making. The infrastructure of the Polkadot Network is collectively maintained by validators, collators, nominators, developers, and users.

The Polkadot Network enables the creation of interconnected blockchains known as parachains, which run in parallel and communicate with each other via the central Relay Chain. This design allows developers to build custom blockchains optimized for specific use cases while still benefiting from the security, governance, and interoperability of the broader Polkadot ecosystem. DOT tokens serve as the native currency of the network and can be used to pay transaction fees, participate in governance, secure the network through staking, and bond parachains to the Relay Chain. DOT can also be exchanged for fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or through peer-to-peer transactions.

The Polkadot Network employs a Nominated Proof-of-Stake (NPoS) consensus mechanism to validate transactions and produce blocks. Validators secure the Relay Chain by validating proofs from parachains, while nominators support trusted validators by staking DOT on their behalf. Both validators and nominators earn staking rewards in proportion to their contributions, aligning incentives for security and decentralization.

Polkadot was conceived by Dr. Gavin Wood, co-founder of Ethereum, and development began in 2016. The network officially launched its mainnet in May 2020. Since then, it has grown into a leading multi-chain ecosystem supporting diverse applications across decentralized finance (DeFi), gaming, NFTs, and enterprise solutions. Governance has progressively evolved into a decentralized framework, with DOT holders directly proposing and voting on upgrades and treasury allocations.

As of early 2025, there are approximately 1.3 billion DOT tokens in circulation, with no fixed maximum supply. DOT uses an inflationary supply model with an annual inflation rate targeted around 10%, though the exact rate may vary depending on the level of staking participation. This model ensures continuous network security incentives for validators and nominators. DOT tokens are primarily used for staking to secure the Relay Chain, participating in governance, paying for transaction fees, and bonding parachains within the Polkadot ecosystem.

PRINCIPAL INVESTMENT RISKS

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

DOT Investing Risk. The Fund is subject to the risks of investing in DOT directly and indirectly through its investments in ETFs that obtain exposure to DOT and other assets that provide exposure to the Reference Asset. The market price for DOT is extremely volatile and will likely continue to be volatile. DOT is the native token of the Polkadot Network and is used to pay for transaction fees, secure the network through staking, and participate in governance by voting on protocol changes, parachain slot auctions, and upgrades. Accordingly, the value of DOT is largely dependent on the acceptability and usage levels of the Polkadot Network and its applications, including parachain deployments and cross-chain interoperability.

Factors contributing to the volatility of the price of DOT include, but are not limited to, the maintenance and development of the open-source Polkadot protocol, forks or upgrades in the network, speculation and consumer preferences and perceptions of DOT specifically and digital assets generally, investment and trading activities of large investors, and network fees and scalability. The price of DOT is also affected by interruptions in service from or closures of major digital asset trading platforms, cloud services, or validator infrastructure. As with other digital assets, the price of DOT can also be impacted by malicious actors (e.g., hackers and fraudsters). The perception of the Polkadot ecosystem may also affect DOT’s usage and price, particularly if developer adoption slows, if competing Layer-1 platforms achieve greater traction, or if governance controversies reduce community confidence. DOT may also fluctuate in the same direction as the broader cryptocurrency market or subsets of the market, such as Proof-of-Stake interoperability tokens.

Risks Related to the Regulation of DOT. Any final determination by a court that DOT or any other digital asset is a “security” or “commodity” may adversely affect the value of DOT and the value of the Fund’s shares, and, if DOT is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a digital asset may be considered a “security” under the federal securities laws. The test for determining whether a digital asset is a “security” is complex and difficult to apply, and the outcome is uncertain. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC does not currently consider Bitcoin to be a security, but the status of many other digital assets, including DOT, remains unresolved. The SEC staff’s guidance regarding whether a digital asset is a security is not determinative or binding, and a court may reach a different conclusion.

The SEC has brought enforcement actions against the issuers and promoters of several digital assets on the basis that such assets were securities. Such enforcement actions create uncertainty for DOT and its market participants.

Whether a digital asset is a security under the federal securities laws depends on judicial interpretations of statutory terms such as “investment contract” and “note,” which courts analyze under the Howey and Reves tests. For many digital assets, including DOT, whether these tests are met is not definitively resolved, and substantial legal arguments may exist both in favor of and against classification. Adding to the complexity, courts and regulators have indicated that an asset’s classification can change over time as facts and circumstances evolve, such as governance structures, staking models, or usage.

As part of determining whether DOT is a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s decisions in Howey and Reves), and reports, orders, press releases, public statements, and speeches by the SEC and its staff.

If a court or regulator ultimately determines that DOT is a security, the Advisor would not intend to permit the Fund to continue holding DOT in a way that would violate federal securities laws. If necessary, the Fund would either dissolve or seek to operate in compliance with such laws.

Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital assets industry. The trading prices of many digital assets/cryptocurrency, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

Staking Risk. When the Fund stakes DOT, the Reference Asset is subject to risks attendant to staking generally, such as illiquidity, reliance on third-party service providers, missed rewards, and validator problems or errors. Staking requires that the Fund lock up the staked DOT and may be subject to an unbonding period to unstake it, meaning that the Fund cannot sell or transfer the staked DOT during the time that it is staked and while it is being unbonded. During the unbonding period, the Fund remains subject to the market price volatility of DOT and may miss opportunities to sell during favorable market conditions.

Staking DOT may involve concentration risk among validators and infrastructure providers. The Polkadot nomination system delegates stake across validators, but risks remain if too much stake is concentrated in a few entities. Over-allocating to a limited number of validators increases the likelihood of downtime, mismanagement, or collusion. Staked DOT is also subject to risks of slashing penalties for validator misbehavior, network downtime or attacks, validator compromise, or vulnerabilities in staking-related tools, any of which can result in loss of principal or staking rewards.

Liquidity Risk. Currently, the unbonding period for staked DOT is 28 days, which is longer than that of many other Proof-of-Stake networks. Accordingly, staked DOT may not be sold within the typical settlement times of other assets, such as securities, and may be deemed illiquid or not highly liquid. The Adviser will manage the Fund’s portfolio assets to remain within applicable liquidity limits under the Fund’s liquidity risk management program, and will not have more than 15% of the Fund’s net assets in illiquid assets. As a result, the Fund may not be able to achieve its desired level of staking during certain periods.

In addition, some assets held by the Fund, including DOT, may be difficult to sell, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including but not limited to, an economic crisis, natural disasters, epidemics/pandemics, or new legislation and regulatory changes inside or outside the United States. Illiquid assets may also be difficult to value, especially in volatile conditions. If the Fund is forced to sell an illiquid asset at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that an asset deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Liquid Staking Token Risk. Liquid Staking Tokens held by the Fund are subject to risks associated with the price of the Liquid Staking Token and the risks associated with staking generally. The sale price of Liquid Staking Tokens is determined by the market and is not pegged or maintained by any protocol. Accordingly, although Liquid Staking Tokens are generally liquid, the market price of a Liquid Staking Token may differ from the value of the underlying Reference Asset and accumulated rewards, if any. This means that if the Fund needed to convert a Liquid Staking Token to cash to meet short-term liquidity needs (e.g., to meet AP redemption requests), it may be required to sell Liquid Staking Tokens into the market at a disadvantageous price compared to if the Fund were able to redeem or unwrap the Liquid Staking Token. In addition to price risk, Liquid Staking Tokens are also subject to the risk that a portion of the staked Reference Asset is slashed due to a validator breaking the rules of a network. Liquid Staking Tokens are also subject to the risk that the Fund’s custodian holding the staked Reference Asset is compromised or hacked and loses control of the private keys and the staked Reference Asset being lost. Liquid Staking Tokens are also subject to technological, coding, and smart contract risks in that the network and smart contract running the Liquid Staking Token protocol may be compromised in unforeseen ways. To the extent the Fund uses Liquid Staking Tokens, to mitigate against the risks of staking generally (e.g., illiquidity and market volatility), such mitigation efforts may not be successful or may not work as intended.

Reference Asset ETF Investing Risk. Issuer-specific attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Asset and the Fund’s investments in the ETFs will not perform exactly the same as the Fund’s direct investments in the Reference Asset. To the extent the Fund invests in a Reference ETF that is sponsored by an affiliate of the Adviser (“Sponsored Reference ETF”), such investments create potential conflicts of interest, including but not limited to: (i) the Adviser has an incentive to use the Sponsored Reference ETF to generate additional management fees for its affiliates; and (ii) the Adviser may have an incentive to allocate more of the Fund’s assets to the Sponsored Reference ETF in such a manner that would generate more fees for the affiliate. However, the Adviser will still seek to invest as much of the Fund’s portfolio assets into the Reference Asset directly rather than through a Reference ETF provided that the Fund will always have at least 40% of its assets in securities. In addition, the Adviser generally will only invest in the Sponsored Reference ETF if such Sponsored Reference ETF’s expenses are lower than other available options and such investment is in the best interests of the Fund and its shareholders. The following is a summary of risk factors related to the ETFs that invest in the Reference Asset as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in Reference Assets has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Assets, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Reference Assets, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power or the staked asset. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from validators or miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to the Digital Asset Platforms

●	The value of the Shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of users and miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

●	The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Reference Asset blockchain can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contracts platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by The Fund.

●	The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the DOT Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The DOT Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the DOT Subsidiary, will not have all the protections offered to investors in registered investment companies.

Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Concentration Risk. The Fund’s assets will be concentrated in the sector or sectors or industry or group of industries that are assigned to the Reference Asset, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Cyber Security Risk. The Fund and its service providers, such as the custodian, are susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund and its service providers to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss, including loss of the Reference Asset. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Custodian Risk. The Reference Asset and other assets held by the Fund that operate on distributed ledger/blockchain technology can only be transferred by the person holding both the public and private keys to the digital wallet in which the asset is held. The Fund’s custodians that custodies the Fund’s digital assets is in control of the private keys for each of the Fund’s digital wallets. In the event such custodian loses sole control of the private keys (e.g., through a data breach or hack), the Fund’s digital assets held by such custodian could be lost.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, they may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Indirect Investment Risk. Neither the Reference Asset nor the Polkadot Network are affiliated with the Trust, the Fund, or the Adviser, or any affiliates thereof and are not involved with this offering in any way, and have no obligation to consider the Fund in taking any actions that might affect the value of the Fund. None of the Trust, the Fund, the Adviser, or any affiliate are responsible for the performance of the Reference Asset and make no representation as to the performance of the Reference Asset. Investing in the Fund is not equivalent to investing in the Reference Asset. The Fund’s performance is not intended to, nor will it, track the performance of the Reference Asset.

Non-Correlation Risk. The performance of the fund will not, and is not intended to, correlate exactly to the performance of the Reference Asset and will vary somewhat due to factors such as fees and expenses of the Fund, transaction costs, regulatory restrictions, and active management of the Fund’s portfolio.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in-kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in DOT (or any other digital asset) or derivatives based upon DOT (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Asset through investments in the DOT Subsidiary, which is intended to provide the Fund with exposure to DOT returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the DOT Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to DOT returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

PERFORMANCE HISTORY

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

INVESTMENT ADVISER

REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Matthew Pelletier, Lead Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

Matthew Holcomb, Senior Vice President, Senior Trader and Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

PURCHASE AND SALE OF FUND SHARES

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of cash, although the Fund reserves the right to issue Creation Units in exchange for the deposit or delivery of a combination of in-kind assets and cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange (i.e., Cboe BZX Exchange, Inc.). The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.rexshares.com.

TAX INFORMATION

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangements generally will be taxed.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (e.g., a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – REX-OSPREYTM ENA ETF

INVESTMENT OBJECTIVE

REX-OspreyTM ENA ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of ENA (“ENA” or the “Reference Asset”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1) Distribution (12b-1) and Service Fees	[ ]% 0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%
(1)	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are estimated for the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
REX-OspreyTM ENA ETF	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other assets (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Reference Asset and other assets that provide exposure to the Reference Asset. The Fund will invest directly or through the REX-OspreyTM ENA Subsidiary, which is described more fully below. Although the Fund seeks returns equal to 1x of the Reference Asset, the Fund’s performance will not replicate the performance of the Reference Asset (i.e., the Fund’s returns may not be the same as the Reference Asset, due to fees and expenses of the Fund and the Reference ETFs in which it invests, trading and other expenses, but will generally be in the same direction in a positive or negative manner, except in circumstances where the Fund’s staking rewards do not outweigh expenses of the Reference ETFs).

The Fund seeks to invest the majority of its assets directly in the Reference Asset. ENA is a cryptocurrency that was introduced in __________, reaching a peak market capitalization of approximately US$__________ on __________. As of August 31, 2025, the market capitalization of ENA was $____________.

The Fund will invest at least 40% of its assets directly in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. exchange-traded products (“non-US ETPs”), which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to the Reference Asset (all such ETFs, ETPs and non-US ETPs, “Reference ETFs”). The non-U.S. ETPs in which the Fund may invest are domiciled in Canada and/or Europe and are listed and available for sale in various jurisdictions in Europe (such as Austria, Belgium, Denmark, Finland, France, Germany, Italy, Ireland, Luxembourg, Netherlands, Norway, Poland, Spain, Sweden, and Switzerland). Where available, the Fund will invest in the USD share class of the applicable non-U.S. ETP. Non-US ETPs will not be treated as regulated investment companies for U.S. federal income tax purposes and therefore will not be taxed as such. The Fund will allocate portfolio assets to one or more of the following Reference ETFs at any one time, although this list may change over time:

Reference ETF	Exchange	Ticker Symbol
Valour Ethena ENA SEK	Sweden	2582980D

The Fund may seek to gain exposure to the Reference Asset, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the REX-OspreyTM ENA (Cayman) Portfolio S.P. (i.e., the “ENA Subsidiary”). The ENA Subsidiary is wholly-owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the ENA Subsidiary. The ENA Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the ENA Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the ENA Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the ENA Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the ENA Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the ENA Subsidiary.

The Fund may engage in reverse repurchase agreements on government securities, investment grade corporate securities or similar transactions to help the Fund meet its investment objective by maintaining exposure to the Reference Asset and Reference ETPs that themselves provide exposure to the Reference Asset, and also by maintaining its tax status as a regulated investment company, and for leveraging purposes.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Ethena Protocol and ENA

ENA is a digital asset that is created and transmitted through the operations of the Ethena Protocol, a decentralized finance (DeFi) protocol focused on synthetic stablecoins. The system is built on Ethereum as an ERC-20 token. No single entity owns or operates the Ethena Protocol, although its development was initiated by Ethena Labs and is governed in part by the community via token holders. The infrastructure of Ethena is collectively maintained by token holders, users of the USDe stablecoin, contributors to governance committees (such as the Risk Committee), and developers.

The Ethena Protocol allows people to interact with its native governance token ENA, which is recorded on the Ethereum blockchain, and to use its synthetic dollar, called USDe. ENA can be used to vote on protocol governance decisions, including electing members of committees that oversee critical aspects of the protocol. ENA may also receive portions of protocol revenues under certain conditions (a “fee switch”) when governance thresholds are met. ENA may be converted to fiat currencies at rates determined on Digital Asset Exchanges or via peer-to-peer transactions.

The Ethena Protocol is designed around synthetic dollar issuance, yield generation, and stablecoin stability. USDe is intended to be price-stable with respect to the U.S. dollar, using crypto collateral and delta-neutral strategies, rather than relying on traditional fiat reserves or custodial assets. Governance and risk parameters are overseen by committees (e.g. the Risk Committee) elected by ENA holders. ENA tokenomics includes sENA, a liquid receipt token representing ENA locked for governance purposes.

The Ethena Protocol does not rely on its own consensus mechanism in the same way a blockchain network would — ENA itself is an ERC-20 token and operations such as transactions, governance votes, and smart contract execution rely on the Ethereum network’s consensus and security. The protocol does embed smart contracts, oracles, and other DeFi components to implement synthetic assets, hedging, collateralization, and risk management.

Ethena Lab’s project launched with ENA tokenomics that include several phases of token distribution. The token supply is divided among community rewards (including airdrops), core contributors, investors, and other ecosystem and partnership initiatives. Unlock schedules for core contributors and investors started at ENA’s token generation event (TGE) in March 2024.

As of mid-2025, ENA has a total supply of 15 billion tokens, with a circulating supply of approximately 6.9 billion ENA.ENA is primarily used for governance (voting on proposals and risk parameters), participating in rewards programs, and aligning incentives via governance-locked tokens (e.g. sENA). Under governance-mandated triggers, ENA holders may also benefit from periodic protocol revenue sharing.

PRINCIPAL INVESTMENT RISKS

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

ENA Investing Risk. Cryptocurrencies, such as ENA, operate without central authority or banks and are not backed by any government. Cryptocurrencies are often referred to as “virtual assets” or “digital assets,” and function as decentralized, peer-to-peer financial trading platforms, governance mechanisms, and stores of value. ENA is not legal tender. Investments linked to ENA can be highly volatile compared to investments in traditional securities, and the Fund may experience sudden and substantial losses. The markets for ENA and ENA-related investments may also become illiquid. These markets may fluctuate widely based on numerous factors, including overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics, and pandemics), interest rate changes, or inflation. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. A number of factors affect the price and market for ENA:

●	New Technology. ENA is a relatively new digital asset, launched in 2024, with limited operating history. There is little established performance record for its price, creating uncertainty around its long-term value and adoption.

●	Supply and Demand of ENA. ENA has a fixed maximum supply of 15 billion tokens, with structured allocations for contributors, investors, community incentives, and governance programs. Unlock schedules and vesting periods may increase circulating supply over time, potentially impacting price. Demand for ENA is tied to its role in governance of the Ethena Protocol and alignment with adoption of its synthetic stablecoin, USDe. Concentration of holdings among early contributors, investors, or the foundation could affect market dynamics and price volatility.

●	Adoption and Use of ENA. The value of ENA depends significantly on its role in protocol governance, staking, and as a mechanism to align incentives between participants in the Ethena ecosystem. Adoption is closely tied to growth of the USDe synthetic dollar and other Ethena products. Reduced adoption or contraction of the protocol may result in illiquidity, increased volatility, and a reduction in ENA’s price.

●	Largely Unregulated Marketplace. Digital asset markets, including spot markets for ENA, are relatively new and may not be subject to the same regulatory oversight as traditional securities or commodities markets. Many exchanges operate with limited supervision or investor protections, exposing ENA to risks of fraud, manipulation, flash crashes, or platform failures. Suspension or closure of trading venues could impair confidence, liquidity, and pricing of ENA.

●	Cybersecurity. As a digital asset, ENA is subject to risks of malicious attacks, including theft from exchanges or wallets, exploits of smart contract vulnerabilities, or governance manipulation. Such events could have a material adverse effect on ENA’s value and liquidity.

●	Forks. Like many open-source projects, the Ethena Protocol may undergo upgrades or contentious forks. Governance disagreements or protocol splits could create multiple competing versions of ENA, introduce new security risks, or undermine market confidence.

Risks Related to the Regulation of ENA. Any final determination by a court or regulator that ENA or any other digital asset is a “security” or “commodity” may adversely affect the value of ENA and the value of the Fund’s shares. If ENA is deemed a security and is not, or cannot be, registered as such, the Fund may be required to alter its operations significantly or terminate altogether.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex, fact-intensive, and uncertain. Public statements from regulators have clarified that Bitcoin is not currently considered a security, but the status of many other digital assets, including ENA, remains unresolved. Non-binding SEC guidance may not be determinative, and courts could reach different conclusions.

The SEC has brought enforcement actions against issuers, promoters, and trading platforms involving various digital assets on the basis that such assets were securities. These enforcement actions create uncertainty for ENA and its market participants.

Whether a digital asset qualifies as a “security” typically depends on judicial interpretations of statutory terms such as “investment contract” or “note,” analyzed under the Howey and Reves tests. For many digital assets, including ENA, the outcome of these tests is not definitively resolved, and substantial arguments can often be made both in favor of and against classification. Adding further complexity, regulators and courts have suggested that an asset’s classification may evolve over time as governance structures, decentralization, or usage patterns change.

As part of assessing whether ENA qualifies as a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s Howey and Reves decisions), and regulatory reports, orders, and public statements.

If a court or regulator ultimately determines that ENA is a security, the Advisor would not intend to permit the Fund to hold or trade ENA in a manner that violates federal securities laws. In such a case, the Fund may be required to liquidate its holdings of ENA, restructure its operations, or, if compliance is not possible, dissolve.

Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital assets/cryptocurrency industry. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and validators, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

Reference Asset ETF Investing Risk. Issuer-specific attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Asset and the Fund’s investments in the ETFs will not perform exactly the same as the Fund’s direct investments in the Reference Asset. However, the Adviser will still seek to invest as much of the Fund’s portfolio assets into the Reference Asset directly rather than through a Reference ETF provided that the Fund will always have at least 40% of its assets in securities. The following is a summary of risk factors related to the ETFs that invest in the Reference Assets as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in Reference Asset has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Reference Asset, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to the Digital Asset Platforms

●	The value of the Shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of validators or miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

●	The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Reference Asset blockchain can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contracts platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by The Fund.

●	The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

Exchange-Traded Products Risk. The Fund invests in other ETFs and ETPs, including those based outside the United States. These investments carry the same risks as the securities they hold and may trade at prices above or below the value of their holdings. Non-U.S. ETPs are not registered investment companies and are subject to different regulations than U.S. ETFs. They may also be taxed differently for U.S. investors, which could increase the Fund’s taxable income or cause the Fund to sell investments at unfavorable times to meet tax requirements.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the ENA Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The ENA Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the ENA Subsidiary, will not have all the protections offered to investors in registered investment companies.

Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Concentration Risk. The Fund’s assets will be concentrated in the sector or sectors or industry or group of industries that are assigned to the Reference Asset, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Cyber Security Risk. The Fund and its service providers, such as the custodian, are susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund and its service providers to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss, including loss of the Reference Asset. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Custodian Risk. The Reference Asset and other assets held by the Fund that operate on distributed ledger/blockchain technology can only be transferred by the person holding both the public and private keys to the digital wallet in which the asset is held. The Fund’s Crypto Custodian that custody’s the Fund’s digital assets are in control of the private keys for each of the Fund’s digital wallets. In the event such custodian loses sole control of the private keys (e.g., through a data breach or hack), the Fund’s digital assets held by such custodian could be lost. The Fund’s custodian uses hardware security modules (HSMs) as part of their security architecture. An HSM is a specialized device that can generate and hold private keys securely and can use those keys to sign and approve transactions. The HSMs’ custom logic verifies that all sensitive requests (withdrawals, policy changes, new user additions, etc.) are approved by a valid quorum of client users and also approved by the custodian, and they provide on-demand private key accessibility.

Foreign Securities Risk. To the extent the Fund invests in securities of foreign ETFs, such investments may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Indirect Investment Risk. Neither the Reference Asset nor the Ethena Protcol are affiliated with the Trust, the Fund, or the Adviser, or any affiliates thereof and are not involved with this offering in any way, and have no obligation to consider the Fund in taking any actions that might affect the value of the Fund. None of the Trust, the Fund, the Adviser, or any affiliate are responsible for the performance of the Reference Asset and make no representation as to the performance of the Reference Asset. Investing in the Fund is not equivalent to investing in the Reference Asset.

Non-Correlation Risk. The performance of the fund will not, and is not intended to, correlate exactly to the performance of the Reference Asset and will vary somewhat due to factors such as fees and expenses of the Fund and the Reference ETFs, transaction costs, regulatory restrictions, and active management of the Fund’s portfolio.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in ENA (or any other digital asset) or derivatives based upon ENA (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Asset through investments in the ENA Subsidiary, which is intended to provide the Fund with exposure to ENA returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the ENA Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to ENA returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes and not curing such failure could have adverse consequences for the Fund and its shareholders, including that both the income of the Fund and dividends paid to its shareholders would be subject to U.S. federal income tax and that such taxes applied at the Fund level would correspondingly reduce the NAV of the Fund. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

PERFORMANCE HISTORY

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at [(844) 802-4004].

INVESTMENT ADVISER

REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Matthew Pelletier, Lead Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

Matthew Holcomb, Senior Vice President, Senior Trader and Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

PURCHASE AND SALE OF FUND SHARES

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange (i.e., Cboe BZX Exchange, Inc.). The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.rexshares.com.

TAX INFORMATION

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangements generally will be taxed.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (e.g., a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – REX-OSPREYTM HBAR ETF

INVESTMENT OBJECTIVE

REX-OspreyTM HBAR ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of HBAR (“HBAR” or the “Reference Asset”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1) Distribution (12b-1) and Service Fees	[ ]% 0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%
(1)	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are estimated for the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
REX-OspreyTM HBAR ETF	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other assets (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Reference Asset and other assets that provide exposure to the Reference Asset. The Fund will invest directly or through the REX-OspreyTM HBAR Subsidiary, which is described more fully below. Although the Fund seeks returns equal to 1x of the Reference Asset, the Fund’s performance will not replicate the performance of the Reference Asset (i.e., the Fund’s returns may not be the same as the Reference Asset, due to fees and expenses of the Fund and the Reference ETFs in which it invests, trading and other expenses, but will generally be in the same direction in a positive or negative manner, except in circumstances where the Fund’s staking rewards do not outweigh expenses of the Reference ETFs).

The Fund seeks to invest the majority of its assets directly in the Reference Asset. HBAR is a cryptocurrency that was introduced in September 2019, reaching a peak market capitalization of approximately US$__________ on __________. As of August 31, 2025, the market capitalization of HBAR was $____________.

The Fund will invest at least 40% of its assets directly in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. exchange-traded products (“non-US ETPs”), which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to the Reference Asset (all such ETFs, ETPs and non-US ETPs, “Reference ETFs”). The non-U.S. ETPs in which the Fund may invest are domiciled in Canada and/or Europe and are listed and available for sale in various jurisdictions in Europe (such as Austria, Belgium, Denmark, Finland, France, Germany, Italy, Ireland, Luxembourg, Netherlands, Norway, Poland, Spain, Sweden, and Switzerland). Where available, the Fund will invest in the USD share class of the applicable non-U.S. ETP. Non-US ETPs will not be treated as regulated investment companies for U.S. federal income tax purposes and therefore will not be taxed as such. The Fund will allocate portfolio assets to one or more of the following Reference ETFs at any one time, although this list may change over time:

Reference ETF	Exchange	Ticker Symbol
Valour Hedera	Germany	2446766D
1Valour Hedera Physical Staking	Netherlands	HBAR
21Shares Hedera ETP	Netherlands	HDRA

The Fund may seek to gain exposure to the Reference Asset, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the REX-OspreyTM HBAR (Cayman) Portfolio S.P. (i.e., the “HBAR Subsidiary”). The HBAR Subsidiary is wholly-owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the HBAR Subsidiary. The HBAR Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the HBAR Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the HBAR Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the HBAR Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the HBAR Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the HBAR Subsidiary.

The Fund may engage in reverse repurchase agreements on government securities, investment grade corporate securities or similar transactions to help the Fund meet its investment objective by maintaining exposure to the Reference Asset and Reference ETPs that themselves provide exposure to the Reference Asset, and also by maintaining its tax status as a regulated investment company, and for leveraging purposes.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Hedera Network and HBAR

HBAR is a digital asset that is created and transmitted through the operations of the peer-to-peer Hedera Network, a decentralized public ledger designed for enterprise-grade scalability, speed, and security. No single entity owns or operates the Hedera Network, although its development was originally initiated by Hedera Hashgraph LLC. Governance of the network is carried out by the Hedera Governing Council, a group of global enterprises, universities, and organizations that oversee software decisions and network direction. The infrastructure of the Hedera Network is maintained by validators (council members and, increasingly, community participants), developers, and users.

The Hedera Network allows people to exchange tokens of value, called HBAR, which are recorded on its distributed ledger. HBAR can be used to pay for transaction fees, participate in governance, and secure the network through staking. It can also be converted into fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or through peer-to-peer transactions. In addition to payments, Hedera supports decentralized applications (dApps), tokenization, decentralized identity solutions, and supply chain tracking.

Unlike traditional blockchains, the Hedera Network is powered by the Hashgraph consensus algorithm, which provides high throughput, low-latency finality, and asynchronous Byzantine Fault Tolerance (aBFT). Transactions on Hedera achieve consensus through a gossip-about-gossip protocol and virtual voting, enabling fast confirmation times (seconds) and high transaction capacity without compromising security.

HBAR tokens play a dual role within the network. First, they serve as the fuel for network services such as transaction fees, smart contract execution, and file storage. Second, they are staked by node operators and delegators to secure the network, with rewards distributed proportionally to the amount staked. This staking model incentivizes security while ensuring active participation in network operations.

The Hedera project was co-founded in 2018 by Dr. Leemon Baird and Mance Harmon. While Hedera Hashgraph LLC provided initial leadership, governance has since shifted to the Hedera Governing Council, which is capped at 39 members and includes globally recognized organizations from sectors such as technology, finance, telecommunications, and academia. The council members run validator nodes and make strategic decisions regarding network upgrades, treasury management, and ecosystem growth.

As of mid-2025, there are approximately 42 billion HBAR tokens in circulation, out of a fixed maximum supply of 50 billion HBAR. Distribution follows a scheduled release managed by the Hedera Treasury and overseen by the Governing Council. HBAR tokens are primarily used to pay transaction fees, stake to secure the network, and access Hedera’s suite of services, including consensus, tokenization, and smart contracts.

PRINCIPAL INVESTMENT RISKS

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

HBAR Investing Risk. Cryptocurrencies, such as HBAR, operate without central authority or banks and are not backed by any government. Cryptocurrencies are often referred to as “virtual assets” or “digital assets,” and function as decentralized, peer-to-peer financial trading platforms and stores of value that can be used like money. HBAR is not legal tender. Investments linked to HBAR can be highly volatile compared to investments in traditional securities, and the Fund may experience sudden and substantial losses. The markets for HBAR and HBAR-related investments may also become illiquid. These markets may fluctuate widely based on numerous factors, including overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics, and pandemics), interest rate changes, or inflation. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. A number of factors affect the price and market for HBAR:

●	New Technology. HBAR is a relatively new technological innovation with a limited operating history. Its long-term value and adoption remain uncertain.

●	Supply and Demand of HBAR. HBAR has a fixed maximum supply of 50 billion tokens, with significant portions controlled by the Hedera Treasury and released gradually into circulation. These allocations, along with demand for staking, transaction fees, and enterprise adoption, may affect liquidity and volatility. Concentration of holdings among Hedera-affiliated entities could also influence market dynamics.

●	Adoption and Use of HBAR. HBAR’s value depends on adoption of the Hedera network for enterprise and institutional use cases, including payments, tokenization, decentralized applications, and network services such as consensus and file storage. If adoption stagnates or competitors gain traction, demand for HBAR may decline, leading to price volatility and reduced liquidity.

●	Largely Unregulated Marketplace. Digital asset markets, including spot markets for HBAR, are relatively new and may not be subject to the same regulatory oversight as traditional securities or commodities markets. Many exchanges operate with limited transparency or investor protections, exposing HBAR to risks of manipulation, fraud, flash crashes, or operational failures. Exchange suspensions or closures could reduce confidence in HBAR, impair liquidity, or adversely affect pricing.

●	Cybersecurity. As a digital asset, HBAR is subject to risks of theft from exchanges or wallets, vulnerabilities in the Hedera network or its smart contract service, and risks associated with validator or custodian compromise. Any such event could materially and adversely affect HBAR’s price and liquidity.

●	Forks and Governance. Unlike many blockchains, Hedera uses a permissioned governance structure via the Hedera Governing Council. While this model avoids contentious forks, it introduces risks tied to governance decisions, council membership, and centralization concerns, any of which may impact confidence in HBAR.

Risks Related to the Regulation of HBAR. Any final determination by a court or regulator that HBAR or any other digital asset is a “security” or “commodity” may adversely affect the value of HBAR and the value of the Fund’s shares. If HBAR is deemed a security and is not, or cannot be, registered as such, the Fund may be required to alter its operations significantly or terminate altogether.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex, fact-intensive, and uncertain. Public statements from regulators have clarified that Bitcoin is not currently considered a security, but the status of many other digital assets, including HBAR, remains unresolved. Non-binding SEC guidance may not be determinative, and courts could reach different conclusions.

The SEC has brought enforcement actions against issuers, promoters, and trading platforms involving various digital assets on the basis that such assets were securities. These enforcement actions create uncertainty for HBAR and its market participants.

Whether a digital asset qualifies as a “security” typically depends on judicial interpretations of statutory terms such as “investment contract” or “note,” analyzed under the Howey and Reves tests. For many digital assets, including HBAR, the outcome of these tests is not definitively resolved, and substantial arguments can often be made both in favor of and against classification. Adding further complexity, regulators and courts have suggested that an asset’s classification may evolve over time as governance structures, decentralization, or utility change.

As part of assessing whether HBAR qualifies as a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s Howey and Reves decisions), and regulatory reports, orders, and public statements.

If a court or regulator ultimately determines that HBAR is a security, the Advisor would not intend to permit the Fund to hold or trade HBAR in a manner that violates federal securities laws. In such a case, the Fund may be required to liquidate its holdings of HBAR, restructure its operations, or, if compliance is not possible, dissolve.

Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital assets/cryptocurrency industry. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and validators, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

Reference Asset ETF Investing Risk. Issuer-specific attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Asset and the Fund’s investments in the ETFs will not perform exactly the same as the Fund’s direct investments in the Reference Asset. However, the Adviser will still seek to invest as much of the Fund’s portfolio assets into the Reference Asset directly rather than through a Reference ETF provided that the Fund will always have at least 40% of its assets in securities. The following is a summary of risk factors related to the ETFs that invest in the Reference Assets as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in Reference Asset has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Reference Asset, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to the Digital Asset Platforms

●	The value of the Shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of validators or miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

●	The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Reference Asset blockchain can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contracts platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by The Fund.

●	The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

Exchange-Traded Products Risk. The Fund invests in other ETFs and ETPs, including those based outside the United States. These investments carry the same risks as the securities they hold and may trade at prices above or below the value of their holdings. Non-U.S. ETPs are not registered investment companies and are subject to different regulations than U.S. ETFs. They may also be taxed differently for U.S. investors, which could increase the Fund’s taxable income or cause the Fund to sell investments at unfavorable times to meet tax requirements.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the HBAR Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The HBAR Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the HBAR Subsidiary, will not have all the protections offered to investors in registered investment companies.

Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Concentration Risk. The Fund’s assets will be concentrated in the sector or sectors or industry or group of industries that are assigned to the Reference Asset, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Cyber Security Risk. The Fund and its service providers, such as the custodian, are susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund and its service providers to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss, including loss of the Reference Asset. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Custodian Risk. The Reference Asset and other assets held by the Fund that operate on distributed ledger/blockchain technology can only be transferred by the person holding both the public and private keys to the digital wallet in which the asset is held. The Fund’s Crypto Custodian that custody’s the Fund’s digital assets are in control of the private keys for each of the Fund’s digital wallets. In the event such custodian loses sole control of the private keys (e.g., through a data breach or hack), the Fund’s digital assets held by such custodian could be lost. The Fund’s custodian uses hardware security modules (HSMs) as part of their security architecture. An HSM is a specialized device that can generate and hold private keys securely and can use those keys to sign and approve transactions. The HSMs’ custom logic verifies that all sensitive requests (withdrawals, policy changes, new user additions, etc.) are approved by a valid quorum of client users and also approved by the custodian, and they provide on-demand private key accessibility.

Foreign Securities Risk. To the extent the Fund invests in securities of foreign ETFs, such investments may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Indirect Investment Risk. Neither the Reference Asset nor the Hedera Network are affiliated with the Trust, the Fund, or the Adviser, or any affiliates thereof and are not involved with this offering in any way, and have no obligation to consider the Fund in taking any actions that might affect the value of the Fund. None of the Trust, the Fund, the Adviser, or any affiliate are responsible for the performance of the Reference Asset and make no representation as to the performance of the Reference Asset. Investing in the Fund is not equivalent to investing in the Reference Asset.

Non-Correlation Risk. The performance of the fund will not, and is not intended to, correlate exactly to the performance of the Reference Asset and will vary somewhat due to factors such as fees and expenses of the Fund and the Reference ETFs, transaction costs, regulatory restrictions, and active management of the Fund’s portfolio.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in HBAR (or any other digital asset) or derivatives based upon HBAR (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Asset through investments in the HBAR Subsidiary, which is intended to provide the Fund with exposure to HBAR returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the HBAR Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to HBAR returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes and not curing such failure could have adverse consequences for the Fund and its shareholders, including that both the income of the Fund and dividends paid to its shareholders would be subject to U.S. federal income tax and that such taxes applied at the Fund level would correspondingly reduce the NAV of the Fund. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

PERFORMANCE HISTORY

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at [(844) 802-4004].

INVESTMENT ADVISER

REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Matthew Pelletier, Lead Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

Matthew Holcomb, Senior Vice President, Senior Trader and Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

PURCHASE AND SALE OF FUND SHARES

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange (i.e., Cboe BZX Exchange, Inc.). The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.rexshares.com.

TAX INFORMATION

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangements generally will be taxed.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (e.g., a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – REX-OSPREYTM HYPE + STAKING ETF

INVESTMENT OBJECTIVE

REX-OspreyTM HYPE + Staking ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of HYPE (“HYPE” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1) Distribution (12b-1) and Service Fees	[ ]% 0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%
(1)	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are estimated for the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
REX-OspreyTM HYPE + Staking ETF	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other assets (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has recently commenced operations and therefore does not have any portfolio turnover information available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Reference Asset and other assets that provide exposure to the Reference Asset. The Fund will invest directly or through the REX-OspreyTM HYPE Subsidiary, which is described more fully below. Although the Fund seeks returns equal to 1x of the Reference Asset, the Fund’s performance will not replicate the performance of the Reference Asset (i.e., the Fund’s returns may not, be the same as the Reference Asset, due to staking rewards, trading and other expenses, but will generally be in the same direction in a positive or negative manner).

The Fund will invest in and hold HYPE. HYPE is a cryptocurrency that was introduced in November 2024, and quickly developed its own online community, reaching a peak market capitalization of over US$__________ on ___________. As of ____________, the market capitalization of HYPE was $______________.

The Fund seeks to invest a majority of its assets directly in the Reference Asset and seeks to stake (as described below) its holdings in the Reference Asset. The Fund will invest at least 40% of its assets in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. ETPs (“non-US ETPs”), which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to the Reference Asset (such ETFs, ETPs, and non-US ETPs, “Reference ETFs”). Reference ETFs in which the Fund may invest include Reference ETFs that are sponsored by an affiliate of the Advisor. The majority of the ETFs in which the Fund will invest will be domiciled outside of the United States and listed on non-U.S. exchanges. The non-U.S. ETFs in which the Fund may invest are domiciled in Canada and/or Europe and are listed and available for sale in various jurisdictions in Europe (such as Austria, Belgium, Denmark, Finland, France, Germany, Italy, Ireland, Luxembourg, Netherlands, Norway, Poland, Spain, Sweden, and Switzerland). Where available, the Fund will invest in the USD share class of the applicable non-U.S. ETF. The Fund will allocate portfolio assets to one or more of the following Reference ETFs at any one time, although this list may change over time:

Reference ETF	Exchange	Ticker Symbol
21Shares Hyperliquid ETP	Switzerland	HYPE
Valour Hyperliquid SEK	Sweden	VALOUR HYPE SEK

The Fund will also seek to generate income and capital appreciation through staking the Reference Asset. Generally, staking means that the holder of the Reference Asset will agree to lock up the Reference Asset for it to be used in the Hyperliquid network’s delegated proof-of-stake validation process. In return, the holder will receive staking rewards in the form of the Reference Asset, which represent portions of the Hyperliquid network’s transaction fees and inflationary issuances. The Fund will direct its custodian that custodies the Reference Asset (the “Crypto Custodian”) to delegate an amount, as determined by the Adviser, of its Reference Asset holdings to a validator or validators. The Fund seeks to stake all its Reference Asset holdings, subject to the Adviser managing the Fund’s liquidity profile such that no more than 15% of the Fund’s net assets are deemed to be illiquid. Therefore, because the current unstaking period for staked HYPE is roughly 7 days, the Adviser anticipates under current conditions a significant amount of the Fund’s assets that are invested directly in HYPE will be staked. The Fund also may earn staking rewards by investing in liquid staking protocols, which are staking protocols that issue a freely-tradeable digital token called a “Liquid Staking Token” (“LST”) that represents the Reference Asset staked with the staking protocol. LSTs permit the holder to receive the benefits of staking without the illiquidity of a locked-up Reference Asset. LSTs represent the amount of the Reference Asset transferred to the staking protocol to be staked, plus any amounts earned through staking rewards. In return, the Fund will participate in regular staking compensation payouts through either an increase in the “conversion rate” of the LST (Rewards-Bearing Tokens) (i.e., the value of the Reward-Bearing Token increases over time vs. the Reference Asset) or an increase in the balance of the LST (Rebasing Tokens) (i.e., the token attempts to keep a stable value vs. the Reference Asset but the token balance increases over time as rewards are accrued). The Fund can also sell LSTs for cash. Generally, there are no fees associated with LSTs, however there are fees associated with staking the underlying Reference Asset. Some staking protocols may charge a fee for unwrapping the LST. To enter or exit a position in LSTs, the Fund will either purchase or sell the LST or mint or redeem the LST in return for the representative amount of the Reference Asset. LSTs invested in by the Fund will be held at the Fund’s Crypto Custodian.

The Fund may direct the Crypto Custodian to use a particular validator or validators (including validators in which affiliates of the Adviser have a nominal ownership interest) to stake its Reference Asset holdings, but the staked Reference Assets will remain in the possession and control of the Crypto Custodian. Rewards, which will be paid in the Reference Asset and subject to any bonding or lock-up period, may be earned in connection with staking the Reference Asset. The Fund will pay the Crypto Custodian and validator or validators a fee for staking the Reference Asset. The Adviser, however, will take no portion of the rewards received from staking and will pass all rewards, minus any fees paid to the Crypto Custodian and validator or validators, to the Fund. To the extent the Fund uses a validator in which affiliates of the Adviser have a nominal ownership interest, such affiliates of the Adviser may receive indirect benefits through their partial ownership in the validator but will not directly receive any fees or rewards. The Fund may seek to gain exposure to the Reference Asset, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the REX-OspreyTM HYPE + Staking (Cayman) Portfolio S.P. (i.e., the “HYPE Subsidiary”). The HYPE Subsidiary is wholly-owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the HYPE Subsidiary. The HYPE Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the HYPE Subsidiary for purposes of determining compliance with: (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the HYPE Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the HYPE Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the HYPE Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the HYPE Subsidiary.

The Fund may engage in reverse repurchase agreements on government securities, investment grade corporate securities or similar transactions for leveraging purposes.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Hyperliquid Network and HYPE

HYPE is a digital asset that is created and transmitted through the operations of the peer-to-peer Hyperliquid Network, a high-performance Layer-1 blockchain platform focused on decentralized perpetual-futures trading and DeFi utilities. No single entity owns or operates the Hyperliquid Network, although its development was initiated by Hyperliquid Labs. Governance is carried out in part by HYPE token holders and the broader community through staking, governance votes, and protocol-level decisions. The infrastructure of Hyperliquid is maintained by validators, developers, governance participants, and users of its trading and financial services.

The Hyperliquid Network allows people to exchange tokens of value, called HYPE, which are recorded on its native blockchain and across its layers (e.g. HyperCore, HyperEVM). HYPE can be used to pay for transaction fees, participate in governance, stake to secure the network, and as part of rewards mechanisms for users. It can also be converted to fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or via peer-to-peer transactions.

Hyperliquid supports smart contracts (especially via its HyperEVM layer), decentralized perpetual futures, order books, liquidity provision, and other DeFi infrastructure. These operations are executed on chain. Validators (or equivalent network actors) validate transactions, produce blocks, and help enforce consensus across the network. Smart contract execution and trading activities rely on the security and consensus of the Hyperliquid blockchain.

The Hyperliquid Network uses a Proof-of-Stake consensus mechanism. Validators must stake HYPE tokens to participate in securing the network, validating transactions, producing blocks, and maintaining network integrity. Stakers may delegate. Participation is rewarded. Consensus finality is designed to be fast and throughput high, to handle the demands of trading activity.

Hyperliquid was launched in November 2024, with a major token distribution via a community airdrop. The protocol emphasizes community ownership, early user rewards, and decentralized governance. Hyperliquid Labs remains a contributor to development, but governance powers and economic incentives are shared with HYPE token holders.

As of mid-2025, there are approximately 1 billion HYPE tokens in total supply. Out of this, about 31% (≈ 310 million) were distributed at launch via an airdrop (the Genesis Distribution). Approximately 38.888% is reserved for future emissions and community rewards; 23.8% is allocated to core contributors (with lockups); 6% to the Hyper Foundation treasury; and 0.3% to grants. There are vesting timelines for certain allocations, especially those going to core contributors. HYPE tokens are primarily used for paying fees, staking, governance participation, and receiving rewards as the ecosystem grows.

PRINCIPAL INVESTMENT RISKS

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

HYPE Investing Risk. The Fund is subject to the risks of investing in HYPE directly and indirectly through its investments in ETFs (or similar instruments) that obtain exposure to HYPE and other assets that provide exposure to the Reference Asset. The market price for HYPE is extremely volatile and will likely remain so. HYPE is the native token of the Hyperliquid blockchain ecosystem (including its decentralized derivatives exchange and associated infrastructure), used for transaction fees, staking, governance participation, and ecosystem rewards. Accordingly, the value of HYPE is largely dependent on the acceptability and usage level of the Hyperliquid platform, adoption of its DeFi perpetuals markets, and the growth of its validator network (including integrity and performance of validators).

●	Factors contributing to the volatility of the price of HYPE include, but are not limited to:

●	Development, maintenance, and upgrades of the Hyperliquid protocol.

●	Competition from other Layer-1 and DeFi platforms offering similar or overlapping capabilities (derivatives, perpetual trading, low latency, etc.).

●	Consumer and investor perception of HYPE and Hyperliquid relative to other tokens; speculation tends to magnify swings.

●	Trading activity of large holders or institutional investors.

●	Gas/fee costs, network latency, slippage in futures or perpetuals markets within Hyperliquid.

●	Interruptions or failures of major digital asset trading platforms, validator downtime or cloud service failures.

●	Adverse events such as hacks, fraud, or other security breaches.

●	The broader crypto market trends, macroeconomic events, regulations, and sentiment in DeFi.

Risks Related to the Regulation of HYPE. Any final determination by a court or regulator that HYPE or any other digital asset is a “security” or “commodity” may adversely affect the value of HYPE and the value of the Fund’s shares. If HYPE is not, or cannot be, registered as a security when required, this could result in significant regulatory risk or potential termination of the Fund’s operations with respect to HYPE.

Depending on its characteristics, a digital asset may be considered a “security” under U.S. federal securities laws. The test (including the Howey and Reves tests) is complex, difficult to apply, and outcomes are unpredictable. Non-binding guidance or statements by regulatory staff are not determinative, and courts may reach different conclusions under evolving facts, such as changes in governance, decentralization, or token utility.

Regulatory enforcement actions have been brought against issuers, promoters, and platforms for other digital assets under the argument that those assets are securities. This creates uncertainty for HYPE and its ecosystem participants: exchanges listing HYPE, staking providers, validators, and users could face regulatory risk if authorities assert securities law obligations.

As part of determining whether HYPE is a security, the Fund would take into account factors including statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, relevant judicial precedent, official guidance and public statements by regulators, and the evolving legal status of digital assets more broadly.

If a court or regulator determines that HYPE is a security, the Advisor would not intend to hold or trade HYPE in a manner that violates applicable laws. The Fund may need to liquidate HYPE holdings, restructure operations, or possibly dissolve if compliance is not feasible.

Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital assets industry. The trading prices of many digital assets/cryptocurrency, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

Staking Risk. When the Fund stakes HYPE, the Reference Asset is subject to risks attendant to staking generally, such as illiquidity, reliance on third-party service providers, missed rewards, and validator failures or misbehavior. Staking requires that the Fund lock up the staked HYPE and may be subject to a lock-up or unbonding period, meaning that the Fund cannot sell or transfer the staked HYPE during the staking period and while it is being unstaked. During the unbonding or withdrawal period, the Fund remains exposed to market price volatility of HYPE and may miss opportunities to sell under favorable conditions.

Staking HYPE may involve concentration risk among validators or infrastructure providers. Over-allocating to a small number of validators increases exposure to downtime, mismanagement, slashing penalties, or collusion. Staked HYPE is also subject to risks of network outages, attacks, validator compromise, or vulnerabilities in smart contracts or staking infrastructure, any of which could result in loss of principal or staking rewards.

Liquidity Risk. Staked HYPE is subject to a protocol-level lockup and withdrawal period before it becomes fully liquid. Typically, newly delegated HYPE is locked for about one day before it is considered staked, and thereafter there is a withdrawal (unstaking) delay of approximately seven days before the underlying HYPE tokens can be claimed and made available. Because of these mechanics, staked HYPE may not be immediately transferable or sellable, making it relatively less liquid than many other assets.

In addition, markets for HYPE may be less liquid during times of high volatility or market stress. Some exchanges may impose trading or withdrawal restrictions, or suffer from outages. Valuation of HYPE may be difficult during volatile periods. If the Fund must sell HYPE at an unfavorable time or price—or from a position requiring liquidity—it could suffer losses. There is no assurance that an asset deemed liquid when purchased will remain liquid.

Liquid Staking Token Risk. Liquid Staking Tokens held by the Fund are subject to risks associated with the price of the Liquid Staking Token and the risks associated with staking generally. The sale price of Liquid Staking Tokens is determined by the market and is not pegged or maintained by any protocol. Accordingly, although Liquid Staking Tokens are generally liquid, the market price of a Liquid Staking Token may differ from the value of the underlying Reference Asset and accumulated rewards, if any. This means that if the Fund needed to convert a Liquid Staking Token to cash to meet short-term liquidity needs (e.g., to meet AP redemption requests), it may be required to sell Liquid Staking Tokens into the market at a disadvantageous price compared to if the Fund were able to redeem or unwrap the Liquid Staking Token. In addition to price risk, Liquid Staking Tokens are also subject to the risk that a portion of the staked Reference Asset is slashed due to a validator breaking the rules of a network. Liquid Staking Tokens are also subject to the risk that the Fund’s custodian holding the staked Reference Asset is compromised or hacked and loses control of the private keys and the staked Reference Asset being lost. Liquid Staking Tokens are also subject to technological, coding, and smart contract risks in that the network and smart contract running the Liquid Staking Token protocol may be compromised in unforeseen ways. To the extent the Fund uses Liquid Staking Tokens, to mitigate against the risks of staking generally (e.g., illiquidity and market volatility), such mitigation efforts may not be successful or may not work as intended.

Reference Asset ETF Investing Risk. Issuer-specific attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Asset and the Fund’s investments in the ETFs will not perform exactly the same as the Fund’s direct investments in the Reference Asset. To the extent the Fund invests in a Reference ETF that is sponsored by an affiliate of the Adviser (“Sponsored Reference ETF”), such investments create potential conflicts of interest, including but not limited to: (i) the Adviser has an incentive to use the Sponsored Reference ETF to generate additional management fees for its affiliates; and (ii) the Adviser may have an incentive to allocate more of the Fund’s assets to the Sponsored Reference ETF in such a manner that would generate more fees for the affiliate. However, the Adviser will still seek to invest as much of the Fund’s portfolio assets into the Reference Asset directly rather than through a Reference ETF provided that the Fund will always have at least 40% of its assets in securities. In addition, the Adviser generally will only invest in the Sponsored Reference ETF if such Sponsored Reference ETF’s expenses are lower than other available options and such investment is in the best interests of the Fund and its shareholders. The following is a summary of risk factors related to the ETFs that invest in the Reference Asset as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in Reference Assets has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Assets, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Reference Assets, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power or the staked asset. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from validators or miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to the Digital Asset Platforms

●	The value of the Shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of users and miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

●	The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Reference Asset blockchain can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contracts platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by The Fund.

●	The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the HYPE Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The HYPE Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the HYPE Subsidiary, will not have all the protections offered to investors in registered investment companies.

Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Concentration Risk. The Fund’s assets will be concentrated in the sector or sectors or industry or group of industries that are assigned to the Reference Asset, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Cyber Security Risk. The Fund and its service providers, such as the custodian, are susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund and its service providers to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss, including loss of the Reference Asset. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Custodian Risk. The Reference Asset and other assets held by the Fund that operate on distributed ledger/blockchain technology can only be transferred by the person holding both the public and private keys to the digital wallet in which the asset is held. The Fund’s custodians that custodies the Fund’s digital assets is in control of the private keys for each of the Fund’s digital wallets. In the event such custodian loses sole control of the private keys (e.g., through a data breach or hack), the Fund’s digital assets held by such custodian could be lost.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, they may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Indirect Investment Risk. Neither the Reference Asset nor the Hyperliquid Netowrk are affiliated with the Trust, the Fund, or the Adviser, or any affiliates thereof and are not involved with this offering in any way, and have no obligation to consider the Fund in taking any actions that might affect the value of the Fund. None of the Trust, the Fund, the Adviser, or any affiliate are responsible for the performance of the Reference Asset and make no representation as to the performance of the Reference Asset. Investing in the Fund is not equivalent to investing in the Reference Asset. The Fund’s performance is not intended to, nor will it, track the performance of the Reference Asset.

Non-Correlation Risk. The performance of the fund will not, and is not intended to, correlate exactly to the performance of the Reference Asset and will vary somewhat due to factors such as fees and expenses of the Fund, transaction costs, regulatory restrictions, and active management of the Fund’s portfolio.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in-kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in HYPE (or any other digital asset) or derivatives based upon HYPE (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Asset through investments in the HYPE Subsidiary, which is intended to provide the Fund with exposure to HYPE returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the HYPE Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to HYPE returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

PERFORMANCE HISTORY

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

INVESTMENT ADVISER

REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Matthew Pelletier, Lead Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

Matthew Holcomb, Senior Vice President, Senior Trader and Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

PURCHASE AND SALE OF FUND SHARES

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of cash, although the Fund reserves the right to issue Creation Units in exchange for the deposit or delivery of a combination of in-kind assets and cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange (i.e., Cboe BZX Exchange, Inc.). The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.rexshares.com.

TAX INFORMATION

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangements generally will be taxed.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (e.g., a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – REX-OSPREYTM INJ + STAKING ETF

INVESTMENT OBJECTIVE

REX-OspreyTM INJ + Staking ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of INJ (“INJ” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1) Distribution (12b-1) and Service Fees	[ ]% 0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%
(1)	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are estimated for the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
REX-OspreyTM INJ + Staking ETF	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other assets (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has recently commenced operations and therefore does not have any portfolio turnover information available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Reference Asset and other assets that provide exposure to the Reference Asset. The Fund will invest directly or through the REX-OspreyTM INJ Subsidiary, which is described more fully below. Although the Fund seeks returns equal to 1x of the Reference Asset, the Fund’s performance will not replicate the performance of the Reference Asset (i.e., the Fund’s returns may not, be the same as the Reference Asset, due to staking rewards, trading and other expenses, but will generally be in the same direction in a positive or negative manner).

The Fund will invest in and hold INJ. INJ is a cryptocurrency that was introduced in October 2020, and quickly developed its own online community, reaching a peak market capitalization of over US$__________ on ___________. As of ____________, the market capitalization of INJ was $______________.

The Fund seeks to invest a majority of its assets directly in the Reference Asset and seeks to stake (as described below) its holdings in the Reference Asset. The Fund will invest at least 40% of its assets in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. ETPs (“non-US ETPs”), which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to the Reference Asset (such ETFs, ETPs, and non-US ETPs, “Reference ETFs”). Reference ETFs in which the Fund may invest include Reference ETFs that are sponsored by an affiliate of the Advisor. The majority of the ETFs in which the Fund will invest will be domiciled outside of the United States and listed on non-U.S. exchanges. The non-U.S. ETFs in which the Fund may invest are domiciled in Canada and/or Europe and are listed and available for sale in various jurisdictions in Europe (such as Austria, Belgium, Denmark, Finland, France, Germany, Italy, Ireland, Luxembourg, Netherlands, Norway, Poland, Spain, Sweden, and Switzerland). Where available, the Fund will invest in the USD share class of the applicable non-U.S. ETF. The Fund will allocate portfolio assets to one or more of the following Reference ETFs at any one time, although this list may change over time:

Reference ETF	Exchange	Ticker Symbol
Valour Injective SEK	Sweden	2520667D
21Shares Injective Staking ETP	Netherlands	AINJ

The Fund will also seek to generate income and capital appreciation through staking the Reference Asset. Generally, staking means that the holder of the Reference Asset will agree to lock up the Reference Asset for it to be used in the Injective network’s delegated proof-of-stake validation process. In return, the holder will receive staking rewards in the form of the Reference Asset, which represent portions of the Injective network’s transaction fees and inflationary issuances. The Fund will direct its custodian that custodies the Reference Asset (the “Crypto Custodian”) to delegate an amount, as determined by the Adviser, of its Reference Asset holdings to a validator or validators. The Fund seeks to stake all its Reference Asset holdings, subject to the Adviser managing the Fund’s liquidity profile such that no more than 15% of the Fund’s net assets are deemed to be illiquid. Therefore, because the current unbonding period for staked INJ is anywhere from 21 days, the Adviser anticipates under current conditions a significant amount of the Fund’s assets that are invested directly in INJ will be staked. The Fund also may earn staking rewards by investing in liquid staking protocols, which are staking protocols that issue a freely-tradeable digital token called a “Liquid Staking Token” (“LST”) that represents the Reference Asset staked with the staking protocol. LSTs permit the holder to receive the benefits of staking without the illiquidity of a locked-up Reference Asset. LSTs represent the amount of the Reference Asset transferred to the staking protocol to be staked, plus any amounts earned through staking rewards. In return, the Fund will participate in regular staking compensation payouts through either an increase in the “conversion rate” of the LST (Rewards-Bearing Tokens) (i.e., the value of the Reward-Bearing Token increases over time vs. the Reference Asset) or an increase in the balance of the LST (Rebasing Tokens) (i.e., the token attempts to keep a stable value vs. the Reference Asset but the token balance increases over time as rewards are accrued). The Fund can also sell LSTs for cash. Generally, there are no fees associated with LSTs, however there are fees associated with staking the underlying Reference Asset. Some staking protocols may charge a fee for unwrapping the LST. To enter or exit a position in LSTs, the Fund will either purchase or sell the LST or mint or redeem the LST in return for the representative amount of the Reference Asset. LSTs invested in by the Fund will be held at the Fund’s Crypto Custodian.

The Fund may direct the Crypto Custodian to use a particular validator or validators (including validators in which affiliates of the Adviser have a nominal ownership interest) to stake its Reference Asset holdings, but the staked Reference Assets will remain in the possession and control of the Crypto Custodian. Rewards, which will be paid in the Reference Asset and subject to any bonding or lock-up period, may be earned in connection with staking the Reference Asset. The Fund will pay the Crypto Custodian and validator or validators a fee for staking the Reference Asset. The Adviser, however, will take no portion of the rewards received from staking and will pass all rewards, minus any fees paid to the Crypto Custodian and validator or validators, to the Fund. To the extent the Fund uses a validator in which affiliates of the Adviser have a nominal ownership interest, such affiliates of the Adviser may receive indirect benefits through their partial ownership in the validator but will not directly receive any fees or rewards. The Fund may seek to gain exposure to the Reference Asset, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the REX-OspreyTM INJ + Staking (Cayman) Portfolio S.P. (i.e., the “INJ Subsidiary”). The INJ Subsidiary is wholly-owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the INJ Subsidiary. The INJ Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the INJ Subsidiary for purposes of determining compliance with: (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the INJ Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the INJ Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the INJ Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the INJ Subsidiary.

The Fund may engage in reverse repurchase agreements on government securities, investment grade corporate securities or similar transactions for leveraging purposes.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Injective Protocol and INJ

INJ is a digital asset that is created and transmitted through the operations of the peer-to-peer Injective Protocol, a decentralized blockchain platform optimized for decentralized finance (DeFi) applications, including derivatives, trading, and cross-chain interoperability. No single entity owns or operates the Injective Protocol, although its development was initiated by Injective Labs. Governance of the protocol is conducted by INJ token holders through a decentralized on-chain governance system. The infrastructure of the Injective ecosystem is maintained by validators, developers, and users who contribute to the network’s operation and growth.

The Injective Protocol allows people to exchange tokens of value, called INJ, which are recorded on the Injective blockchain. INJ can be used to pay transaction fees, participate in governance, secure the network through staking, and provide collateral for DeFi applications. INJ can also be converted into fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or through peer-to-peer transactions.

The Injective blockchain is built on the Cosmos SDK and is interoperable with Ethereum, Cosmos, and other major chains via the Inter-Blockchain Communication (IBC) protocol. It provides advanced functionalities such as fully decentralized order books, derivatives trading, token launches, prediction markets, and other DeFi use cases. Developers can deploy applications on Injective that benefit from high throughput, low fees, and cross-chain connectivity.

The Injective Protocol uses a Proof-of-Stake (“PoS”) consensus mechanism, where validators secure the network by validating transactions and producing blocks. Token holders may delegate INJ to validators to share in staking rewards and participate indirectly in consensus. Governance is also conducted through INJ staking, allowing holders to propose and vote on upgrades, parameter changes, and treasury allocations.

INH was launched in 2020 with backing from prominent investors and has since evolved into one of the leading DeFi-focused blockchains in the Cosmos ecosystem. Injective Labs continues to contribute to protocol development, while governance has increasingly decentralized to the community of INJ holders.

As of early mid-2025, there are approximately 99 million INJ tokens in circulation, with a capped maximum supply of 100 million INJ. INJ follows a deflationary supply model, where tokens are burned through protocol usage (such as a portion of trading fees) to reduce overall supply over time. INJ tokens are primarily used for staking to secure the network, participating in governance, paying transaction fees, collateralizing DeFi applications, and capturing value from protocol activity.

PRINCIPAL INVESTMENT RISKS

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

INJ Investing Risk. The Fund is subject to the risks of investing in INJ directly and indirectly through its investments in ETFs that obtain exposure to INJ and other assets that provide exposure to the Reference Asset. The market price for INJ is extremely volatile and will likely continue to be volatile. INJ is the native token of the Injective Protocol, a blockchain purpose-built for decentralized finance (DeFi), enabling decentralized spot and derivatives trading, cross-chain interoperability, and other financial applications. INJ is used to pay for transaction fees, secure the network through staking, and participate in governance. Accordingly, the value of INJ is largely dependent on the acceptability and usage levels of the Injective Protocol, the adoption of its DeFi applications, and the growth of its developer and user community.

Factors contributing to the volatility of the price of INJ include, but are not limited to: the development and maintenance of the Injective Protocol, speculation and consumer preferences, forks or upgrades to the protocol, trading activities of large holders, demand for INJ in staking and governance, and fees and throughput on the network. The price of INJ may also be impacted by outages or closures of digital asset trading platforms, smart contract exploits, validator downtime, and cybersecurity events. As with other digital assets, INJ’s price can also be influenced by malicious actors (e.g., hackers and fraudsters). The perception of Injective as a leading DeFi-focused blockchain is critical; if it falls out of favor relative to competing DeFi ecosystems, INJ demand and value may decline. INJ may also move in correlation with the broader cryptocurrency market or DeFi tokens specifically.

Risks Related to the Regulation of INJ. Any final determination by a court that INJ or any other digital asset is a “security” or “commodity” may adversely affect the value of INJ and the value of the Fund’s shares, and, if INJ is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex and fact-specific, and the outcome is uncertain. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC does not currently consider Bitcoin to be a security, but the status of many other digital assets, including INJ, remains unresolved. The SEC staff’s guidance regarding whether a digital asset is a security is not determinative or binding, and a court may reach a different conclusion.

The SEC has brought enforcement actions against issuers, promoters, and platforms involving various digital assets under the theory that such assets are securities. These enforcement actions create uncertainty for INJ and its market participants.

Whether a digital asset is a security under the federal securities laws depends on judicial interpretations of statutory terms such as “investment contract” and “note,” which courts analyze under the Howey and Reves tests. For many digital assets, including INJ, whether these tests are met is not definitively resolved, and substantial legal arguments may exist both in favor of and against classification. Adding to the complexity, courts and regulators have suggested that an asset’s classification may evolve over time as governance, token usage, and network decentralization change.

As part of determining whether INJ is a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s decisions in Howey and Reves), and regulatory reports, orders, press releases, and public statements.

If a court or regulator ultimately determines that INJ is a security, the Advisor would not intend to permit the Fund to continue holding INJ in a way that would violate federal securities laws. If necessary, the Fund would either dissolve or seek to operate in compliance with such laws.

Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital assets industry. The trading prices of many digital assets/cryptocurrency, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

Staking Risk. When the Fund stakes INJ, the Reference Asset is subject to risks attendant to staking generally, such as illiquidity, reliance on third-party service providers, missed rewards, and validator problems or errors. Staking requires that the Fund lock up the staked INJ and may be subject to an unbonding period to unstake it, meaning that the Fund cannot sell or transfer the staked INJ during the staking and unbonding period. During the unbonding period, the Fund remains subject to the market price volatility of INJ and may miss opportunities to sell during favorable market conditions.

Staking INJ may involve concentration risk among validators and infrastructure providers. Over-allocating to a small number of validators increases exposure to downtime, mismanagement, slashing penalties, or collusion. Staked INJ is also subject to risks of validator compromise, security breaches, smart contract vulnerabilities, and network downtime or attacks, any of which can result in the loss of principal or staking rewards.

Liquidity Risk. Staked INJ is subject to a protocol-defined unbonding period of approximately 21 days, during which it cannot be transferred, sold, or redelegated. Accordingly, staked INJ may not be sold within the typical settlement times of other assets, such as securities, and may be deemed illiquid or not highly liquid. The Adviser will manage the Fund’s portfolio assets to remain within applicable liquidity limits under the Fund’s liquidity risk management program, and will not have more than 15% of the Fund’s net assets in illiquid assets. As a result, the Fund may not be able to achieve its desired level of staking during certain periods.

In addition, some assets held by the Fund, including INJ, may be difficult to sell, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including but not limited to, an economic crisis, natural disasters, epidemics/pandemics, or new legislation and regulatory changes inside or outside the United States. Illiquid assets may also be difficult to value, especially in volatile conditions. If the Fund is forced to sell an illiquid asset at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that an asset deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Liquid Staking Token Risk. Liquid Staking Tokens held by the Fund are subject to risks associated with the price of the Liquid Staking Token and the risks associated with staking generally. The sale price of Liquid Staking Tokens is determined by the market and is not pegged or maintained by any protocol. Accordingly, although Liquid Staking Tokens are generally liquid, the market price of a Liquid Staking Token may differ from the value of the underlying Reference Asset and accumulated rewards, if any. This means that if the Fund needed to convert a Liquid Staking Token to cash to meet short-term liquidity needs (e.g., to meet AP redemption requests), it may be required to sell Liquid Staking Tokens into the market at a disadvantageous price compared to if the Fund were able to redeem or unwrap the Liquid Staking Token. In addition to price risk, Liquid Staking Tokens are also subject to the risk that a portion of the staked Reference Asset is slashed due to a validator breaking the rules of a network. Liquid Staking Tokens are also subject to the risk that the Fund’s custodian holding the staked Reference Asset is compromised or hacked and loses control of the private keys and the staked Reference Asset being lost. Liquid Staking Tokens are also subject to technological, coding, and smart contract risks in that the network and smart contract running the Liquid Staking Token protocol may be compromised in unforeseen ways. To the extent the Fund uses Liquid Staking Tokens, to mitigate against the risks of staking generally (e.g., illiquidity and market volatility), such mitigation efforts may not be successful or may not work as intended.

Reference Asset ETF Investing Risk. Issuer-specific attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Asset and the Fund’s investments in the ETFs will not perform exactly the same as the Fund’s direct investments in the Reference Asset. To the extent the Fund invests in a Reference ETF that is sponsored by an affiliate of the Adviser (“Sponsored Reference ETF”), such investments create potential conflicts of interest, including but not limited to: (i) the Adviser has an incentive to use the Sponsored Reference ETF to generate additional management fees for its affiliates; and (ii) the Adviser may have an incentive to allocate more of the Fund’s assets to the Sponsored Reference ETF in such a manner that would generate more fees for the affiliate. However, the Adviser will still seek to invest as much of the Fund’s portfolio assets into the Reference Asset directly rather than through a Reference ETF provided that the Fund will always have at least 40% of its assets in securities. In addition, the Adviser generally will only invest in the Sponsored Reference ETF if such Sponsored Reference ETF’s expenses are lower than other available options and such investment is in the best interests of the Fund and its shareholders. The following is a summary of risk factors related to the ETFs that invest in the Reference Asset as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in Reference Assets has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Assets, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Reference Assets, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power or the staked asset. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from validators or miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to the Digital Asset Platforms

●	The value of the Shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of users and miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

●	The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Reference Asset blockchain can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contracts platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by The Fund.

●	The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the INJ Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The INJ Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the INJ Subsidiary, will not have all the protections offered to investors in registered investment companies.

Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Concentration Risk. The Fund’s assets will be concentrated in the sector or sectors or industry or group of industries that are assigned to the Reference Asset, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Cyber Security Risk. The Fund and its service providers, such as the custodian, are susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund and its service providers to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss, including loss of the Reference Asset. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Custodian Risk. The Reference Asset and other assets held by the Fund that operate on distributed ledger/blockchain technology can only be transferred by the person holding both the public and private keys to the digital wallet in which the asset is held. The Fund’s custodians that custodies the Fund’s digital assets is in control of the private keys for each of the Fund’s digital wallets. In the event such custodian loses sole control of the private keys (e.g., through a data breach or hack), the Fund’s digital assets held by such custodian could be lost.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, they may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Indirect Investment Risk. Neither the Reference Asset nor the Injective Protocol are affiliated with the Trust, the Fund, or the Adviser, or any affiliates thereof and are not involved with this offering in any way, and have no obligation to consider the Fund in taking any actions that might affect the value of the Fund. None of the Trust, the Fund, the Adviser, or any affiliate are responsible for the performance of the Reference Asset and make no representation as to the performance of the Reference Asset. Investing in the Fund is not equivalent to investing in the Reference Asset. The Fund’s performance is not intended to, nor will it, track the performance of the Reference Asset.

Non-Correlation Risk. The performance of the fund will not, and is not intended to, correlate exactly to the performance of the Reference Asset and will vary somewhat due to factors such as fees and expenses of the Fund, transaction costs, regulatory restrictions, and active management of the Fund’s portfolio.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in-kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in INJ (or any other digital asset) or derivatives based upon INJ (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Asset through investments in the INJ Subsidiary, which is intended to provide the Fund with exposure to INJ returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the INJ Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to INJ returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

PERFORMANCE HISTORY

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

INVESTMENT ADVISER

REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Matthew Pelletier, Lead Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

Matthew Holcomb, Senior Vice President, Senior Trader and Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

PURCHASE AND SALE OF FUND SHARES

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of cash, although the Fund reserves the right to issue Creation Units in exchange for the deposit or delivery of a combination of in-kind assets and cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange (i.e., Cboe BZX Exchange, Inc.). The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.rexshares.com.

TAX INFORMATION

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangements generally will be taxed.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (e.g., a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – REX-OSPREYTM LINK ETF

INVESTMENT OBJECTIVE

REX-OspreyTM LINK ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of LINK (“LINK” or the “Reference Asset”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1) Distribution (12b-1) and Service Fees	[ ]% 0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%
(1)	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are estimated for the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
REX-OspreyTM LINK ETF	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other assets (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Reference Asset and other assets that provide exposure to the Reference Asset. The Fund will invest directly or through the REX-OspreyTM LINK Subsidiary, which is described more fully below. Although the Fund seeks returns equal to 1x of the Reference Asset, the Fund’s performance will not replicate the performance of the Reference Asset (i.e., the Fund’s returns may not be the same as the Reference Asset, due to fees and expenses of the Fund and the Reference ETFs in which it invests, trading and other expenses, but will generally be in the same direction in a positive or negative manner, except in circumstances where the Fund’s staking rewards do not outweigh expenses of the Reference ETFs).

The Fund seeks to invest the majority of its assets directly in the Reference Asset. LINK is a cryptocurrency that was introduced in September 2017, reaching a peak market capitalization of approximately US$__________ on __________. As of August 31, 2025, the market capitalization of LINK was $____________.

The Fund will invest at least 40% of its assets directly in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. exchange-traded products (“non-US ETPs”), which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to the Reference Asset (all such ETFs, ETPs and non-US ETPs, “Reference ETFs”). The non-U.S. ETPs in which the Fund may invest are domiciled in Canada and/or Europe and are listed and available for sale in various jurisdictions in Europe (such as Austria, Belgium, Denmark, Finland, France, Germany, Italy, Ireland, Luxembourg, Netherlands, Norway, Poland, Spain, Sweden, and Switzerland). Where available, the Fund will invest in the USD share class of the applicable non-U.S. ETP. Non-US ETPs will not be treated as regulated investment companies for U.S. federal income tax purposes and therefore will not be taxed as such. The Fund will allocate portfolio assets to one or more of the following Reference ETFs at any one time, although this list may change over time:

Reference ETF	Exchange	Ticker Symbol
VanEck Chainlink ETN	Germany	VLNK
CoinShares Physical Chainlink	Germany	CCHA
Global X Chainlink ETP	Germany	LI0X
21Shares Chainlink ETP	Switzerland	LINK
Virtune Chainlink ETP	Sweden	VIRLINK
Valour Chainlink SEK	Sweden	VALOUR CHAINLINK (LINK) SEK

The Fund may seek to gain exposure to the Reference Asset, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the REX-OspreyTM LINK (Cayman) Portfolio S.P. (i.e., the “LINK Subsidiary”). The LINK Subsidiary is wholly-owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the LINK Subsidiary. The LINK Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the LINK Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the LINK Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the LINK Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the LINK Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the LINK Subsidiary.

The Fund may engage in reverse repurchase agreements on government securities, investment grade corporate securities or similar transactions to help the Fund meet its investment objective by maintaining exposure to the Reference Asset and Reference ETPs that themselves provide exposure to the Reference Asset, and also by maintaining its tax status as a regulated investment company, and for leveraging purposes.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Chainlink Network and LINK

LINK is a digital asset that is created and transmitted through the operations of the peer-to-peer Chainlink Network, a decentralized oracle protocol designed to connect smart contracts with real-world data, APIs, and off-chain systems. No single entity owns or operates the Chainlink Network, although its development was initiated by SmartContract (now Chainlink Labs). Governance and ecosystem growth are increasingly community-driven, supported by independent node operators, developers, and LINK token holders. The infrastructure of the Chainlink Network is maintained by decentralized oracles, validators, and service providers.

The Chainlink Network allows people to exchange tokens of value, called LINK, which are recorded on the Ethereum blockchain as an ERC-20 token. LINK is used to pay node operators for retrieving data from off-chain sources, formatting it into blockchain-compatible data, and ensuring data integrity. LINK can also be used for staking to secure oracle services and incentivize honest behavior by node operators. In addition, LINK can be converted into fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or through peer-to-peer transactions.

Chainlink was designed to solve the “oracle problem” by enabling smart contracts to securely interact with external data and systems. Through decentralized oracle networks (DONs), Chainlink provides services such as data feeds, verifiable randomness, proof-of-reserve, and cross-chain communication. This allows developers to build decentralized applications (dApps) that depend on reliable external information, such as DeFi lending markets, insurance contracts, and gaming systems.

The Chainlink Network itself does not operate as a standalone Layer-1 blockchain with its own consensus mechanism. Instead, it leverages Ethereum (and other integrated chains) for transaction settlement while relying on decentralized oracle nodes for service provision. The Chainlink Staking mechanism, introduced in 2022 and expanded since, allows LINK holders to secure oracle networks by staking their tokens, thereby backing data quality and earning rewards.

Chainlink was co-founded in 2017 by Sergey Nazarov and Steve Ellis, and its mainnet launched in 2019. Since then, it has become the leading decentralized oracle protocol, securing billions of dollars in smart contracts across multiple blockchain ecosystems. Chainlink Labs continues to contribute to research and development, while node operators and LINK holders play active roles in securing and expanding the network.

As of mid-2025, there are approximately 678 million LINK tokens in circulation, out of a maximum total supply of 1 billion LINK. LINK tokens are primarily used to pay for oracle services, stake to secure oracle networks, and incentivize reliable data delivery across blockchains.

PRINCIPAL INVESTMENT RISKS

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

LINK Investing Risk. Cryptocurrencies, such as LINK, operate without central authority or banks and are not backed by any government. Cryptocurrencies are often referred to as “virtual assets” or “digital assets,” and function as decentralized, peer-to-peer financial trading platforms, governance mechanisms, and stores of value. LINK is not legal tender. Investments linked to LINK can be highly volatile compared to investments in traditional securities, and the Fund may experience sudden and substantial losses. The markets for LINK and LINK-related investments may also become illiquid. These markets may fluctuate widely based on numerous factors, including overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics, and pandemics), interest rate changes, or inflation. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. A number of factors affect the price and market for LINK:

●	New Technology. LINK is a relatively new technological innovation with a limited operating history. There is little established performance record for evaluating its long-term price or adoption.

●	Supply and Demand of LINK. LINK has a maximum supply of 1 billion tokens, with circulating supply increasing as tokens are distributed to node operators, ecosystem incentives, and staking programs. LINK demand is tied directly to its utility in paying Chainlink node operators and securing decentralized oracle networks. Concentration of holdings among early stakeholders, developers, or foundations may affect liquidity and price volatility.

●	Adoption and Use of LINK. LINK’s value is closely tied to its adoption as the primary payment and incentive mechanism for Chainlink’s decentralized oracle networks. Growth in decentralized finance (DeFi), cross-chain applications, and enterprise adoption can increase demand for LINK, but usage may stagnate or contract if competitors emerge or if DeFi adoption declines. Reduced adoption may lead to illiquidity, increased volatility, and price declines.

●	Largely Unregulated Marketplace. Digital asset markets, including spot markets for LINK, are relatively new and may not be subject to the same regulatory oversight as traditional securities or commodities markets. Many exchanges operate with limited transparency or investor protections, which exposes LINK to risks of manipulation, fraud, flash crashes, or operational failures. Exchange suspensions or closures could reduce confidence in LINK, impair liquidity, or adversely affect pricing.

●	Cybersecurity. As a digital asset, LINK is subject to risks of theft from exchanges or wallets, protocol exploits, governance manipulation, or attacks on oracle networks. Such events could materially and adversely affect LINK’s value and liquidity.

●	Forks. Like many open-source projects, the Chainlink protocol may undergo contentious upgrades or forks. Disagreements in governance or development could result in competing versions of LINK, which may introduce new risks and reduce confidence in the asset.

Risks Related to the Regulation of LINK. Any final determination by a court or regulator that LINK or any other digital asset is a “security” or “commodity” may adversely affect the value of LINK and the value of the Fund’s shares. If LINK is deemed a security and is not, or cannot be, registered as such, the Fund may be required to alter its operations significantly or terminate altogether.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex, fact-intensive, and uncertain. Public statements from regulators have clarified that Bitcoin is not currently considered a security, but the status of many other digital assets, including LINK, remains unresolved. Non-binding SEC guidance may not be determinative, and courts could reach different conclusions.

The SEC has brought enforcement actions against issuers, promoters, and trading platforms involving various digital assets on the basis that such assets were securities. These enforcement actions create uncertainty for LINK and its market participants.

Whether a digital asset qualifies as a “security” typically depends on judicial interpretations of statutory terms such as “investment contract” or “note,” analyzed under the Howey and Reves tests. For many digital assets, including LINK, the outcome of these tests is not definitively resolved, and substantial arguments can often be made both in favor of and against classification. Adding further complexity, regulators and courts have suggested that an asset’s classification may evolve over time as governance structures, decentralization, or usage patterns change.

As part of assessing whether LINK qualifies as a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s Howey and Reves decisions), and regulatory reports, orders, and public statements.

If a court or regulator ultimately determines that LINK is a security, the Advisor would not intend to permit the Fund to hold or trade LINK in a manner that violates federal securities laws. In such a case, the Fund may be required to liquidate its holdings of LINK, restructure its operations, or, if compliance is not possible, dissolve.

Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital assets/cryptocurrency industry. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and validators, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

Reference Asset ETF Investing Risk. Issuer-specific attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Asset and the Fund’s investments in the ETFs will not perform exactly the same as the Fund’s direct investments in the Reference Asset. However, the Adviser will still seek to invest as much of the Fund’s portfolio assets into the Reference Asset directly rather than through a Reference ETF provided that the Fund will always have at least 40% of its assets in securities. The following is a summary of risk factors related to the ETFs that invest in the Reference Assets as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in Reference Asset has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Reference Asset, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to the Digital Asset Platforms

●	The value of the Shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of validators or miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

●	The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Reference Asset blockchain can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contracts platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by The Fund.

●	The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

Exchange-Traded Products Risk. The Fund invests in other ETFs and ETPs, including those based outside the United States. These investments carry the same risks as the securities they hold and may trade at prices above or below the value of their holdings. Non-U.S. ETPs are not registered investment companies and are subject to different regulations than U.S. ETFs. They may also be taxed differently for U.S. investors, which could increase the Fund’s taxable income or cause the Fund to sell investments at unfavorable times to meet tax requirements.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the LINK Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The LINK Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the LINK Subsidiary, will not have all the protections offered to investors in registered investment companies.

Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Concentration Risk. The Fund’s assets will be concentrated in the sector or sectors or industry or group of industries that are assigned to the Reference Asset, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Cyber Security Risk. The Fund and its service providers, such as the custodian, are susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund and its service providers to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss, including loss of the Reference Asset. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Custodian Risk. The Reference Asset and other assets held by the Fund that operate on distributed ledger/blockchain technology can only be transferred by the person holding both the public and private keys to the digital wallet in which the asset is held. The Fund’s Crypto Custodian that custody’s the Fund’s digital assets are in control of the private keys for each of the Fund’s digital wallets. In the event such custodian loses sole control of the private keys (e.g., through a data breach or hack), the Fund’s digital assets held by such custodian could be lost. The Fund’s custodian uses hardware security modules (HSMs) as part of their security architecture. An HSM is a specialized device that can generate and hold private keys securely and can use those keys to sign and approve transactions. The HSMs’ custom logic verifies that all sensitive requests (withdrawals, policy changes, new user additions, etc.) are approved by a valid quorum of client users and also approved by the custodian, and they provide on-demand private key accessibility.

Foreign Securities Risk. To the extent the Fund invests in securities of foreign ETFs, such investments may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Indirect Investment Risk. Neither the Reference Asset nor the Chainlink Network are affiliated with the Trust, the Fund, or the Adviser, or any affiliates thereof and are not involved with this offering in any way, and have no obligation to consider the Fund in taking any actions that might affect the value of the Fund. None of the Trust, the Fund, the Adviser, or any affiliate are responsible for the performance of the Reference Asset and make no representation as to the performance of the Reference Asset. Investing in the Fund is not equivalent to investing in the Reference Asset.

Non-Correlation Risk. The performance of the fund will not, and is not intended to, correlate exactly to the performance of the Reference Asset and will vary somewhat due to factors such as fees and expenses of the Fund and the Reference ETFs, transaction costs, regulatory restrictions, and active management of the Fund’s portfolio.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in LINK (or any other digital asset) or derivatives based upon LINK (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Asset through investments in the LINK Subsidiary, which is intended to provide the Fund with exposure to LINK returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the LINK Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to LINK returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes and not curing such failure could have adverse consequences for the Fund and its shareholders, including that both the income of the Fund and dividends paid to its shareholders would be subject to U.S. federal income tax and that such taxes applied at the Fund level would correspondingly reduce the NAV of the Fund. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

PERFORMANCE HISTORY

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at [(844) 802-4004].

INVESTMENT ADVISER

REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Matthew Pelletier, Lead Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

Matthew Holcomb, Senior Vice President, Senior Trader and Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

PURCHASE AND SALE OF FUND SHARES

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange (i.e., Cboe BZX Exchange, Inc.). The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.rexshares.com.

TAX INFORMATION

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangements generally will be taxed.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (e.g., a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – REX-OSPREYTM LTC ETF

INVESTMENT OBJECTIVE

REX-OspreyTM LTC ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of LTC (“LTC” or the “Reference Asset”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1) Distribution (12b-1) and Service Fees	[ ]% 0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%
(1)	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are estimated for the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
REX-OspreyTM LTC ETF	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other assets (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Reference Asset and other assets that provide exposure to the Reference Asset. The Fund will invest directly or through the REX-OspreyTM LTC Subsidiary, which is described more fully below. Although the Fund seeks returns equal to 1x of the Reference Asset, the Fund’s performance will not replicate the performance of the Reference Asset (i.e., the Fund’s returns may not be the same as the Reference Asset, due to fees and expenses of the Fund and the Reference ETFs in which it invests, trading and other expenses, but will generally be in the same direction in a positive or negative manner, except in circumstances where the Fund’s staking rewards do not outweigh expenses of the Reference ETFs).

The Fund seeks to invest the majority of its assets directly in the Reference Asset. LTC is a cryptocurrency that was introduced in October 2011, reaching a peak market capitalization of approximately US$__________ on __________. As of August 31, 2025, the market capitalization of LTC was $____________.

The Fund will invest at least 40% of its assets directly in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. exchange-traded products (“non-US ETPs”), which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to the Reference Asset (all such ETFs, ETPs and non-US ETPs, “Reference ETFs”). The non-U.S. ETPs in which the Fund may invest are domiciled in Canada and/or Europe and are listed and available for sale in various jurisdictions in Europe (such as Austria, Belgium, Denmark, Finland, France, Germany, Italy, Ireland, Luxembourg, Netherlands, Norway, Poland, Spain, Sweden, and Switzerland). Where available, the Fund will invest in the USD share class of the applicable non-U.S. ETP. Non-US ETPs will not be treated as regulated investment companies for U.S. federal income tax purposes and therefore will not be taxed as such. The Fund will allocate portfolio assets to one or more of the following Reference ETFs at any one time, although this list may change over time:

Reference ETF	Exchange	Ticker Symbol
Bitwise Physical Litecoin ETP	Germany	ELTC
CoinShares Physical Litecoin	Switzerland	LITE
Virtune Litecoin ETP	Sweden	VIRLTC
Valour Litecoin SEK	Sweden	VALOUR LITECOIN SEK

The Fund may seek to gain exposure to the Reference Asset, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the REX-OspreyTM LTC (Cayman) Portfolio S.P. (i.e., the “LTC Subsidiary”). The LTC Subsidiary is wholly-owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the LTC Subsidiary. The LTC Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the LTC Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the LTC Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the LTC Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the LTC Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the LTC Subsidiary.

The Fund may engage in reverse repurchase agreements on government securities, investment grade corporate securities or similar transactions to help the Fund meet its investment objective by maintaining exposure to the Reference Asset and Reference ETPs that themselves provide exposure to the Reference Asset, and also by maintaining its tax status as a regulated investment company, and for leveraging purposes.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Litecoin Network and LTC

LTC is a digital asset that is created and transmitted through the operations of the peer-to-peer Litecoin Network, a decentralized blockchain designed as a faster, lower-cost alternative to Bitcoin. No single entity owns or operates the Litecoin Network, although its development was initiated by Charlie Lee in 2011 and is now supported by the Litecoin Foundation and a community of independent developers, miners, and users. The infrastructure of the Litecoin Network is maintained by a distributed group of miners, validators, and node operators who secure the blockchain and process transactions.

The Litecoin Network allows people to exchange tokens of value, called LTC, which are recorded on a public transaction ledger known as a blockchain. LTC can be used to pay for goods and services, transfer value globally with low fees, or be converted into fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or through peer-to-peer transactions. In addition, LTC is frequently used as a payment rail, a liquidity pair on exchanges, and a settlement layer for smaller-value transactions due to its speed and cost efficiency.

Litecoin is technically similar to Bitcoin, as it is a fork of the Bitcoin Core protocol, but it incorporates several design changes. Most notably, Litecoin has a shorter block generation time (2.5 minutes compared to Bitcoin’s 10 minutes), a different hashing algorithm (Scrypt rather than SHA-256), and a higher maximum supply of coins. These features make Litecoin more accessible to a wider range of miners and better suited for faster, lower-value transactions.

The Litecoin Network uses a Proof-of-Work (“PoW”) consensus mechanism to validate transactions and produce blocks. Miners expend computational resources to solve cryptographic puzzles, thereby securing the network and earning block rewards in LTC. Like Bitcoin, Litecoin undergoes halving events approximately every four years, which reduce the block reward and gradually decrease the rate of new LTC issuance.

Litecoin was launched in October 2011 by Charlie Lee, a former Google engineer, and has since become one of the longest-running cryptocurrencies in existence. Its early launch, technical stability, and active community have contributed to its position as a leading peer-to-peer digital cash system. Governance is community-driven, with the Litecoin Foundation and independent developers supporting research, upgrades, and ecosystem growth.

As of mid-2025, there are approximately 76 million LTC tokens in circulation, out of a maximum capped supply of 84 million LTC. This fixed supply mirrors Bitcoin’s scarcity model, though with a higher total issuance. LTC tokens are primarily used as a medium of exchange, a store of value, and a means of paying transaction fees within the Litecoin Network.

PRINCIPAL INVESTMENT RISKS

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

LTC Investing Risk. Cryptocurrencies, such as LTC, operate without central authority or banks and are not backed by any government. Cryptocurrencies are often referred to as “virtual assets” or “digital assets,” and function as decentralized, peer-to-peer financial trading platforms and stores of value that can be used like money. LTC is not legal tender. Investments linked to LTC can be highly volatile compared to investments in traditional securities, and the Fund may experience sudden and substantial losses. The markets for LTC and LTC-related investments may also become illiquid. These markets may fluctuate widely based on numerous factors, including overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics, and pandemics), interest rate changes, or inflation. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. A number of factors affect the price and market for LTC:

●	New Technology. LTC is a relatively new technological innovation, launched in 2011, with a more limited operating history compared to traditional assets. While it is one of the longest-standing cryptocurrencies, uncertainty remains about its long-term adoption and competitiveness.

●	Supply and Demand of LTC. LTC has a fixed maximum supply of 84 million coins, with block rewards halving roughly every four years, gradually reducing the rate of new issuance. This fixed supply may amplify price volatility if demand grows quickly, while declining block rewards may affect miner participation and network security.

●	Adoption and Use of LTC. LTC’s value is significantly tied to its adoption as a medium of exchange for faster and lower-cost transactions compared to Bitcoin. However, long-term adoption is uncertain, particularly as payment-focused cryptocurrencies compete with stablecoins, CBDCs, and other alternatives. Reduced usage may result in illiquidity, increased volatility, and lower prices.

●	Largely Unregulated Marketplace. Digital asset markets, including spot markets for LTC, are relatively new and may not be subject to the same regulatory oversight as traditional securities or commodities markets. Many exchanges operate with limited transparency or investor protections, exposing LTC to risks of manipulation, fraud, flash crashes, or operational failures. Suspension or closure of trading venues could reduce confidence in LTC, impair liquidity, or adversely affect pricing.

●	Cybersecurity. As a digital asset, LTC is subject to risks of theft from exchanges or wallets, protocol vulnerabilities, or potential network attacks (e.g., 51% attacks). Such events could adversely affect LTC’s value and liquidity.

●	Forks. Like many open-source projects, Litecoin may undergo contentious upgrades or forks. Disagreements within the community or among developers may result in competing versions of LTC, which could reduce confidence in the asset and create new risks.

Risks Related to the Regulation of LTC. Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex, fact-intensive, and uncertain. Public statements from regulators have clarified that Bitcoin is not currently considered a security, but the status of many other digital assets, including LTC, remains unresolved. Non-binding SEC guidance may not be determinative, and courts could reach different conclusions.

The SEC has brought enforcement actions against issuers, promoters, and trading platforms involving various digital assets on the basis that such assets were securities. These enforcement actions create uncertainty for LTC and its market participants.

Whether a digital asset qualifies as a “security” typically depends on judicial interpretations of statutory terms such as “investment contract” or “note,” analyzed under the Howey and Reves tests. For many digital assets, including LTC, the outcome of these tests is not definitively resolved, and substantial arguments can often be made both in favor of and against classification. Adding further complexity, regulators and courts have suggested that an asset’s classification may evolve over time as decentralization, governance, or usage patterns change.

As part of assessing whether LTC qualifies as a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s Howey and Reves decisions), and regulatory reports, orders, and public statements.

If a court or regulator ultimately determines that LTC is a security, the Advisor would not intend to permit the Fund to hold or trade LTC in a manner that violates federal securities laws. In such a case, the Fund may be required to liquidate its holdings of LTC, restructure its operations, or, if compliance is not possible, dissolve.

Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital assets/cryptocurrency industry. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and validators, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

Reference Asset ETF Investing Risk. Issuer-specific attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Asset and the Fund’s investments in the ETFs will not perform exactly the same as the Fund’s direct investments in the Reference Asset. However, the Adviser will still seek to invest as much of the Fund’s portfolio assets into the Reference Asset directly rather than through a Reference ETF provided that the Fund will always have at least 40% of its assets in securities. The following is a summary of risk factors related to the ETFs that invest in the Reference Assets as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in Reference Asset has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Reference Asset, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to the Digital Asset Platforms

●	The value of the Shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of validators or miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

●	The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Reference Asset blockchain can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contracts platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by The Fund.

●	The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

Exchange-Traded Products Risk. The Fund invests in other ETFs and ETPs, including those based outside the United States. These investments carry the same risks as the securities they hold and may trade at prices above or below the value of their holdings. Non-U.S. ETPs are not registered investment companies and are subject to different regulations than U.S. ETFs. They may also be taxed differently for U.S. investors, which could increase the Fund’s taxable income or cause the Fund to sell investments at unfavorable times to meet tax requirements.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the LTC Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The LTC Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the LTC Subsidiary, will not have all the protections offered to investors in registered investment companies.

Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Concentration Risk. The Fund’s assets will be concentrated in the sector or sectors or industry or group of industries that are assigned to the Reference Asset, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Cyber Security Risk. The Fund and its service providers, such as the custodian, are susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund and its service providers to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss, including loss of the Reference Asset. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Custodian Risk. The Reference Asset and other assets held by the Fund that operate on distributed ledger/blockchain technology can only be transferred by the person holding both the public and private keys to the digital wallet in which the asset is held. The Fund’s Crypto Custodian that custody’s the Fund’s digital assets are in control of the private keys for each of the Fund’s digital wallets. In the event such custodian loses sole control of the private keys (e.g., through a data breach or hack), the Fund’s digital assets held by such custodian could be lost. The Fund’s custodian uses hardware security modules (HSMs) as part of their security architecture. An HSM is a specialized device that can generate and hold private keys securely and can use those keys to sign and approve transactions. The HSMs’ custom logic verifies that all sensitive requests (withdrawals, policy changes, new user additions, etc.) are approved by a valid quorum of client users and also approved by the custodian, and they provide on-demand private key accessibility.

Foreign Securities Risk. To the extent the Fund invests in securities of foreign ETFs, such investments may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Indirect Investment Risk. Neither the Reference Asset nor the Litecoin Netowrk are affiliated with the Trust, the Fund, or the Adviser, or any affiliates thereof and are not involved with this offering in any way, and have no obligation to consider the Fund in taking any actions that might affect the value of the Fund. None of the Trust, the Fund, the Adviser, or any affiliate are responsible for the performance of the Reference Asset and make no representation as to the performance of the Reference Asset. Investing in the Fund is not equivalent to investing in the Reference Asset.

Non-Correlation Risk. The performance of the fund will not, and is not intended to, correlate exactly to the performance of the Reference Asset and will vary somewhat due to factors such as fees and expenses of the Fund and the Reference ETFs, transaction costs, regulatory restrictions, and active management of the Fund’s portfolio.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in LTC (or any other digital asset) or derivatives based upon LTC (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Asset through investments in the LTC Subsidiary, which is intended to provide the Fund with exposure to LTC returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the LTC Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to LTC returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes and not curing such failure could have adverse consequences for the Fund and its shareholders, including that both the income of the Fund and dividends paid to its shareholders would be subject to U.S. federal income tax and that such taxes applied at the Fund level would correspondingly reduce the NAV of the Fund. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

PERFORMANCE HISTORY

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at [(844) 802-4004].

INVESTMENT ADVISER

REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Matthew Pelletier, Lead Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

Matthew Holcomb, Senior Vice President, Senior Trader and Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

PURCHASE AND SALE OF FUND SHARES

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange (i.e., Cboe BZX Exchange, Inc.). The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.rexshares.com.

TAX INFORMATION

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangements generally will be taxed.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (e.g., a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – REX-OSPREYTM NEAR + STAKING ETF

INVESTMENT OBJECTIVE

REX-OspreyTM NEAR + Staking ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of NEAR (“NEAR” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1) Distribution (12b-1) and Service Fees	[ ]% 0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%
(1)	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are estimated for the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
REX-OspreyTM NEAR + Staking ETF	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other assets (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has recently commenced operations and therefore does not have any portfolio turnover information available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Reference Asset and other assets that provide exposure to the Reference Asset. The Fund will invest directly or through the REX-OspreyTM NEAR Subsidiary, which is described more fully below. Although the Fund seeks returns equal to 1x of the Reference Asset, the Fund’s performance will not replicate the performance of the Reference Asset (i.e., the Fund’s returns may not, be the same as the Reference Asset, due to staking rewards, trading and other expenses, but will generally be in the same direction in a positive or negative manner).

The Fund will invest in and hold NEAR. NEAR is a cryptocurrency that was introduced in October 2020, and quickly developed its own online community, reaching a peak market capitalization of over US$__________ on ___________. As of ____________, the market capitalization of NEAR was $______________.

The Fund seeks to invest a majority of its assets directly in the Reference Asset and seeks to stake (as described below) its holdings in the Reference Asset. The Fund will invest at least 40% of its assets in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. ETPs (“non-US ETPs”), which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to the Reference Asset (such ETFs, ETPs, and non-US ETPs, “Reference ETFs”). Reference ETFs in which the Fund may invest include Reference ETFs that are sponsored by an affiliate of the Advisor. The majority of the ETFs in which the Fund will invest will be domiciled outside of the United States and listed on non-U.S. exchanges. The non-U.S. ETFs in which the Fund may invest are domiciled in Canada and/or Europe and are listed and available for sale in various jurisdictions in Europe (such as Austria, Belgium, Denmark, Finland, France, Germany, Italy, Ireland, Luxembourg, Netherlands, Norway, Poland, Spain, Sweden, and Switzerland). Where available, the Fund will invest in the USD share class of the applicable non-U.S. ETF. The Fund will allocate portfolio assets to one or more of the following Reference ETFs at any one time, although this list may change over time:

Reference ETF	Exchange	Ticker Symbol
Virtune Staked NEAR ETP	Sweden	VIRNEAR
Valour Near SEK	Sweden	2451793D
Bitwise NEAR Staking ETP	Germany	NEAR
21Shares NEAR Protocol Staking ETP	Netherlands	NEAR

The Fund will also seek to generate income and capital appreciation through staking the Reference Asset. Generally, staking means that the holder of the Reference Asset will agree to lock up the Reference Asset for it to be used in the NEAR protocol’s delegated proof-of-stake validation process. In return, the holder will receive staking rewards in the form of the Reference Asset, which represent portions of the NEAR protocol’s transaction fees and inflationary issuances. The Fund will direct its custodian that custodies the Reference Asset (the “Crypto Custodian”) to delegate an amount, as determined by the Adviser, of its Reference Asset holdings to a validator or validators. The Fund seeks to stake all its Reference Asset holdings, subject to the Adviser managing the Fund’s liquidity profile such that no more than 15% of the Fund’s net assets are deemed to be illiquid. Therefore, because the current unbonding period for staked NEAR is approximately 2 days, the Adviser anticipates under current conditions a significant amount of the Fund’s assets that are invested directly in NEAR will be staked. The Fund also may earn staking rewards by investing in liquid staking protocols, which are staking protocols that issue a freely-tradeable digital token called a “Liquid Staking Token” (“LST”) that represents the Reference Asset staked with the staking protocol. LSTs permit the holder to receive the benefits of staking without the illiquidity of a locked-up Reference Asset. LSTs represent the amount of the Reference Asset transferred to the staking protocol to be staked, plus any amounts earned through staking rewards. In return, the Fund will participate in regular staking compensation payouts through either an increase in the “conversion rate” of the LST (Rewards-Bearing Tokens) (i.e., the value of the Reward-Bearing Token increases over time vs. the Reference Asset) or an increase in the balance of the LST (Rebasing Tokens) (i.e., the token attempts to keep a stable value vs. the Reference Asset but the token balance increases over time as rewards are accrued). The Fund can also sell LSTs for cash. Generally, there are no fees associated with LSTs, however there are fees associated with staking the underlying Reference Asset. Some staking protocols may charge a fee for unwrapping the LST. To enter or exit a position in LSTs, the Fund will either purchase or sell the LST or mint or redeem the LST in return for the representative amount of the Reference Asset. LSTs invested in by the Fund will be held at the Fund’s Crypto Custodian.

The Fund may direct the Crypto Custodian to use a particular validator or validators (including validators in which affiliates of the Adviser have a nominal ownership interest) to stake its Reference Asset holdings, but the staked Reference Assets will remain in the possession and control of the Crypto Custodian. Rewards, which will be paid in the Reference Asset and subject to any bonding or lock-up period, may be earned in connection with staking the Reference Asset. The Fund will pay the Crypto Custodian and validator or validators a fee for staking the Reference Asset. The Adviser, however, will take no portion of the rewards received from staking and will pass all rewards, minus any fees paid to the Crypto Custodian and validator or validators, to the Fund. To the extent the Fund uses a validator in which affiliates of the Adviser have a nominal ownership interest, such affiliates of the Adviser may receive indirect benefits through their partial ownership in the validator but will not directly receive any fees or rewards. The Fund may seek to gain exposure to the Reference Asset, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the REX-OspreyTM NEAR + Staking (Cayman) Portfolio S.P. (i.e., the “NEAR Subsidiary”). The NEAR Subsidiary is wholly-owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the NEAR Subsidiary. The NEAR Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the NEAR Subsidiary for purposes of determining compliance with: (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the NEAR Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the NEAR Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the NEAR Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the NEAR Subsidiary.

The Fund may engage in reverse repurchase agreements on government securities, investment grade corporate securities or similar transactions for leveraging purposes.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The NEAR Protocol and NEAR

NEAR is a digital asset that is created and transmitted through the operations of the peer-to-peer NEAR Protocol, a decentralized Layer-1 blockchain platform designed for scalability, ease of use, and developer accessibility. No single entity owns or operates the NEAR Protocol, although its development was initiated by NEAR Inc. (now Pagoda) and supported by the NEAR Foundation. Governance of the network has progressively transitioned to the community of NEAR token holders, validators, and developers. The infrastructure of the NEAR Protocol is maintained by validators, node operators, developers, and users.

The NEAR Protocol allows people to exchange tokens of value, called NEAR, which are recorded on its blockchain ledger. NEAR can be used to pay for transaction fees, participate in governance, and secure the network through staking. It can also be converted into fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or through peer-to-peer transactions. Beyond token transfers, the NEAR Protocol enables the creation of decentralized applications (dApps) and supports smart contracts with an emphasis on user-friendly onboarding, low transaction costs, and fast confirmation times.

The NEAR Protocol employs a unique scalability architecture called Nightshade sharding, which splits the network into multiple shards that process transactions in parallel. This design allows NEAR to handle thousands of transactions per second while keeping fees low and maintaining decentralization. Developers on NEAR can build applications in common programming languages such as Rust and JavaScript, making the ecosystem accessible to a broad developer base.

The NEAR Protocol uses a Proof-of-Stake (“PoS”) consensus mechanism. Validators are selected to produce blocks and validate transactions based on the amount of NEAR staked, either directly or through delegation by token holders. Validators and delegators earn rewards in NEAR, which incentivizes security and long-term participation.

NEAR was founded in 2018 by Illia Polosukhin and Alexander Skidanov, and the mainnet launched in 2020. Development is supported by the NEAR Foundation and Pagoda, but governance is increasingly community-driven, with NEAR token holders able to influence protocol upgrades and ecosystem funding decisions.

As of mid-2025, there are approximately 1.24 billion NEAR tokens in circulation, out of a total supply of 1.2 billion NEAR. NEAR follows an inflationary supply model with a base annual inflation rate of about 5%, a portion of which is distributed to validators and delegators. However, transaction fees on the network are partially burned, creating a deflationary offset as network usage increases. NEAR tokens are primarily used for staking, paying transaction fees, participating in governance, and supporting decentralized applications across the NEAR ecosystem.

PRINCIPAL INVESTMENT RISKS

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

NEAR Investing Risk. The Fund is subject to the risks of investing in NEAR directly and indirectly through its investments in ETFs that obtain exposure to NEAR and other assets that provide exposure to the Reference Asset. The market price for NEAR is extremely volatile and will likely continue to be volatile. NEAR is the native token of the NEAR Protocol, a Layer-1 blockchain designed for scalability, user-friendliness, and decentralized application development. NEAR is used to pay for transaction fees, secure the network through staking, and participate in governance by voting on protocol upgrades and parameters. Accordingly, the value of NEAR is largely dependent on the acceptability and usage levels of the NEAR Protocol and its applications, including decentralized finance (DeFi), NFTs, and other decentralized services.

Factors contributing to the volatility of the price of NEAR include, but are not limited to: the development and maintenance of the NEAR Protocol, forks or upgrades in the protocol, speculation and consumer sentiment around NEAR and competing Layer-1 assets, the activity of large investors or validators, and the demand for NEAR to pay for gas fees and staking. The price of NEAR is also impacted by interruptions in service from or closures of major trading platforms, validator downtime, smart contract exploits, or broader network disruptions. As with other digital assets, the price of NEAR can also be affected by malicious actors (e.g., hackers and fraudsters). The perception of NEAR as a viable alternative to other scalable Layer-1s will affect demand and adoption, which in turn influences the value of NEAR. NEAR may also fluctuate with broader cryptocurrency markets or subsets of the market, such as smart contract platform tokens.

Risks Related to the Regulation of NEAR. Any final determination by a court that NEAR or any other digital asset is a “security” or “commodity” may adversely affect the value of NEAR and the value of the Fund’s shares, and, if NEAR is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex and difficult to apply, and the outcome is uncertain. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC does not currently consider Bitcoin to be a security, but the status of many other digital assets, including NEAR, remains unresolved. The SEC staff’s guidance regarding whether a digital asset is a security is not determinative or binding, and a court may reach a different conclusion.

The SEC has brought enforcement actions against issuers, promoters, and trading platforms involving other digital assets under the theory that such assets were securities. Such enforcement actions create uncertainty for NEAR and its market participants.

Whether a digital asset is a security under the federal securities laws depends on judicial interpretations of statutory terms such as “investment contract” and “note,” which courts analyze under the Howey and Reves tests. For many digital assets, including NEAR, whether these tests are met is not definitively resolved, and substantial legal arguments may exist both in favor of and against classification. Adding to the complexity, regulators and courts have suggested that an asset’s classification may evolve over time as governance, decentralization, or utility changes.

As part of determining whether NEAR is a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s decisions in Howey and Reves), and reports, orders, press releases, public statements, and speeches by the SEC and its staff.

If a court or regulator ultimately determines that NEAR is a security, the Advisor would not intend to permit the Fund to continue holding NEAR in a way that would violate federal securities laws. If necessary, the Fund would either dissolve or seek to operate in compliance with such laws.

Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital assets industry. The trading prices of many digital assets/cryptocurrency, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

Staking Risk. When the Fund stakes NEAR, the Reference Asset is subject to risks attendant to staking generally, such as illiquidity, reliance on third-party service providers, missed rewards, and validator problems or errors. Staking requires that the Fund lock up the staked NEAR and may be subject to an unbonding period to unstake it, meaning that the Fund cannot sell or transfer the staked NEAR during the time that it is staked and while it is being unbonded. During the unbonding period, the Fund remains subject to the market price volatility of NEAR and may miss opportunities to sell during favorable market conditions.

Staking NEAR may involve concentration risk among validators and infrastructure providers. Over-allocating to a limited number of validators increases the risks of downtime, slashing penalties, or collusion. Staked NEAR is also subject to risks of validator compromise, smart contract vulnerabilities, network downtime or attacks, and custodian errors, any of which could result in a loss of principal or staking rewards.

Liquidity Risk. Staked NEAR is subject to a protocol-defined unbonding period of approximately 2 days, which reflects the completion of four full network epochs. Accordingly, staked NEAR may not be sold within the typical settlement times of other assets, such as securities, and may be deemed illiquid or not highly liquid. The Adviser will manage the Fund’s portfolio assets to remain within applicable liquidity limits under the Fund’s liquidity risk management program and will not have more than 15% of the Fund’s net assets in illiquid assets. As a result, the Fund may not be able to achieve its desired level of staking during certain periods.

In addition, some assets held by the Fund, including NEAR, may be difficult to sell, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including but not limited to, an economic crisis, natural disasters, epidemics/pandemics, or new legislation and regulatory changes inside or outside the United States. Illiquid assets may also be difficult to value, especially in volatile conditions. If the Fund is forced to sell an illiquid asset at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that an asset deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Liquid Staking Token Risk. Liquid Staking Tokens held by the Fund are subject to risks associated with the price of the Liquid Staking Token and the risks associated with staking generally. The sale price of Liquid Staking Tokens is determined by the market and is not pegged or maintained by any protocol. Accordingly, although Liquid Staking Tokens are generally liquid, the market price of a Liquid Staking Token may differ from the value of the underlying Reference Asset and accumulated rewards, if any. This means that if the Fund needed to convert a Liquid Staking Token to cash to meet short-term liquidity needs (e.g., to meet AP redemption requests), it may be required to sell Liquid Staking Tokens into the market at a disadvantageous price compared to if the Fund were able to redeem or unwrap the Liquid Staking Token. In addition to price risk, Liquid Staking Tokens are also subject to the risk that a portion of the staked Reference Asset is slashed due to a validator breaking the rules of a network. Liquid Staking Tokens are also subject to the risk that the Fund’s custodian holding the staked Reference Asset is compromised or hacked and loses control of the private keys and the staked Reference Asset being lost. Liquid Staking Tokens are also subject to technological, coding, and smart contract risks in that the network and smart contract running the Liquid Staking Token protocol may be compromised in unforeseen ways. To the extent the Fund uses Liquid Staking Tokens, to mitigate against the risks of staking generally (e.g., illiquidity and market volatility), such mitigation efforts may not be successful or may not work as intended.

Reference Asset ETF Investing Risk. Issuer-specific attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Asset and the Fund’s investments in the ETFs will not perform exactly the same as the Fund’s direct investments in the Reference Asset. To the extent the Fund invests in a Reference ETF that is sponsored by an affiliate of the Adviser (“Sponsored Reference ETF”), such investments create potential conflicts of interest, including but not limited to: (i) the Adviser has an incentive to use the Sponsored Reference ETF to generate additional management fees for its affiliates; and (ii) the Adviser may have an incentive to allocate more of the Fund’s assets to the Sponsored Reference ETF in such a manner that would generate more fees for the affiliate. However, the Adviser will still seek to invest as much of the Fund’s portfolio assets into the Reference Asset directly rather than through a Reference ETF provided that the Fund will always have at least 40% of its assets in securities. In addition, the Adviser generally will only invest in the Sponsored Reference ETF if such Sponsored Reference ETF’s expenses are lower than other available options and such investment is in the best interests of the Fund and its shareholders. The following is a summary of risk factors related to the ETFs that invest in the Reference Asset as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in Reference Assets has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Assets, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Reference Assets, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power or the staked asset. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from validators or miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to the Digital Asset Platforms

●	The value of the Shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of users and miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

●	The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Reference Asset blockchain can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contracts platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by The Fund.

●	The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the NEAR Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The NEAR Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the NEAR Subsidiary, will not have all the protections offered to investors in registered investment companies.

Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Concentration Risk. The Fund’s assets will be concentrated in the sector or sectors or industry or group of industries that are assigned to the Reference Asset, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Cyber Security Risk. The Fund and its service providers, such as the custodian, are susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund and its service providers to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss, including loss of the Reference Asset. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Custodian Risk. The Reference Asset and other assets held by the Fund that operate on distributed ledger/blockchain technology can only be transferred by the person holding both the public and private keys to the digital wallet in which the asset is held. The Fund’s custodians that custodies the Fund’s digital assets is in control of the private keys for each of the Fund’s digital wallets. In the event such custodian loses sole control of the private keys (e.g., through a data breach or hack), the Fund’s digital assets held by such custodian could be lost.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, they may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Indirect Investment Risk. Neither the Reference Asset nor the NEAR Protocol are affiliated with the Trust, the Fund, or the Adviser, or any affiliates thereof and are not involved with this offering in any way, and have no obligation to consider the Fund in taking any actions that might affect the value of the Fund. None of the Trust, the Fund, the Adviser, or any affiliate are responsible for the performance of the Reference Asset and make no representation as to the performance of the Reference Asset. Investing in the Fund is not equivalent to investing in the Reference Asset. The Fund’s performance is not intended to, nor will it, track the performance of the Reference Asset.

Non-Correlation Risk. The performance of the fund will not, and is not intended to, correlate exactly to the performance of the Reference Asset and will vary somewhat due to factors such as fees and expenses of the Fund, transaction costs, regulatory restrictions, and active management of the Fund’s portfolio.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in-kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in NEAR (or any other digital asset) or derivatives based upon NEAR (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Asset through investments in the NEAR Subsidiary, which is intended to provide the Fund with exposure to NEAR returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the NEAR Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to NEAR returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

PERFORMANCE HISTORY

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

INVESTMENT ADVISER

REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Matthew Pelletier, Lead Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

Matthew Holcomb, Senior Vice President, Senior Trader and Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

PURCHASE AND SALE OF FUND SHARES

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of cash, although the Fund reserves the right to issue Creation Units in exchange for the deposit or delivery of a combination of in-kind assets and cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange (i.e., Cboe BZX Exchange, Inc.). The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.rexshares.com.

TAX INFORMATION

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangements generally will be taxed.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (e.g., a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – REX-OSPREYTM OKB ETF

INVESTMENT OBJECTIVE

REX-OspreyTM OKB ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of OKB (“OKB” or the “Reference Asset”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1) Distribution (12b-1) and Service Fees	[ ]% 0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%
(1)	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are estimated for the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
REX-OspreyTM OKB ETF	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other assets (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Reference Asset and other assets that provide exposure to the Reference Asset. The Fund will invest directly or through the REX-OspreyTM OKB Subsidiary, which is described more fully below. Although the Fund seeks returns equal to 1x of the Reference Asset, the Fund’s performance will not replicate the performance of the Reference Asset (i.e., the Fund’s returns may not be the same as the Reference Asset, due to fees and expenses of the Fund and the Reference ETFs in which it invests, trading and other expenses, but will generally be in the same direction in a positive or negative manner, except in circumstances where the Fund’s staking rewards do not outweigh expenses of the Reference ETFs).

The Fund seeks to invest the majority of its assets directly in the Reference Asset. OKB is a cryptocurrency that was introduced in Match 2018, reaching a peak market capitalization of approximately US$__________ on __________. As of August 31, 2025, the market capitalization of OKB was $____________.

The Fund will invest at least 40% of its assets directly in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. exchange-traded products (“non-US ETPs”), which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to the Reference Asset (all such ETFs, ETPs and non-US ETPs, “Reference ETFs”). The non-U.S. ETPs in which the Fund may invest are domiciled in Canada and/or Europe and are listed and available for sale in various jurisdictions in Europe (such as Austria, Belgium, Denmark, Finland, France, Germany, Italy, Ireland, Luxembourg, Netherlands, Norway, Poland, Spain, Sweden, and Switzerland). Where available, the Fund will invest in the USD share class of the applicable non-U.S. ETP. Non-US ETPs will not be treated as regulated investment companies for U.S. federal income tax purposes and therefore will not be taxed as such. The Fund will allocate portfolio assets to one or more of the following Reference ETFs at any one time, although this list may change over time:

Reference ETF	Exchange	Ticker Symbol
Valour OKB SEK	Sweden	2578808D

The Fund may seek to gain exposure to the Reference Asset, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the REX-OspreyTM OKB (Cayman) Portfolio S.P. (i.e., the “OKB Subsidiary”). The OKB Subsidiary is wholly-owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the OKB Subsidiary. The OKB Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the OKB Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the OKB Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the OKB Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the OKB Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the OKB Subsidiary.

The Fund may engage in reverse repurchase agreements on government securities, investment grade corporate securities or similar transactions to help the Fund meet its investment objective by maintaining exposure to the Reference Asset and Reference ETPs that themselves provide exposure to the Reference Asset, and also by maintaining its tax status as a regulated investment company, and for leveraging purposes.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The OKX Ecosystem and OKB

OKB is a digital asset that is created and transmitted through the operations of the OKX ecosystem, a global cryptocurrency exchange and blockchain services platform. No single entity beyond OKX owns or operates the OKB token, although it was originally launched and continues to be supported by OKX (formerly OKEx) and the OK Blockchain Foundation. The token provides utility within the OKX trading platform and across the broader ecosystem of applications connected to OKX.

The OKB token allows people to exchange tokens of value, called OKB, which are recorded on the blockchain. OKB can be used to pay for trading fees, access premium services, and participate in token sales on OKX’s Jumpstart platform. In addition, OKB holders enjoy tiered benefits on the OKX exchange, including discounted transaction fees, enhanced staking rewards, and access to exclusive promotions. OKB can also be converted into fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or through peer-to-peer transactions.

The OKB token was originally issued as an ERC-20 token on the Ethereum blockchain but later migrated to the OKX Chain (OKC), an EVM-compatible blockchain built to support DeFi applications, NFTs, and other Web3 use cases. As such, OKB exists natively within the OKX Chain ecosystem while maintaining liquidity and interoperability with other blockchains.

Unlike protocol-native cryptocurrencies that secure their own consensus networks, OKB does not play a role in block validation or transaction settlement beyond its use on OKX Chain. Instead, its primary function is as a utility token for the OKX platform and its ecosystem. However, through the OKX Chain, developers can deploy decentralized applications, and OKB is used to pay for network fees and support ecosystem activity.

OKB was launched in 2018 by OKX and the OK Blockchain Foundation. Governance is not decentralized in the same sense as public Layer-1 protocols; rather, token economics and supply management are overseen by OKX. One of the key mechanisms supporting OKB’s long-term value is its buyback-and-burn program, in which OKX uses a portion of revenues to repurchase OKB from the market and permanently remove it from circulation.

As of August 2025, there are 21 million OKB tokens in circulation. OKB tokens are primarily used for trading fee discounts, participation in OKX Jumpstart token sales, ecosystem services on OKX Chain, and various loyalty and reward benefits within the OKX platform.

PRINCIPAL INVESTMENT RISKS

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

OKB Investing Risk. Cryptocurrencies, such as OKB, operate without central authority or banks and are not backed by any government. Cryptocurrencies are often referred to as “virtual assets” or “digital assets,” and function as decentralized, peer-to-peer financial trading platforms and stores of value. OKB is not legal tender. Investments linked to OKB can be highly volatile compared to investments in traditional securities, and the Fund may experience sudden and substantial losses. The markets for OKB and OKB-related investments may also become illiquid. These markets may fluctuate widely based on numerous factors, including overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics, and pandemics), interest rate changes, or inflation. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. A number of factors affect the price and market for OKB:

●	New Technology. OKB is a relatively new technological innovation with a limited operating history. There is little established performance record for evaluating its long-term price or adoption.

●	Supply and Demand of OKB. OKB has a capped total supply of 21 million tokens. Price dynamics depend on demand for OKB within the OKX platform ecosystem (e.g., trading fee discounts, token sales, staking) as well as external market demand. Concentration of holdings among OKX and related entities may also affect liquidity and price volatility.

●	Adoption and Use of OKB. OKB’s value is closely tied to its utility within the OKX exchange and ecosystem. Demand depends on usage for trading fee discounts, participation in OKX Jumpstart token sales, and staking on OKX. If adoption of OKX services declines or competitors gain market share, demand for OKB may weaken, reducing liquidity and value.

●	Largely Unregulated Marketplace. Digital asset markets, including spot markets for OKB, are relatively new and may not be subject to the same regulatory oversight as traditional securities or commodities markets. Many exchanges operate with limited transparency or investor protections, exposing OKB to risks of fraud, manipulation, flash crashes, or operational failures. Suspension or closure of exchanges could impair confidence, liquidity, and pricing of OKB.

●	Cybersecurity. As a digital asset, OKB is subject to risks of theft from exchanges or wallets, exploits of smart contracts on OKX Chain, or custodial compromises. Any such events could have a material adverse impact on OKB’s price and liquidity.

●	Forks. As an ecosystem token associated with OKX, OKB may be subject to protocol changes or modifications on OKX Chain. Governance disputes, exchange policy shifts, or changes to token utility could negatively impact its adoption, create new risks, or reduce confidence in the asset.

Risks Related to the Regulation of OKB. Any final determination by a court or regulator that OKB or any other digital asset is a “security” or “commodity” may adversely affect the value of OKB and the value of the Fund’s shares. If OKB is deemed a security and is not, or cannot be, registered as such, the Fund may be required to alter its operations significantly or terminate altogether.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex, fact-intensive, and uncertain. Public statements from regulators have clarified that Bitcoin is not currently considered a security, but the status of many other digital assets, including OKB, remains unresolved. Non-binding SEC guidance may not be determinative, and courts could reach different conclusions.

The SEC has brought enforcement actions against issuers, promoters, and trading platforms involving various digital assets on the basis that such assets were securities. These enforcement actions create uncertainty for OKB and its market participants.

Whether a digital asset qualifies as a “security” typically depends on judicial interpretations of statutory terms such as “investment contract” or “note,” analyzed under the Howey and Reves tests. For many digital assets, including OKB, the outcome of these tests is not definitively resolved, and substantial arguments can often be made both in favor of and against classification. Adding further complexity, regulators and courts have suggested that an asset’s classification may evolve over time as governance, token utility, or ecosystem characteristics change.

As part of assessing whether OKB qualifies as a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s Howey and Reves decisions), and regulatory reports, orders, and public statements.

If a court or regulator ultimately determines that OKB is a security, the Advisor would not intend to permit the Fund to hold or trade OKB in a manner that violates federal securities laws. In such a case, the Fund may be required to liquidate its holdings of OKB, restructure its operations, or, if compliance is not possible, dissolve.

Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital assets/cryptocurrency industry. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and validators, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

Reference Asset ETF Investing Risk. Issuer-specific attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Asset and the Fund’s investments in the ETFs will not perform exactly the same as the Fund’s direct investments in the Reference Asset. However, the Adviser will still seek to invest as much of the Fund’s portfolio assets into the Reference Asset directly rather than through a Reference ETF provided that the Fund will always have at least 40% of its assets in securities. The following is a summary of risk factors related to the ETFs that invest in the Reference Assets as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in Reference Asset has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Reference Asset, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to the Digital Asset Platforms

●	The value of the Shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of validators or miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

●	The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Reference Asset blockchain can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contracts platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by The Fund.

●	The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

Exchange-Traded Products Risk. The Fund invests in other ETFs and ETPs, including those based outside the United States. These investments carry the same risks as the securities they hold and may trade at prices above or below the value of their holdings. Non-U.S. ETPs are not registered investment companies and are subject to different regulations than U.S. ETFs. They may also be taxed differently for U.S. investors, which could increase the Fund’s taxable income or cause the Fund to sell investments at unfavorable times to meet tax requirements.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the OKB Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The OKB Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the OKB Subsidiary, will not have all the protections offered to investors in registered investment companies.

Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Concentration Risk. The Fund’s assets will be concentrated in the sector or sectors or industry or group of industries that are assigned to the Reference Asset, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Cyber Security Risk. The Fund and its service providers, such as the custodian, are susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund and its service providers to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss, including loss of the Reference Asset. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Custodian Risk. The Reference Asset and other assets held by the Fund that operate on distributed ledger/blockchain technology can only be transferred by the person holding both the public and private keys to the digital wallet in which the asset is held. The Fund’s Crypto Custodian that custody’s the Fund’s digital assets are in control of the private keys for each of the Fund’s digital wallets. In the event such custodian loses sole control of the private keys (e.g., through a data breach or hack), the Fund’s digital assets held by such custodian could be lost. The Fund’s custodian uses hardware security modules (HSMs) as part of their security architecture. An HSM is a specialized device that can generate and hold private keys securely and can use those keys to sign and approve transactions. The HSMs’ custom logic verifies that all sensitive requests (withdrawals, policy changes, new user additions, etc.) are approved by a valid quorum of client users and also approved by the custodian, and they provide on-demand private key accessibility.

Foreign Securities Risk. To the extent the Fund invests in securities of foreign ETFs, such investments may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Indirect Investment Risk. Neither the Reference Asset nor the OKX Ecosystem are affiliated with the Trust, the Fund, or the Adviser, or any affiliates thereof and are not involved with this offering in any way, and have no obligation to consider the Fund in taking any actions that might affect the value of the Fund. None of the Trust, the Fund, the Adviser, or any affiliate are responsible for the performance of the Reference Asset and make no representation as to the performance of the Reference Asset. Investing in the Fund is not equivalent to investing in the Reference Asset.

Non-Correlation Risk. The performance of the fund will not, and is not intended to, correlate exactly to the performance of the Reference Asset and will vary somewhat due to factors such as fees and expenses of the Fund and the Reference ETFs, transaction costs, regulatory restrictions, and active management of the Fund’s portfolio.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in OKB (or any other digital asset) or derivatives based upon OKB (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Asset through investments in the OKB Subsidiary, which is intended to provide the Fund with exposure to OKB returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the OKB Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to OKB returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes and not curing such failure could have adverse consequences for the Fund and its shareholders, including that both the income of the Fund and dividends paid to its shareholders would be subject to U.S. federal income tax and that such taxes applied at the Fund level would correspondingly reduce the NAV of the Fund. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

PERFORMANCE HISTORY

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at [(844) 802-4004].

INVESTMENT ADVISER

REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Matthew Pelletier, Lead Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

Matthew Holcomb, Senior Vice President, Senior Trader and Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

PURCHASE AND SALE OF FUND SHARES

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange (i.e., Cboe BZX Exchange, Inc.). The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.rexshares.com.

TAX INFORMATION

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangements generally will be taxed.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (e.g., a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – REX-OSPREYTM SEI + STAKING ETF

INVESTMENT OBJECTIVE

REX-OspreyTM SEI + Staking ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of SEI (“SEI” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1) Distribution (12b-1) and Service Fees	[ ]% 0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%
(1)	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are estimated for the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
REX-OspreyTM SEI + Staking ETF	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other assets (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has recently commenced operations and therefore does not have any portfolio turnover information available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Reference Asset and other assets that provide exposure to the Reference Asset. The Fund will invest directly or through the REX-OspreyTM SEI Subsidiary, which is described more fully below. Although the Fund seeks returns equal to 1x of the Reference Asset, the Fund’s performance will not replicate the performance of the Reference Asset (i.e., the Fund’s returns may not, be the same as the Reference Asset, due to staking rewards, trading and other expenses, but will generally be in the same direction in a positive or negative manner).

The Fund will invest in and hold SEI. SEI is a cryptocurrency that was introduced in August 2023, and quickly developed its own online community, reaching a peak market capitalization of over US$__________ on ___________. As of ____________, the market capitalization of SEI was $______________.

The Fund seeks to invest a majority of its assets directly in the Reference Asset and seeks to stake (as described below) its holdings in the Reference Asset. The Fund will invest at least 40% of its assets in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. ETPs (“non-US ETPs”), which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to the Reference Asset (such ETFs, ETPs, and non-US ETPs, “Reference ETFs”). Reference ETFs in which the Fund may invest include Reference ETFs that are sponsored by an affiliate of the Advisor. The majority of the ETFs in which the Fund will invest will be domiciled outside of the United States and listed on non-U.S. exchanges. The non-U.S. ETFs in which the Fund may invest are domiciled in Canada and/or Europe and are listed and available for sale in various jurisdictions in Europe (such as Austria, Belgium, Denmark, Finland, France, Germany, Italy, Ireland, Luxembourg, Netherlands, Norway, Poland, Spain, Sweden, and Switzerland). Where available, the Fund will invest in the USD share class of the applicable non-U.S. ETF. The Fund will allocate portfolio assets to one or more of the following Reference ETFs at any one time, although this list may change over time:

Reference ETF	Exchange	Ticker Symbol
CoinShares Physical Staked Sei	Switzerland	CSEI
Valour Sei SEK	Sweden	VALOUR SEI SEK

The Fund will also seek to generate income and capital appreciation through staking the Reference Asset. Generally, staking means that the holder of the Reference Asset will agree to lock up the Reference Asset for it to be used in the SEI network’s delegated proof-of-stake validation process. In return, the holder will receive staking rewards in the form of the Reference Asset, which represent portions of the SEI network’s transaction fees and inflationary issuances. The Fund will direct its custodian that custodies the Reference Asset (the “Crypto Custodian”) to delegate an amount, as determined by the Adviser, of its Reference Asset holdings to a validator or validators. The Fund seeks to stake all its Reference Asset holdings, subject to the Adviser managing the Fund’s liquidity profile such that no more than 15% of the Fund’s net assets are deemed to be illiquid. Therefore, because the current unbonding period for staked SEI is 21 days, the Adviser anticipates under current conditions a portion of the Fund’s assets that are invested directly in SEI will be staked. The Fund also may earn staking rewards by investing in liquid staking protocols, which are staking protocols that issue a freely-tradeable digital token called a “Liquid Staking Token” (“LST”) that represents the Reference Asset staked with the staking protocol. LSTs permit the holder to receive the benefits of staking without the illiquidity of a locked-up Reference Asset. LSTs represent the amount of the Reference Asset transferred to the staking protocol to be staked, plus any amounts earned through staking rewards. In return, the Fund will participate in regular staking compensation payouts through either an increase in the “conversion rate” of the LST (Rewards-Bearing Tokens) (i.e., the value of the Reward-Bearing Token increases over time vs. the Reference Asset) or an increase in the balance of the LST (Rebasing Tokens) (i.e., the token attempts to keep a stable value vs. the Reference Asset but the token balance increases over time as rewards are accrued). The Fund can also sell LSTs for cash. Generally, there are no fees associated with LSTs, however there are fees associated with staking the underlying Reference Asset. Some staking protocols may charge a fee for unwrapping the LST. To enter or exit a position in LSTs, the Fund will either purchase or sell the LST or mint or redeem the LST in return for the representative amount of the Reference Asset. LSTs invested in by the Fund will be held at the Fund’s Crypto Custodian.

The Fund may direct the Crypto Custodian to use a particular validator or validators (including validators in which affiliates of the Adviser have a nominal ownership interest) to stake its Reference Asset holdings, but the staked Reference Assets will remain in the possession and control of the Crypto Custodian. Rewards, which will be paid in the Reference Asset and subject to any bonding or lock-up period, may be earned in connection with staking the Reference Asset. The Fund will pay the Crypto Custodian and validator or validators a fee for staking the Reference Asset. The Adviser, however, will take no portion of the rewards received from staking and will pass all rewards, minus any fees paid to the Crypto Custodian and validator or validators, to the Fund. To the extent the Fund uses a validator in which affiliates of the Adviser have a nominal ownership interest, such affiliates of the Adviser may receive indirect benefits through their partial ownership in the validator but will not directly receive any fees or rewards. The Fund may seek to gain exposure to the Reference Asset, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the REX-OspreyTM SEI + Staking (Cayman) Portfolio S.P. (i.e., the “SEI Subsidiary”). The SEI Subsidiary is wholly-owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the SEI Subsidiary. The SEI Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the SEI Subsidiary for purposes of determining compliance with: (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the SEI Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the SEI Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the SEI Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the SEI Subsidiary.

The Fund may engage in reverse repurchase agreements on government securities, investment grade corporate securities or similar transactions for leveraging purposes.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Sei Network and SEI

SEI is a digital asset that is created and transmitted through the operations of the Sei Network, a Layer-1 blockchain designed specifically for high-performance trading and decentralized finance (DeFi) applications. No single entity owns or operates the Sei Network, although its development was initiated by Sei Labs. Governance is increasingly decentralized, with SEI token holders able to participate in protocol governance decisions. The infrastructure of the Sei ecosystem is maintained by validators, developers, and users.

The Sei Network allows people to exchange tokens of value, called SEI, which are recorded on the blockchain. SEI can be used to pay transaction fees, secure the network through staking, and participate in governance. It can also be converted into fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or through peer-to-peer transactions. Beyond transfers, SEI is the native token that powers dApps, trading platforms, and decentralized exchanges built on the Sei blockchain.

Sei is built using the Cosmos SDK and is fully integrated with the Inter-Blockchain Communication (IBC) protocol, enabling interoperability with the broader Cosmos ecosystem. It is optimized for speed and efficiency, featuring sub-second transaction finality and high throughput to meet the demands of trading-focused applications. Sei also incorporates specialized features such as a native order-matching engine and transaction parallelization to support high-performance decentralized markets.

The Sei Network uses a Proof-of-Stake (“PoS”) consensus mechanism with Tendermint-based Byzantine Fault Tolerance (BFT). Validators secure the blockchain by producing blocks and validating transactions, while SEI holders can delegate tokens to validators to share in staking rewards. Governance decisions, such as upgrades or parameter adjustments, are also carried out by SEI holders through on-chain voting.

The Sei project was launched in 2022, with its mainnet going live in 2023. It was developed to address the limitations of existing Layer-1 blockchains in handling trading activity at scale, with Sei Labs continuing to contribute to research and development. Governance, however, has been progressively transitioning to the decentralized community of SEI token holders.

As of September 2025, there are approximately 6.1 billion SEI tokens in circulation, with a total capped supply of 10 billion SEI. SEI follows an inflationary issuance model, with rewards distributed to validators and delegators to secure the network, while transaction fees and other mechanisms can offset inflationary effects. SEI tokens are primarily used for staking, governance, paying transaction fees, and supporting decentralized applications on the Sei Network.

PRINCIPAL INVESTMENT RISKS

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

SEI Investing Risk. The Fund is subject to the risks of investing in SEI directly and indirectly through its investments in ETFs that obtain exposure to SEI and other assets that provide exposure to the Reference Asset. The market price for SEI is extremely volatile and will likely continue to be volatile. SEI is the native token of the Sei Network, a Layer-1 blockchain optimized for trading and designed to provide high throughput and low-latency execution. SEI is used to pay for transaction fees, secure the network through staking, and participate in governance by voting on protocol parameters and upgrades. Accordingly, the value of SEI is largely dependent on the acceptability and usage levels of the Sei Network and its ecosystem of decentralized exchanges (DEXs), trading applications, and other decentralized applications.

Factors contributing to the volatility of the price of SEI include, but are not limited to, the development and maintenance of the Sei Protocol, speculation and investor sentiment, forks or upgrades in the Sei Network, adoption of Sei by developers and exchanges, investment and trading activities of large investors, and demand for SEI to pay transaction fees and for staking. The price of SEI may also be affected by outages or closures of major digital asset trading platforms, validator downtime, smart contract exploits, or broader market disruptions. As with other digital assets, SEI may also be negatively impacted by malicious actors (e.g., hackers and fraudsters). The perception of Sei as a fast-execution blockchain for trading will affect demand, and its value may decline if competitors capture market share, the ecosystem fails to expand, or usage decreases. SEI may also fluctuate in line with broader cryptocurrency markets or subsets of the market, such as high-performance Layer-1 tokens.

Risks Related to the Regulation of SEI. Any final determination by a court that SEI or any other digital asset is a “security” or “commodity” may adversely affect the value of SEI and the value of the Fund’s shares, and, if SEI is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex and difficult to apply, and the outcome is uncertain. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC does not currently consider Bitcoin to be a security, but the status of many other digital assets, including SEI, remains unresolved. The SEC staff’s guidance regarding whether a digital asset is a security is not determinative or binding, and a court may reach a different conclusion.

The SEC has brought enforcement actions against issuers, promoters, and platforms involving digital assets under the theory that such assets were securities. Such enforcement actions create uncertainty for SEI and its market participants.

Whether a digital asset is a security under the federal securities laws depends on judicial interpretations of statutory terms such as “investment contract” and “note,” which courts analyze under the Howey and Reves tests. For many digital assets, including SEI, whether these tests are met is not definitively resolved, and substantial legal arguments may exist both in favor of and against classification. Adding to the complexity, courts and regulators have suggested that an asset’s classification may evolve over time as decentralization, governance, or token usage changes.

As part of determining whether SEI is a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s decisions in Howey and Reves), and reports, orders, press releases, public statements, and speeches by the SEC and its staff.

If a court or regulator ultimately determines that SEI is a security, the Advisor would not intend to permit the Fund to continue holding SEI in a way that would violate federal securities laws. If necessary, the Fund would either dissolve or seek to operate in compliance with such laws.

Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital assets industry. The trading prices of many digital assets/cryptocurrency, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

Staking Risk. When the Fund stakes SEI, the Reference Asset is subject to risks attendant to staking generally, such as illiquidity, reliance on third-party service providers, missed rewards, and validator problems or errors. Staking requires that the Fund lock up the staked SEI and may be subject to an unbonding period to unstake it, meaning that the Fund cannot sell or transfer the staked SEI during the time that it is staked and while it is being unbonded. During the unbonding period, the Fund remains subject to the market price volatility of SEI and may miss opportunities to sell during favorable market conditions.

Staking SEI may involve concentration risk among validators and infrastructure providers. Over-allocating to a limited number of validators increases exposure to downtime, slashing penalties, or collusion. Staked SEI is also subject to risks of validator compromise, network downtime or attacks, smart contract vulnerabilities, and custodian errors, any of which could result in the loss of principal or staking rewards.

Liquidity Risk. Staked SEI is subject to a protocol-defined unbonding period of approximately 21 days, during which it cannot be transferred, sold, or redelegated. Accordingly, staked SEI may not be sold within the typical settlement times of other assets, such as securities, and may be deemed illiquid or not highly liquid. The Adviser will manage the Fund’s portfolio assets to remain within applicable liquidity limits under the Fund’s liquidity risk management program, and will not have more than 15% of the Fund’s net assets in illiquid assets. As a result, the Fund may not be able to achieve its desired level of staking during certain periods.

In addition, some assets held by the Fund, including SEI, may be difficult to sell, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including but not limited to, an economic crisis, natural disasters, epidemics/pandemics, or new legislation and regulatory changes inside or outside the United States. Illiquid assets may also be difficult to value, especially in volatile conditions. If the Fund is forced to sell an illiquid asset at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that an asset deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Liquid Staking Token Risk. Liquid Staking Tokens held by the Fund are subject to risks associated with the price of the Liquid Staking Token and the risks associated with staking generally. The sale price of Liquid Staking Tokens is determined by the market and is not pegged or maintained by any protocol. Accordingly, although Liquid Staking Tokens are generally liquid, the market price of a Liquid Staking Token may differ from the value of the underlying Reference Asset and accumulated rewards, if any. This means that if the Fund needed to convert a Liquid Staking Token to cash to meet short-term liquidity needs (e.g., to meet AP redemption requests), it may be required to sell Liquid Staking Tokens into the market at a disadvantageous price compared to if the Fund were able to redeem or unwrap the Liquid Staking Token. In addition to price risk, Liquid Staking Tokens are also subject to the risk that a portion of the staked Reference Asset is slashed due to a validator breaking the rules of a network. Liquid Staking Tokens are also subject to the risk that the Fund’s custodian holding the staked Reference Asset is compromised or hacked and loses control of the private keys and the staked Reference Asset being lost. Liquid Staking Tokens are also subject to technological, coding, and smart contract risks in that the network and smart contract running the Liquid Staking Token protocol may be compromised in unforeseen ways. To the extent the Fund uses Liquid Staking Tokens, to mitigate against the risks of staking generally (e.g., illiquidity and market volatility), such mitigation efforts may not be successful or may not work as intended.

Reference Asset ETF Investing Risk. Issuer-specific attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Asset and the Fund’s investments in the ETFs will not perform exactly the same as the Fund’s direct investments in the Reference Asset. To the extent the Fund invests in a Reference ETF that is sponsored by an affiliate of the Adviser (“Sponsored Reference ETF”), such investments create potential conflicts of interest, including but not limited to: (i) the Adviser has an incentive to use the Sponsored Reference ETF to generate additional management fees for its affiliates; and (ii) the Adviser may have an incentive to allocate more of the Fund’s assets to the Sponsored Reference ETF in such a manner that would generate more fees for the affiliate. However, the Adviser will still seek to invest as much of the Fund’s portfolio assets into the Reference Asset directly rather than through a Reference ETF provided that the Fund will always have at least 40% of its assets in securities. In addition, the Adviser generally will only invest in the Sponsored Reference ETF if such Sponsored Reference ETF’s expenses are lower than other available options and such investment is in the best interests of the Fund and its shareholders. The following is a summary of risk factors related to the ETFs that invest in the Reference Asset as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in Reference Assets has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Assets, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Reference Assets, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power or the staked asset. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from validators or miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to the Digital Asset Platforms

●	The value of the Shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of users and miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

●	The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Reference Asset blockchain can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contracts platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by The Fund.

●	The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the SEI Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The SEI Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the SEI Subsidiary, will not have all the protections offered to investors in registered investment companies.

Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Concentration Risk. The Fund’s assets will be concentrated in the sector or sectors or industry or group of industries that are assigned to the Reference Asset, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Cyber Security Risk. The Fund and its service providers, such as the custodian, are susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund and its service providers to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss, including loss of the Reference Asset. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Custodian Risk. The Reference Asset and other assets held by the Fund that operate on distributed ledger/blockchain technology can only be transferred by the person holding both the public and private keys to the digital wallet in which the asset is held. The Fund’s custodians that custodies the Fund’s digital assets is in control of the private keys for each of the Fund’s digital wallets. In the event such custodian loses sole control of the private keys (e.g., through a data breach or hack), the Fund’s digital assets held by such custodian could be lost.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, they may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Indirect Investment Risk. Neither the Reference Asset nor the SEI Network are affiliated with the Trust, the Fund, or the Adviser, or any affiliates thereof and are not involved with this offering in any way, and have no obligation to consider the Fund in taking any actions that might affect the value of the Fund. None of the Trust, the Fund, the Adviser, or any affiliate are responsible for the performance of the Reference Asset and make no representation as to the performance of the Reference Asset. Investing in the Fund is not equivalent to investing in the Reference Asset. The Fund’s performance is not intended to, nor will it, track the performance of the Reference Asset.

Non-Correlation Risk. The performance of the fund will not, and is not intended to, correlate exactly to the performance of the Reference Asset and will vary somewhat due to factors such as fees and expenses of the Fund, transaction costs, regulatory restrictions, and active management of the Fund’s portfolio.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in-kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in SEI (or any other digital asset) or derivatives based upon SEI (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Asset through investments in the SEI Subsidiary, which is intended to provide the Fund with exposure to SEI returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the SEI Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to SEI returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

PERFORMANCE HISTORY

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

INVESTMENT ADVISER

REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Matthew Pelletier, Lead Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

Matthew Holcomb, Senior Vice President, Senior Trader and Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

PURCHASE AND SALE OF FUND SHARES

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of cash, although the Fund reserves the right to issue Creation Units in exchange for the deposit or delivery of a combination of in-kind assets and cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange (i.e., Cboe BZX Exchange, Inc.). The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.rexshares.com.

TAX INFORMATION

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangements generally will be taxed.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (e.g., a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – REX-OSPREYTM SUI + STAKING ETF

INVESTMENT OBJECTIVE

REX-OspreyTM SUI + Staking ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of SUI (“SUI” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1) Distribution (12b-1) and Service Fees	[ ]% 0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%
(1)	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are estimated for the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
REX-OspreyTM SUI + Staking ETF	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other assets (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has recently commenced operations and therefore does not have any portfolio turnover information available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Reference Asset and other assets that provide exposure to the Reference Asset. The Fund will invest directly or through the REX-OspreyTM SUI Subsidiary, which is described more fully below. Although the Fund seeks returns equal to 1x of the Reference Asset, the Fund’s performance will not replicate the performance of the Reference Asset (i.e., the Fund’s returns may not, be the same as the Reference Asset, due to staking rewards, trading and other expenses, but will generally be in the same direction in a positive or negative manner).

The Fund will invest in and hold SUI. SUI is a cryptocurrency that was introduced in May 2023, and quickly developed its own online community, reaching a peak market capitalization of over US$__________ on ___________. As of ____________, the market capitalization of SUI was $______________.

The Fund seeks to invest a majority of its assets directly in the Reference Asset and seeks to stake (as described below) its holdings in the Reference Asset. The Fund will invest at least 40% of its assets in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. ETPs (“non-US ETPs”), which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to the Reference Asset (such ETFs, ETPs, and non-US ETPs, “Reference ETFs”). Reference ETFs in which the Fund may invest include Reference ETFs that are sponsored by an affiliate of the Advisor. The majority of the ETFs in which the Fund will invest will be domiciled outside of the United States and listed on non-U.S. exchanges. The non-U.S. ETFs in which the Fund may invest are domiciled in Canada and/or Europe and are listed and available for sale in various jurisdictions in Europe (such as Austria, Belgium, Denmark, Finland, France, Germany, Italy, Ireland, Luxembourg, Netherlands, Norway, Poland, Spain, Sweden, and Switzerland). Where available, the Fund will invest in the USD share class of the applicable non-U.S. ETF. The Fund will allocate portfolio assets to one or more of the following Reference ETFs at any one time, although this list may change over time:

Reference ETF	Exchange	Ticker Symbol
21Shares Sui Staking ETP	Switzerland	ASUI
VanEck Sui ETN	Netherlands	VSUI
Valour Sui SEK	Sweden	2500816D

The Fund will also seek to generate income and capital appreciation through staking the Reference Asset. Generally, staking means that the holder of the Reference Asset will agree to lock up the Reference Asset for it to be used in the SUI network’s delegated proof-of-stake validation process. In return, the holder will receive staking rewards in the form of the Reference Asset, which represent portions of the SUI network’s transaction fees and inflationary issuances. The Fund will direct its custodian that custodies the Reference Asset (the “Crypto Custodian”) to delegate an amount, as determined by the Adviser, of its Reference Asset holdings to a validator or validators. The Fund seeks to stake all its Reference Asset holdings, subject to the Adviser managing the Fund’s liquidity profile such that no more than 15% of the Fund’s net assets are deemed to be illiquid. Therefore, because the current unbonding period for staked SUI is generally less than a day, the Adviser anticipates under current conditions a significant amount of the Fund’s assets that are invested directly in SUI will be staked. The Fund also may earn staking rewards by investing in liquid staking protocols, which are staking protocols that issue a freely-tradeable digital token called a “Liquid Staking Token” (“LST”) that represents the Reference Asset staked with the staking protocol. LSTs permit the holder to receive the benefits of staking without the illiquidity of a locked-up Reference Asset. LSTs represent the amount of the Reference Asset transferred to the staking protocol to be staked, plus any amounts earned through staking rewards. In return, the Fund will participate in regular staking compensation payouts through either an increase in the “conversion rate” of the LST (Rewards-Bearing Tokens) (i.e., the value of the Reward-Bearing Token increases over time vs. the Reference Asset) or an increase in the balance of the LST (Rebasing Tokens) (i.e., the token attempts to keep a stable value vs. the Reference Asset but the token balance increases over time as rewards are accrued). The Fund can also sell LSTs for cash. Generally, there are no fees associated with LSTs, however there are fees associated with staking the underlying Reference Asset. Some staking protocols may charge a fee for unwrapping the LST. To enter or exit a position in LSTs, the Fund will either purchase or sell the LST or mint or redeem the LST in return for the representative amount of the Reference Asset. LSTs invested in by the Fund will be held at the Fund’s Crypto Custodian.

The Fund may direct the Crypto Custodian to use a particular validator or validators (including validators in which affiliates of the Adviser have a nominal ownership interest) to stake its Reference Asset holdings, but the staked Reference Assets will remain in the possession and control of the Crypto Custodian. Rewards, which will be paid in the Reference Asset and subject to any bonding or lock-up period, may be earned in connection with staking the Reference Asset. The Fund will pay the Crypto Custodian and validator or validators a fee for staking the Reference Asset. The Adviser, however, will take no portion of the rewards received from staking and will pass all rewards, minus any fees paid to the Crypto Custodian and validator or validators, to the Fund. To the extent the Fund uses a validator in which affiliates of the Adviser have a nominal ownership interest, such affiliates of the Adviser may receive indirect benefits through their partial ownership in the validator but will not directly receive any fees or rewards. The Fund may seek to gain exposure to the Reference Asset, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the REX-OspreyTM SUI + Staking (Cayman) Portfolio S.P. (i.e., the “SUI Subsidiary”). The SUI Subsidiary is wholly-owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the SUI Subsidiary. The SUI Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the SUI Subsidiary for purposes of determining compliance with: (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the SUI Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the SUI Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the SUI Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the SUI Subsidiary.

The Fund may engage in reverse repurchase agreements on government securities, investment grade corporate securities or similar transactions for leveraging purposes.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Sui Network and SUI

SUI is a digital asset that is created and transmitted through the operations of the peer-to-peer Sui Network, a decentralized Layer-1 blockchain designed for scalability, low latency, and broad Web3 adoption. No single entity owns or operates the Sui Network, although its development was initiated by Mysten Labs, founded by former Meta (Diem) engineers. Governance of the protocol is increasingly decentralized, with SUI token holders participating in on-chain governance and ecosystem decisions. The infrastructure of the Sui Network is maintained by validators, developers, and users.

The Sui Network allows people to exchange tokens of value, called SUI, which are recorded on its blockchain ledger. SUI can be used to pay for transaction fees, secure the network through staking, and participate in governance. It can also be converted into fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or through peer-to-peer transactions. Beyond payments, SUI supports decentralized applications (dApps), gaming, NFTs, and complex digital asset ownership models.

Sui is distinct in its use of the Move programming language, originally designed for the Diem project, and its innovative object-based data model. This design allows parallel execution of transactions, meaning independent transactions can be processed simultaneously rather than sequentially, significantly increasing throughput and reducing latency. This makes Sui particularly well-suited for high-volume applications such as gaming, finance, and real-time dApps.

The Sui Network uses a Proof-of-Stake (“PoS”) consensus mechanism. Validators secure the network by producing blocks and confirming transactions, while SUI token holders may delegate their tokens to validators in exchange for a share of staking rewards. A notable feature of Sui is its ability to handle “simple” transactions without full consensus through a fast-path process, while more complex interactions still use Byzantine Fault Tolerant (BFT) consensus for finality.

Sui was launched in May 2023, with Mysten Labs continuing to provide core development while governance transitions toward token holders and the broader community. Its emphasis on scalability and user-friendly developer tools positions it as a competitor to other high-performance Layer-1 platforms.

As of September 2025, there are approximately 3.5 billion SUI tokens in circulation, out of a maximum capped supply of 10 billion SUI. The token supply is distributed among community programs, validators, the Sui Foundation, investors, and Mysten Labs, with structured vesting schedules. SUI tokens are primarily used for paying transaction fees, staking to secure the network, participating in governance, and powering decentralized applications across the Sui ecosystem.

PRINCIPAL INVESTMENT RISKS

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

SUI Investing Risk. The Fund is subject to the risks of investing in SUI directly and indirectly through its investments in ETFs that obtain exposure to SUI and other assets that provide exposure to the Reference Asset. The market price for SUI is extremely volatile and will likely continue to be volatile. SUI is the native token of the Sui Network, a Layer-1 blockchain built for scalability, high throughput, and low-latency execution of decentralized applications. SUI is used to pay for transaction fees, secure the network through staking, and participate in governance by voting on protocol upgrades and economic parameters. Accordingly, the value of SUI is largely dependent on the acceptability and usage levels of the Sui Network, its developer adoption, and the growth of applications built on its object-centric architecture.

Factors contributing to the volatility of the price of SUI include, but are not limited to: the development and maintenance of the Sui Protocol, forks or upgrades to the network, speculation and investor sentiment around SUI and other Layer-1 assets, the activity of large holders or validators, and demand for SUI to pay gas fees and secure the network. The price of SUI may also be affected by outages or closures of major digital asset trading platforms, validator downtime, smart contract exploits, or broader market disruptions. As with other digital assets, SUI’s price can also be impacted by malicious actors (e.g., hackers and fraudsters). The perception of Sui’s technology and scalability will affect demand, and its value may decline if adoption by developers or users slows or if competing blockchains achieve greater traction.

Risks Related to the Regulation of SUI. Any final determination by a court that SUI or any other digital asset is a “security” or “commodity” may adversely affect the value of SUI and the value of the Fund’s shares, and, if SUI is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex and difficult to apply, and the outcome is uncertain. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC does not currently consider Bitcoin to be a security, but the status of many other digital assets, including SUI, remains unresolved. The SEC staff’s guidance regarding whether a digital asset is a security is not determinative or binding, and a court may reach a different conclusion.

The SEC has brought enforcement actions against issuers, promoters, and trading platforms involving digital assets under the theory that such assets were securities. Such enforcement actions create uncertainty for SUI and its market participants.

Whether a digital asset is a security under the federal securities laws depends on judicial interpretations of statutory terms such as “investment contract” and “note,” which courts analyze under the Howey and Reves tests. For many digital assets, including SUI, whether these tests are met is not definitively resolved, and substantial legal arguments may exist both in favor of and against classification. Adding to the complexity, courts and regulators have suggested that an asset’s classification may evolve over time as decentralization, governance, or usage changes.

As part of determining whether SUI is a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s decisions in Howey and Reves), and reports, orders, press releases, public statements, and speeches by the SEC and its staff.

If a court or regulator ultimately determines that SUI is a security, the Advisor would not intend to permit the Fund to continue holding SUI in a way that would violate federal securities laws. If necessary, the Fund would either dissolve or seek to operate in compliance with such laws.

Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital assets industry. The trading prices of many digital assets/cryptocurrency, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

Staking Risk. When the Fund stakes SUI, the Reference Asset is subject to risks attendant to staking generally, such as illiquidity, reliance on third-party service providers, missed rewards, and validator problems or errors. Staking requires that the Fund lock up the staked SUI and may be subject to an unbonding period to unstake it, meaning that the Fund cannot sell or transfer the staked SUI during the staking and unbonding process. During the unbonding period, the Fund remains subject to the market price volatility of SUI and may miss opportunities to sell during favorable market conditions.

Staking SUI may involve concentration risk among validators and infrastructure providers. Over-allocating to a limited number of validators increases the risks of downtime, slashing penalties, or collusion. Staked SUI is also subject to risks of validator compromise, security breaches, network downtime or attacks, smart contract vulnerabilities, and custodian errors, any of which could result in a loss of principal or staking rewards.

Liquidity Risk. Staked SUI is subject to a protocol-defined unbonding period of approximately 24 hours, corresponding to the completion of an epoch. Accordingly, staked SUI may not be sold within the typical settlement times of other assets, such as securities, and may be deemed illiquid or not highly liquid. The Adviser will manage the Fund’s portfolio assets to remain within applicable liquidity limits under the Fund’s liquidity risk management program, and will not have more than 15% of the Fund’s net assets in illiquid assets. As a result, the Fund may not be able to achieve its desired level of staking during certain periods.

In addition, some assets held by the Fund, including SUI, may be difficult to sell, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including but not limited to, an economic crisis, natural disasters, epidemics/pandemics, or new legislation and regulatory changes inside or outside the United States. Illiquid assets may also be difficult to value, especially in volatile conditions. If the Fund is forced to sell an illiquid asset at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that an asset deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Liquid Staking Token Risk. Liquid Staking Tokens held by the Fund are subject to risks associated with the price of the Liquid Staking Token and the risks associated with staking generally. The sale price of Liquid Staking Tokens is determined by the market and is not pegged or maintained by any protocol. Accordingly, although Liquid Staking Tokens are generally liquid, the market price of a Liquid Staking Token may differ from the value of the underlying Reference Asset and accumulated rewards, if any. This means that if the Fund needed to convert a Liquid Staking Token to cash to meet short-term liquidity needs (e.g., to meet AP redemption requests), it may be required to sell Liquid Staking Tokens into the market at a disadvantageous price compared to if the Fund were able to redeem or unwrap the Liquid Staking Token. In addition to price risk, Liquid Staking Tokens are also subject to the risk that a portion of the staked Reference Asset is slashed due to a validator breaking the rules of a network. Liquid Staking Tokens are also subject to the risk that the Fund’s custodian holding the staked Reference Asset is compromised or hacked and loses control of the private keys and the staked Reference Asset being lost. Liquid Staking Tokens are also subject to technological, coding, and smart contract risks in that the network and smart contract running the Liquid Staking Token protocol may be compromised in unforeseen ways. To the extent the Fund uses Liquid Staking Tokens, to mitigate against the risks of staking generally (e.g., illiquidity and market volatility), such mitigation efforts may not be successful or may not work as intended.

Reference Asset ETF Investing Risk. Issuer-specific attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Asset and the Fund’s investments in the ETFs will not perform exactly the same as the Fund’s direct investments in the Reference Asset. To the extent the Fund invests in a Reference ETF that is sponsored by an affiliate of the Adviser (“Sponsored Reference ETF”), such investments create potential conflicts of interest, including but not limited to: (i) the Adviser has an incentive to use the Sponsored Reference ETF to generate additional management fees for its affiliates; and (ii) the Adviser may have an incentive to allocate more of the Fund’s assets to the Sponsored Reference ETF in such a manner that would generate more fees for the affiliate. However, the Adviser will still seek to invest as much of the Fund’s portfolio assets into the Reference Asset directly rather than through a Reference ETF provided that the Fund will always have at least 40% of its assets in securities. In addition, the Adviser generally will only invest in the Sponsored Reference ETF if such Sponsored Reference ETF’s expenses are lower than other available options and such investment is in the best interests of the Fund and its shareholders. The following is a summary of risk factors related to the ETFs that invest in the Reference Asset as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in Reference Assets has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Assets, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Reference Assets, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset SUI may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power or the staked asset. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from validators or miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to the Digital Asset Platforms

●	The value of the Shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of users and miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

●	The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Reference Asset blockchain can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contracts platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by The Fund.

●	The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the SUI Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The SUI Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the SUI Subsidiary, will not have all the protections offered to investors in registered investment companies.

Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Concentration Risk. The Fund’s assets will be concentrated in the sector or sectors or industry or group of industries that are assigned to the Reference Asset, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Cyber Security Risk. The Fund and its service providers, such as the custodian, are susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund and its service providers to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss, including loss of the Reference Asset. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Custodian Risk. The Reference Asset and other assets held by the Fund that operate on distributed ledger/blockchain technology can only be transferred by the person holding both the public and private keys to the digital wallet in which the asset is held. The Fund’s custodians that custodies the Fund’s digital assets is in control of the private keys for each of the Fund’s digital wallets. In the event such custodian loses sole control of the private keys (e.g., through a data breach or hack), the Fund’s digital assets held by such custodian could be lost.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, they may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Indirect Investment Risk. Neither the Reference Asset nor the SUI Network are affiliated with the Trust, the Fund, or the Adviser, or any affiliates thereof and are not involved with this offering in any way, and have no obligation to consider the Fund in taking any actions that might affect the value of the Fund. None of the Trust, the Fund, the Adviser, or any affiliate are responsible for the performance of the Reference Asset and make no representation as to the performance of the Reference Asset. Investing in the Fund is not equivalent to investing in the Reference Asset. The Fund’s performance is not intended to, nor will it, track the performance of the Reference Asset.

Non-Correlation Risk. The performance of the fund will not, and is not intended to, correlate exactly to the performance of the Reference Asset and will vary somewhat due to factors such as fees and expenses of the Fund, transaction costs, regulatory restrictions, and active management of the Fund’s portfolio.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in-kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in SUI (or any other digital asset) or derivatives based upon SUI (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Asset through investments in the SUI Subsidiary, which is intended to provide the Fund with exposure to SUI returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the SUI Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to SUI returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

PERFORMANCE HISTORY

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

INVESTMENT ADVISER

REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Matthew Pelletier, Lead Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

Matthew Holcomb, Senior Vice President, Senior Trader and Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

PURCHASE AND SALE OF FUND SHARES

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of cash, although the Fund reserves the right to issue Creation Units in exchange for the deposit or delivery of a combination of in-kind assets and cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange (i.e., Cboe BZX Exchange, Inc.). The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.rexshares.com.

TAX INFORMATION

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangements generally will be taxed.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (e.g., a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – REX-OSPREYTM TAO + STAKING ETF

INVESTMENT OBJECTIVE

REX-OspreyTM TAO + Staking ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of TAO (“TAO” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1) Distribution (12b-1) and Service Fees	[ ]% 0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%
(1)	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are estimated for the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
REX-OspreyTM TAO + Staking ETF	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other assets (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has recently commenced operations and therefore does not have any portfolio turnover information available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Reference Asset and other assets that provide exposure to the Reference Asset. The Fund will invest directly or through the REX-OspreyTM TAO Subsidiary, which is described more fully below. Although the Fund seeks returns equal to 1x of the Reference Asset, the Fund’s performance will not replicate the performance of the Reference Asset (i.e., the Fund’s returns may not, be the same as the Reference Asset, due to staking rewards, trading and other expenses, but will generally be in the same direction in a positive or negative manner).

The Fund will invest in and hold TAO. TAO is a cryptocurrency that was introduced in January 2021, and quickly developed its own online community, reaching a peak market capitalization of over US$__________ on ___________. As of ____________, the market capitalization of TAO was $______________.

The Fund seeks to invest a majority of its assets directly in the Reference Asset and seeks to stake (as described below) its holdings in the Reference Asset. The Fund will invest at least 40% of its assets in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. ETPs (“non-US ETPs”), which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to the Reference Asset (such ETFs, ETPs, and non-US ETPs, “Reference ETFs”). Reference ETFs in which the Fund may invest include Reference ETFs that are sponsored by an affiliate of the Advisor. The majority of the ETFs in which the Fund will invest will be domiciled outside of the United States and listed on non-U.S. exchanges. The non-U.S. ETFs in which the Fund may invest are domiciled in Canada and/or Europe and are listed and available for sale in various jurisdictions in Europe (such as Austria, Belgium, Denmark, Finland, France, Germany, Italy, Ireland, Luxembourg, Netherlands, Norway, Poland, Spain, Sweden, and Switzerland). Where available, the Fund will invest in the USD share class of the applicable non-U.S. ETF. The Fund will allocate portfolio assets to one or more of the following Reference ETFs at any one time, although this list may change over time:

Reference ETF	Exchange	Ticker Symbol
Valour Bittensor SEK	Sweden	2505795D

The Fund will also seek to generate income and capital appreciation through staking the Reference Asset. Generally, staking means that the holder of the Reference Asset will agree to lock up the Reference Asset for it to be used in the Bittensor network’s delegated proof-of-stake validation process. In return, the holder will receive staking rewards in the form of the Reference Asset, which represent portions of the Bittensor network’s transaction fees and inflationary issuances. The Fund will direct its custodian that custodies the Reference Asset (the “Crypto Custodian”) to delegate an amount, as determined by the Adviser, of its Reference Asset holdings to a validator or validators. The Fund seeks to stake all its Reference Asset holdings, subject to the Adviser managing the Fund’s liquidity profile such that no more than 15% of the Fund’s net assets are deemed to be illiquid. Therefore, because the current unbonding period for staked TAO is anywhere from a few hours to a few days, the Adviser anticipates under current conditions a significant amount of the Fund’s assets that are invested directly in TAO will be staked. The Fund also may earn staking rewards by investing in liquid staking protocols, which are staking protocols that issue a freely-tradeable digital token called a “Liquid Staking Token” (“LST”) that represents the Reference Asset staked with the staking protocol. LSTs permit the holder to receive the benefits of staking without the illiquidity of a locked-up Reference Asset. LSTs represent the amount of the Reference Asset transferred to the staking protocol to be staked, plus any amounts earned through staking rewards. In return, the Fund will participate in regular staking compensation payouts through either an increase in the “conversion rate” of the LST (Rewards-Bearing Tokens) (i.e., the value of the Reward-Bearing Token increases over time vs. the Reference Asset) or an increase in the balance of the LST (Rebasing Tokens) (i.e., the token attempts to keep a stable value vs. the Reference Asset but the token balance increases over time as rewards are accrued). The Fund can also sell LSTs for cash. Generally, there are no fees associated with LSTs, however there are fees associated with staking the underlying Reference Asset. Some staking protocols may charge a fee for unwrapping the LST. To enter or exit a position in LSTs, the Fund will either purchase or sell the LST or mint or redeem the LST in return for the representative amount of the Reference Asset. LSTs invested in by the Fund will be held at the Fund’s Crypto Custodian.

The Fund may direct the Crypto Custodian to use a particular validator or validators (including validators in which affiliates of the Adviser have a nominal ownership interest) to stake its Reference Asset holdings, but the staked Reference Assets will remain in the possession and control of the Crypto Custodian. Rewards, which will be paid in the Reference Asset and subject to any bonding or lock-up period, may be earned in connection with staking the Reference Asset. The Fund will pay the Crypto Custodian and validator or validators a fee for staking the Reference Asset. The Adviser, however, will take no portion of the rewards received from staking and will pass all rewards, minus any fees paid to the Crypto Custodian and validator or validators, to the Fund. To the extent the Fund uses a validator in which affiliates of the Adviser have a nominal ownership interest, such affiliates of the Adviser may receive indirect benefits through their partial ownership in the validator but will not directly receive any fees or rewards. The Fund may seek to gain exposure to the Reference Asset, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the REX-OspreyTM TAO + Staking (Cayman) Portfolio S.P. (i.e., the “TAO Subsidiary”). The TAO Subsidiary is wholly-owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the TAO Subsidiary. The TAO Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the TAO Subsidiary for purposes of determining compliance with: (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the TAO Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the TAO Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the TAO Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the TAO Subsidiary.

The Fund may engage in reverse repurchase agreements on government securities, investment grade corporate securities or similar transactions for leveraging purposes.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Bittensor Network and TAO

TAO is a digital asset that is created and transmitted through the operations of the Bittensor Network, a decentralized protocol designed to build an open marketplace for artificial intelligence (AI) and machine learning models. No single entity owns or operates the Bittensor Network, although its development was initiated by the Opentensor Foundation. Governance is community-driven, with TAO token holders able to participate in proposals and on-chain governance decisions. The infrastructure of the Bittensor ecosystem is maintained by validators (called “miners”), developers, and users who provide or consume machine learning services.

The Bittensor Network allows people to exchange tokens of value, called TAO, which are recorded on its blockchain. TAO is used to incentivize participants who contribute computational resources and machine learning models to the network. TAO can also be used to pay for access to AI services, participate in governance, or be converted into fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or through peer-to-peer transactions.

The core innovation of Bittensor is its design as a decentralized AI marketplace, where miners contribute machine learning outputs and are rewarded in TAO based on the value their models provide to the network. This creates an open and competitive environment for AI development, contrasting with centralized AI systems controlled by single organizations.

The Bittensor Network uses a Proof-of-Stake (“PoS”) consensus mechanism combined with a novel incentive layer for AI contributions. Validators secure the network by producing blocks and validating transactions, while miners compete to provide useful AI outputs. TAO holders can stake tokens to participate in consensus, governance, and network security.

Bittensor was launched in 2021 and has since grown into one of the leading decentralized AI-focused blockchain protocols. Its mission is to create an open and permissionless AI ecosystem where innovation and value are distributed across participants rather than centralized institutions. The Opentensor Foundation continues to support development, but governance is progressively shifting to TAO token holders.

As of September 2025, there are approximately 9.6 million TAO tokens in circulation, out of a maximum capped supply of 21 million TAO. TAO follows a capped-supply model similar to Bitcoin, with issuance rates decreasing over time. TAO tokens are primarily used to pay for AI services, incentivize contributors of machine learning models, secure the network through staking, and participate in governance of the Bittensor ecosystem.

PRINCIPAL INVESTMENT RISKS

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

TAO Investing Risk. The Fund is subject to the risks of investing in TAO directly and indirectly through its investments in ETFs that obtain exposure to TAO and other assets that provide exposure to the Reference Asset. The market price for TAO is extremely volatile and will likely continue to be volatile. TAO is the native token of the Bittensor Network, a decentralized protocol designed to create a marketplace for artificial intelligence (AI) and machine learning models. TAO is used to pay for network services, secure the network through staking, and participate in governance decisions. Accordingly, the value of TAO is largely dependent on the acceptability and usage levels of the Bittensor Network, adoption by AI developers and users, and the growth of applications leveraging the protocol.

Factors contributing to the volatility of the price of TAO include, but are not limited to, the development and maintenance of the Bittensor protocol, forks or upgrades to the network, speculation and investor sentiment around TAO and other AI-focused tokens, trading activity of large investors or validators, and demand for TAO within staking and governance. The price of TAO may also be affected by interruptions in service from or closures of digital asset trading platforms, validator downtime, cybersecurity events, or network attacks. As with other digital assets, TAO’s price can also be influenced by malicious actors (e.g., hackers and fraudsters). The perception of Bittensor as a viable decentralized AI marketplace is critical; if adoption slows or competing ecosystems capture market share, the demand and value of TAO may decline. TAO may also fluctuate in line with broader cryptocurrency or AI-related asset markets.

Risks Related to the Regulation of TAO. Any final determination by a court that TAO or any other digital asset is a “security” or “commodity” may adversely affect the value of TAO and the value of the Fund’s shares, and, if TAO is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex and difficult to apply, and the outcome is uncertain. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC does not currently consider Bitcoin to be a security, but the status of many other digital assets, including TAO, remains unresolved. The SEC staff’s guidance regarding whether a digital asset is a security is not determinative or binding, and a court may reach a different conclusion.

The SEC has brought enforcement actions against issuers, promoters, and platforms involving digital assets under the theory that such assets were securities. Such enforcement actions create uncertainty for TAO and its market participants.

Whether a digital asset is a security under the federal securities laws depends on judicial interpretations of statutory terms such as “investment contract” and “note,” which courts analyze under the Howey and Reves tests. For many digital assets, including TAO, whether these tests are met is not definitively resolved, and substantial legal arguments may exist both in favor of and against classification. Adding to the complexity, courts and regulators have suggested that an asset’s classification may evolve over time as governance, token usage, and network decentralization change.

As part of determining whether TAO is a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s decisions in Howey and Reves), and reports, orders, press releases, public statements, and speeches by the SEC and its staff.

If a court or regulator ultimately determines that TAO is a security, the Advisor would not intend to permit the Fund to continue holding TAO in a way that would violate federal securities laws. If necessary, the Fund would either dissolve or seek to operate in compliance with such laws.

Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital assets industry. The trading prices of many digital assets/cryptocurrency, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

Staking Risk. When the Fund stakes TAO, the Reference Asset is subject to risks attendant to staking generally, such as illiquidity, reliance on third-party service providers, missed rewards, and validator problems or errors. Staking requires that the Fund lock up the staked TAO and may be subject to an unbonding period to unstake it, meaning that the Fund cannot sell or transfer the staked TAO during the staking and unbonding process. During the unbonding period, the Fund remains subject to the market price volatility of TAO and may miss opportunities to sell during favorable market conditions.

Staking TAO may involve concentration risk among validators and infrastructure providers. Over-allocating to a limited number of validators increases exposure to downtime, slashing penalties, mismanagement, or collusion. Staked TAO is also subject to risks of validator compromise, network downtime or attacks, security breaches, or vulnerabilities in staking-related smart contracts, any of which could result in a loss of principal or staking rewards.

Liquidity Risk. Currently, the unbonding period for staked TAO is approximately a few hours to a few days, though this may vary depending on network conditions and validator practices. Accordingly, while staked TAO is generally liquid relative to many Proof-of-Stake assets, market conditions, exchange policies, or operational constraints may still limit the Fund’s ability to trade TAO promptly. The Adviser will manage the Fund’s portfolio assets to remain within applicable liquidity limits under the Fund’s liquidity risk management program, and will not have more than 15% of the Fund’s net assets in illiquid assets. As a result, the Fund may not be able to achieve its desired level of staking during certain periods.

In addition, some assets held by the Fund, including TAO, may be difficult to sell, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including but not limited to, an economic crisis, natural disasters, epidemics/pandemics, or new legislation and regulatory changes inside or outside the United States. Illiquid assets may also be difficult to value, especially in volatile conditions. If the Fund is forced to sell an illiquid asset at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that an asset deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Liquid Staking Token Risk. Liquid Staking Tokens held by the Fund are subject to risks associated with the price of the Liquid Staking Token and the risks associated with staking generally. The sale price of Liquid Staking Tokens is determined by the market and is not pegged or maintained by any protocol. Accordingly, although Liquid Staking Tokens are generally liquid, the market price of a Liquid Staking Token may differ from the value of the underlying Reference Asset and accumulated rewards, if any. This means that if the Fund needed to convert a Liquid Staking Token to cash to meet short-term liquidity needs (e.g., to meet AP redemption requests), it may be required to sell Liquid Staking Tokens into the market at a disadvantageous price compared to if the Fund were able to redeem or unwrap the Liquid Staking Token. In addition to price risk, Liquid Staking Tokens are also subject to the risk that a portion of the staked Reference Asset is slashed due to a validator breaking the rules of a network. Liquid Staking Tokens are also subject to the risk that the Fund’s custodian holding the staked Reference Asset is compromised or hacked and loses control of the private keys and the staked Reference Asset being lost. Liquid Staking Tokens are also subject to technological, coding, and smart contract risks in that the network and smart contract running the Liquid Staking Token protocol may be compromised in unforeseen ways. To the extent the Fund uses Liquid Staking Tokens, to mitigate against the risks of staking generally (e.g., illiquidity and market volatility), such mitigation efforts may not be successful or may not work as intended.

Reference Asset ETF Investing Risk. Issuer-specific attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Asset and the Fund’s investments in the ETFs will not perform exactly the same as the Fund’s direct investments in the Reference Asset. To the extent the Fund invests in a Reference ETF that is sponsored by an affiliate of the Adviser (“Sponsored Reference ETF”), such investments create potential conflicts of interest, including but not limited to: (i) the Adviser has an incentive to use the Sponsored Reference ETF to generate additional management fees for its affiliates; and (ii) the Adviser may have an incentive to allocate more of the Fund’s assets to the Sponsored Reference ETF in such a manner that would generate more fees for the affiliate. However, the Adviser will still seek to invest as much of the Fund’s portfolio assets into the Reference Asset directly rather than through a Reference ETF provided that the Fund will always have at least 40% of its assets in securities. In addition, the Adviser generally will only invest in the Sponsored Reference ETF if such Sponsored Reference ETF’s expenses are lower than other available options and such investment is in the best interests of the Fund and its shareholders. The following is a summary of risk factors related to the ETFs that invest in the Reference Asset as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in Reference Assets has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Assets, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Reference Assets, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power or the staked asset. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from validators or miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to the Digital Asset Platforms

●	The value of the Shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of users and miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

●	The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Reference Asset blockchain can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contracts platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by The Fund.

●	The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the TAO Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The TAO Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the TAO Subsidiary, will not have all the protections offered to investors in registered investment companies.

Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Concentration Risk. The Fund’s assets will be concentrated in the sector or sectors or industry or group of industries that are assigned to the Reference Asset, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Cyber Security Risk. The Fund and its service providers, such as the custodian, are susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund and its service providers to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss, including loss of the Reference Asset. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Custodian Risk. The Reference Asset and other assets held by the Fund that operate on distributed ledger/blockchain technology can only be transferred by the person holding both the public and private keys to the digital wallet in which the asset is held. The Fund’s custodians that custodies the Fund’s digital assets is in control of the private keys for each of the Fund’s digital wallets. In the event such custodian loses sole control of the private keys (e.g., through a data breach or hack), the Fund’s digital assets held by such custodian could be lost.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, they may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Indirect Investment Risk. Neither the Reference Asset nor the Bittensor Network are affiliated with the Trust, the Fund, or the Adviser, or any affiliates thereof and are not involved with this offering in any way, and have no obligation to consider the Fund in taking any actions that might affect the value of the Fund. None of the Trust, the Fund, the Adviser, or any affiliate are responsible for the performance of the Reference Asset and make no representation as to the performance of the Reference Asset. Investing in the Fund is not equivalent to investing in the Reference Asset. The Fund’s performance is not intended to, nor will it, track the performance of the Reference Asset.

Non-Correlation Risk. The performance of the fund will not, and is not intended to, correlate exactly to the performance of the Reference Asset and will vary somewhat due to factors such as fees and expenses of the Fund, transaction costs, regulatory restrictions, and active management of the Fund’s portfolio.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in-kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in TAO (or any other digital asset) or derivatives based upon TAO (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Asset through investments in the TAO Subsidiary, which is intended to provide the Fund with exposure to TAO returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the TAO Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to TAO returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

PERFORMANCE HISTORY

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

INVESTMENT ADVISER

REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Matthew Pelletier, Lead Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

Matthew Holcomb, Senior Vice President, Senior Trader and Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

PURCHASE AND SALE OF FUND SHARES

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of cash, although the Fund reserves the right to issue Creation Units in exchange for the deposit or delivery of a combination of in-kind assets and cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange (i.e., Cboe BZX Exchange, Inc.). The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.rexshares.com.

TAX INFORMATION

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangements generally will be taxed.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (e.g., a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – REX-OSPREYTM TRX + STAKING ETF

INVESTMENT OBJECTIVE

REX-OspreyTM TRX + Staking ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of TRX (“TRX” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1) Distribution (12b-1) and Service Fees	[ ]% 0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%
(1)	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are estimated for the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
REX-OspreyTM TRX + Staking ETF	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other assets (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has recently commenced operations and therefore does not have any portfolio turnover information available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Reference Asset and other assets that provide exposure to the Reference Asset. The Fund will invest directly or through the REX-OspreyTM TRX Subsidiary, which is described more fully below. Although the Fund seeks returns equal to 1x of the Reference Asset, the Fund’s performance will not replicate the performance of the Reference Asset (i.e., the Fund’s returns may not, be the same as the Reference Asset, due to staking rewards, trading and other expenses, but will generally be in the same direction in a positive or negative manner).

The Fund will invest in and hold TRX. TRX is a cryptocurrency that was introduced in September 2017, and quickly developed its own online community, reaching a peak market capitalization of over US$__________ on ___________. As of ____________, the market capitalization of TRX was $______________.

The Fund seeks to invest a majority of its assets directly in the Reference Asset and seeks to stake (as described below) its holdings in the Reference Asset. The Fund will invest at least 40% of its assets in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. ETPs (“non-US ETPs”), which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to the Reference Asset (such ETFs, ETPs, and non-US ETPs, “Reference ETFs”). Reference ETFs in which the Fund may invest include Reference ETFs that are sponsored by an affiliate of the Advisor. The majority of the ETFs in which the Fund will invest will be domiciled outside of the United States and listed on non-U.S. exchanges. The non-U.S. ETFs in which the Fund may invest are domiciled in Canada and/or Europe and are listed and available for sale in various jurisdictions in Europe (such as Austria, Belgium, Denmark, Finland, France, Germany, Italy, Ireland, Luxembourg, Netherlands, Norway, Poland, Spain, Sweden, and Switzerland). Where available, the Fund will invest in the USD share class of the applicable non-U.S. ETF. The Fund will allocate portfolio assets to one or more of the following Reference ETFs at any one time, although this list may change over time:

Reference ETF	Exchange	Ticker Symbol
VanEck TRON ETN	Netherlands	VTRX
Valour Tron TRX SEK	Sweden	2573551D

The Fund will also seek to generate income and capital appreciation through staking the Reference Asset. Generally, staking means that the holder of the Reference Asset will agree to lock up the Reference Asset for it to be used in the TRON network’s delegated proof-of-stake validation process. In return, the holder will receive staking rewards in the form of the Reference Asset, which represent portions of the TRON network’s transaction fees and inflationary issuances. The Fund will direct its custodian that custodies the Reference Asset (the “Crypto Custodian”) to delegate an amount, as determined by the Adviser, of its Reference Asset holdings to a validator or validators. The Fund seeks to stake all its Reference Asset holdings, subject to the Adviser managing the Fund’s liquidity profile such that no more than 15% of the Fund’s net assets are deemed to be illiquid. Therefore, because the current unbonding period for staked TRX is 14 days, the Adviser anticipates under current conditions a portion of the Fund’s assets that are invested directly in TRX will be staked. The Fund also may earn staking rewards by investing in liquid staking protocols, which are staking protocols that issue a freely-tradeable digital token called a “Liquid Staking Token” (“LST”) that represents the Reference Asset staked with the staking protocol. LSTs permit the holder to receive the benefits of staking without the illiquidity of a locked-up Reference Asset. LSTs represent the amount of the Reference Asset transferred to the staking protocol to be staked, plus any amounts earned through staking rewards. In return, the Fund will participate in regular staking compensation payouts through either an increase in the “conversion rate” of the LST (Rewards-Bearing Tokens) (i.e., the value of the Reward-Bearing Token increases over time vs. the Reference Asset) or an increase in the balance of the LST (Rebasing Tokens) (i.e., the token attempts to keep a stable value vs. the Reference Asset but the token balance increases over time as rewards are accrued). The Fund can also sell LSTs for cash. Generally, there are no fees associated with LSTs, however there are fees associated with staking the underlying Reference Asset. Some staking protocols may charge a fee for unwrapping the LST. To enter or exit a position in LSTs, the Fund will either purchase or sell the LST or mint or redeem the LST in return for the representative amount of the Reference Asset. LSTs invested in by the Fund will be held at the Fund’s Crypto Custodian.

The Fund may direct the Crypto Custodian to use a particular validator or validators (including validators in which affiliates of the Adviser have a nominal ownership interest) to stake its Reference Asset holdings, but the staked Reference Assets will remain in the possession and control of the Crypto Custodian. Rewards, which will be paid in the Reference Asset and subject to any bonding or lock-up period, may be earned in connection with staking the Reference Asset. The Fund will pay the Crypto Custodian and validator or validators a fee for staking the Reference Asset. The Adviser, however, will take no portion of the rewards received from staking and will pass all rewards, minus any fees paid to the Crypto Custodian and validator or validators, to the Fund. To the extent the Fund uses a validator in which affiliates of the Adviser have a nominal ownership interest, such affiliates of the Adviser may receive indirect benefits through their partial ownership in the validator but will not directly receive any fees or rewards. The Fund may seek to gain exposure to the Reference Asset, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the REX-OspreyTM TRX + Staking (Cayman) Portfolio S.P. (i.e., the “TRX Subsidiary”). The TRX Subsidiary is wholly-owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the TRX Subsidiary. The TRX Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the TRX Subsidiary for purposes of determining compliance with: (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the TRX Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the TRX Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the TRX Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the TRX Subsidiary.

The Fund may engage in reverse repurchase agreements on government securities, investment grade corporate securities or similar transactions for leveraging purposes.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The TRON Network and TRX

TRX is a digital asset that is created and transmitted through the operations of the peer-to-peer TRON Network, a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the TRON Network, although its development was originally initiated by the TRON Foundation and is now guided by the TRON DAO. The infrastructure of the TRON Network is collectively maintained by a decentralized user base. The TRON Network allows people to exchange tokens of value, called TRX, which are recorded on a public transaction ledger known as a blockchain. TRX can be used to pay for goods and services, including computational resources on the TRON Network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or in individual end-user-to-end-user transactions under a barter system. Furthermore, the TRON Network was designed to allow users to write and implement smart contracts — that is, general-purpose code that executes on every computer in the network and can instruct the transmission of information and value based on a sophisticated set of logical conditions. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than TRX on the TRON Network. Smart contract operations are executed on the TRON Blockchain in exchange for payment of TRX. Like the Ethereum and Solana networks, the TRON Network is one of a number of projects intended to expand blockchain use beyond just a peer-to-peer money system.

The TRON Network uses a Delegated Proof-of-Stake (“DPoS”) consensus mechanism to validate transactions and produce blocks. In DPoS, TRX holders vote to elect “Super Representatives,” who are responsible for transaction validation and block production. Unlike proof-of-work, which requires expending computational resources, DPoS provides efficiency and scalability while incentivizing TRX holders to participate in governance by staking and voting.

The TRON Protocol was founded by Justin Sun in 2017. Development was initially overseen by the TRON Foundation, a non-profit organization, but governance has since transitioned toward a decentralized model with the TRON DAO now playing a major role in protocol governance.

As of September 2025, approximately 95 billion TRX tokens are in circulation TRX tokens are primarily used to pay for transaction fees on the TRON Network, participate in governance through voting, and earn staking rewards.

PRINCIPAL INVESTMENT RISKS

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

TRX Investing Risk. The Fund is subject to the risks of investing in TRX directly and indirectly through its investments in ETFs that obtain exposure to TRX and other assets that provide exposure to the Reference Asset. The market price for TRX is extremely volatile and will likely continue to be volatile. TRX is the native token of the TRON Network, a blockchain designed to support smart contracts, decentralized applications, and token issuance at scale. TRX is used to pay for transaction fees (bandwidth and energy), secure the network through staking, and participate in governance through voting for Super Representatives. Accordingly, the value of TRX is largely dependent on the acceptability and usage levels of the TRON Network and its ecosystem, including DeFi, NFTs, and stablecoin activity.

Factors contributing to the volatility of the price of TRX include, but are not limited to: the development and maintenance of the TRON protocol, forks or upgrades to the network, speculation and consumer sentiment toward TRX and other smart contract platforms, activity of large holders and validators, and demand for TRX to pay transaction fees and stake. The price of TRX may also be impacted by interruptions in service from or closures of major trading platforms, validator downtime, or cybersecurity incidents. As with other digital assets, TRX’s price can also be influenced by malicious actors (e.g., hackers and fraudsters). The perception of the TRON Network will affect TRX demand, and adoption may decline if developer or user activity falls, if competitors gain traction, or if regulatory pressure increases on TRON-linked services. TRX may also move in correlation with the broader cryptocurrency market or smart contract tokens generally.

Risks Related to the Regulation of TRX. Any final determination by a court that TRX or any other digital asset is a “security” or “commodity” may adversely affect the value of TRX and the value of the Fund’s shares, and, if TRX is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex and difficult to apply, and the outcome is uncertain. Public, though non-binding, statements by senior SEC officials have indicated that Bitcoin is not currently considered a security, but the status of many other digital assets, including TRX, remains unresolved. The SEC staff’s guidance regarding whether a digital asset is a security is not determinative or binding, and courts may reach different conclusions.

The SEC has brought enforcement actions against issuers, promoters, and platforms involving digital assets under the theory that such assets were securities. Such enforcement actions create uncertainty for TRX and its market participants.

Whether a digital asset is a security under the federal securities laws depends on judicial interpretations of statutory terms such as “investment contract” and “note,” which courts analyze under the Howey and Reves tests. For many digital assets, including TRX, whether these tests are met is not definitively resolved, and substantial legal arguments may exist both in favor of and against classification. Adding to the complexity, courts and regulators have suggested that an asset’s classification may evolve over time as governance, decentralization, or usage changes.

As part of determining whether TRX is a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s decisions in Howey and Reves), and reports, orders, press releases, public statements, and speeches by the SEC and its staff.

If a court or regulator ultimately determines that TRX is a security, the Advisor would not intend to permit the Fund to continue holding TRX in a way that would violate federal securities laws. If necessary, the Fund would either dissolve or seek to operate in compliance with such laws.

Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital assets industry. The trading prices of many digital assets/cryptocurrency, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

Staking Risk. When the Fund stakes TRX, the Reference Asset is subject to risks attendant to staking generally, such as illiquidity, reliance on third-party service providers, missed rewards, and validator problems or errors. Staking requires that the Fund lock up the staked TRX and may be subject to an unbonding period to unstake it, meaning that the Fund cannot sell or transfer the staked TRX during the staking and unbonding process. During the unbonding period, the Fund remains subject to the market price volatility of TRX and may miss opportunities to sell during favorable market conditions.

Staking TRX may involve concentration risk among validators or Super Representatives. Over-allocating to a small number of Super Representatives increases exposure to downtime, mismanagement, or collusion. Staked TRX is also subject to risks of validator compromise, governance failures, network downtime or attacks, and security breaches, any of which could result in a loss of principal or staking rewards.

Liquidity Risk. Currently, the unbonding period for staked TRX is approximately 14 days, though this may vary depending on network and governance conditions. Accordingly, staked TRX may not be sold within the typical settlement times of other assets, such as securities, and may be deemed illiquid or not highly liquid. The Adviser will manage the Fund’s portfolio assets to remain within applicable liquidity limits under the Fund’s liquidity risk management program, and will not have more than 15% of the Fund’s net assets in illiquid assets. As a result, the Fund may not be able to achieve its desired level of staking during certain periods.

In addition, some assets held by the Fund, including TRX, may be difficult to sell, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including but not limited to, an economic crisis, natural disasters, epidemics/pandemics, or new legislation and regulatory changes inside or outside the United States. Illiquid assets may also be difficult to value, especially in volatile conditions. If the Fund is forced to sell an illiquid asset at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that an asset deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Liquid Staking Token Risk. Liquid Staking Tokens held by the Fund are subject to risks associated with the price of the Liquid Staking Token and the risks associated with staking generally. The sale price of Liquid Staking Tokens is determined by the market and is not pegged or maintained by any protocol. Accordingly, although Liquid Staking Tokens are generally liquid, the market price of a Liquid Staking Token may differ from the value of the underlying Reference Asset and accumulated rewards, if any. This means that if the Fund needed to convert a Liquid Staking Token to cash to meet short-term liquidity needs (e.g., to meet AP redemption requests), it may be required to sell Liquid Staking Tokens into the market at a disadvantageous price compared to if the Fund were able to redeem or unwrap the Liquid Staking Token. In addition to price risk, Liquid Staking Tokens are also subject to the risk that a portion of the staked Reference Asset is slashed due to a validator breaking the rules of a network. Liquid Staking Tokens are also subject to the risk that the Fund’s custodian holding the staked Reference Asset is compromised or hacked and loses control of the private keys and the staked Reference Asset being lost. Liquid Staking Tokens are also subject to technological, coding, and smart contract risks in that the network and smart contract running the Liquid Staking Token protocol may be compromised in unforeseen ways. To the extent the Fund uses Liquid Staking Tokens, to mitigate against the risks of staking generally (e.g., illiquidity and market volatility), such mitigation efforts may not be successful or may not work as intended.

Reference Asset ETF Investing Risk. Issuer-specific attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Asset and the Fund’s investments in the ETFs will not perform exactly the same as the Fund’s direct investments in the Reference Asset. To the extent the Fund invests in a Reference ETF that is sponsored by an affiliate of the Adviser (“Sponsored Reference ETF”), such investments create potential conflicts of interest, including but not limited to: (i) the Adviser has an incentive to use the Sponsored Reference ETF to generate additional management fees for its affiliates; and (ii) the Adviser may have an incentive to allocate more of the Fund’s assets to the Sponsored Reference ETF in such a manner that would generate more fees for the affiliate. However, the Adviser will still seek to invest as much of the Fund’s portfolio assets into the Reference Asset directly rather than through a Reference ETF provided that the Fund will always have at least 40% of its assets in securities. In addition, the Adviser generally will only invest in the Sponsored Reference ETF if such Sponsored Reference ETF’s expenses are lower than other available options and such investment is in the best interests of the Fund and its shareholders. The following is a summary of risk factors related to the ETFs that invest in the Reference Asset as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in Reference Assets has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Assets, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Reference Assets, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power or the staked asset. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from validators or miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to the Digital Asset Platforms

●	The value of the Shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of users and miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

●	The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Reference Asset blockchain can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contracts platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by The Fund.

●	The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the TRX Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The TRX Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the TRX Subsidiary, will not have all the protections offered to investors in registered investment companies.

Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Concentration Risk. The Fund’s assets will be concentrated in the sector or sectors or industry or group of industries that are assigned to the Reference Asset, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Cyber Security Risk. The Fund and its service providers, such as the custodian, are susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund and its service providers to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss, including loss of the Reference Asset. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Custodian Risk. The Reference Asset and other assets held by the Fund that operate on distributed ledger/blockchain technology can only be transferred by the person holding both the public and private keys to the digital wallet in which the asset is held. The Fund’s custodians that custodies the Fund’s digital assets is in control of the private keys for each of the Fund’s digital wallets. In the event such custodian loses sole control of the private keys (e.g., through a data breach or hack), the Fund’s digital assets held by such custodian could be lost.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, they may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Indirect Investment Risk. Neither the Reference Asset nor the TRON Network are affiliated with the Trust, the Fund, or the Adviser, or any affiliates thereof and are not involved with this offering in any way, and have no obligation to consider the Fund in taking any actions that might affect the value of the Fund. None of the Trust, the Fund, the Adviser, or any affiliate are responsible for the performance of the Reference Asset and make no representation as to the performance of the Reference Asset. Investing in the Fund is not equivalent to investing in the Reference Asset. The Fund’s performance is not intended to, nor will it, track the performance of the Reference Asset.

Non-Correlation Risk. The performance of the fund will not, and is not intended to, correlate exactly to the performance of the Reference Asset and will vary somewhat due to factors such as fees and expenses of the Fund, transaction costs, regulatory restrictions, and active management of the Fund’s portfolio.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in-kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in TRX (or any other digital asset) or derivatives based upon TRX (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Asset through investments in the TRX Subsidiary, which is intended to provide the Fund with exposure to TRX returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the TRX Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to TRX returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

PERFORMANCE HISTORY

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

INVESTMENT ADVISER

REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Matthew Pelletier, Lead Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

Matthew Holcomb, Senior Vice President, Senior Trader and Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

PURCHASE AND SALE OF FUND SHARES

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of cash, although the Fund reserves the right to issue Creation Units in exchange for the deposit or delivery of a combination of in-kind assets and cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange (i.e., Cboe BZX Exchange, Inc.). The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.rexshares.com.

TAX INFORMATION

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangements generally will be taxed.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (e.g., a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – REX-OSPREYTM UNI ETF

INVESTMENT OBJECTIVE

REX-OspreyTM UNI ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of UNI (“UNI” or the “Reference Asset”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1) Distribution (12b-1) and Service Fees	[ ]% 0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%
(1)	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are estimated for the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
REX-OspreyTM UNI ETF	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other assets (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Reference Asset and other assets that provide exposure to the Reference Asset. The Fund will invest directly or through the REX-OspreyTM UNI Subsidiary, which is described more fully below. Although the Fund seeks returns equal to 1x of the Reference Asset, the Fund’s performance will not replicate the performance of the Reference Asset (i.e., the Fund’s returns may not be the same as the Reference Asset, due to fees and expenses of the Fund and the Reference ETFs in which it invests, trading and other expenses, but will generally be in the same direction in a positive or negative manner, except in circumstances where the Fund’s staking rewards do not outweigh expenses of the Reference ETFs).

The Fund seeks to invest the majority of its assets directly in the Reference Asset. UNI is a cryptocurrency that was introduced in September 2020, reaching a peak market capitalization of approximately US$__________ on __________. As of August 31, 2025, the market capitalization of UNI was $____________.

The Fund will invest at least 40% of its assets directly in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. exchange-traded products (“non-US ETPs”), which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to the Reference Asset (all such ETFs, ETPs and non-US ETPs, “Reference ETFs”). The non-U.S. ETPs in which the Fund may invest are domiciled in Canada and/or Europe and are listed and available for sale in various jurisdictions in Europe (such as Austria, Belgium, Denmark, Finland, France, Germany, Italy, Ireland, Luxembourg, Netherlands, Norway, Poland, Spain, Sweden, and Switzerland). Where available, the Fund will invest in the USD share class of the applicable non-U.S. ETP. Non-US ETPs will not be treated as regulated investment companies for U.S. federal income tax purposes and therefore will not be taxed as such. The Fund will allocate portfolio assets to one or more of the following Reference ETFs at any one time, although this list may change over time:

Reference ETF	Exchange	Ticker Symbol
CoinShares Physical Uniswap	Germany	CIWP
21Shares Uniswap ETP	Switzerland	AUNI
Global X Uniswap ETP	Germany	UNIX

The Fund may seek to gain exposure to the Reference Asset, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the REX-OspreyTM UNI (Cayman) Portfolio S.P. (i.e., the “UNI Subsidiary”). The UNI Subsidiary is wholly-owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the UNI Subsidiary. The UNI Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the UNI Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the UNI Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the UNI Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the UNI Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the UNI Subsidiary.

The Fund may engage in reverse repurchase agreements on government securities, investment grade corporate securities or similar transactions to help the Fund meet its investment objective by maintaining exposure to the Reference Asset and Reference ETPs that themselves provide exposure to the Reference Asset, and also by maintaining its tax status as a regulated investment company, and for leveraging purposes.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Uniswap Protocol and UNI

UNI is a digital asset that is created and transmitted through the operations of the Uniswap Protocol, a decentralized exchange (DEX) protocol built on Ethereum and other compatible blockchains. No single entity owns or operates the Uniswap Protocol, although its development was initiated by Uniswap Labs in 2018. Governance and ongoing protocol upgrades are managed by UNI token holders through decentralized on-chain governance. The infrastructure of the Uniswap ecosystem is collectively maintained by liquidity providers, developers, and users who interact with its decentralized markets.

The Uniswap Protocol allows people to exchange tokens of value, called UNI, which are recorded on the Ethereum blockchain as an ERC-20 token. UNI can be used to participate in governance decisions, including proposals on protocol upgrades, fee structures, and treasury allocations. UNI can also be converted into fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or through peer-to-peer transactions.

Uniswap itself is a decentralized automated market maker (AMM) that enables users to trade ERC-20 tokens without centralized intermediaries. Liquidity providers deposit assets into liquidity pools and earn fees from trades, while traders benefit from automated pricing and decentralized execution. UNI serves as the governance token, ensuring that control over the protocol’s evolution remains in the hands of its community.

The Uniswap Protocol does not operate its own base-layer consensus system but relies on Ethereum’s Proof-of-Stake consensus (and compatible networks such as Polygon, Arbitrum, and Optimism) for transaction settlement and security. Governance activities, such as voting and delegation, are executed on-chain via UNI smart contracts.

UNI was launched in September 2020 through a retroactive airdrop to early users of the protocol. Since then, it has become one of the most widely recognized governance tokens in decentralized finance (DeFi). While Uniswap Labs continues to contribute to the protocol’s development, decision-making authority resides with UNI token holders through a decentralized governance framework.

As of September 2025, there are approximately 600 million UNI tokens in circulation, out of a maximum capped supply of 1 billion UNI. UNI tokens are primarily used for governance, including voting on protocol changes, treasury spending, and broader ecosystem initiatives. They also align incentives among developers, liquidity providers, and users of the Uniswap Protocol.

PRINCIPAL INVESTMENT RISKS

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

UNI Investing Risk. Cryptocurrencies, such as UNI, operate without central authority or banks and are not backed by any government. Cryptocurrencies are often referred to as “virtual assets” or “digital assets,” and function as decentralized, peer-to-peer financial trading platforms, governance mechanisms, and stores of value. UNI is not legal tender. Investments linked to UNI can be highly volatile compared to investments in traditional securities, and the Fund may experience sudden and substantial losses. The markets for UNI and UNI-related investments may also become illiquid. These markets may fluctuate widely based on numerous factors, including overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics, and pandemics), interest rate changes, or inflation. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. A number of factors affect the price and market for UNI:

●	New Technology. UNI is a relatively new digital asset, launched in 2020, with a limited operating history. There is little established performance record to evaluate its long-term value and adoption.

●	Supply and Demand of UNI. UNI has a capped supply of 1 billion tokens, with scheduled unlocks and allocations to governance, community incentives, and contributors. Demand for UNI is tied to its role in protocol governance and potential participation in fee-sharing arrangements if activated. Large concentrations of UNI in the hands of the Uniswap treasury or early stakeholders may also affect liquidity and market dynamics.

●	Adoption and Use of UNI. UNI’s value depends heavily on its adoption as the governance token of the Uniswap Protocol. If governance activity declines, or if competing decentralized exchanges capture market share, demand for UNI could weaken. Reduced adoption may result in illiquidity, increased volatility, and price declines.

●	Largely Unregulated Marketplace. Digital asset markets, including spot markets for UNI, are relatively new and may not be subject to the same regulatory oversight as traditional securities or commodities markets. Many trading venues operate with limited transparency or investor protections, which exposes UNI to risks of manipulation, fraud, flash crashes, or operational failures. Suspension or closure of exchanges could impair confidence, liquidity, and pricing of UNI.

●	Cybersecurity. As a digital asset, UNI is subject to risks of theft from exchanges or wallets, exploits in smart contracts associated with decentralized exchanges, or governance manipulation. Any such events could materially reduce UNI’s price and liquidity.

●	Forks. As an open-source project, the Uniswap Protocol may undergo upgrades, forks, or governance disputes. Forks can result in competing versions of UNI, introduce new risks, or reduce confidence in the asset.

Risks Related to the Regulation of UNI. Any final determination by a court or regulator that UNI or any other digital asset is a “security” or “commodity” may adversely affect the value of UNI and the value of the Fund’s shares. If UNI is deemed a security and is not, or cannot be, registered as such, the Fund may be required to alter its operations significantly or terminate altogether.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex, fact-intensive, and uncertain. Public statements from regulators have clarified that Bitcoin is not currently considered a security, but the status of many other digital assets, including UNI, remains unresolved. Non-binding SEC guidance may not be determinative, and courts could reach different conclusions.

The SEC has brought enforcement actions against issuers, promoters, and trading platforms involving various digital assets on the basis that such assets were securities. These enforcement actions create uncertainty for UNI and its market participants.

Whether a digital asset qualifies as a “security” typically depends on judicial interpretations of statutory terms such as “investment contract” or “note,” analyzed under the Howey and Reves tests. For many digital assets, including UNI, the outcome of these tests is not definitively resolved, and substantial arguments can often be made both in favor of and against classification. Adding further complexity, regulators and courts have suggested that an asset’s classification may evolve over time as governance, decentralization, or usage patterns change.

As part of assessing whether UNI qualifies as a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s Howey and Reves decisions), and regulatory reports, orders, and public statements.

If a court or regulator ultimately determines that UNI is a security, the Advisor would not intend to permit the Fund to hold or trade UNI in a manner that violates federal securities laws. In such a case, the Fund may be required to liquidate its holdings of UNI, restructure its operations, or, if compliance is not possible, dissolve.

Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital assets/cryptocurrency industry. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and validators, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

Reference Asset ETF Investing Risk. Issuer-specific attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Asset and the Fund’s investments in the ETFs will not perform exactly the same as the Fund’s direct investments in the Reference Asset. However, the Adviser will still seek to invest as much of the Fund’s portfolio assets into the Reference Asset directly rather than through a Reference ETF provided that the Fund will always have at least 40% of its assets in securities. The following is a summary of risk factors related to the ETFs that invest in the Reference Assets as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in Reference Asset has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Reference Asset, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to the Digital Asset Platforms

●	The value of the Shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of validators or miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

●	The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Reference Asset blockchain can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contracts platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by The Fund.

●	The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

Exchange-Traded Products Risk. The Fund invests in other ETFs and ETPs, including those based outside the United States. These investments carry the same risks as the securities they hold and may trade at prices above or below the value of their holdings. Non-U.S. ETPs are not registered investment companies and are subject to different regulations than U.S. ETFs. They may also be taxed differently for U.S. investors, which could increase the Fund’s taxable income or cause the Fund to sell investments at unfavorable times to meet tax requirements.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the UNI Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The UNI Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the UNI Subsidiary, will not have all the protections offered to investors in registered investment companies.

Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Concentration Risk. The Fund’s assets will be concentrated in the sector or sectors or industry or group of industries that are assigned to the Reference Asset, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Cyber Security Risk. The Fund and its service providers, such as the custodian, are susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund and its service providers to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss, including loss of the Reference Asset. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Custodian Risk. The Reference Asset and other assets held by the Fund that operate on distributed ledger/blockchain technology can only be transferred by the person holding both the public and private keys to the digital wallet in which the asset is held. The Fund’s Crypto Custodian that custody’s the Fund’s digital assets are in control of the private keys for each of the Fund’s digital wallets. In the event such custodian loses sole control of the private keys (e.g., through a data breach or hack), the Fund’s digital assets held by such custodian could be lost. The Fund’s custodian uses hardware security modules (HSMs) as part of their security architecture. An HSM is a specialized device that can generate and hold private keys securely and can use those keys to sign and approve transactions. The HSMs’ custom logic verifies that all sensitive requests (withdrawals, policy changes, new user additions, etc.) are approved by a valid quorum of client users and also approved by the custodian, and they provide on-demand private key accessibility.

Foreign Securities Risk. To the extent the Fund invests in securities of foreign ETFs, such investments may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Indirect Investment Risk. Neither the Reference Asset nor the Uniswap Portocol are affiliated with the Trust, the Fund, or the Adviser, or any affiliates thereof and are not involved with this offering in any way, and have no obligation to consider the Fund in taking any actions that might affect the value of the Fund. None of the Trust, the Fund, the Adviser, or any affiliate are responsible for the performance of the Reference Asset and make no representation as to the performance of the Reference Asset. Investing in the Fund is not equivalent to investing in the Reference Asset.

Non-Correlation Risk. The performance of the fund will not, and is not intended to, correlate exactly to the performance of the Reference Asset and will vary somewhat due to factors such as fees and expenses of the Fund and the Reference ETFs, transaction costs, regulatory restrictions, and active management of the Fund’s portfolio.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in UNI (or any other digital asset) or derivatives based upon UNI (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Asset through investments in the UNI Subsidiary, which is intended to provide the Fund with exposure to UNI returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the UNI Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to UNI returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes and not curing such failure could have adverse consequences for the Fund and its shareholders, including that both the income of the Fund and dividends paid to its shareholders would be subject to U.S. federal income tax and that such taxes applied at the Fund level would correspondingly reduce the NAV of the Fund. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

PERFORMANCE HISTORY

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at [(844) 802-4004].

INVESTMENT ADVISER

REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Matthew Pelletier, Lead Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

Matthew Holcomb, Senior Vice President, Senior Trader and Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

PURCHASE AND SALE OF FUND SHARES

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange (i.e., Cboe BZX Exchange, Inc.). The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.rexshares.com.

TAX INFORMATION

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangements generally will be taxed.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (e.g., a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – REX-OSPREYTM XLM ETF

INVESTMENT OBJECTIVE

REX-OspreyTM XLM ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of XLM (“XLM” or the “Reference Asset”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1) Distribution (12b-1) and Service Fees	[ ]% 0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%
(1)	Under the Investment Advisory Agreement, REX Advisers, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are estimated for the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
REX-OspreyTM XLM ETF	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other assets (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Reference Asset and other assets that provide exposure to the Reference Asset. The Fund will invest directly or through the REX-OspreyTM XLM Subsidiary, which is described more fully below. Although the Fund seeks returns equal to 1x of the Reference Asset, the Fund’s performance will not replicate the performance of the Reference Asset (i.e., the Fund’s returns may not be the same as the Reference Asset, due to fees and expenses of the Fund and the Reference ETFs in which it invests, trading and other expenses, but will generally be in the same direction in a positive or negative manner, except in circumstances where the Fund’s staking rewards do not outweigh expenses of the Reference ETFs).

The Fund seeks to invest the majority of its assets directly in the Reference Asset. XLM is a cryptocurrency that was introduced in August 2014, reaching a peak market capitalization of approximately US$__________ on __________. As of August 31, 2025, the market capitalization of XLM was $____________.

The Fund will invest at least 40% of its assets directly in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. exchange-traded products (“non-US ETPs”), which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to the Reference Asset (all such ETFs, ETPs and non-US ETPs, “Reference ETFs”). The non-U.S. ETPs in which the Fund may invest are domiciled in Canada and/or Europe and are listed and available for sale in various jurisdictions in Europe (such as Austria, Belgium, Denmark, Finland, France, Germany, Italy, Ireland, Luxembourg, Netherlands, Norway, Poland, Spain, Sweden, and Switzerland). Where available, the Fund will invest in the USD share class of the applicable non-U.S. ETP. Non-US ETPs will not be treated as regulated investment companies for U.S. federal income tax purposes and therefore will not be taxed as such. The Fund will allocate portfolio assets to one or more of the following Reference ETFs at any one time, although this list may change over time:

Reference ETF	Exchange	Ticker Symbol
21Shares Stellar ETP	Switzerland	AXLM
Valour Stellar XLM SEK	Sweden	2573563D
Virtune Stellar ETP	Sweden	VIRXLM

The Fund may seek to gain exposure to the Reference Asset, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the REX-OspreyTM XLM (Cayman) Portfolio S.P. (i.e., the “XLM Subsidiary”). The XLM Subsidiary is wholly-owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the XLM Subsidiary. The XLM Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with the XLM Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the XLM Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the XLM Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the XLM Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the XLM Subsidiary.

The Fund may engage in reverse repurchase agreements on government securities, investment grade corporate securities or similar transactions to help the Fund meet its investment objective by maintaining exposure to the Reference Asset and Reference ETPs that themselves provide exposure to the Reference Asset, and also by maintaining its tax status as a regulated investment company, and for leveraging purposes.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Stella Network and XLM

XLM is a digital asset that is created and transmitted through the operations of the peer-to-peer Stellar Network, a decentralized blockchain platform designed for fast, low-cost cross-border payments and financial inclusion. No single entity owns or operates the Stellar Network, although its development was initiated in 2014 by the Stellar Development Foundation (SDF), a non-profit organization that continues to support the ecosystem. The infrastructure of the Stellar Network is maintained by independent validators, developers, financial institutions, and users worldwide.

The Stellar Network allows people to exchange tokens of value, called XLM (also referred to as Lumens), which are recorded on its blockchain ledger. XLM can be used to pay transaction fees, act as a bridge asset for cross-currency transfers, and provide liquidity for multi-asset transactions. It can also be converted into fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or via peer-to-peer transactions.

The Stellar Network was designed specifically to facilitate cross-border payments and asset tokenization. It allows users and institutions to issue digital representations of fiat currencies, commodities, or other assets on the blockchain, enabling efficient transfers between different financial systems. XLM serves as the network’s native token to ensure security and prevent spam, while also functioning as a universal settlement asset for multi-currency trades.

The Stellar Network uses the Stellar Consensus Protocol (SCP), a unique consensus mechanism based on federated Byzantine agreement (FBA). Unlike Proof-of-Work or Proof-of-Stake systems, SCP allows nodes to reach agreement quickly and efficiently without mining or staking. Validators form quorum slices based on trust relationships, enabling decentralized yet fast consensus with low energy usage.

Stellar was co-founded by Jed McCaleb and Joyce Kim in 2014 after McCaleb’s departure from Ripple. The Stellar Development Foundation, based in San Francisco, continues to oversee development, ecosystem growth, and partnerships with institutions, while governance over technical decisions is distributed across the validator network.

As of early 2025, there are approximately 28 billion XLM tokens in circulation, out of a maximum supply of 50 billion XLM (reduced from the original 100 billion after a large burn event in 2019). XLM tokens are primarily used for transaction fees, as a bridge asset for cross-currency payments, and to provide liquidity within the Stellar ecosystem.

PRINCIPAL INVESTMENT RISKS

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Investments.” Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

XLM Investing Risk. Cryptocurrencies, such as XLM, operate without central authority or banks and are not backed by any government. Cryptocurrencies are often referred to as “virtual assets” or “digital assets,” and function as decentralized, peer-to-peer financial trading platforms and stores of value that can be used like money. XLM is not legal tender. Investments linked to XLM can be highly volatile compared to investments in traditional securities, and the Fund may experience sudden and substantial losses. The markets for XLM and XLM-related investments may also become illiquid. These markets may fluctuate widely based on numerous factors, including overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics, and pandemics), interest rate changes, or inflation. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. A number of factors affect the price and market for XLM:

●	New Technology. XLM is a relatively new technological innovation with a limited operating history compared to traditional financial instruments. Its long-term value and adoption remain uncertain.

●	Supply and Demand of XLM. XLM has a fixed maximum supply of 50 billion tokens, reduced from an original 100 billion supply following a burn event in 2019. Circulating supply dynamics are influenced by the Stellar Development Foundation (SDF), which retains a significant portion of tokens to fund ecosystem development. Concentration of holdings may affect liquidity and market dynamics.

●	Adoption and Use of XLM. XLM’s value depends heavily on adoption of the Stellar Network for cross-border payments, remittances, and tokenized asset issuance. If adoption slows, or if competitors such as Ripple (XRP), stablecoins, or central bank digital currencies (CBDCs) achieve broader usage, demand for XLM may weaken, resulting in illiquidity, price volatility, and declines in value.

●	Largely Unregulated Marketplace. Digital asset markets, including spot markets for XLM, are relatively new and may not be subject to the same regulatory oversight as traditional securities or commodities markets. Many trading venues operate with limited transparency or investor protections, exposing XLM to risks of manipulation, fraud, flash crashes, or operational failures. Exchange suspensions or closures could reduce confidence in XLM, impair liquidity, or adversely affect pricing.

●	Cybersecurity. As a digital asset, XLM is subject to risks of theft from exchanges or wallets, exploitation of protocol vulnerabilities, or attacks on the Stellar Consensus Protocol. Such events could have a material adverse impact on XLM’s price and liquidity.

●	Forks. Like many open-source projects, the Stellar Network may undergo upgrades, forks, or governance disputes. Forks could create competing versions of XLM, introduce new security risks, or reduce confidence in the asset.

Risks Related to the Regulation of XLM. Any final determination by a court or regulator that XLM or any other digital asset is a “security” or “commodity” may adversely affect the value of XLM and the value of the Fund’s shares. If XLM is deemed a security and is not, or cannot be, registered as such, the Fund may be required to alter its operations significantly or terminate altogether.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex, fact-intensive, and uncertain. Public statements from regulators have clarified that Bitcoin is not currently considered a security, but the status of many other digital assets, including XLM, remains unresolved. Non-binding SEC guidance may not be determinative, and courts could reach different conclusions.

The SEC has brought enforcement actions against issuers, promoters, and trading platforms involving various digital assets on the basis that such assets were securities. These enforcement actions create uncertainty for XLM and its market participants.

Whether a digital asset qualifies as a “security” typically depends on judicial interpretations of statutory terms such as “investment contract” or “note,” analyzed under the Howey and Reves tests. For many digital assets, including XLM, the outcome of these tests is not definitively resolved, and substantial arguments can often be made both in favor of and against classification. Adding further complexity, regulators and courts have suggested that an asset’s classification may evolve over time as governance, decentralization, or usage patterns change.

As part of assessing whether XLM qualifies as a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s Howey and Reves decisions), and regulatory reports, orders, and public statements.

If a court or regulator ultimately determines that XLM is a security, the Advisor would not intend to permit the Fund to hold or trade XLM in a manner that violates federal securities laws. In such a case, the Fund may be required to liquidate its holdings of XLM, restructure its operations, or, if compliance is not possible, dissolve.

Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital assets/cryptocurrency industry. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and validators, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

Reference Asset ETF Investing Risk. Issuer-specific attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Asset and the Fund’s investments in the ETFs will not perform exactly the same as the Fund’s direct investments in the Reference Asset. However, the Adviser will still seek to invest as much of the Fund’s portfolio assets into the Reference Asset directly rather than through a Reference ETF provided that the Fund will always have at least 40% of its assets in securities. The following is a summary of risk factors related to the ETFs that invest in the Reference Assets as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in Reference Asset has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Reference Asset, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to the Digital Asset Platforms

●	The value of the Shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of validators or miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

●	The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Reference Asset blockchain can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contracts platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by The Fund.

●	The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

Exchange-Traded Products Risk. The Fund invests in other ETFs and ETPs, including those based outside the United States. These investments carry the same risks as the securities they hold and may trade at prices above or below the value of their holdings. Non-U.S. ETPs are not registered investment companies and are subject to different regulations than U.S. ETFs. They may also be taxed differently for U.S. investors, which could increase the Fund’s taxable income or cause the Fund to sell investments at unfavorable times to meet tax requirements.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the XLM Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The XLM Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the XLM Subsidiary, will not have all the protections offered to investors in registered investment companies.

Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Concentration Risk. The Fund’s assets will be concentrated in the sector or sectors or industry or group of industries that are assigned to the Reference Asset, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Cyber Security Risk. The Fund and its service providers, such as the custodian, are susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund and its service providers to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss, including loss of the Reference Asset. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Custodian Risk. The Reference Asset and other assets held by the Fund that operate on distributed ledger/blockchain technology can only be transferred by the person holding both the public and private keys to the digital wallet in which the asset is held. The Fund’s Crypto Custodian that custody’s the Fund’s digital assets are in control of the private keys for each of the Fund’s digital wallets. In the event such custodian loses sole control of the private keys (e.g., through a data breach or hack), the Fund’s digital assets held by such custodian could be lost. The Fund’s custodian uses hardware security modules (HSMs) as part of their security architecture. An HSM is a specialized device that can generate and hold private keys securely and can use those keys to sign and approve transactions. The HSMs’ custom logic verifies that all sensitive requests (withdrawals, policy changes, new user additions, etc.) are approved by a valid quorum of client users and also approved by the custodian, and they provide on-demand private key accessibility.

Foreign Securities Risk. To the extent the Fund invests in securities of foreign ETFs, such investments may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Indirect Investment Risk. Neither the Reference Asset nor the Stellar Network are affiliated with the Trust, the Fund, or the Adviser, or any affiliates thereof and are not involved with this offering in any way, and have no obligation to consider the Fund in taking any actions that might affect the value of the Fund. None of the Trust, the Fund, the Adviser, or any affiliate are responsible for the performance of the Reference Asset and make no representation as to the performance of the Reference Asset. Investing in the Fund is not equivalent to investing in the Reference Asset.

Non-Correlation Risk. The performance of the fund will not, and is not intended to, correlate exactly to the performance of the Reference Asset and will vary somewhat due to factors such as fees and expenses of the Fund and the Reference ETFs, transaction costs, regulatory restrictions, and active management of the Fund’s portfolio.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in XLM (or any other digital asset) or derivatives based upon XLM (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Asset through investments in the XLM Subsidiary, which is intended to provide the Fund with exposure to XLM returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the XLM Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to XLM returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes and not curing such failure could have adverse consequences for the Fund and its shareholders, including that both the income of the Fund and dividends paid to its shareholders would be subject to U.S. federal income tax and that such taxes applied at the Fund level would correspondingly reduce the NAV of the Fund. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

PERFORMANCE HISTORY

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at [(844) 802-4004].

INVESTMENT ADVISER

REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Matthew Pelletier, Lead Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

Matthew Holcomb, Senior Vice President, Senior Trader and Portfolio Manager of the Adviser, has served as the Fund’s portfolio manager since its inception in 2025.

PURCHASE AND SALE OF FUND SHARES

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange (i.e., Cboe BZX Exchange, Inc.). The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.rexshares.com.

TAX INFORMATION

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangements generally will be taxed.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (e.g., a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

Investment Objective

REX-OspreyTM AAVE ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of AAVE (“AAVE” or the “Reference Asset”).

REX-OspreyTM ADA + Staking ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of ADA (“ADA” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.

REX-OspreyTM ATOM + Staking ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of ATOM (“ATOM” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.

REX-OspreyTM AVAX + Staking ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of AVAX (“AVAX” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.

REX-OspreyTM BCH ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of BCH (“BCH” or the “Reference Asset”).

REX-OspreyTM CRO + Staking ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of CRO (“CRO” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.

REX-OspreyTM DOT + Staking ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of DOT (“DOT” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.

REX-OspreyTM ENA ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of ENA (“ENA” or the “Reference Asset”).

REX-OspreyTM HBAR ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of HBAR (“HBAR” or the “Reference Asset”).

REX-OspreyTM HYPE + Staking ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of HYPE (“HYPE” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.

REX-OspreyTM INJ + Staking ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of INJ (“INJ” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.

REX-OspreyTM LINK ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of LINK (“LINK” or the “Reference Asset”).

REX-OspreyTM LTC ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of LTC (“LTC” or the “Reference Asset”).

REX-OspreyTM NEAR + Staking ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of NEAR (“NEAR” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.

REX-OspreyTM OKB ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of OKB (“OKB” or the “Reference Asset”).

REX-OspreyTM SEI + Staking ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of SEI (“SEI” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.

REX-OspreyTM SUI + Staking ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of SUI (“SUI” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.

REX-OspreyTM TAO + Staking ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of TAO (“TAO” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.

REX-OspreyTM TRX + Staking ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of TRX (“TRX” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.

REX-OspreyTM UNI ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of UNI (“UNI” or the “Reference Asset”).

REX-OspreyTM XLM ETF (the “Fund”) seeks investment results of 1x the performance, before fees and expenses, of XLM (“XLM” or the “Reference Asset”).

The Funds’ investment objectives may be changed by the Board of Trustees (the “Board”) of ETF Opportunities Trust (the “Trust”) without shareholder approval upon 60 days’ written notice to shareholders.

Principal Investment Strategies

Each Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in its respective Reference Asset and other assets that provide exposure to the Reference Asset. Each Fund will invest directly or through its respective Cayman Subsidiary, which is described more fully below. Although each Fund seeks returns equal to 1x of the Reference Asset, each Fund’s performance will not, and is intended to, replicate the performance of the Reference Asset (i.e., the Fund’s returns may not, be the same as the Reference Asset, due to fees and expenses of the Funds and the Reference ETFs in which they invest, trading and other expenses, but will generally be in the same direction in a positive or negative manner, except in circumstances where the Fund’s staking rewards do not outweigh expenses of the Reference ETFs).

Each Fund seeks to invest the majority of its assets directly in the respective Reference Asset.

AAVE is a cryptocurrency that was introduced in __________, reaching a peak market capitalization of approximately US$__________ on __________. As of ____________, the market capitalization of AAVE was $____________.

ADA is a cryptocurrency that was introduced on____________, and quickly developed its own online community, reaching a peak market capitalization of over US$__________ on ___________. As of ____________, the market capitalization of ADA was $______________.

ATOM is a cryptocurrency that was introduced on____________, and quickly developed its own online community, reaching a peak market capitalization of over US$__________ on ___________. As of ____________, the market capitalization of ATOM was $______________.

AVAX is a cryptocurrency that was introduced on____________, and quickly developed its own online community, reaching a peak market capitalization of over US$__________ on ___________. As of ____________, the market capitalization of AVAX was $______________.

BCH is a cryptocurrency that was introduced in __________, reaching a peak market capitalization of approximately US$__________ on __________. As of ____________, the market capitalization of BCH was $____________.

CRO is a cryptocurrency that was introduced on____________, and quickly developed its own online community, reaching a peak market capitalization of over US$__________ on ___________. As of ____________, the market capitalization of CRO was $______________.

DOT is a cryptocurrency that was introduced on____________, and quickly developed its own online community, reaching a peak market capitalization of over US$__________ on ___________. As of ____________, the market capitalization of DOT was $______________.

ENA is a cryptocurrency that was introduced in __________, reaching a peak market capitalization of approximately US$__________ on __________. As of ____________, the market capitalization of ENA was $____________.

HBAR is a cryptocurrency that was introduced in __________, reaching a peak market capitalization of approximately US$__________ on __________. As of ____________, the market capitalization of HBAR was $____________.

HYPE is a cryptocurrency that was introduced on____________, and quickly developed its own online community, reaching a peak market capitalization of over US$__________ on ___________. As of ____________, the market capitalization of HYPE was $______________.

INJ is a cryptocurrency that was introduced on____________, and quickly developed its own online community, reaching a peak market capitalization of over US$__________ on ___________. As of ____________, the market capitalization of INJ was $______________.

LINK is a cryptocurrency that was introduced in __________, reaching a peak market capitalization of approximately US$__________ on __________. As of ____________, the market capitalization of LINK was $____________.

LTC is a cryptocurrency that was introduced in __________, reaching a peak market capitalization of approximately US$__________ on __________. As of ____________, the market capitalization of LTC was $____________.

NEAR is a cryptocurrency that was introduced on____________, and quickly developed its own online community, reaching a peak market capitalization of over US$__________ on ___________. As of ____________, the market capitalization of NEAR was $______________.

OKB is a cryptocurrency that was introduced in __________, reaching a peak market capitalization of approximately US$__________ on __________. As of ____________, the market capitalization of OKB was $____________.

SEI is a cryptocurrency that was introduced on____________, and quickly developed its own online community, reaching a peak market capitalization of over US$__________ on ___________. As of ____________, the market capitalization of SEI was $______________.

SUI is a cryptocurrency that was introduced on____________, and quickly developed its own online community, reaching a peak market capitalization of over US$__________ on ___________. As of ____________, the market capitalization of SUI was $______________.

TAO is a cryptocurrency that was introduced on____________, and quickly developed its own online community, reaching a peak market capitalization of over US$__________ on ___________. As of ____________, the market capitalization of TAO was $______________.

TRX is a cryptocurrency that was introduced on____________, and quickly developed its own online community, reaching a peak market capitalization of over US$__________ on ___________. As of ____________, the market capitalization of TRX was $______________.

UNI is a cryptocurrency that was introduced in __________, reaching a peak market capitalization of approximately US$__________ on __________. As of_____________, the market capitalization of UNI was $____________.

XLM is a cryptocurrency that was introduced in __________, reaching a peak market capitalization of approximately US$__________ on __________. As of______________, the market capitalization of XLM was $____________.

Each Fund will invest at least 40% of its assets directly in shares of other exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. ETPs (“non-US ETPs”), which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to the Reference Asset (such ETFs, ETPs, and non-US ETPs, “Reference ETFs”). The non-U.S. ETPs in which the Funds may invest are domiciled in Canada and/or Europe and are listed and available for sale in various jurisdictions in Europe (such as Austria, Belgium, Denmark, Finland, France, Germany, Italy, Ireland, Luxembourg, Netherlands, Norway, Poland, Spain, Sweden, and Switzerland). Where available, the Fund will invest in the USD share class of the applicable non-U.S. ETP. Non-US ETPs will not be treated as regulated investment companies for U.S. federal income tax purposes and therefore will not be taxed as such.

Each Fund may seek to gain exposure to its respective Reference Asset, in whole or in part, through investments in a subsidiary organized in the Cayman Islands. For the REX-OspreyTM AAVE ETF, that subsidiary is the REX-OspreyTM AAVE (Cayman) Portfolio S.P. (the “AAVE Subsidiary”); for the REX-OspreyTM ADA ETF, that subsidiary is the REX-OspreyTM ADA (Cayman) Portfolio S.P. (the “ADA Subsidiary”); for the REX-OspreyTM ATOM ETF, that subsidiary is the REX-OspreyTM ATOM (Cayman) Portfolio S.P. (the “ATOM Subsidiary”); for the REX-OspreyTM AVAX ETF, that subsidiary is the REX-OspreyTM AVAX (Cayman) Portfolio S.P. (the “AVAX Subsidiary”); for the REX-OspreyTM BCH ETF, that subsidiary is the REX-OspreyTM BCH (Cayman) Portfolio S.P. (the “BCH Subsidiary”); for the REX-OspreyTM CRO ETF, that subsidiary is the REX-OspreyTM CRO (Cayman) Portfolio S.P. (the “CRO Subsidiary”); for the REX-OspreyTM DOT ETF, that subsidiary is the REX-OspreyTM DOT (Cayman) Portfolio S.P. (the “DOT Subsidiary”); for the REX-OspreyTM ENA ETF, that subsidiary is the REX-OspreyTM ENA (Cayman) Portfolio S.P. (the “ENA Subsidiary”); for the REX-OspreyTM HBAR ETF, that subsidiary is the REX-OspreyTM HBAR (Cayman) Portfolio S.P. (the “HBAR Subsidiary”); for the REX-OspreyTM HYPE ETF, that subsidiary is the REX-OspreyTM HYPE (Cayman) Portfolio S.P. (the “HYPE Subsidiary”); for the REX-OspreyTM INJ ETF, that subsidiary is the REX-OspreyTM INJ (Cayman) Portfolio S.P. (the “INJ Subsidiary”); for the REX-OspreyTM LINK ETF, that subsidiary is the REX-OspreyTM LINK (Cayman) Portfolio S.P. (the “LINK Subsidiary”); for the REX-OspreyTM LTC ETF, that subsidiary is the REX-OspreyTM LTC (Cayman) Portfolio S.P. (the “LTC Subsidiary”); for the REX-OspreyTM NEAR ETF, that subsidiary is the REX-OspreyTM NEAR (Cayman) Portfolio S.P. (the “NEAR Subsidiary”); for the REX-OspreyTM ORB ETF, that subsidiary is the REX-OspreyTM ORB (Cayman) Portfolio S.P. (the “ORB Subsidiary”); for the REX-OspreyTM SEI ETF, that subsidiary is the REX-OspreyTM SEI (Cayman) Portfolio S.P. (the “SEI Subsidiary”); for the REX-OspreyTM SUI ETF, that subsidiary is the REX-OspreyTM SUI (Cayman) Portfolio S.P. (the “SUI Subsidiary”); for the REX-OspreyTM TAO ETF, that subsidiary is the REX-OspreyTM TAO (Cayman) Portfolio S.P. (the “TAO Subsidiary”); for the REX-OspreyTM TRX ETF, that subsidiary is the REX-OspreyTM TRX (Cayman) Portfolio S.P. (the “TRX Subsidiary”); for the REX-OspreyTM UNI ETF, that subsidiary is the REX-OspreyTM UNI (Cayman) Portfolio S.P. (the “UNI Subsidiary”); for the REX-OspreyTM XLM ETF, that subsidiary is the REX-OspreyTM XLM (Cayman) Portfolio S.P. (the “XLM Subsidiary”) (each, a “REX-OspreyTM Subsidiary”) Each REX-OspreyTM Subsidiary is wholly-owned and controlled by its respective Fund.

Except as noted, references to the investment strategies and risks of a Fund include the investment strategies and risks of its respective REX-OspreyTM Subsidiary. Each REX-OspreyTM Subsidiary has the same investment objective as its corresponding Fund and will follow the same general investment policies and restrictions. Each Fund will aggregate its investments with its respective REX-OspreyTM Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Funds’ statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with a Fund’s ability to leverage its investments. Additionally, each REX-OspreyTM Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and each REX-OspreyTM Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of a REX-OspreyTM Subsidiary constitute principal investment strategies and principal risks of its corresponding Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of each Fund and its respective REX-OspreyTM Subsidiary.

In order to help each Fund meet its investment objective by maintaining exposure to the Reference Asset and Reference ETPs that themselves provide exposure to the Reference Asset, and also by maintaining its tax status as a regulated investment company, each Fund may invest in:

Reverse Repurchase Agreements

Reverse repurchase agreements are a form of borrowing. Accordingly, the Fund may lose money by engaging in reverse repurchase agreement transactions.

Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s gross assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use short-term Treasury Bills it owns or purchase additional Treasury Bills to transact in reverse repurchase transactions. The reverse repurchase agreements will increase the Fund’s gross assets, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will treat the reverse repurchase agreement transactions as derivatives transactions for purposes of Rule 18f-4 under the 1940 Act, including as applicable the value-at-risk limit on leverage risk. To the extent sales and dispositions of portfolio assets in connection with the quarterly diversification test will result in distributions to shareholders, the composition of such distributions may consist of short term or long-term capital gains, or both.

Each Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Principal Risks of Investing in the Funds

There can be no assurance that each Fund will achieve its respective investment objective. The following information is in addition to, and should be read along with, the description of each Fund’s principal investment risks in the section titled “Fund Summary - Principal Investment Risks” above. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a principal risk of investing in each Fund, regardless of the order in which it appears.

REX-OSPREYTM AAVE ETF Risks

AAVE Investing Risk. Cryptocurrencies, such as AAVE, operate without central authority or banks and are not backed by any government. Cryptocurrencies are often referred to as “virtual assets” or “digital assets,” and function as decentralized, peer-to-peer networks for financial transactions, governance, and value storage. AAVE is not legal tender. Investments linked to AAVE can be highly volatile compared to traditional securities, and the Fund may experience sudden and significant losses. The markets for AAVE and AAVE-related investments may also become illiquid. These markets may fluctuate widely based on numerous factors, including overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics, and pandemics), changes in interest rates, or inflation. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. A number of factors affect the price and market for AAVE:

●	New Technology. AAVE is a relatively new technological innovation with a limited operating history. There is little established performance record to evaluate, creating uncertainty about its long-term value and adoption.

●	Supply and Demand of AAVE. Unlike proof-of-work assets such as bitcoin, AAVE was not mined gradually over time but rather launched with a capped total supply of 16 million tokens. This fixed supply may amplify price volatility if demand increases significantly. In addition, AAVE’s utility as a governance and staking token in the Aave Protocol means demand is closely tied to protocol usage, DeFi adoption, and governance participation. Concentration of holdings among core contributors, early investors, or ecosystem funds may also affect liquidity and price dynamics.

●	Adoption and Use of AAVE. The value of AAVE depends significantly on its role in securing the Aave Protocol, participating in governance, and providing liquidity incentives. Continued adoption of AAVE depends on the success of the Aave lending markets, decentralized finance more broadly, and competing DeFi protocols. A contraction in usage may result in illiquidity, increased volatility, and a reduction in price.

●	Largely Unregulated Marketplace. Digital asset markets, including spot markets for AAVE, are relatively new and may not be subject to the same regulatory oversight as traditional securities or commodities markets. Many exchanges operate with limited transparency or investor protections, which may expose AAVE to risks of manipulation, fraud, flash crashes, or exchange failures. Suspension or closure of trading venues could reduce confidence in AAVE, impair liquidity, or adversely affect pricing.

●	Cybersecurity. As a digital asset, AAVE is subject to risks of malicious attacks, including theft from exchanges or wallets, exploitation of smart contract vulnerabilities, or validator compromise. Such events could have a material adverse effect on AAVE’s value and liquidity.

●	Forks. AAVE, like many digital assets, is an open-source project. Protocol upgrades or governance disagreements may result in forks, splitting the network into multiple versions. Forks may negatively impact adoption, create new security risks, and reduce confidence in the asset.

Risks Related to the Regulation of AAVE. Any final determination by a court or regulator that AAVE or any other digital asset is a “security” or “commodity” may adversely affect the value of AAVE and the value of the Fund’s shares. If AAVE is deemed a security and is not, or cannot be, registered as such, the Fund may be required to alter its operations significantly or terminate altogether.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex, fact-intensive, and uncertain. Public statements from regulators have clarified that Bitcoin is not currently considered a security, but the status of many other digital assets, including AAVE, remains unresolved. Non-binding SEC guidance may not be determinative, and courts could reach different conclusions.

The SEC has brought enforcement actions against issuers, promoters, and trading platforms involving various digital assets on the basis that such assets were securities. These enforcement actions create uncertainty for AAVE and its market participants.

Whether a digital asset qualifies as a “security” typically depends on judicial interpretations of statutory terms such as “investment contract” or “note,” analyzed under the Howey and Reves tests. For many digital assets, including AAVE, the outcome of these tests is not definitively resolved, and substantial arguments can often be made both in favor of and against classification. Adding further complexity, regulators and courts have suggested that an asset’s classification may evolve over time as decentralization, governance, or market structure changes.

As part of assessing whether AAVE qualifies as a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s Howey and Reves decisions), and regulatory reports, orders, and public statements.

If a court or regulator ultimately determines that AAVE is a security, the Advisor would not intend to permit the Fund to hold or trade AAVE in a manner that violates federal securities laws. In such a case, the Fund may be required to liquidate its holdings of AAVE, restructure its operations, or, if compliance is not possible, dissolve.

REX-OSPREYTM ADA + Staking ETF Risks

ADA Investing Risk. The Fund is subject to the risks of investing in ADA directly and indirectly through its investments in the ETFs that obtain exposure to ADA and other assets that provide exposure to the Reference Asset. The market price for ADA is extremely volatile and will likely continue to be volatile. ADA is the native token for the Cardano Network and is used to pay for transaction fees on the Cardano Network and for governance of the Cardano Network through voting. Accordingly, the value of ADA is largely dependent on the acceptability and usage levels of the Cardano Network and its applications by users. Factors contributing to the volatility of the price of ADA include, but are not limited to, the maintenance and development of the open-source software protocol of the Cardano Network, forks in the Cardano Network, speculation and consumer preferences and perceptions of ADA specifically and digital assets generally, investment and trading activities of large investors that invest directly or indirectly in ADA, and the fees associated with processing a transaction on the Cardano Network, the speed at which transactions are processed and settled on the Cardano Network. The price of ADA is also affected by interruptions in service from or closures or failures of major Digital Asset Trading Platforms, cloud services, and network latency. As with other digital assets and cryptocurrencies, the price of ADA can also be impacted by malicious actors (e.g., hackers and fraudsters). The perception of the Cardano Network will also affect its usage and the price of ADA. The Cardano Network’s perception can be affected by any number of factors, including, but not limited to, changes in the governance of the network, loss of faith by developers, inability to scale efficiently, or falling out of favor generally. The price of ADA may also fluctuate in the same direction as the broader cryptocurrency market or a subset of the cryptocurrency market, such as Meme Coins.

Risks Related to the Regulation of ADA. Any final determination by a court that ADA or any other digital asset is a “security” or “commodity” may adversely affect the value of ADA and the value of the Fund’s shares, and, if ADA is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a digital asset may be considered a “security” under the federal securities laws. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC did not consider Bitcoin or ETH to be securities, and does not currently consider Bitcoin to be a security. The SEC staff’s guidance regarding whether a digital asset is or is not a security is not determinative or binding and a court may come to a different conclusion.

The SEC has brought enforcement actions against the issuers and promoters of several digital assets on the basis that the digital assets in question are securities. In some enforcement contexts, ADA has been identified by regulators as a potential security, though its status remains unresolved. Such enforcement actions create uncertainty for ADA and its market participants.

Whether a digital asset is a security under the federal securities laws depends on whether it is included in the lists of instruments making up the definition of “security” in the Securities Act of 1933, the Securities Exchange Act of 1934 and the 1940 Act. Digital assets as such do not appear in any of these lists, although each list includes the terms “investment contract,” “note,” and “transferable shares” and the SEC has typically analyzed whether a particular digital asset is a security by reference to whether it meets the tests developed by the federal courts interpreting these terms, known as the Howey and Reves tests, respectively. For many digital assets, whether or not the Howey or Reves tests are met is difficult to resolve definitively, and substantial legal arguments can often be made both in favor of and against a particular digital asset qualifying as a security under one or both tests. Adding to the complexity, the courts, the SEC and the SEC staff have indicated that the security status of a particular instrument, such as a digital asset, can change over time as the relevant facts evolve.

As part of determining whether ADA is a security for purposes of the federal securities laws, the Fund takes into account a number of factors, including the various definitions of “security” under the federal securities laws and federal court decisions interpreting elements of these definitions, such as the U.S. Supreme Court’s decisions in the Howey and Reves cases, as well as reports, orders, press releases, public statements and speeches by the SEC, its commissioners and its staff providing guidance on when a digital asset may be a security for purposes of the federal securities laws.

If an appropriate court determines that ADA is a security, the Advisor would not intend to permit the Fund to continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws).

Staking Risk. When the Fund stakes ADA, the Reference Asset is subject to risks attendant to staking generally, such as illiquidity, reliance on third-party service providers, missed rewards, and validator (stake pool) problems and errors. Staking requires that the Fund lock up the staked ADA and may be subject to an unbonding period to unstake the ADA, meaning that the Fund cannot sell or transfer the staked ADA during the time that it is staked and while it is being unbonded. During the unbonding period, the Fund remains subject to the market price volatility of ADA, and may miss opportunities to sell during favorable market conditions.

Staking ADA may involve concentration risk among stake pools and infrastructure providers. Over-allocating to a small number of pools increases the risk of downtime, mismanagement, or collusion. Staked ADA is also subject to risks of security breaches, network downtime or attacks, smart contract vulnerabilities, and validator or custodian compromise, any of which can result in a loss of principal or rewards.

Liquidity Risk. Staked ADA does not become illiquid as a result of staking. ADA may be transferred, sold, or otherwise used at any time, including while delegated to a stake pool. However, there is a delay of approximately two epochs (roughly 10 days) before newly delegated ADA begins earning staking rewards. Accordingly, while ADA itself remains liquid, the timing of rewards is subject to protocol rules and may differ from the typical settlement times of other assets, such as securities. The Adviser will manage the Fund’s portfolio assets to remain within applicable liquidity limits under the Fund’s liquidity risk management program, and will not have more than 15% of the Fund’s net assets in illiquid assets. Certain assets held by the Fund, including the Reference Asset, may nevertheless be difficult to sell during times of market stress or disruption. Market illiquidity may cause losses for the Fund. If the Fund is required to sell an asset at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that an asset that is deemed liquid when purchased will continue to be liquid.

Liquid Staking Token Risk. Liquid Staking Tokens held by the Fund are subject to risks associated with the price of the Liquid Staking Token and the risks associated with staking generally. The sale price of Liquid Staking Tokens is determined by the market and is not pegged or maintained by any protocol. Accordingly, although Liquid Staking Tokens are generally liquid, the market price of a Liquid Staking Token may differ from the value of the underlying Reference Asset and accumulated rewards, if any. This means that if the Fund needed to convert a Liquid Staking Token to cash to meet short-term liquidity needs (e.g., to meet AP redemption requests), it may be required to sell Liquid Staking Tokens into the market at a disadvantageous price compared to if the Fund were able to redeem or unwrap the Liquid Staking Token. In addition to price risk, Liquid Staking Tokens are also subject to the risk that a portion of the staked Reference Asset is slashed due to a validator breaking the rules of a network. Liquid Staking Tokens are also subject to the risk that the Fund’s custodian holding the staked Reference Asset is compromised or hacked and loses control of the private keys and the staked Reference Asset being lost. Liquid Staking Tokens are also subject to technological, coding, and smart contract risks in that the network and smart contract running the Liquid Staking Token protocol may be compromised in unforeseen ways. To the extent the Fund uses Liquid Staking Tokens, to mitigate against the risks of staking generally (e.g., illiquidity and market volatility), such mitigation efforts may not be successful or may not work as intended.

REX-OSPREYTM ATOM + Staking ETF Risks

ATOM Investing Risk. The Fund is subject to the risks of investing in ATOM directly and indirectly through its investments in ETFs that obtain exposure to ATOM and other assets that provide exposure to the Reference Asset. The market price for ATOM is extremely volatile and will likely continue to be volatile. ATOM is the native token for the Cosmos Network and is used to pay for transaction fees on the Cosmos Hub, secure the network through staking, and participate in governance through on-chain voting. Accordingly, the value of ATOM is largely dependent on the acceptability and usage levels of the Cosmos Network, including adoption of its Inter-Blockchain Communication (IBC) protocol and other ecosystem applications.

Factors contributing to the volatility of the price of ATOM include, but are not limited to, the maintenance and development of the open-source Cosmos software, forks or upgrades in the Cosmos Network, speculation and consumer preferences and perceptions of ATOM specifically and digital assets generally, investment and trading activities of large investors that invest directly or indirectly in ATOM, the fees associated with processing transactions, and the speed and scalability of the Cosmos Hub. The price of ATOM is also affected by interruptions in service from or closures or failures of major digital asset trading platforms, cloud services, or validator infrastructure. As with other digital assets and cryptocurrencies, the price of ATOM can also be impacted by malicious actors (e.g., hackers and fraudsters). The perception of the Cosmos Network will also affect usage and the price of ATOM, which may be negatively impacted by changes in governance, validator performance, inability to scale efficiently, or falling out of favor relative to competing Layer-1 blockchains. The price of ATOM may also fluctuate in the same direction as the broader cryptocurrency market or a subset of the market, such as other Proof-of-Stake assets.

Risks Related to the Regulation of ATOM. Any final determination by a court that ATOM or any other digital asset is a “security” or “commodity” may adversely affect the value of ATOM and the value of the Fund’s shares, and, if ATOM is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is uncertain. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC does not currently consider Bitcoin to be a security, but the status of many other digital assets, including ATOM, remains unresolved. The SEC staff’s guidance regarding whether a digital asset is a security is not determinative or binding, and a court may reach a different conclusion.

The SEC has brought enforcement actions against the issuers and promoters of several digital assets on the basis that such assets were securities. Such enforcement actions create uncertainty for ATOM and its market participants.

Whether a digital asset is a security under the federal securities laws depends on judicial interpretations of statutory terms such as “investment contract” and “note,” which courts analyze under the Howey and Reves tests. For many digital assets, including ATOM, whether these tests are met is not definitively resolved, and substantial legal arguments may exist both for and against classification. Adding to the complexity, courts and regulators have indicated that an asset’s classification can change over time as facts and circumstances evolve, such as governance structure, token utility, or network decentralization.

As part of determining whether ATOM is a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s decisions in Howey and Reves), and reports, orders, press releases, public statements, and speeches by the SEC and its staff.

If a court or regulator ultimately determines that ATOM is a security, the Advisor would not intend to permit the Fund to continue holding ATOM in a way that would violate federal securities laws. If necessary, the Fund would either dissolve or seek to operate in compliance with such laws.

Staking Risk. When the Fund stakes ATOM, the Reference Asset is subject to risks attendant to staking generally, such as illiquidity, reliance on third-party service providers, missed rewards, and validator problems or errors. Staking requires that the Fund lock up the staked ATOM and may be subject to an unbonding period to unstake it, meaning that the Fund cannot sell or transfer the staked ATOM during the time that it is staked and while it is being unbonded. During the unbonding period, the Fund remains subject to the market price volatility of ATOM and may miss opportunities to sell during favorable market conditions.

Staking ATOM may involve concentration risk among validators and infrastructure providers. Over-allocating to a small number of validators increases the risk of downtime, slashing penalties, mismanagement, or collusion. Staked ATOM is also subject to risks of security breaches, network downtime or attacks, smart contract vulnerabilities in staking derivatives, and validator or custodian compromise, any of which can result in a loss of principal or staking rewards.

Liquidity Risk. Currently, the unbonding period for staked ATOM is 21 days, which is longer than that of many other Proof-of-Stake networks. Accordingly, staked ATOM may not be sold within the typical settlement times of other assets, such as securities, and may be deemed illiquid or not highly liquid. The Adviser will manage the Fund’s portfolio assets to remain within applicable liquidity limits under the Fund’s liquidity risk management program, and will not have more than 15% of the Fund’s net assets in illiquid assets. As a result, the Fund may not be able to achieve its desired level of staking during certain periods.

In addition, some assets held by the Fund, including ATOM, may be difficult to sell, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including but not limited to, an economic crisis, natural disasters, epidemics/pandemics, or new legislation and regulatory changes inside or outside the United States. Illiquid assets may also be difficult to value, especially in volatile conditions. If the Fund is forced to sell an illiquid asset at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that an asset deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Liquid Staking Token Risk. Liquid Staking Tokens held by the Fund are subject to risks associated with the price of the Liquid Staking Token and the risks associated with staking generally. The sale price of Liquid Staking Tokens is determined by the market and is not pegged or maintained by any protocol. Accordingly, although Liquid Staking Tokens are generally liquid, the market price of a Liquid Staking Token may differ from the value of the underlying Reference Asset and accumulated rewards, if any. This means that if the Fund needed to convert a Liquid Staking Token to cash to meet short-term liquidity needs (e.g., to meet AP redemption requests), it may be required to sell Liquid Staking Tokens into the market at a disadvantageous price compared to if the Fund were able to redeem or unwrap the Liquid Staking Token. In addition to price risk, Liquid Staking Tokens are also subject to the risk that a portion of the staked Reference Asset is slashed due to a validator breaking the rules of a network. Liquid Staking Tokens are also subject to the risk that the Fund’s custodian holding the staked Reference Asset is compromised or hacked and loses control of the private keys and the staked Reference Asset being lost. Liquid Staking Tokens are also subject to technological, coding, and smart contract risks in that the network and smart contract running the Liquid Staking Token protocol may be compromised in unforeseen ways. To the extent the Fund uses Liquid Staking Tokens, to mitigate against the risks of staking generally (e.g., illiquidity and market volatility), such mitigation efforts may not be successful or may not work as intended.

REX-OSPREYTM AVAX + Staking ETF Risks

AVAX Investing Risk. The Fund is subject to the risks of investing in AVAX directly and indirectly through its investments in ETFs that obtain exposure to AVAX and other assets that provide exposure to the Reference Asset. The market price for AVAX is extremely volatile and will likely continue to be volatile. AVAX is the native token for the Avalanche Network and is used to pay for transaction fees on the Avalanche blockchain, secure the network through staking, and participate in governance by voting on network upgrades and parameter changes. Accordingly, the value of AVAX is largely dependent on the acceptability and usage levels of the Avalanche Network and its applications, including decentralized finance (DeFi), non-fungible tokens (NFTs), and enterprise blockchain deployments.

Factors contributing to the volatility of the price of AVAX include, but are not limited to, the maintenance and development of the open-source Avalanche protocol, forks or upgrades in the Avalanche Network, speculation and consumer preferences and perceptions of AVAX specifically and digital assets generally, investment and trading activities of large investors that invest directly or indirectly in AVAX, and the fees and speeds associated with transaction processing. The price of AVAX is also affected by interruptions in service from or closures or failures of major digital asset trading platforms, cloud services, and validator infrastructure. As with other digital assets, the price of AVAX can also be impacted by malicious actors (e.g., hackers and fraudsters). The perception of the Avalanche Network can also affect usage and the price of AVAX, which may be negatively impacted by changes in governance, validator incentives, inability to scale efficiently, or declining relevance relative to other competing Layer-1 blockchains. The price of AVAX may also fluctuate with broader cryptocurrency market trends, or subsets of the market, such as smart contract platforms.

Risks Related to the Regulation of AVAX. Any final determination by a court that AVAX or any other digital asset is a “security” or “commodity” may adversely affect the value of AVAX and the value of the Fund’s shares, and, if AVAX is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a digital asset may be considered a “security” under the federal securities laws. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is uncertain. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC does not currently consider Bitcoin to be a security, but the status of many other digital assets, including AVAX, remains unresolved. The SEC staff’s guidance regarding whether a digital asset is a security is not determinative or binding, and a court may reach a different conclusion.

The SEC has brought enforcement actions against issuers and promoters of several digital assets on the basis that such assets were securities. Such enforcement actions create uncertainty for AVAX and its market participants.

Whether a digital asset is a security under the federal securities laws depends on judicial interpretations of statutory terms such as “investment contract” and “note,” which courts analyze under the Howey and Reves tests. For many digital assets, including AVAX, whether these tests are met is not definitively resolved, and substantial legal arguments may exist both for and against classification. Adding to the complexity, courts and regulators have indicated that an asset’s classification can change over time as facts and circumstances evolve, such as governance structure, network decentralization, or token usage.

As part of determining whether AVAX is a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s decisions in Howey and Reves), and reports, orders, press releases, public statements, and speeches by the SEC and its staff.

If a court or regulator ultimately determines that AVAX is a security, the Advisor would not intend to permit the Fund to continue holding AVAX in a way that would violate federal securities laws. If necessary, the Fund would either dissolve or seek to operate in compliance with such laws.

Staking Risk. When the Fund stakes AVAX, the Reference Asset is subject to risks attendant to staking generally, such as illiquidity, reliance on third-party service providers, missed rewards, and validator problems or errors. Staking requires that the Fund lock up the staked AVAX and may be subject to an unbonding period to unstake it, meaning that the Fund cannot sell or transfer the staked AVAX during the time that it is staked and while it is being unbonded. During the unbonding period, the Fund remains subject to the market price volatility of AVAX and may miss opportunities to sell during favorable market conditions.

Staking AVAX may involve concentration risk among validators and infrastructure providers. The Avalanche Network allows validators to set their own parameters, which could introduce risks related to decentralization, downtime, slashing, or mismanagement. Staked AVAX is also subject to risks of network downtime or attacks, validator compromise, security breaches, or vulnerabilities in staking-related infrastructure, any of which could result in loss of principal or staking rewards.

Liquidity Risk. Staked AVAX is subject to a minimum lock-up period of approximately 14 days (and up to one year), which is determined at the time of staking and cannot be shortened. During the lock-up period, AVAX cannot be transferred, sold, or redelegated. Accordingly, staked AVAX may not be sold within the typical settlement times of other assets, such as securities, and may be deemed illiquid or not highly liquid. The Adviser will manage the Fund’s portfolio assets to remain within applicable liquidity limits under the Fund’s liquidity risk management program and will not have more than 15% of the Fund’s net assets in illiquid assets. Certain assets held by the Fund, including AVAX, may be difficult to sell during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, or new legislation and regulatory changes inside or outside the United States. Illiquid assets may also be difficult to value, especially in volatile conditions. If the Fund is required to sell an illiquid asset at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that an asset deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Liquid Staking Token Risk. Liquid Staking Tokens held by the Fund are subject to risks associated with the price of the Liquid Staking Token and the risks associated with staking generally. The sale price of Liquid Staking Tokens is determined by the market and is not pegged or maintained by any protocol. Accordingly, although Liquid Staking Tokens are generally liquid, the market price of a Liquid Staking Token may differ from the value of the underlying Reference Asset and accumulated rewards, if any. This means that if the Fund needed to convert a Liquid Staking Token to cash to meet short-term liquidity needs (e.g., to meet AP redemption requests), it may be required to sell Liquid Staking Tokens into the market at a disadvantageous price compared to if the Fund were able to redeem or unwrap the Liquid Staking Token. In addition to price risk, Liquid Staking Tokens are also subject to the risk that a portion of the staked Reference Asset is slashed due to a validator breaking the rules of a network. Liquid Staking Tokens are also subject to the risk that the Fund’s custodian holding the staked Reference Asset is compromised or hacked and loses control of the private keys and the staked Reference Asset being lost. Liquid Staking Tokens are also subject to technological, coding, and smart contract risks in that the network and smart contract running the Liquid Staking Token protocol may be compromised in unforeseen ways. To the extent the Fund uses Liquid Staking Tokens, to mitigate against the risks of staking generally (e.g., illiquidity and market volatility), such mitigation efforts may not be successful or may not work as intended.

REX-OSPREYTM BCH ETF Risks

BCH Investing Risk. Cryptocurrencies, such as BCH, operate without central authority or banks and are not backed by any government. Cryptocurrencies are often referred to as “virtual assets” or “digital assets,” and function as decentralized, peer-to-peer networks for financial transactions and value storage that can be used like money. BCH is not legal tender. Investments linked to BCH can be highly volatile compared to investments in traditional securities, and the Fund may experience sudden and substantial losses. The markets for BCH and BCH-related investments may also become illiquid. These markets may fluctuate widely based on numerous factors, including overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics, and pandemics), interest rate changes, or inflation. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. A number of factors affect the price and market for BCH:

●	New Technology. BCH is a relatively new technological innovation with a limited operating history. There is little established performance record to evaluate, creating uncertainty about its long-term value and adoption.

●	Supply and Demand of BCH. BCH has a fixed maximum supply of 21 million coins, following the same issuance model as Bitcoin. Block rewards are halved approximately every four years, which reduces new issuance and may create scarcity effects over time. This fixed supply may amplify price volatility if demand increases significantly. In addition, BCH mining is concentrated among a relatively small number of pools, which may impact decentralization and security.

●	Adoption and Use of BCH. The value of BCH depends significantly on its use as a medium of exchange and settlement layer for payments. While BCH is designed for fast, low-cost peer-to-peer transactions, long-term adoption is uncertain, particularly as it competes with other cryptocurrencies that may be more widely used or technologically advanced. A contraction in usage may result in illiquidity, increased volatility, and a reduction in price.

●	Largely Unregulated Marketplace. Digital asset markets, including spot markets for BCH, are relatively new and may not be subject to the same regulatory oversight as traditional securities or commodities markets. Many exchanges operate with limited transparency or investor protections, which may expose BCH to risks of manipulation, fraud, flash crashes, or exchange failures. Suspension or closure of trading venues could reduce confidence in BCH, impair liquidity, or adversely affect pricing.

●	Cybersecurity. As a digital asset, BCH is subject to risks of malicious attacks, including theft from exchanges or wallets, exploitation of protocol vulnerabilities, or 51% attacks. Such events could have a material adverse effect on BCH’s value and liquidity.

●	Forks. BCH itself was created in 2017 as a result of a fork of the Bitcoin blockchain. Like many open-source projects, BCH may be subject to further protocol disagreements that result in additional forks. Forks may negatively impact adoption, create new security risks, and reduce confidence in the asset.

Risks Related to the Regulation of BCH. Any final determination by a court or regulator that BCH or any other digital asset is a “security” or “commodity” may adversely affect the value of BCH and the value of the Fund’s shares. If BCH is deemed a security and is not, or cannot be, registered as such, the Fund may be required to alter its operations significantly or terminate altogether.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex, fact-intensive, and uncertain. Public statements from regulators have clarified that Bitcoin is not currently considered a security, but the status of many other digital assets, including BCH, remains unresolved. Non-binding SEC guidance may not be determinative, and courts could reach different conclusions.

The SEC has brought enforcement actions against issuers, promoters, and trading platforms involving various digital assets on the basis that such assets were securities. These enforcement actions create uncertainty for BCH and its market participants.

Whether a digital asset qualifies as a “security” typically depends on judicial interpretations of statutory terms such as “investment contract” or “note,” analyzed under the Howey and Reves tests. For many digital assets, including BCH, the outcome of these tests is not definitively resolved, and substantial arguments can often be made both in favor of and against classification. Adding further complexity, regulators and courts have suggested that an asset’s classification may evolve over time as decentralization, governance, or market structure changes.

As part of assessing whether BCH qualifies as a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s Howey and Reves decisions), and regulatory reports, orders, and public statements.

If a court or regulator ultimately determines that BCH is a security, the Advisor would not intend to permit the Fund to hold or trade BCH in a manner that violates federal securities laws. In such a case, the Fund may be required to liquidate its holdings of BCH, restructure its operations, or, if compliance is not possible, dissolve.

REX-OSPREYTM CRO + Staking ETF Risks

CRO Investing Risk. The Fund is subject to the risks of investing in CRO directly and indirectly through its investments in ETFs that obtain exposure to CRO and other assets that provide exposure to the Reference Asset. The market price for CRO is extremely volatile and will likely continue to be volatile. CRO is the native token of the Cronos ecosystem and the Crypto.com exchange. It is used to pay for transaction fees on the Cronos blockchain, access rewards and discounts on the Crypto.com platform, and participate in staking and ecosystem programs. Accordingly, the value of CRO is largely dependent on the acceptability and usage levels of the Cronos Network and the broader adoption of Crypto.com’s exchange, payment services, and applications.

Factors contributing to the volatility of the price of CRO include, but are not limited to, the maintenance and development of the Cronos blockchain, forks or upgrades in the protocol, speculation and consumer perceptions of CRO specifically and digital assets generally, investment and trading activity of large holders, and the usage of CRO within the Crypto.com platform. The price of CRO is also affected by interruptions in service from or closures of major digital asset trading platforms, reliance on centralized infrastructure, or cybersecurity events targeting Crypto.com or the Cronos Network. As with other digital assets, CRO’s price can also be influenced by malicious actors (e.g., hackers and fraudsters). The perception of the Cronos ecosystem will affect CRO’s usage and price, which may decline if the network fails to scale effectively, loses support from developers, or falls out of favor relative to competitors. CRO may also fluctuate in line with broader cryptocurrency market trends or subsets of the market, such as exchange tokens.

Risks Related to the Regulation of CRO. Any final determination by a court that CRO or any other digital asset is a “security” or “commodity” may adversely affect the value of CRO and the value of the Fund’s shares, and, if CRO is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex and difficult to apply, and the outcome is uncertain. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC does not currently consider Bitcoin to be a security, but the status of many other digital assets, including CRO, remains unresolved. The SEC staff’s guidance regarding whether a digital asset is a security is not determinative or binding, and a court may reach a different conclusion.

The SEC has brought enforcement actions against issuers and promoters of several digital assets on the basis that such assets were securities. Such enforcement actions create uncertainty for CRO and its market participants.

Whether a digital asset is a security under the federal securities laws depends on judicial interpretations of statutory terms such as “investment contract” and “note,” which courts analyze under the Howey and Reves tests. For many digital assets, including CRO, whether these tests are met is not definitively resolved, and substantial legal arguments may exist both in favor of and against classification. Adding to the complexity, courts and regulators have indicated that an asset’s classification can change over time as facts and circumstances evolve, such as network decentralization, governance, or token utility.

As part of determining whether CRO is a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s decisions in Howey and Reves), and reports, orders, press releases, public statements, and speeches by the SEC and its staff.

If a court or regulator ultimately determines that CRO is a security, the Advisor would not intend to permit the Fund to continue holding CRO in a way that would violate federal securities laws. If necessary, the Fund would either dissolve or seek to operate in compliance with such laws.

Staking Risk. When the Fund stakes CRO, the Reference Asset is subject to risks attendant to staking generally, such as illiquidity, reliance on third-party service providers, missed rewards, and validator problems or errors. Staking requires that the Fund lock up the staked CRO and may be subject to an unbonding period to unstake it, meaning that the Fund cannot sell or transfer the staked CRO during the time that it is staked and while it is being unbonded. During the unbonding period, the Fund remains subject to the market price volatility of CRO and may miss opportunities to sell during favorable market conditions.

Staking CRO may involve concentration risk among validators and infrastructure providers, especially given the role of the Crypto.com platform in ecosystem participation. Over-allocating to a small number of validators increases risks of downtime, slashing, mismanagement, or collusion. Staked CRO is also subject to risks of network downtime or attacks, validator compromise, security breaches, or vulnerabilities in staking-related smart contracts, any of which can result in the loss of principal or staking rewards.

Liquidity Risk. Currently, the unbonding period for staked CRO on the Cronos blockchain is approximately 28 days, though actual withdrawal times may vary depending on validator and network conditions. Accordingly, staked CRO may not be sold within the typical settlement times of other assets, such as securities, and may be deemed illiquid or not highly liquid. The Adviser will manage the Fund’s portfolio assets to remain within applicable liquidity limits under the Fund’s liquidity risk management program, and will not have more than 15% of the Fund’s net assets in illiquid assets. As a result, the Fund may not be able to achieve its desired level of staking during certain periods.

In addition, some assets held by the Fund, including CRO, may be difficult to sell, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including but not limited to, an economic crisis, natural disasters, epidemics/pandemics, or new legislation and regulatory changes inside or outside the United States. Illiquid assets may also be difficult to value, especially in volatile conditions. If the Fund is forced to sell an illiquid asset at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that an asset deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Liquid Staking Token Risk. Liquid Staking Tokens held by the Fund are subject to risks associated with the price of the Liquid Staking Token and the risks associated with staking generally. The sale price of Liquid Staking Tokens is determined by the market and is not pegged or maintained by any protocol. Accordingly, although Liquid Staking Tokens are generally liquid, the market price of a Liquid Staking Token may differ from the value of the underlying Reference Asset and accumulated rewards, if any. This means that if the Fund needed to convert a Liquid Staking Token to cash to meet short-term liquidity needs (e.g., to meet AP redemption requests), it may be required to sell Liquid Staking Tokens into the market at a disadvantageous price compared to if the Fund were able to redeem or unwrap the Liquid Staking Token. In addition to price risk, Liquid Staking Tokens are also subject to the risk that a portion of the staked Reference Asset is slashed due to a validator breaking the rules of a network. Liquid Staking Tokens are also subject to the risk that the Fund’s custodian holding the staked Reference Asset is compromised or hacked and loses control of the private keys and the staked Reference Asset being lost. Liquid Staking Tokens are also subject to technological, coding, and smart contract risks in that the network and smart contract running the Liquid Staking Token protocol may be compromised in unforeseen ways. To the extent the Fund uses Liquid Staking Tokens, to mitigate against the risks of staking generally (e.g., illiquidity and market volatility), such mitigation efforts may not be successful or may not work as intended.

REX-OSPREYTM DOT + Staking ETF Risks

DOT Investing Risk. The Fund is subject to the risks of investing in DOT directly and indirectly through its investments in ETFs that obtain exposure to DOT and other assets that provide exposure to the Reference Asset. The market price for DOT is extremely volatile and will likely continue to be volatile. DOT is the native token of the Polkadot Network and is used to pay for transaction fees, secure the network through staking, and participate in governance by voting on protocol changes, parachain slot auctions, and upgrades. Accordingly, the value of DOT is largely dependent on the acceptability and usage levels of the Polkadot Network and its applications, including parachain deployments and cross-chain interoperability.

Factors contributing to the volatility of the price of DOT include, but are not limited to, the maintenance and development of the open-source Polkadot protocol, forks or upgrades in the network, speculation and consumer preferences and perceptions of DOT specifically and digital assets generally, investment and trading activities of large investors, and network fees and scalability. The price of DOT is also affected by interruptions in service from or closures of major digital asset trading platforms, cloud services, or validator infrastructure. As with other digital assets, the price of DOT can also be impacted by malicious actors (e.g., hackers and fraudsters). The perception of the Polkadot ecosystem may also affect DOT’s usage and price, particularly if developer adoption slows, if competing Layer-1 platforms achieve greater traction, or if governance controversies reduce community confidence. DOT may also fluctuate in the same direction as the broader cryptocurrency market or subsets of the market, such as Proof-of-Stake interoperability tokens.

Risks Related to the Regulation of DOT. Any final determination by a court that DOT or any other digital asset is a “security” or “commodity” may adversely affect the value of DOT and the value of the Fund’s shares, and, if DOT is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a digital asset may be considered a “security” under the federal securities laws. The test for determining whether a digital asset is a “security” is complex and difficult to apply, and the outcome is uncertain. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC does not currently consider Bitcoin to be a security, but the status of many other digital assets, including DOT, remains unresolved. The SEC staff’s guidance regarding whether a digital asset is a security is not determinative or binding, and a court may reach a different conclusion.

The SEC has brought enforcement actions against the issuers and promoters of several digital assets on the basis that such assets were securities. Such enforcement actions create uncertainty for DOT and its market participants.

Whether a digital asset is a security under the federal securities laws depends on judicial interpretations of statutory terms such as “investment contract” and “note,” which courts analyze under the Howey and Reves tests. For many digital assets, including DOT, whether these tests are met is not definitively resolved, and substantial legal arguments may exist both in favor of and against classification. Adding to the complexity, courts and regulators have indicated that an asset’s classification can change over time as facts and circumstances evolve, such as governance structures, staking models, or usage.

As part of determining whether DOT is a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s decisions in Howey and Reves), and reports, orders, press releases, public statements, and speeches by the SEC and its staff.

If a court or regulator ultimately determines that DOT is a security, the Advisor would not intend to permit the Fund to continue holding DOT in a way that would violate federal securities laws. If necessary, the Fund would either dissolve or seek to operate in compliance with such laws.

Staking Risk. When the Fund stakes DOT, the Reference Asset is subject to risks attendant to staking generally, such as illiquidity, reliance on third-party service providers, missed rewards, and validator problems or errors. Staking requires that the Fund lock up the staked DOT and may be subject to an unbonding period to unstake it, meaning that the Fund cannot sell or transfer the staked DOT during the time that it is staked and while it is being unbonded. During the unbonding period, the Fund remains subject to the market price volatility of DOT and may miss opportunities to sell during favorable market conditions.

Staking DOT may involve concentration risk among validators and infrastructure providers. The Polkadot nomination system delegates stake across validators, but risks remain if too much stake is concentrated in a few entities. Over-allocating to a limited number of validators increases the likelihood of downtime, mismanagement, or collusion. Staked DOT is also subject to risks of slashing penalties for validator misbehavior, network downtime or attacks, validator compromise, or vulnerabilities in staking-related tools, any of which can result in loss of principal or staking rewards.

Liquidity Risk. Currently, the unbonding period for staked DOT is 28 days, which is longer than that of many other Proof-of-Stake networks. Accordingly, staked DOT may not be sold within the typical settlement times of other assets, such as securities, and may be deemed illiquid or not highly liquid. The Adviser will manage the Fund’s portfolio assets to remain within applicable liquidity limits under the Fund’s liquidity risk management program, and will not have more than 15% of the Fund’s net assets in illiquid assets. As a result, the Fund may not be able to achieve its desired level of staking during certain periods.

In addition, some assets held by the Fund, including DOT, may be difficult to sell, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including but not limited to, an economic crisis, natural disasters, epidemics/pandemics, or new legislation and regulatory changes inside or outside the United States. Illiquid assets may also be difficult to value, especially in volatile conditions. If the Fund is forced to sell an illiquid asset at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that an asset deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Liquid Staking Token Risk. Liquid Staking Tokens held by the Fund are subject to risks associated with the price of the Liquid Staking Token and the risks associated with staking generally. The sale price of Liquid Staking Tokens is determined by the market and is not pegged or maintained by any protocol. Accordingly, although Liquid Staking Tokens are generally liquid, the market price of a Liquid Staking Token may differ from the value of the underlying Reference Asset and accumulated rewards, if any. This means that if the Fund needed to convert a Liquid Staking Token to cash to meet short-term liquidity needs (e.g., to meet AP redemption requests), it may be required to sell Liquid Staking Tokens into the market at a disadvantageous price compared to if the Fund were able to redeem or unwrap the Liquid Staking Token. In addition to price risk, Liquid Staking Tokens are also subject to the risk that a portion of the staked Reference Asset is slashed due to a validator breaking the rules of a network. Liquid Staking Tokens are also subject to the risk that the Fund’s custodian holding the staked Reference Asset is compromised or hacked and loses control of the private keys and the staked Reference Asset being lost. Liquid Staking Tokens are also subject to technological, coding, and smart contract risks in that the network and smart contract running the Liquid Staking Token protocol may be compromised in unforeseen ways. To the extent the Fund uses Liquid Staking Tokens, to mitigate against the risks of staking generally (e.g., illiquidity and market volatility), such mitigation efforts may not be successful or may not work as intended.

REX-OSPREYTM ENA ETF Risks

ENA Investing Risk. Cryptocurrencies, such as ENA, operate without central authority or banks and are not backed by any government. Cryptocurrencies are often referred to as “virtual assets” or “digital assets,” and function as decentralized, peer-to-peer financial trading platforms, governance mechanisms, and stores of value. ENA is not legal tender. Investments linked to ENA can be highly volatile compared to investments in traditional securities, and the Fund may experience sudden and substantial losses. The markets for ENA and ENA-related investments may also become illiquid. These markets may fluctuate widely based on numerous factors, including overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics, and pandemics), interest rate changes, or inflation. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. A number of factors affect the price and market for ENA:

●	New Technology. ENA is a relatively new digital asset, launched in 2024, with limited operating history. There is little established performance record for its price, creating uncertainty around its long-term value and adoption.

●	Supply and Demand of ENA. ENA has a fixed maximum supply of 15 billion tokens, with structured allocations for contributors, investors, community incentives, and governance programs. Unlock schedules and vesting periods may increase circulating supply over time, potentially impacting price. Demand for ENA is tied to its role in governance of the Ethena Protocol and alignment with adoption of its synthetic stablecoin, USDe. Concentration of holdings among early contributors, investors, or the foundation could affect market dynamics and price volatility.

●	Adoption and Use of ENA. The value of ENA depends significantly on its role in protocol governance, staking, and as a mechanism to align incentives between participants in the Ethena ecosystem. Adoption is closely tied to growth of the USDe synthetic dollar and other Ethena products. Reduced adoption or contraction of the protocol may result in illiquidity, increased volatility, and a reduction in ENA’s price.

●	Largely Unregulated Marketplace. Digital asset markets, including spot markets for ENA, are relatively new and may not be subject to the same regulatory oversight as traditional securities or commodities markets. Many exchanges operate with limited supervision or investor protections, exposing ENA to risks of fraud, manipulation, flash crashes, or platform failures. Suspension or closure of trading venues could impair confidence, liquidity, and pricing of ENA.

●	Cybersecurity. As a digital asset, ENA is subject to risks of malicious attacks, including theft from exchanges or wallets, exploits of smart contract vulnerabilities, or governance manipulation. Such events could have a material adverse effect on ENA’s value and liquidity.

●	Forks. Like many open-source projects, the Ethena Protocol may undergo upgrades or contentious forks. Governance disagreements or protocol splits could create multiple competing versions of ENA, introduce new security risks, or undermine market confidence.

Risks Related to the Regulation of ENA. Any final determination by a court or regulator that ENA or any other digital asset is a “security” or “commodity” may adversely affect the value of ENA and the value of the Fund’s shares. If ENA is deemed a security and is not, or cannot be, registered as such, the Fund may be required to alter its operations significantly or terminate altogether.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex, fact-intensive, and uncertain. Public statements from regulators have clarified that Bitcoin is not currently considered a security, but the status of many other digital assets, including ENA, remains unresolved. Non-binding SEC guidance may not be determinative, and courts could reach different conclusions.

The SEC has brought enforcement actions against issuers, promoters, and trading platforms involving various digital assets on the basis that such assets were securities. These enforcement actions create uncertainty for ENA and its market participants.

Whether a digital asset qualifies as a “security” typically depends on judicial interpretations of statutory terms such as “investment contract” or “note,” analyzed under the Howey and Reves tests. For many digital assets, including ENA, the outcome of these tests is not definitively resolved, and substantial arguments can often be made both in favor of and against classification. Adding further complexity, regulators and courts have suggested that an asset’s classification may evolve over time as governance structures, decentralization, or usage patterns change.

As part of assessing whether ENA qualifies as a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s Howey and Reves decisions), and regulatory reports, orders, and public statements.

If a court or regulator ultimately determines that ENA is a security, the Advisor would not intend to permit the Fund to hold or trade ENA in a manner that violates federal securities laws. In such a case, the Fund may be required to liquidate its holdings of ENA, restructure its operations, or, if compliance is not possible, dissolve.

REX-OSPREYTM HBAR ETF Risks

HBAR Investing Risk. Cryptocurrencies, such as HBAR, operate without central authority or banks and are not backed by any government. Cryptocurrencies are often referred to as “virtual assets” or “digital assets,” and function as decentralized, peer-to-peer financial trading platforms and stores of value that can be used like money. HBAR is not legal tender. Investments linked to HBAR can be highly volatile compared to investments in traditional securities, and the Fund may experience sudden and substantial losses. The markets for HBAR and HBAR-related investments may also become illiquid. These markets may fluctuate widely based on numerous factors, including overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics, and pandemics), interest rate changes, or inflation. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. A number of factors affect the price and market for HBAR:

●	New Technology. HBAR is a relatively new technological innovation with a limited operating history. Its long-term value and adoption remain uncertain.

●	Supply and Demand of HBAR. HBAR has a fixed maximum supply of 50 billion tokens, with significant portions controlled by the Hedera Treasury and released gradually into circulation. These allocations, along with demand for staking, transaction fees, and enterprise adoption, may affect liquidity and volatility. Concentration of holdings among Hedera-affiliated entities could also influence market dynamics.

●	Adoption and Use of HBAR. HBAR’s value depends on adoption of the Hedera network for enterprise and institutional use cases, including payments, tokenization, decentralized applications, and network services such as consensus and file storage. If adoption stagnates or competitors gain traction, demand for HBAR may decline, leading to price volatility and reduced liquidity.

●	Largely Unregulated Marketplace. Digital asset markets, including spot markets for HBAR, are relatively new and may not be subject to the same regulatory oversight as traditional securities or commodities markets. Many exchanges operate with limited transparency or investor protections, exposing HBAR to risks of manipulation, fraud, flash crashes, or operational failures. Exchange suspensions or closures could reduce confidence in HBAR, impair liquidity, or adversely affect pricing.

●	Cybersecurity. As a digital asset, HBAR is subject to risks of theft from exchanges or wallets, vulnerabilities in the Hedera network or its smart contract service, and risks associated with validator or custodian compromise. Any such event could materially and adversely affect HBAR’s price and liquidity.

●	Forks and Governance. Unlike many blockchains, Hedera uses a permissioned governance structure via the Hedera Governing Council. While this model avoids contentious forks, it introduces risks tied to governance decisions, council membership, and centralization concerns, any of which may impact confidence in HBAR.

Risks Related to the Regulation of HBAR. Any final determination by a court or regulator that HBAR or any other digital asset is a “security” or “commodity” may adversely affect the value of HBAR and the value of the Fund’s shares. If HBAR is deemed a security and is not, or cannot be, registered as such, the Fund may be required to alter its operations significantly or terminate altogether.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex, fact-intensive, and uncertain. Public statements from regulators have clarified that Bitcoin is not currently considered a security, but the status of many other digital assets, including HBAR, remains unresolved. Non-binding SEC guidance may not be determinative, and courts could reach different conclusions.

The SEC has brought enforcement actions against issuers, promoters, and trading platforms involving various digital assets on the basis that such assets were securities. These enforcement actions create uncertainty for HBAR and its market participants.

Whether a digital asset qualifies as a “security” typically depends on judicial interpretations of statutory terms such as “investment contract” or “note,” analyzed under the Howey and Reves tests. For many digital assets, including HBAR, the outcome of these tests is not definitively resolved, and substantial arguments can often be made both in favor of and against classification. Adding further complexity, regulators and courts have suggested that an asset’s classification may evolve over time as governance structures, decentralization, or utility change.

As part of assessing whether HBAR qualifies as a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s Howey and Reves decisions), and regulatory reports, orders, and public statements.

If a court or regulator ultimately determines that HBAR is a security, the Advisor would not intend to permit the Fund to hold or trade HBAR in a manner that violates federal securities laws. In such a case, the Fund may be required to liquidate its holdings of HBAR, restructure its operations, or, if compliance is not possible, dissolve.

REX-OSPREYTM HYPE + Staking ETF Risks

HYPE Investing Risk. The Fund is subject to the risks of investing in HYPE directly and indirectly through its investments in ETFs (or similar instruments) that obtain exposure to HYPE and other assets that provide exposure to the Reference Asset. The market price for HYPE is extremely volatile and will likely remain so. HYPE is the native token of the Hyperliquid blockchain ecosystem (including its decentralized derivatives exchange and associated infrastructure), used for transaction fees, staking, governance participation, and ecosystem rewards. Accordingly, the value of HYPE is largely dependent on the acceptability and usage level of the Hyperliquid platform, adoption of its DeFi perpetuals markets, and the growth of its validator network (including integrity and performance of validators).

●	Factors contributing to the volatility of the price of HYPE include, but are not limited to:

●	Development, maintenance, and upgrades of the Hyperliquid protocol.

●	Competition from other Layer-1 and DeFi platforms offering similar or overlapping capabilities (derivatives, perpetual trading, low latency, etc.).

●	Consumer and investor perception of HYPE and Hyperliquid relative to other tokens; speculation tends to magnify swings.

●	Trading activity of large holders or institutional investors.

●	Gas/fee costs, network latency, slippage in futures or perpetuals markets within Hyperliquid.

●	Interruptions or failures of major digital asset trading platforms, validator downtime or cloud service failures.

●	Adverse events such as hacks, fraud, or other security breaches.

●	The broader crypto market trends, macroeconomic events, regulations, and sentiment in DeFi.

Risks Related to the Regulation of HYPE. Any final determination by a court or regulator that HYPE or any other digital asset is a “security” or “commodity” may adversely affect the value of HYPE and the value of the Fund’s shares. If HYPE is not, or cannot be, registered as a security when required, this could result in significant regulatory risk or potential termination of the Fund’s operations with respect to HYPE.

Depending on its characteristics, a digital asset may be considered a “security” under U.S. federal securities laws. The test (including the Howey and Reves tests) is complex, difficult to apply, and outcomes are unpredictable. Non-binding guidance or statements by regulatory staff are not determinative, and courts may reach different conclusions under evolving facts, such as changes in governance, decentralization, or token utility.

Regulatory enforcement actions have been brought against issuers, promoters, and platforms for other digital assets under the argument that those assets are securities. This creates uncertainty for HYPE and its ecosystem participants: exchanges listing HYPE, staking providers, validators, and users could face regulatory risk if authorities assert securities law obligations.

As part of determining whether HYPE is a security, the Fund would take into account factors including statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, relevant judicial precedent, official guidance and public statements by regulators, and the evolving legal status of digital assets more broadly.

If a court or regulator determines that HYPE is a security, the Advisor would not intend to hold or trade HYPE in a manner that violates applicable laws. The Fund may need to liquidate HYPE holdings, restructure operations, or possibly dissolve if compliance is not feasible.

Staking Risk. When the Fund stakes HYPE, the Reference Asset is subject to risks attendant to staking generally, such as illiquidity, reliance on third-party service providers, missed rewards, and validator failures or misbehavior. Staking requires that the Fund lock up the staked HYPE and may be subject to a lock-up or unbonding period, meaning that the Fund cannot sell or transfer the staked HYPE during the staking period and while it is being unstaked. During the unbonding or withdrawal period, the Fund remains exposed to market price volatility of HYPE and may miss opportunities to sell under favorable conditions.

Staking HYPE may involve concentration risk among validators or infrastructure providers. Over-allocating to a small number of validators increases exposure to downtime, mismanagement, slashing penalties, or collusion. Staked HYPE is also subject to risks of network outages, attacks, validator compromise, or vulnerabilities in smart contracts or staking infrastructure, any of which could result in loss of principal or staking rewards.

Liquidity Risk. Staked HYPE is subject to a protocol-level lockup and withdrawal period before it becomes fully liquid. Typically, newly delegated HYPE is locked for about one day before it is considered staked, and thereafter there is a withdrawal (unstaking) delay of approximately seven days before the underlying HYPE tokens can be claimed and made available. Because of these mechanics, staked HYPE may not be immediately transferable or sellable, making it relatively less liquid than many other assets.

In addition, markets for HYPE may be less liquid during times of high volatility or market stress. Some exchanges may impose trading or withdrawal restrictions, or suffer from outages. Valuation of HYPE may be difficult during volatile periods. If the Fund must sell HYPE at an unfavorable time or price—or from a position requiring liquidity—it could suffer losses. There is no assurance that an asset deemed liquid when purchased will remain liquid.

Liquid Staking Token Risk. Liquid Staking Tokens held by the Fund are subject to risks associated with the price of the Liquid Staking Token and the risks associated with staking generally. The sale price of Liquid Staking Tokens is determined by the market and is not pegged or maintained by any protocol. Accordingly, although Liquid Staking Tokens are generally liquid, the market price of a Liquid Staking Token may differ from the value of the underlying Reference Asset and accumulated rewards, if any. This means that if the Fund needed to convert a Liquid Staking Token to cash to meet short-term liquidity needs (e.g., to meet AP redemption requests), it may be required to sell Liquid Staking Tokens into the market at a disadvantageous price compared to if the Fund were able to redeem or unwrap the Liquid Staking Token. In addition to price risk, Liquid Staking Tokens are also subject to the risk that a portion of the staked Reference Asset is slashed due to a validator breaking the rules of a network. Liquid Staking Tokens are also subject to the risk that the Fund’s custodian holding the staked Reference Asset is compromised or hacked and loses control of the private keys and the staked Reference Asset being lost. Liquid Staking Tokens are also subject to technological, coding, and smart contract risks in that the network and smart contract running the Liquid Staking Token protocol may be compromised in unforeseen ways. To the extent the Fund uses Liquid Staking Tokens, to mitigate against the risks of staking generally (e.g., illiquidity and market volatility), such mitigation efforts may not be successful or may not work as intended.

REX-OSPREYTM INJ + Staking ETF Risks

INJ Investing Risk. The Fund is subject to the risks of investing in INJ directly and indirectly through its investments in ETFs that obtain exposure to INJ and other assets that provide exposure to the Reference Asset. The market price for INJ is extremely volatile and will likely continue to be volatile. INJ is the native token of the Injective Protocol, a blockchain purpose-built for decentralized finance (DeFi), enabling decentralized spot and derivatives trading, cross-chain interoperability, and other financial applications. INJ is used to pay for transaction fees, secure the network through staking, and participate in governance. Accordingly, the value of INJ is largely dependent on the acceptability and usage levels of the Injective Protocol, the adoption of its DeFi applications, and the growth of its developer and user community.

Factors contributing to the volatility of the price of INJ include, but are not limited to: the development and maintenance of the Injective Protocol, speculation and consumer preferences, forks or upgrades to the protocol, trading activities of large holders, demand for INJ in staking and governance, and fees and throughput on the network. The price of INJ may also be impacted by outages or closures of digital asset trading platforms, smart contract exploits, validator downtime, and cybersecurity events. As with other digital assets, INJ’s price can also be influenced by malicious actors (e.g., hackers and fraudsters). The perception of Injective as a leading DeFi-focused blockchain is critical; if it falls out of favor relative to competing DeFi ecosystems, INJ demand and value may decline. INJ may also move in correlation with the broader cryptocurrency market or DeFi tokens specifically.

Risks Related to the Regulation of INJ. Any final determination by a court that INJ or any other digital asset is a “security” or “commodity” may adversely affect the value of INJ and the value of the Fund’s shares, and, if INJ is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex and fact-specific, and the outcome is uncertain. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC does not currently consider Bitcoin to be a security, but the status of many other digital assets, including INJ, remains unresolved. The SEC staff’s guidance regarding whether a digital asset is a security is not determinative or binding, and a court may reach a different conclusion.

The SEC has brought enforcement actions against issuers, promoters, and platforms involving various digital assets under the theory that such assets are securities. These enforcement actions create uncertainty for INJ and its market participants.

Whether a digital asset is a security under the federal securities laws depends on judicial interpretations of statutory terms such as “investment contract” and “note,” which courts analyze under the Howey and Reves tests. For many digital assets, including INJ, whether these tests are met is not definitively resolved, and substantial legal arguments may exist both in favor of and against classification. Adding to the complexity, courts and regulators have suggested that an asset’s classification may evolve over time as governance, token usage, and network decentralization change.

As part of determining whether INJ is a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s decisions in Howey and Reves), and regulatory reports, orders, press releases, and public statements.

If a court or regulator ultimately determines that INJ is a security, the Advisor would not intend to permit the Fund to continue holding INJ in a way that would violate federal securities laws. If necessary, the Fund would either dissolve or seek to operate in compliance with such laws.

Staking Risk. When the Fund stakes INJ, the Reference Asset is subject to risks attendant to staking generally, such as illiquidity, reliance on third-party service providers, missed rewards, and validator problems or errors. Staking requires that the Fund lock up the staked INJ and may be subject to an unbonding period to unstake it, meaning that the Fund cannot sell or transfer the staked INJ during the staking and unbonding period. During the unbonding period, the Fund remains subject to the market price volatility of INJ and may miss opportunities to sell during favorable market conditions.

Staking INJ may involve concentration risk among validators and infrastructure providers. Over-allocating to a small number of validators increases exposure to downtime, mismanagement, slashing penalties, or collusion. Staked INJ is also subject to risks of validator compromise, security breaches, smart contract vulnerabilities, and network downtime or attacks, any of which can result in the loss of principal or staking rewards.

Liquidity Risk. Staked INJ is subject to a protocol-defined unbonding period of approximately 21 days, during which it cannot be transferred, sold, or redelegated. Accordingly, staked INJ may not be sold within the typical settlement times of other assets, such as securities, and may be deemed illiquid or not highly liquid. The Adviser will manage the Fund’s portfolio assets to remain within applicable liquidity limits under the Fund’s liquidity risk management program, and will not have more than 15% of the Fund’s net assets in illiquid assets. As a result, the Fund may not be able to achieve its desired level of staking during certain periods.

In addition, some assets held by the Fund, including INJ, may be difficult to sell, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including but not limited to, an economic crisis, natural disasters, epidemics/pandemics, or new legislation and regulatory changes inside or outside the United States. Illiquid assets may also be difficult to value, especially in volatile conditions. If the Fund is forced to sell an illiquid asset at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that an asset deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Liquid Staking Token Risk. Liquid Staking Tokens held by the Fund are subject to risks associated with the price of the Liquid Staking Token and the risks associated with staking generally. The sale price of Liquid Staking Tokens is determined by the market and is not pegged or maintained by any protocol. Accordingly, although Liquid Staking Tokens are generally liquid, the market price of a Liquid Staking Token may differ from the value of the underlying Reference Asset and accumulated rewards, if any. This means that if the Fund needed to convert a Liquid Staking Token to cash to meet short-term liquidity needs (e.g., to meet AP redemption requests), it may be required to sell Liquid Staking Tokens into the market at a disadvantageous price compared to if the Fund were able to redeem or unwrap the Liquid Staking Token. In addition to price risk, Liquid Staking Tokens are also subject to the risk that a portion of the staked Reference Asset is slashed due to a validator breaking the rules of a network. Liquid Staking Tokens are also subject to the risk that the Fund’s custodian holding the staked Reference Asset is compromised or hacked and loses control of the private keys and the staked Reference Asset being lost. Liquid Staking Tokens are also subject to technological, coding, and smart contract risks in that the network and smart contract running the Liquid Staking Token protocol may be compromised in unforeseen ways. To the extent the Fund uses Liquid Staking Tokens, to mitigate against the risks of staking generally (e.g., illiquidity and market volatility), such mitigation efforts may not be successful or may not work as intended.

REX-OSPREYTM LINK ETF Risks

LINK Investing Risk. Cryptocurrencies, such as LINK, operate without central authority or banks and are not backed by any government. Cryptocurrencies are often referred to as “virtual assets” or “digital assets,” and function as decentralized, peer-to-peer financial trading platforms, governance mechanisms, and stores of value. LINK is not legal tender. Investments linked to LINK can be highly volatile compared to investments in traditional securities, and the Fund may experience sudden and substantial losses. The markets for LINK and LINK-related investments may also become illiquid. These markets may fluctuate widely based on numerous factors, including overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics, and pandemics), interest rate changes, or inflation. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. A number of factors affect the price and market for LINK:

●	New Technology. LINK is a relatively new technological innovation with a limited operating history. There is little established performance record for evaluating its long-term price or adoption.

●	Supply and Demand of LINK. LINK has a maximum supply of 1 billion tokens, with circulating supply increasing as tokens are distributed to node operators, ecosystem incentives, and staking programs. LINK demand is tied directly to its utility in paying Chainlink node operators and securing decentralized oracle networks. Concentration of holdings among early stakeholders, developers, or foundations may affect liquidity and price volatility.

●	Adoption and Use of LINK. LINK’s value is closely tied to its adoption as the primary payment and incentive mechanism for Chainlink’s decentralized oracle networks. Growth in decentralized finance (DeFi), cross-chain applications, and enterprise adoption can increase demand for LINK, but usage may stagnate or contract if competitors emerge or if DeFi adoption declines. Reduced adoption may lead to illiquidity, increased volatility, and price declines.

●	Largely Unregulated Marketplace. Digital asset markets, including spot markets for LINK, are relatively new and may not be subject to the same regulatory oversight as traditional securities or commodities markets. Many exchanges operate with limited transparency or investor protections, which exposes LINK to risks of manipulation, fraud, flash crashes, or operational failures. Exchange suspensions or closures could reduce confidence in LINK, impair liquidity, or adversely affect pricing.

●	Cybersecurity. As a digital asset, LINK is subject to risks of theft from exchanges or wallets, protocol exploits, governance manipulation, or attacks on oracle networks. Such events could materially and adversely affect LINK’s value and liquidity.

●	Forks. Like many open-source projects, the Chainlink protocol may undergo contentious upgrades or forks. Disagreements in governance or development could result in competing versions of LINK, which may introduce new risks and reduce confidence in the asset.

Risks Related to the Regulation of LINK. Any final determination by a court or regulator that LINK or any other digital asset is a “security” or “commodity” may adversely affect the value of LINK and the value of the Fund’s shares. If LINK is deemed a security and is not, or cannot be, registered as such, the Fund may be required to alter its operations significantly or terminate altogether.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex, fact-intensive, and uncertain. Public statements from regulators have clarified that Bitcoin is not currently considered a security, but the status of many other digital assets, including LINK, remains unresolved. Non-binding SEC guidance may not be determinative, and courts could reach different conclusions.

The SEC has brought enforcement actions against issuers, promoters, and trading platforms involving various digital assets on the basis that such assets were securities. These enforcement actions create uncertainty for LINK and its market participants.

Whether a digital asset qualifies as a “security” typically depends on judicial interpretations of statutory terms such as “investment contract” or “note,” analyzed under the Howey and Reves tests. For many digital assets, including LINK, the outcome of these tests is not definitively resolved, and substantial arguments can often be made both in favor of and against classification. Adding further complexity, regulators and courts have suggested that an asset’s classification may evolve over time as governance structures, decentralization, or usage patterns change.

As part of assessing whether LINK qualifies as a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s Howey and Reves decisions), and regulatory reports, orders, and public statements.

If a court or regulator ultimately determines that LINK is a security, the Advisor would not intend to permit the Fund to hold or trade LINK in a manner that violates federal securities laws. In such a case, the Fund may be required to liquidate its holdings of LINK, restructure its operations, or, if compliance is not possible, dissolve.

REX-OSPREYTM LTC ETF Risks

LTC Investing Risk. Cryptocurrencies, such as LTC, operate without central authority or banks and are not backed by any government. Cryptocurrencies are often referred to as “virtual assets” or “digital assets,” and function as decentralized, peer-to-peer financial trading platforms and stores of value that can be used like money. LTC is not legal tender. Investments linked to LTC can be highly volatile compared to investments in traditional securities, and the Fund may experience sudden and substantial losses. The markets for LTC and LTC-related investments may also become illiquid. These markets may fluctuate widely based on numerous factors, including overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics, and pandemics), interest rate changes, or inflation. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. A number of factors affect the price and market for LTC:

●	New Technology. LTC is a relatively new technological innovation, launched in 2011, with a more limited operating history compared to traditional assets. While it is one of the longest-standing cryptocurrencies, uncertainty remains about its long-term adoption and competitiveness.

●	Supply and Demand of LTC. LTC has a fixed maximum supply of 84 million coins, with block rewards halving roughly every four years, gradually reducing the rate of new issuance. This fixed supply may amplify price volatility if demand grows quickly, while declining block rewards may affect miner participation and network security.

●	Adoption and Use of LTC. LTC’s value is significantly tied to its adoption as a medium of exchange for faster and lower-cost transactions compared to Bitcoin. However, long-term adoption is uncertain, particularly as payment-focused cryptocurrencies compete with stablecoins, CBDCs, and other alternatives. Reduced usage may result in illiquidity, increased volatility, and lower prices.

●	Largely Unregulated Marketplace. Digital asset markets, including spot markets for LTC, are relatively new and may not be subject to the same regulatory oversight as traditional securities or commodities markets. Many exchanges operate with limited transparency or investor protections, exposing LTC to risks of manipulation, fraud, flash crashes, or operational failures. Suspension or closure of trading venues could reduce confidence in LTC, impair liquidity, or adversely affect pricing.

●	Cybersecurity. As a digital asset, LTC is subject to risks of theft from exchanges or wallets, protocol vulnerabilities, or potential network attacks (e.g., 51% attacks). Such events could adversely affect LTC’s value and liquidity.

●	Forks. Like many open-source projects, Litecoin may undergo contentious upgrades or forks. Disagreements within the community or among developers may result in competing versions of LTC, which could reduce confidence in the asset and create new risks.

Risks Related to the Regulation of LTC. Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex, fact-intensive, and uncertain. Public statements from regulators have clarified that Bitcoin is not currently considered a security, but the status of many other digital assets, including LTC, remains unresolved. Non-binding SEC guidance may not be determinative, and courts could reach different conclusions.

The SEC has brought enforcement actions against issuers, promoters, and trading platforms involving various digital assets on the basis that such assets were securities. These enforcement actions create uncertainty for LTC and its market participants.

Whether a digital asset qualifies as a “security” typically depends on judicial interpretations of statutory terms such as “investment contract” or “note,” analyzed under the Howey and Reves tests. For many digital assets, including LTC, the outcome of these tests is not definitively resolved, and substantial arguments can often be made both in favor of and against classification. Adding further complexity, regulators and courts have suggested that an asset’s classification may evolve over time as decentralization, governance, or usage patterns change.

As part of assessing whether LTC qualifies as a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s Howey and Reves decisions), and regulatory reports, orders, and public statements.

If a court or regulator ultimately determines that LTC is a security, the Advisor would not intend to permit the Fund to hold or trade LTC in a manner that violates federal securities laws. In such a case, the Fund may be required to liquidate its holdings of LTC, restructure its operations, or, if compliance is not possible, dissolve.

REX-OSPREYTM NEAR + Staking ETF Risks

NEAR Investing Risk. The Fund is subject to the risks of investing in NEAR directly and indirectly through its investments in ETFs that obtain exposure to NEAR and other assets that provide exposure to the Reference Asset. The market price for NEAR is extremely volatile and will likely continue to be volatile. NEAR is the native token of the NEAR Protocol, a Layer-1 blockchain designed for scalability, user-friendliness, and decentralized application development. NEAR is used to pay for transaction fees, secure the network through staking, and participate in governance by voting on protocol upgrades and parameters. Accordingly, the value of NEAR is largely dependent on the acceptability and usage levels of the NEAR Protocol and its applications, including decentralized finance (DeFi), NFTs, and other decentralized services.

Factors contributing to the volatility of the price of NEAR include, but are not limited to: the development and maintenance of the NEAR Protocol, forks or upgrades in the protocol, speculation and consumer sentiment around NEAR and competing Layer-1 assets, the activity of large investors or validators, and the demand for NEAR to pay for gas fees and staking. The price of NEAR is also impacted by interruptions in service from or closures of major trading platforms, validator downtime, smart contract exploits, or broader network disruptions. As with other digital assets, the price of NEAR can also be affected by malicious actors (e.g., hackers and fraudsters). The perception of NEAR as a viable alternative to other scalable Layer-1s will affect demand and adoption, which in turn influences the value of NEAR. NEAR may also fluctuate with broader cryptocurrency markets or subsets of the market, such as smart contract platform tokens.

Risks Related to the Regulation of NEAR. Any final determination by a court that NEAR or any other digital asset is a “security” or “commodity” may adversely affect the value of NEAR and the value of the Fund’s shares, and, if NEAR is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex and difficult to apply, and the outcome is uncertain. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC does not currently consider Bitcoin to be a security, but the status of many other digital assets, including NEAR, remains unresolved. The SEC staff’s guidance regarding whether a digital asset is a security is not determinative or binding, and a court may reach a different conclusion.

The SEC has brought enforcement actions against issuers, promoters, and trading platforms involving other digital assets under the theory that such assets were securities. Such enforcement actions create uncertainty for NEAR and its market participants.

Whether a digital asset is a security under the federal securities laws depends on judicial interpretations of statutory terms such as “investment contract” and “note,” which courts analyze under the Howey and Reves tests. For many digital assets, including NEAR, whether these tests are met is not definitively resolved, and substantial legal arguments may exist both in favor of and against classification. Adding to the complexity, regulators and courts have suggested that an asset’s classification may evolve over time as governance, decentralization, or utility changes.

As part of determining whether NEAR is a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s decisions in Howey and Reves), and reports, orders, press releases, public statements, and speeches by the SEC and its staff.

If a court or regulator ultimately determines that NEAR is a security, the Advisor would not intend to permit the Fund to continue holding NEAR in a way that would violate federal securities laws. If necessary, the Fund would either dissolve or seek to operate in compliance with such laws.

Staking Risk. When the Fund stakes NEAR, the Reference Asset is subject to risks attendant to staking generally, such as illiquidity, reliance on third-party service providers, missed rewards, and validator problems or errors. Staking requires that the Fund lock up the staked NEAR and may be subject to an unbonding period to unstake it, meaning that the Fund cannot sell or transfer the staked NEAR during the time that it is staked and while it is being unbonded. During the unbonding period, the Fund remains subject to the market price volatility of NEAR and may miss opportunities to sell during favorable market conditions.

Staking NEAR may involve concentration risk among validators and infrastructure providers. Over-allocating to a limited number of validators increases the risks of downtime, slashing penalties, or collusion. Staked NEAR is also subject to risks of validator compromise, smart contract vulnerabilities, network downtime or attacks, and custodian errors, any of which could result in a loss of principal or staking rewards.

Liquidity Risk. Staked NEAR is subject to a protocol-defined unbonding period of approximately 2 days, which reflects the completion of four full network epochs. Accordingly, staked NEAR may not be sold within the typical settlement times of other assets, such as securities, and may be deemed illiquid or not highly liquid. The Adviser will manage the Fund’s portfolio assets to remain within applicable liquidity limits under the Fund’s liquidity risk management program and will not have more than 15% of the Fund’s net assets in illiquid assets. As a result, the Fund may not be able to achieve its desired level of staking during certain periods.

In addition, some assets held by the Fund, including NEAR, may be difficult to sell, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including but not limited to, an economic crisis, natural disasters, epidemics/pandemics, or new legislation and regulatory changes inside or outside the United States. Illiquid assets may also be difficult to value, especially in volatile conditions. If the Fund is forced to sell an illiquid asset at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that an asset deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Liquid Staking Token Risk. Liquid Staking Tokens held by the Fund are subject to risks associated with the price of the Liquid Staking Token and the risks associated with staking generally. The sale price of Liquid Staking Tokens is determined by the market and is not pegged or maintained by any protocol. Accordingly, although Liquid Staking Tokens are generally liquid, the market price of a Liquid Staking Token may differ from the value of the underlying Reference Asset and accumulated rewards, if any. This means that if the Fund needed to convert a Liquid Staking Token to cash to meet short-term liquidity needs (e.g., to meet AP redemption requests), it may be required to sell Liquid Staking Tokens into the market at a disadvantageous price compared to if the Fund were able to redeem or unwrap the Liquid Staking Token. In addition to price risk, Liquid Staking Tokens are also subject to the risk that a portion of the staked Reference Asset is slashed due to a validator breaking the rules of a network. Liquid Staking Tokens are also subject to the risk that the Fund’s custodian holding the staked Reference Asset is compromised or hacked and loses control of the private keys and the staked Reference Asset being lost. Liquid Staking Tokens are also subject to technological, coding, and smart contract risks in that the network and smart contract running the Liquid Staking Token protocol may be compromised in unforeseen ways. To the extent the Fund uses Liquid Staking Tokens, to mitigate against the risks of staking generally (e.g., illiquidity and market volatility), such mitigation efforts may not be successful or may not work as intended.

REX-OSPREYTM OKB ETF Risks

OKB Investing Risk. Cryptocurrencies, such as OKB, operate without central authority or banks and are not backed by any government. Cryptocurrencies are often referred to as “virtual assets” or “digital assets,” and function as decentralized, peer-to-peer financial trading platforms and stores of value. OKB is not legal tender. Investments linked to OKB can be highly volatile compared to investments in traditional securities, and the Fund may experience sudden and substantial losses. The markets for OKB and OKB-related investments may also become illiquid. These markets may fluctuate widely based on numerous factors, including overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics, and pandemics), interest rate changes, or inflation. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. A number of factors affect the price and market for OKB:

●	New Technology. OKB is a relatively new technological innovation with a limited operating history. There is little established performance record for evaluating its long-term price or adoption.

●	Supply and Demand of OKB. OKB has a capped total supply of 300 million tokens, with approximately 60 million currently in circulation. OKX conducts buyback-and-burn programs that reduce supply over time. Price dynamics depend on demand for OKB within the OKX platform ecosystem (e.g., trading fee discounts, token sales, staking) as well as external market demand. Concentration of holdings among OKX and related entities may also affect liquidity and price volatility.

●	Adoption and Use of OKB. OKB’s value is closely tied to its utility within the OKX exchange and ecosystem. Demand depends on usage for trading fee discounts, participation in OKX Jumpstart token sales, and staking on OKX Chain. If adoption of OKX services declines or competitors gain market share, demand for OKB may weaken, reducing liquidity and value.

●	Largely Unregulated Marketplace. Digital asset markets, including spot markets for OKB, are relatively new and may not be subject to the same regulatory oversight as traditional securities or commodities markets. Many exchanges operate with limited transparency or investor protections, exposing OKB to risks of fraud, manipulation, flash crashes, or operational failures. Suspension or closure of exchanges could impair confidence, liquidity, and pricing of OKB.

●	Cybersecurity. As a digital asset, OKB is subject to risks of theft from exchanges or wallets, exploits of smart contracts on OKX Chain, or custodial compromises. Any such events could have a material adverse impact on OKB’s price and liquidity.

●	Forks. As an ecosystem token associated with OKX, OKB may be subject to protocol changes or modifications on OKX Chain. Governance disputes, exchange policy shifts, or changes to token utility could negatively impact its adoption, create new risks, or reduce confidence in the asset.

Risks Related to the Regulation of OKB. Any final determination by a court or regulator that OKB or any other digital asset is a “security” or “commodity” may adversely affect the value of OKB and the value of the Fund’s shares. If OKB is deemed a security and is not, or cannot be, registered as such, the Fund may be required to alter its operations significantly or terminate altogether.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex, fact-intensive, and uncertain. Public statements from regulators have clarified that Bitcoin is not currently considered a security, but the status of many other digital assets, including OKB, remains unresolved. Non-binding SEC guidance may not be determinative, and courts could reach different conclusions.

The SEC has brought enforcement actions against issuers, promoters, and trading platforms involving various digital assets on the basis that such assets were securities. These enforcement actions create uncertainty for OKB and its market participants.

Whether a digital asset qualifies as a “security” typically depends on judicial interpretations of statutory terms such as “investment contract” or “note,” analyzed under the Howey and Reves tests. For many digital assets, including OKB, the outcome of these tests is not definitively resolved, and substantial arguments can often be made both in favor of and against classification. Adding further complexity, regulators and courts have suggested that an asset’s classification may evolve over time as governance, token utility, or ecosystem characteristics change.

As part of assessing whether OKB qualifies as a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s Howey and Reves decisions), and regulatory reports, orders, and public statements.

If a court or regulator ultimately determines that OKB is a security, the Advisor would not intend to permit the Fund to hold or trade OKB in a manner that violates federal securities laws. In such a case, the Fund may be required to liquidate its holdings of OKB, restructure its operations, or, if compliance is not possible, dissolve.

REX-OSPREYTM SEI +Staking ETF Risks

SEI Investing Risk. The Fund is subject to the risks of investing in SEI directly and indirectly through its investments in ETFs that obtain exposure to SEI and other assets that provide exposure to the Reference Asset. The market price for SEI is extremely volatile and will likely continue to be volatile. SEI is the native token of the Sei Network, a Layer-1 blockchain optimized for trading and designed to provide high throughput and low-latency execution. SEI is used to pay for transaction fees, secure the network through staking, and participate in governance by voting on protocol parameters and upgrades. Accordingly, the value of SEI is largely dependent on the acceptability and usage levels of the Sei Network and its ecosystem of decentralized exchanges (DEXs), trading applications, and other decentralized applications.

Factors contributing to the volatility of the price of SEI include, but are not limited to: the development and maintenance of the Sei Protocol, speculation and investor sentiment, forks or upgrades in the Sei Network, adoption of Sei by developers and exchanges, investment and trading activities of large investors, and demand for SEI to pay transaction fees and for staking. The price of SEI may also be affected by outages or closures of major digital asset trading platforms, validator downtime, smart contract exploits, or broader market disruptions. As with other digital assets, SEI may also be negatively impacted by malicious actors (e.g., hackers and fraudsters). The perception of Sei as a fast-execution blockchain for trading will affect demand, and its value may decline if competitors capture market share, the ecosystem fails to expand, or usage decreases. SEI may also fluctuate in line with broader cryptocurrency markets or subsets of the market, such as high-performance Layer-1 tokens.

Risks Related to the Regulation of SEI. Any final determination by a court that SEI or any other digital asset is a “security” or “commodity” may adversely affect the value of SEI and the value of the Fund’s shares, and, if SEI is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex and difficult to apply, and the outcome is uncertain. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC does not currently consider Bitcoin to be a security, but the status of many other digital assets, including SEI, remains unresolved. The SEC staff’s guidance regarding whether a digital asset is a security is not determinative or binding, and a court may reach a different conclusion.

The SEC has brought enforcement actions against issuers, promoters, and platforms involving digital assets under the theory that such assets were securities. Such enforcement actions create uncertainty for SEI and its market participants.

Whether a digital asset is a security under the federal securities laws depends on judicial interpretations of statutory terms such as “investment contract” and “note,” which courts analyze under the Howey and Reves tests. For many digital assets, including SEI, whether these tests are met is not definitively resolved, and substantial legal arguments may exist both in favor of and against classification. Adding to the complexity, courts and regulators have suggested that an asset’s classification may evolve over time as decentralization, governance, or token usage changes.

As part of determining whether SEI is a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s decisions in Howey and Reves), and reports, orders, press releases, public statements, and speeches by the SEC and its staff.

If a court or regulator ultimately determines that SEI is a security, the Advisor would not intend to permit the Fund to continue holding SEI in a way that would violate federal securities laws. If necessary, the Fund would either dissolve or seek to operate in compliance with such laws.

Staking Risk. When the Fund stakes SEI, the Reference Asset is subject to risks attendant to staking generally, such as illiquidity, reliance on third-party service providers, missed rewards, and validator problems or errors. Staking requires that the Fund lock up the staked SEI and may be subject to an unbonding period to unstake it, meaning that the Fund cannot sell or transfer the staked SEI during the time that it is staked and while it is being unbonded. During the unbonding period, the Fund remains subject to the market price volatility of SEI and may miss opportunities to sell during favorable market conditions.

Staking SEI may involve concentration risk among validators and infrastructure providers. Over-allocating to a limited number of validators increases exposure to downtime, slashing penalties, or collusion. Staked SEI is also subject to risks of validator compromise, network downtime or attacks, smart contract vulnerabilities, and custodian errors, any of which could result in the loss of principal or staking rewards.

Liquidity Risk. Staked SEI is subject to a protocol-defined unbonding period of approximately 21 days, during which it cannot be transferred, sold, or redelegated. Accordingly, staked SEI may not be sold within the typical settlement times of other assets, such as securities, and may be deemed illiquid or not highly liquid. The Adviser will manage the Fund’s portfolio assets to remain within applicable liquidity limits under the Fund’s liquidity risk management program, and will not have more than 15% of the Fund’s net assets in illiquid assets. As a result, the Fund may not be able to achieve its desired level of staking during certain periods.

In addition, some assets held by the Fund, including SEI, may be difficult to sell, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including but not limited to, an economic crisis, natural disasters, epidemics/pandemics, or new legislation and regulatory changes inside or outside the United States. Illiquid assets may also be difficult to value, especially in volatile conditions. If the Fund is forced to sell an illiquid asset at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that an asset deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Liquid Staking Token Risk. Liquid Staking Tokens held by the Fund are subject to risks associated with the price of the Liquid Staking Token and the risks associated with staking generally. The sale price of Liquid Staking Tokens is determined by the market and is not pegged or maintained by any protocol. Accordingly, although Liquid Staking Tokens are generally liquid, the market price of a Liquid Staking Token may differ from the value of the underlying Reference Asset and accumulated rewards, if any. This means that if the Fund needed to convert a Liquid Staking Token to cash to meet short-term liquidity needs (e.g., to meet AP redemption requests), it may be required to sell Liquid Staking Tokens into the market at a disadvantageous price compared to if the Fund were able to redeem or unwrap the Liquid Staking Token. In addition to price risk, Liquid Staking Tokens are also subject to the risk that a portion of the staked Reference Asset is slashed due to a validator breaking the rules of a network. Liquid Staking Tokens are also subject to the risk that the Fund’s custodian holding the staked Reference Asset is compromised or hacked and loses control of the private keys and the staked Reference Asset being lost. Liquid Staking Tokens are also subject to technological, coding, and smart contract risks in that the network and smart contract running the Liquid Staking Token protocol may be compromised in unforeseen ways. To the extent the Fund uses Liquid Staking Tokens, to mitigate against the risks of staking generally (e.g., illiquidity and market volatility), such mitigation efforts may not be successful or may not work as intended.

REX-OSPREYTM SUI + Staking ETF Risks

SUI Investing Risk. The Fund is subject to the risks of investing in SUI directly and indirectly through its investments in ETFs that obtain exposure to SUI and other assets that provide exposure to the Reference Asset. The market price for SUI is extremely volatile and will likely continue to be volatile. SUI is the native token of the Sui Network, a Layer-1 blockchain built for scalability, high throughput, and low-latency execution of decentralized applications. SUI is used to pay for transaction fees, secure the network through staking, and participate in governance by voting on protocol upgrades and economic parameters. Accordingly, the value of SUI is largely dependent on the acceptability and usage levels of the Sui Network, its developer adoption, and the growth of applications built on its object-centric architecture.

Factors contributing to the volatility of the price of SUI include, but are not limited to: the development and maintenance of the Sui Protocol, forks or upgrades to the network, speculation and investor sentiment around SUI and other Layer-1 assets, the activity of large holders or validators, and demand for SUI to pay gas fees and secure the network. The price of SUI may also be affected by outages or closures of major digital asset trading platforms, validator downtime, smart contract exploits, or broader market disruptions. As with other digital assets, SUI’s price can also be impacted by malicious actors (e.g., hackers and fraudsters). The perception of Sui’s technology and scalability will affect demand, and its value may decline if adoption by developers or users slows or if competing blockchains achieve greater traction.

Risks Related to the Regulation of SUI. Any final determination by a court that SUI or any other digital asset is a “security” or “commodity” may adversely affect the value of SUI and the value of the Fund’s shares, and, if SUI is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex and difficult to apply, and the outcome is uncertain. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC does not currently consider Bitcoin to be a security, but the status of many other digital assets, including SUI, remains unresolved. The SEC staff’s guidance regarding whether a digital asset is a security is not determinative or binding, and a court may reach a different conclusion.

The SEC has brought enforcement actions against issuers, promoters, and trading platforms involving digital assets under the theory that such assets were securities. Such enforcement actions create uncertainty for SUI and its market participants.

Whether a digital asset is a security under the federal securities laws depends on judicial interpretations of statutory terms such as “investment contract” and “note,” which courts analyze under the Howey and Reves tests. For many digital assets, including SUI, whether these tests are met is not definitively resolved, and substantial legal arguments may exist both in favor of and against classification. Adding to the complexity, courts and regulators have suggested that an asset’s classification may evolve over time as decentralization, governance, or usage changes.

As part of determining whether SUI is a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s decisions in Howey and Reves), and reports, orders, press releases, public statements, and speeches by the SEC and its staff.

If a court or regulator ultimately determines that SUI is a security, the Advisor would not intend to permit the Fund to continue holding SUI in a way that would violate federal securities laws. If necessary, the Fund would either dissolve or seek to operate in compliance with such laws.

Staking Risk. When the Fund stakes SUI, the Reference Asset is subject to risks attendant to staking generally, such as illiquidity, reliance on third-party service providers, missed rewards, and validator problems or errors. Staking requires that the Fund lock up the staked SUI and may be subject to an unbonding period to unstake it, meaning that the Fund cannot sell or transfer the staked SUI during the staking and unbonding process. During the unbonding period, the Fund remains subject to the market price volatility of SUI and may miss opportunities to sell during favorable market conditions.

Staking SUI may involve concentration risk among validators and infrastructure providers. Over-allocating to a limited number of validators increases the risks of downtime, slashing penalties, or collusion. Staked SUI is also subject to risks of validator compromise, security breaches, network downtime or attacks, smart contract vulnerabilities, and custodian errors, any of which could result in a loss of principal or staking rewards.

Liquidity Risk. Staked SUI is subject to a protocol-defined unbonding period of approximately 24 hours, corresponding to the completion of an epoch. Accordingly, staked SUI may not be sold within the typical settlement times of other assets, such as securities, and may be deemed illiquid or not highly liquid. The Adviser will manage the Fund’s portfolio assets to remain within applicable liquidity limits under the Fund’s liquidity risk management program, and will not have more than 15% of the Fund’s net assets in illiquid assets. As a result, the Fund may not be able to achieve its desired level of staking during certain periods.

In addition, some assets held by the Fund, including SUI, may be difficult to sell, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including but not limited to, an economic crisis, natural disasters, epidemics/pandemics, or new legislation and regulatory changes inside or outside the United States. Illiquid assets may also be difficult to value, especially in volatile conditions. If the Fund is forced to sell an illiquid asset at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that an asset deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Liquid Staking Token Risk. Liquid Staking Tokens held by the Fund are subject to risks associated with the price of the Liquid Staking Token and the risks associated with staking generally. The sale price of Liquid Staking Tokens is determined by the market and is not pegged or maintained by any protocol. Accordingly, although Liquid Staking Tokens are generally liquid, the market price of a Liquid Staking Token may differ from the value of the underlying Reference Asset and accumulated rewards, if any. This means that if the Fund needed to convert a Liquid Staking Token to cash to meet short-term liquidity needs (e.g., to meet AP redemption requests), it may be required to sell Liquid Staking Tokens into the market at a disadvantageous price compared to if the Fund were able to redeem or unwrap the Liquid Staking Token. In addition to price risk, Liquid Staking Tokens are also subject to the risk that a portion of the staked Reference Asset is slashed due to a validator breaking the rules of a network. Liquid Staking Tokens are also subject to the risk that the Fund’s custodian holding the staked Reference Asset is compromised or hacked and loses control of the private keys and the staked Reference Asset being lost. Liquid Staking Tokens are also subject to technological, coding, and smart contract risks in that the network and smart contract running the Liquid Staking Token protocol may be compromised in unforeseen ways. To the extent the Fund uses Liquid Staking Tokens, to mitigate against the risks of staking generally (e.g., illiquidity and market volatility), such mitigation efforts may not be successful or may not work as intended.

REX-OSPREYTM TAO + Staking ETF Risks

TAO Investing Risk. The Fund is subject to the risks of investing in TAO directly and indirectly through its investments in ETFs that obtain exposure to TAO and other assets that provide exposure to the Reference Asset. The market price for TAO is extremely volatile and will likely continue to be volatile. TAO is the native token of the Bittensor Network, a decentralized protocol designed to create a marketplace for artificial intelligence (AI) and machine learning models. TAO is used to pay for network services, secure the network through staking, and participate in governance decisions. Accordingly, the value of TAO is largely dependent on the acceptability and usage levels of the Bittensor Network, adoption by AI developers and users, and the growth of applications leveraging the protocol.

Factors contributing to the volatility of the price of TAO include, but are not limited to: the development and maintenance of the Bittensor protocol, forks or upgrades to the network, speculation and investor sentiment around TAO and other AI-focused tokens, trading activity of large investors or validators, and demand for TAO within staking and governance. The price of TAO may also be affected by interruptions in service from or closures of digital asset trading platforms, validator downtime, cybersecurity events, or network attacks. As with other digital assets, TAO’s price can also be influenced by malicious actors (e.g., hackers and fraudsters). The perception of Bittensor as a viable decentralized AI marketplace is critical; if adoption slows or competing ecosystems capture market share, the demand and value of TAO may decline. TAO may also fluctuate in line with broader cryptocurrency or AI-related asset markets.

Risks Related to the Regulation of TAO. Any final determination by a court that TAO or any other digital asset is a “security” or “commodity” may adversely affect the value of TAO and the value of the Fund’s shares, and, if TAO is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex and difficult to apply, and the outcome is uncertain. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC does not currently consider Bitcoin to be a security, but the status of many other digital assets, including TAO, remains unresolved. The SEC staff’s guidance regarding whether a digital asset is a security is not determinative or binding, and a court may reach a different conclusion.

The SEC has brought enforcement actions against issuers, promoters, and platforms involving digital assets under the theory that such assets were securities. Such enforcement actions create uncertainty for TAO and its market participants.

Whether a digital asset is a security under the federal securities laws depends on judicial interpretations of statutory terms such as “investment contract” and “note,” which courts analyze under the Howey and Reves tests. For many digital assets, including TAO, whether these tests are met is not definitively resolved, and substantial legal arguments may exist both in favor of and against classification. Adding to the complexity, courts and regulators have suggested that an asset’s classification may evolve over time as governance, token usage, and network decentralization change.

As part of determining whether TAO is a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s decisions in Howey and Reves), and reports, orders, press releases, public statements, and speeches by the SEC and its staff.

If a court or regulator ultimately determines that TAO is a security, the Advisor would not intend to permit the Fund to continue holding TAO in a way that would violate federal securities laws. If necessary, the Fund would either dissolve or seek to operate in compliance with such laws.

Staking Risk. When the Fund stakes TAO, the Reference Asset is subject to risks attendant to staking generally, such as illiquidity, reliance on third-party service providers, missed rewards, and validator problems or errors. Staking requires that the Fund lock up the staked TAO and may be subject to an unbonding period to unstake it, meaning that the Fund cannot sell or transfer the staked TAO during the staking and unbonding process. During the unbonding period, the Fund remains subject to the market price volatility of TAO and may miss opportunities to sell during favorable market conditions.

Staking TAO may involve concentration risk among validators and infrastructure providers. Over-allocating to a limited number of validators increases exposure to downtime, slashing penalties, mismanagement, or collusion. Staked TAO is also subject to risks of validator compromise, network downtime or attacks, security breaches, or vulnerabilities in staking-related smart contracts, any of which could result in a loss of principal or staking rewards.

Liquidity Risk. Currently, the unbonding period for staked TAO is approximately a few hours to a few days, though this may vary depending on network conditions and validator practices. However, staking and unstaking transactions remain subject to network operation and validator performance. Accordingly, while staked TAO is generally liquid relative to many Proof-of-Stake assets, market conditions, exchange policies, or operational constraints may still limit the Fund’s ability to trade TAO promptly. The Adviser will manage the Fund’s portfolio assets to remain within applicable liquidity limits under the Fund’s liquidity risk management program, and will not have more than 15% of the Fund’s net assets in illiquid assets. As a result, the Fund may not be able to achieve its desired level of staking during certain periods.

In addition, some assets held by the Fund, including TAO, may be difficult to sell, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including but not limited to, an economic crisis, natural disasters, epidemics/pandemics, or new legislation and regulatory changes inside or outside the United States. Illiquid assets may also be difficult to value, especially in volatile conditions. If the Fund is forced to sell an illiquid asset at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that an asset deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Liquid Staking Token Risk. Liquid Staking Tokens held by the Fund are subject to risks associated with the price of the Liquid Staking Token and the risks associated with staking generally. The sale price of Liquid Staking Tokens is determined by the market and is not pegged or maintained by any protocol. Accordingly, although Liquid Staking Tokens are generally liquid, the market price of a Liquid Staking Token may differ from the value of the underlying Reference Asset and accumulated rewards, if any. This means that if the Fund needed to convert a Liquid Staking Token to cash to meet short-term liquidity needs (e.g., to meet AP redemption requests), it may be required to sell Liquid Staking Tokens into the market at a disadvantageous price compared to if the Fund were able to redeem or unwrap the Liquid Staking Token. In addition to price risk, Liquid Staking Tokens are also subject to the risk that a portion of the staked Reference Asset is slashed due to a validator breaking the rules of a network. Liquid Staking Tokens are also subject to the risk that the Fund’s custodian holding the staked Reference Asset is compromised or hacked and loses control of the private keys and the staked Reference Asset being lost. Liquid Staking Tokens are also subject to technological, coding, and smart contract risks in that the network and smart contract running the Liquid Staking Token protocol may be compromised in unforeseen ways. To the extent the Fund uses Liquid Staking Tokens, to mitigate against the risks of staking generally (e.g., illiquidity and market volatility), such mitigation efforts may not be successful or may not work as intended.

REX-OSPREYTM TRX + Staking ETF Risks

TRX Investing Risk. The Fund is subject to the risks of investing in TRX directly and indirectly through its investments in ETFs that obtain exposure to TRX and other assets that provide exposure to the Reference Asset. The market price for TRX is extremely volatile and will likely continue to be volatile. TRX is the native token of the TRON Network, a blockchain designed to support smart contracts, decentralized applications, and token issuance at scale. TRX is used to pay for transaction fees (bandwidth and energy), secure the network through staking, and participate in governance through voting for Super Representatives. Accordingly, the value of TRX is largely dependent on the acceptability and usage levels of the TRON Network and its ecosystem, including DeFi, NFTs, and stablecoin activity.

Factors contributing to the volatility of the price of TRX include, but are not limited to: the development and maintenance of the TRON protocol, forks or upgrades to the network, speculation and consumer sentiment toward TRX and other smart contract platforms, activity of large holders and validators, and demand for TRX to pay transaction fees and stake. The price of TRX may also be impacted by interruptions in service from or closures of major trading platforms, validator downtime, or cybersecurity incidents. As with other digital assets, TRX’s price can also be influenced by malicious actors (e.g., hackers and fraudsters). The perception of the TRON Network will affect TRX demand, and adoption may decline if developer or user activity falls, if competitors gain traction, or if regulatory pressure increases on TRON-linked services. TRX may also move in correlation with the broader cryptocurrency market or smart contract tokens generally.

Risks Related to the Regulation of TRX. Any final determination by a court that TRX or any other digital asset is a “security” or “commodity” may adversely affect the value of TRX and the value of the Fund’s shares, and, if TRX is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex and difficult to apply, and the outcome is uncertain. Public, though non-binding, statements by senior SEC officials have indicated that Bitcoin is not currently considered a security, but the status of many other digital assets, including TRX, remains unresolved. The SEC staff’s guidance regarding whether a digital asset is a security is not determinative or binding, and courts may reach different conclusions.

The SEC has brought enforcement actions against issuers, promoters, and platforms involving digital assets under the theory that such assets were securities. Such enforcement actions create uncertainty for TRX and its market participants.

Whether a digital asset is a security under the federal securities laws depends on judicial interpretations of statutory terms such as “investment contract” and “note,” which courts analyze under the Howey and Reves tests. For many digital assets, including TRX, whether these tests are met is not definitively resolved, and substantial legal arguments may exist both in favor of and against classification. Adding to the complexity, courts and regulators have suggested that an asset’s classification may evolve over time as governance, decentralization, or usage changes.

As part of determining whether TRX is a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s decisions in Howey and Reves), and reports, orders, press releases, public statements, and speeches by the SEC and its staff.

If a court or regulator ultimately determines that TRX is a security, the Advisor would not intend to permit the Fund to continue holding TRX in a way that would violate federal securities laws. If necessary, the Fund would either dissolve or seek to operate in compliance with such laws.

Staking Risk. When the Fund stakes TRX, the Reference Asset is subject to risks attendant to staking generally, such as illiquidity, reliance on third-party service providers, missed rewards, and validator problems or errors. Staking requires that the Fund lock up the staked TRX and may be subject to an unbonding period to unstake it, meaning that the Fund cannot sell or transfer the staked TRX during the staking and unbonding process. During the unbonding period, the Fund remains subject to the market price volatility of TRX and may miss opportunities to sell during favorable market conditions.

Staking TRX may involve concentration risk among validators or Super Representatives. Over-allocating to a small number of Super Representatives increases exposure to downtime, mismanagement, or collusion. Staked TRX is also subject to risks of validator compromise, governance failures, network downtime or attacks, and security breaches, any of which could result in a loss of principal or staking rewards.

Liquidity Risk. Currently, the unbonding period for staked TRX is approximately 14 days, though this may vary depending on network and governance conditions. Accordingly, staked TRX may not be sold within the typical settlement times of other assets, such as securities, and may be deemed illiquid or not highly liquid. The Adviser will manage the Fund’s portfolio assets to remain within applicable liquidity limits under the Fund’s liquidity risk management program, and will not have more than 15% of the Fund’s net assets in illiquid assets. As a result, the Fund may not be able to achieve its desired level of staking during certain periods.

In addition, some assets held by the Fund, including TRX, may be difficult to sell, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including but not limited to, an economic crisis, natural disasters, epidemics/pandemics, or new legislation and regulatory changes inside or outside the United States. Illiquid assets may also be difficult to value, especially in volatile conditions. If the Fund is forced to sell an illiquid asset at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that an asset deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Liquid Staking Token Risk. Liquid Staking Tokens held by the Fund are subject to risks associated with the price of the Liquid Staking Token and the risks associated with staking generally. The sale price of Liquid Staking Tokens is determined by the market and is not pegged or maintained by any protocol. Accordingly, although Liquid Staking Tokens are generally liquid, the market price of a Liquid Staking Token may differ from the value of the underlying Reference Asset and accumulated rewards, if any. This means that if the Fund needed to convert a Liquid Staking Token to cash to meet short-term liquidity needs (e.g., to meet AP redemption requests), it may be required to sell Liquid Staking Tokens into the market at a disadvantageous price compared to if the Fund were able to redeem or unwrap the Liquid Staking Token. In addition to price risk, Liquid Staking Tokens are also subject to the risk that a portion of the staked Reference Asset is slashed due to a validator breaking the rules of a network. Liquid Staking Tokens are also subject to the risk that the Fund’s custodian holding the staked Reference Asset is compromised or hacked and loses control of the private keys and the staked Reference Asset being lost. Liquid Staking Tokens are also subject to technological, coding, and smart contract risks in that the network and smart contract running the Liquid Staking Token protocol may be compromised in unforeseen ways. To the extent the Fund uses Liquid Staking Tokens, to mitigate against the risks of staking generally (e.g., illiquidity and market volatility), such mitigation efforts may not be successful or may not work as intended.

REX-OSPREYTM UNI ETF Risks

UNI Investing Risk. Cryptocurrencies, such as UNI, operate without central authority or banks and are not backed by any government. Cryptocurrencies are often referred to as “virtual assets” or “digital assets,” and function as decentralized, peer-to-peer financial trading platforms, governance mechanisms, and stores of value. UNI is not legal tender. Investments linked to UNI can be highly volatile compared to investments in traditional securities, and the Fund may experience sudden and substantial losses. The markets for UNI and UNI-related investments may also become illiquid. These markets may fluctuate widely based on numerous factors, including overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics, and pandemics), interest rate changes, or inflation. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. A number of factors affect the price and market for UNI:

●	New Technology. UNI is a relatively new digital asset, launched in 2020, with a limited operating history. There is little established performance record to evaluate its long-term value and adoption.

●	Supply and Demand of UNI. UNI has a capped supply of 1 billion tokens, with scheduled unlocks and allocations to governance, community incentives, and contributors. Demand for UNI is tied to its role in protocol governance and potential participation in fee-sharing arrangements if activated. Large concentrations of UNI in the hands of the Uniswap treasury or early stakeholders may also affect liquidity and market dynamics.

●	Adoption and Use of UNI. UNI’s value depends heavily on its adoption as the governance token of the Uniswap Protocol. If governance activity declines, or if competing decentralized exchanges capture market share, demand for UNI could weaken. Reduced adoption may result in illiquidity, increased volatility, and price declines.

●	Largely Unregulated Marketplace. Digital asset markets, including spot markets for UNI, are relatively new and may not be subject to the same regulatory oversight as traditional securities or commodities markets. Many trading venues operate with limited transparency or investor protections, which exposes UNI to risks of manipulation, fraud, flash crashes, or operational failures. Suspension or closure of exchanges could impair confidence, liquidity, and pricing of UNI.

●	Cybersecurity. As a digital asset, UNI is subject to risks of theft from exchanges or wallets, exploits in smart contracts associated with decentralized exchanges, or governance manipulation. Any such events could materially reduce UNI’s price and liquidity.

●	Forks. As an open-source project, the Uniswap Protocol may undergo upgrades, forks, or governance disputes. Forks can result in competing versions of UNI, introduce new risks, or reduce confidence in the asset.

Risks Related to the Regulation of UNI. Any final determination by a court or regulator that UNI or any other digital asset is a “security” or “commodity” may adversely affect the value of UNI and the value of the Fund’s shares. If UNI is deemed a security and is not, or cannot be, registered as such, the Fund may be required to alter its operations significantly or terminate altogether.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex, fact-intensive, and uncertain. Public statements from regulators have clarified that Bitcoin is not currently considered a security, but the status of many other digital assets, including UNI, remains unresolved. Non-binding SEC guidance may not be determinative, and courts could reach different conclusions.

The SEC has brought enforcement actions against issuers, promoters, and trading platforms involving various digital assets on the basis that such assets were securities. These enforcement actions create uncertainty for UNI and its market participants.

Whether a digital asset qualifies as a “security” typically depends on judicial interpretations of statutory terms such as “investment contract” or “note,” analyzed under the Howey and Reves tests. For many digital assets, including UNI, the outcome of these tests is not definitively resolved, and substantial arguments can often be made both in favor of and against classification. Adding further complexity, regulators and courts have suggested that an asset’s classification may evolve over time as governance, decentralization, or usage patterns change.

As part of assessing whether UNI qualifies as a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s Howey and Reves decisions), and regulatory reports, orders, and public statements.

If a court or regulator ultimately determines that UNI is a security, the Advisor would not intend to permit the Fund to hold or trade UNI in a manner that violates federal securities laws. In such a case, the Fund may be required to liquidate its holdings of UNI, restructure its operations, or, if compliance is not possible, dissolve.

REX-OSPREYTM XLM ETF Risks

XLM Investing Risk. Cryptocurrencies, such as XLM, operate without central authority or banks and are not backed by any government. Cryptocurrencies are often referred to as “virtual assets” or “digital assets,” and function as decentralized, peer-to-peer financial trading platforms and stores of value that can be used like money. XLM is not legal tender. Investments linked to XLM can be highly volatile compared to investments in traditional securities, and the Fund may experience sudden and substantial losses. The markets for XLM and XLM-related investments may also become illiquid. These markets may fluctuate widely based on numerous factors, including overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics, and pandemics), interest rate changes, or inflation. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. A number of factors affect the price and market for XLM:

●	New Technology. XLM is a relatively new technological innovation with a limited operating history compared to traditional financial instruments. Its long-term value and adoption remain uncertain.

●	Supply and Demand of XLM. XLM has a fixed maximum supply of 50 billion tokens, reduced from an original 100 billion supply following a burn event in 2019. Circulating supply dynamics are influenced by the Stellar Development Foundation (SDF), which retains a significant portion of tokens to fund ecosystem development. Concentration of holdings may affect liquidity and market dynamics.

●	Adoption and Use of XLM. XLM’s value depends heavily on adoption of the Stellar Network for cross-border payments, remittances, and tokenized asset issuance. If adoption slows, or if competitors such as Ripple (XRP), stablecoins, or central bank digital currencies (CBDCs) achieve broader usage, demand for XLM may weaken, resulting in illiquidity, price volatility, and declines in value.

●	Largely Unregulated Marketplace. Digital asset markets, including spot markets for XLM, are relatively new and may not be subject to the same regulatory oversight as traditional securities or commodities markets. Many trading venues operate with limited transparency or investor protections, exposing XLM to risks of manipulation, fraud, flash crashes, or operational failures. Exchange suspensions or closures could reduce confidence in XLM, impair liquidity, or adversely affect pricing.

●	Cybersecurity. As a digital asset, XLM is subject to risks of theft from exchanges or wallets, exploitation of protocol vulnerabilities, or attacks on the Stellar Consensus Protocol. Such events could have a material adverse impact on XLM’s price and liquidity.

●	Forks. Like many open-source projects, the Stellar Network may undergo upgrades, forks, or governance disputes. Forks could create competing versions of XLM, introduce new security risks, or reduce confidence in the asset.

Risks Related to the Regulation of XLM. Any final determination by a court or regulator that XLM or any other digital asset is a “security” or “commodity” may adversely affect the value of XLM and the value of the Fund’s shares. If XLM is deemed a security and is not, or cannot be, registered as such, the Fund may be required to alter its operations significantly or terminate altogether.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex, fact-intensive, and uncertain. Public statements from regulators have clarified that Bitcoin is not currently considered a security, but the status of many other digital assets, including XLM, remains unresolved. Non-binding SEC guidance may not be determinative, and courts could reach different conclusions.

The SEC has brought enforcement actions against issuers, promoters, and trading platforms involving various digital assets on the basis that such assets were securities. These enforcement actions create uncertainty for XLM and its market participants.

Whether a digital asset qualifies as a “security” typically depends on judicial interpretations of statutory terms such as “investment contract” or “note,” analyzed under the Howey and Reves tests. For many digital assets, including XLM, the outcome of these tests is not definitively resolved, and substantial arguments can often be made both in favor of and against classification. Adding further complexity, regulators and courts have suggested that an asset’s classification may evolve over time as governance, decentralization, or usage patterns change.

As part of assessing whether XLM qualifies as a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s Howey and Reves decisions), and regulatory reports, orders, and public statements.

If a court or regulator ultimately determines that XLM is a security, the Advisor would not intend to permit the Fund to hold or trade XLM in a manner that violates federal securities laws. In such a case, the Fund may be required to liquidate its holdings of XLM, restructure its operations, or, if compliance is not possible, dissolve.

Risks of the Funds

Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital assets/cryptocurrency industry. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and validators, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

Reference Asset Risk: Each Fund’s investments in its respective Reference Asset and ETFs and other instruments with exposure to the Reference Asset expose a Fund to the risks associated with an investment in its respective Reference Asset. Each Reference Asset is a relatively new innovation and is subject to unique and substantial risks. The market for each Reference Asset is subject to rapid price swings, changes and uncertainty.

Reference Asset ETF Investing Risk. Issuer-specific attributes related to Reference ETFs in which each Fund may invest may cause an investment held by each Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When each Fund invests in Reference ETFs it will incur costs associated with such funds, includes management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in a Reference ETF may not replicate the performance of the Reference Asset and each Fund’s investments in the Reference ETFs will not perform exactly the same as each Fund’s direct investments in the Reference Asset. However, the Adviser will still seek to invest as much of a Fund’s portfolio assets into the Reference Asset directly rather than through a Reference ETF provided that the Funds will always have at least 40% of its assets in securities. The following is a summary of risk factors related to the ETFs that invest in the Reference Assets as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in Reference Assets has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Assets, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Reference Assets, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power or staked asset. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from validators or miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Risk Factors Related to the Digital Asset Platforms

●	The value of the Shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of validators or miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

●	The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Reference Asset blockchain can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contracts platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by The Fund.

●	The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

Exchange-Traded Products Risk. The Funds invest in other ETFs and ETPs, including those based outside the United States. These investments carry the same risks as the securities they hold and may trade at prices above or below the value of their holdings. Non-U.S. ETPs are not registered investment companies and are subject to different regulations than U.S. ETFs. They may also be taxed differently for U.S. investors, which could increase the Fund’s taxable income or cause the Funds to sell investments at unfavorable times to meet tax requirements.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the REX-OspreyTM Subsidiary are organized, respectively, could result in the inability of a Fund to operate as intended and could negatively affect the Fund and its shareholders. The REX-OspreyTM Subsidiaries are not registered under the 1940 Act and are not subject to all the investor protections of the 1940 Act. Thus, each Fund, as an investor in the REX-OspreyTM Subsidiary, will not have all the protections offered to investors in registered investment companies.

Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Concentration Risk. Each Fund’s assets will be concentrated in the sector or sectors or industry or group of industries that are assigned to the Reference Asset, which will subject a Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact a Fund to a greater extent than if a Fund’s assets were invested in a wider variety of sectors or industries.

Cyber Security Risk. The Funds and its service providers, such as the custodian, are susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund and its service providers to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss, including loss of the Reference Asset. Cyber security breaches may involve unauthorized access to a Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which a Fund invests or a Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject a Fund to many of the same risks associated with direct cyber security breaches. Although each Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because each Fund does not directly control the cyber security systems of issuers or third-party service providers.

Custodian Risk. The Reference Asset and other assets held by the Fund that operate on distributed ledger/blockchain technology can only be transferred by the person holding both the public and private keys to the digital wallet in which the asset is held. The Fund’s Crypto Custodians that custody the Fund’s digital assets are in control of the private keys for each of the Fund’s digital wallets. In the event such custodian loses sole control of the private keys (e.g., through a data breach or hack), the Fund’s digital assets held by such custodian could be lost. Each Fund’s custodian uses hardware security modules (HSMs) as part of their security architecture. An HSM is a specialized device that can generate and hold private keys securely and can use those keys to sign and approve transactions. The HSMs’ custom logic verifies that all sensitive requests (withdrawals, policy changes, new user additions, etc.) are approved by a valid quorum of client users and also approved by the custodian, and they provide on-demand private key accessibility.

Foreign Securities Risk. To the extent the Funds invest in securities of foreign ETFs, such investment may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

ETF Risk.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. Additionally, there may be brokerage costs that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares are listed on a national securities exchange, such as the Exchange, and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the shares will develop or be maintained or that the shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as they seek to have exposure to a single underlying instrument as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange circuit breaker rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Issuers securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of a Fund’s assets and distributions, if any, may decline.

Indirect Investment Risk. None of the Reference Assets, nor their associated networks or protocols (such as the Aave Protocol, Cardano Network, Cosmos Network, Avalanche Network, Bitcoin Cash Network, Cronos Network, Polkadot Relay Chain, Ethena Protocol, Hedera Network, Hyperliquid Network, Injective Protocol, Chainlink Network, Litecoin Network, NEAR Protocol, OKX Ecosystem, Sei Network, Sui Network, Bittensor Network, TRON Network, Uniswap Protocol, and Stellar Network), are affiliated with the Trust, the Fund, the Adviser, or any of their affiliates. None of these networks or their developers are involved with this offering in any way and have no obligation to consider the Fund in taking any actions that might affect the value of the Fund.

Neither the Trust, the Fund, the Adviser, nor any affiliate is responsible for the performance of any Reference Asset and make no representation as to the performance of any Reference Asset. Investing in the Fund is not equivalent to investing directly in any Reference Asset.

Non-Correlation Risk. The performance of each Fund will not, and is not intended to, correlate exactly to the performance of the Reference Asset and will vary somewhat due to factors such as fees and expenses of the Fund and the Reference ETFs, transaction costs, regulatory restrictions, and active management of the Fund’s portfolio.

New Fund Risk. Each Fund is recently organized with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that a Fund will grow to or maintain an economically viable size.

Non-Diversification Risk. Because each Fund is non-diversified, each Fund may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause a Fund’s overall value to decline to a greater degree than if a Fund held a more diversified portfolio. This may increase each Fund’s volatility and have a greater impact on such Fund’s performance.

Operational Risk. Each Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a Fund’s ability to meet its investment objective. Although each Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact a Fund’s performance and cause a Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Tax Risk. The Fund intend to qualify and remain qualified as a RIC under the Code. Each Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements.

With respect to the source-of-income requirement, the Funds must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership” (the items described in clause (i) and clause (ii) collectively are “Good Income”).

The Funds may invest directly in the relevant Reference Asset and income from such investments would not qualify as Good Income because the Reference Asset and other digital assets do not meet the definition for any of the categories of Good Income. On the other hand, the Funds’ investments in cash investments will qualify as Good Income. As a general matter of operation, the Funds will seek to gain to invest directly to the Reference Assets, in whole or in part, through investments in each Fund’s respective Cayman Subsidiary. Each Subsidiary is wholly-owned and controlled by its respective REX-Osprey™ ETF. Specifically, the AAVE Subsidiary is wholly-owned and controlled by the REX-Osprey™ AAVE ETF; the ADA Subsidiary is wholly-owned and controlled by the REX-Osprey™ ADA ETF; the ATOM Subsidiary is wholly-owned and controlled by the REX-Osprey™ ATOM ETF; the AVAX Subsidiary is wholly-owned and controlled by the REX-Osprey™ AVAX ETF; the BCH Subsidiary is wholly-owned and controlled by the REX-Osprey™ BCH ETF; the CRO Subsidiary is wholly-owned and controlled by the REX-Osprey™ CRO ETF; the DOT Subsidiary is wholly-owned and controlled by the REX-Osprey™ DOT ETF; the ENA Subsidiary is wholly-owned and controlled by the REX-Osprey™ ENA ETF; the HBAR Subsidiary is wholly-owned and controlled by the REX-Osprey™ HBAR ETF; the HYPE Subsidiary is wholly-owned and controlled by the REX-Osprey™ HYPE ETF; the INJ Subsidiary is wholly-owned and controlled by the REX-Osprey™ INJ ETF; the LINK Subsidiary is wholly-owned and controlled by the REX-Osprey™ LINK ETF; the LTC Subsidiary is wholly-owned and controlled by the REX-Osprey™ LTC ETF; the NEAR Subsidiary is wholly-owned and controlled by the REX-Osprey™ NEAR ETF; the OKB Subsidiary is wholly-owned and controlled by the REX-Osprey™ OKB ETF; the SEI Subsidiary is wholly-owned and controlled by the REX-Osprey™ SEI ETF; the SUI Subsidiary is wholly-owned and controlled by the REX-Osprey™ SUI ETF; the TAO Subsidiary is wholly-owned and controlled by the REX-Osprey™ TAO ETF; the TRX Subsidiary is wholly-owned and controlled by the REX-Osprey™ TRX ETF; the UNI Subsidiary is wholly-owned and controlled by the REX-Osprey™ UNI ETF; and the XLM Subsidiary is wholly-owned and controlled by the REX-Osprey™ XLM ETF. The Funds’ investment in their respective REX-OspreyTM Subsidiary is intended to provide the Funds with exposure to Reference Asset returns while enabling the Funds to satisfy source-of-income requirements. The Funds intend to monitor all of their investments carefully to satisfy the source-of-income test.

Historically, the Internal Revenue Service (“IRS”) has issued private letter rulings in which the IRS specifically concluded that income and gains from investments in a wholly-owned foreign subsidiary that invests in commodity-linked instruments are Good Income. The Fund has not received such a private letter ruling and is not able to rely on private letter rulings issued to other taxpayers. Additionally, the IRS has suspended the granting of such private letter rulings. The IRS also recently issued proposed regulations that, if finalized, would generally treat a fund’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

Based on the principles underlying private letter rulings previously issued to other taxpayers, the Funds intend to treat its income from their respective Cayman Subsidiary as Good Income without any private letter ruling from the IRS. The tax treatment of each Fund’s investments in its REX-OspreyTM Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is Good Income, or otherwise affect the character, timing and/or amount of each Fund’s taxable income or any gains and distributions made by the Funds.

With respect to the asset-diversification requirement, each Fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of each Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of each Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of each Fund’s total assets is invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by each Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

By keeping its investment in its REX-OspreyTM Subsidiary below the 25% limit in clause (ii) of the asset-diversification test, each Fund expects to satisfy the asset-diversification requirement.

As noted above, the Funds intend to satisfy both the source-of-income and the asset-diversification requirements by following the plans outlined above, as well as all other requirements needed to maintain its status as a RIC, but it is nonetheless possible that each Fund might lose its status as a RIC. In such a case, a Fund will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to a Fund’s shareholders of such income and gain will not be deductible by a Fund in computing its taxable income. In such event, a Fund’s distributions, to the extent derived from a Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation in taxable years beginning on or before December 31, 2013, provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of a Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, a Fund would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which a Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, a Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which a Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless a Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

MANAGEMENT

The Investment Adviser. REX Advisers, LLC (the “Adviser”), 1241 Post Road, Second Floor, Fairfield, Connecticut 06824, is the investment adviser for the Funds. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a Delaware limited liability company and was organized in 2023. The Adviser provides similar services to an exchange-traded fund that employs a similar investment strategy as the Fund.

Under the Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Funds (the “Investment Advisory Agreement”), the Adviser is responsible for the day-to-day management of the Funds’ investments. The Adviser also: (i) furnishes each Fund with office space and certain administrative services; and (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board. For its services, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly, as a percentage of each Fund’s average daily net assets, noted in the table below.

Fund	Annual Management Fee
REX-OspreyTM AAVE ETF	[ ]%
REX-OspreyTM ADA +Staking ETF	[ ]%
REX- OspreyTM ATOM + Staking ETF	[ ]%
REX-OspreyTM AVAX + Staking ETF	[ ]%
REX-OspreyTM BCH ETF	[ ]%
REX-OspreyTM CRO + Staking ETF	[ ]%
REX-OspreyTM DOT + Staking ETF	[ ]%
REX- OspreyTM ENA ETF	[ ]%
REX-OspreyTM HBAR ETF	[ ]%
REX-OspreyTM HYPE + Staking ETF	[ ]%
REX- OspreyTM INJ + Staking ETF	[ ]%
REX-OspreyTM LINK ETF	[ ]%
REX-OspreyTM LTC ETF	[ ]%
REX- OspreyTM NEAR + Staking ETF	[ ]%
REX- OspreyTM OKB ETF	[ ]%
REX- OspreyTM SEI + Staking ETF	[ ]%
REX-OspreyTM SUI + Staking ETF	[ ]%
REX- OspreyTM TAO + Staking ETF	[ ]%
REX-OspreyTM TRX +Staking ETF	[ ]%
REX-OspreyTM UNI ETF	[ ]%
REX-OspreyTM XLM ETF	[ ]%

Under the Investment Advisory Agreement, the Adviser has agreed, at its own expense and without reimbursement from the Funds, to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of each Fund’s business.

Manager-of-Managers Structure

The Adviser and the Trust have been granted an exemptive order from the SEC that will allow the Fund to operate in a “manager of managers” structure whereby the Adviser, as the Fund’s investment adviser, can appoint and replace both wholly owned and unaffiliated sub-advisers, and enter into, amend and terminate sub-advisory agreements with such sub-advisers, each subject to Board approval but without obtaining prior shareholder approval (the “Manager of Managers Structure”). The Fund will, however, inform shareholders of the hiring of any new sub-adviser within 90 days after the hiring. The SEC exemptive order will provide the Fund with greater efficiency and without incurring the expenses and delays associated with obtaining shareholder approval of sub-advisory agreements with such sub-advisers.

The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions that are set forth in the SEC exemptive order. Under the Manager of Managers Structure, the Adviser will have the ultimate responsibility, subject to oversight by the Board, to oversee the sub-advisers and recommend their hiring, termination, and replacement. The Adviser will also, subject to the review and approval of the Board: set the Fund’s overall investment strategy; evaluate, select and recommend sub-advisers to manage all or a portion of the Fund’s assets; and implement procedures reasonably designed to ensure that each sub-adviser complies with the Fund’s investment objective, policies and restrictions. Subject to the review of the Board, the Adviser will allocate and, when appropriate, reallocate the Fund’s assets among sub-advisers and monitor and evaluate the sub-advisers’ performance.

A discussion regarding the basis for the Board of Trustees approving the Investment Advisory Agreement or the Funds will be available in the Funds’ semi-annual report once that report is produced.

The Portfolio Managers

The Fund is managed by Matthew Pelletier, Lead Portfolio Manager of the Adviser, and Matthew Holcomb, Senior Trader and Portfolio Manager.

Portfolio Manager - Matthew Pelletier is a portfolio manager of the Fund. Mr. Pelletier joined an affiliate of the Adviser in 2021 as Managing Director of Portfolio Management. Previously, he held positions in Fixed Income Sales and Trading at BNP Paribas, Bank of the West and Susquehanna International Group. Mr. Pelletier has more than 20 years of experience in Banking and Financial Services. Mr. Pelletier earned an MBA from the University of California at Davis.

Portfolio Manager – Matthew Holcomb is a portfolio manager of the Fund. Mr. Holcomb joined Adviser in 2025 as Senior Vice President, Senior Trader and Portfolio Manager. Previously, he was the Senior Trader, Portfolio Manager, and Business Leader for Ridgefield Capital Asset Management for over 20 years. Mr. Holcomb has more than 20 years of experience in Banking and Financial Services.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership in the Funds.

DISTRIBUTION (12B-1) PLAN

The Board has adopted a Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No Rule 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

The Trust

Each Fund is a series of the ETF Opportunities Trust, an open-end management investment company organized as a Delaware statutory trust on March 18, 2019. The Board supervises the operations of the Funds according to applicable state and federal law, and the Board is responsible for the overall management of the Fund’s business affairs.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities is available in the SAI. Complete holdings are published on the Funds’ website on a daily basis. Please visit the Funds’ website at www.rexshares.com. In addition, the Fund’s complete holdings (as of the dates of such reports) are available in reports on Form N-PORT and Form N-CSR filed with the SEC.

HOW TO BUY AND SELL SHARES

Most investors will buy and sell shares of the Funds through broker-dealers at market prices. Shares of the Funds are listed for trading on the Exchange and on the secondary market during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. Shares of the Funds are traded under the below listed trading symbols:

Fund	Trading Symbol
REX-OspreyTM AAVE ETF
REX-OspreyTM ADA +Staking ETF
REX- OspreyTM ATOM + Staking ETF
REX-OspreyTM AVAX + Staking ETF
REX-OspreyTM BCH ETF
REX-OspreyTM CRO + Staking ETF
REX-OspreyTM DOT + Staking ETF
REX- OspreyTM ENA ETF
REX-OspreyTM HBAR ETF
REX-OspreyTM HYPE + Staking ETF
REX- OspreyTM INJ + Staking ETF
REX-OspreyTM LINK ETF
REX-OspreyTM LTC ETF
REX- OspreyTM NEAR + Staking ETF
REX- OspreyTM OKB ETF
REX- OspreyTM SEI + Staking ETF
REX-OspreyTM SUI + Staking ETF
REX- OspreyTM TAO + Staking ETF
REX-OspreyTM TRX +Staking ETF
REX-OspreyTM UNI ETF
REX-OspreyTM XLM ETF

Shares may only be purchased and sold on the secondary market when the Exchange is open for trading.

When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The NAV of the Funds’ shares is calculated at the close of regular trading on the Exchange, generally 4:00 p.m. New York time, on each day the Exchange is open. The NAV of the Funds’ Shares is determined by dividing the total value of the Funds’ portfolio investments and other assets, less any liabilities, by the total number of Shares outstanding of the Funds.

In calculating its NAV, a Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments.

Fair value pricing is used by a Fund when market quotations are not readily available or are deemed to be unreliable or inaccurate based on factors such as evidence of a thin market in the security or a significant event occurring after the close of the market but before the time as of which a Fund’s NAV is calculated. When fair-value pricing is employed, the prices of assets used by a Fund to calculate its NAV may differ from quoted or published prices for the same assets.

APs may acquire shares directly from a Fund, and APs may tender their shares for redemption directly to the Fund, at NAV per share only in large blocks, or Creation Units, of at least 25,000 shares. Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the SAI.

Under normal circumstances, a Fund will pay out redemption proceeds to a redeeming AP within two (2) days after the AP’s redemption request is received, in accordance with the process set forth in the Fund’s SAI and in the agreement between the AP and the Fund’s distributor. However, a Fund reserves the right, including under stressed market conditions, to take up to seven (7) days after the receipt of a redemption request to pay an AP, all as permitted by the 1940 Act. Each Fund anticipates regularly meeting redemption requests primarily in cash, although each Fund reserves the right to pay all or portion of the redemption proceeds to an AP in-kind. Cash used for redemptions will be raised from the sale of portfolio assets or may come from existing holdings of cash or cash equivalents.

Each Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares and is recognized as the owner of all shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Shares can only be purchased and redeemed directly from a Fund in Creation Units by APs, and the vast majority of trading in shares occurs on the secondary market. Because the secondary market trades do not directly involve a Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in a Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund’s ability to achieve its investment objectives. However, direct trading by APs is critical to ensuring that shares trade at or close to NAV. Each Fund also employ fair valuation pricing to minimize potential dilution from market timing. In addition, each Fund imposes transaction fees on purchases and redemptions of shares to cover the custodial and other costs incurred by a Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Shares.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. Each Fund expects to typically satisfy redemptions in-cash. If a Fund satisfies a redemption in cash this may result in a Fund selling portfolio securities to obtain cash to meet net Fund redemptions. These sales may generate taxable gains for the ongoing shareholders of a Fund.

The Funds generally seek to make monthly distributions of staking rewards to their shareholders in their sole discretions.

No dividend reinvestment service is provided by the Funds. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of a Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, distributions will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.

Taxes

As with any investment, you should consider how your investment in shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares.

Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

-	The Fund makes distributions,

-	You sell your shares listed on the Exchange, and

-	You purchase or redeem Creation Units.

Taxes on Distributions

Distributions from a Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that a Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other requirements), if any, generally are subject to U.S. federal income tax for U.S. non-corporate shareholders who satisfy those requirements with respect to their shares at the rate for net capital gain. A part of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to U.S. corporations (the eligible portion may not exceed the aggregate dividends a Fund receives from domestic corporations subject to U.S. federal income tax (excluding REITs) and excludes dividends from foreign corporations)- subject to similar requirements. However, dividends a U.S. corporate shareholder deducts pursuant to that deduction are subject indirectly to the U.S. federal alternative minimum tax. Note that in light of the Fund’s investment objectives, it does not expect a large portion of its dividends from the Fund’s net investment income to qualify as “qualified dividend income” or qualify for the dividends-received deduction.

A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses, affect the Fund’s performance.

In general, distributions received from a Fund are subject to U.S. federal income tax when they are paid, whether taken in cash or reinvested in the Fund (if that option is available). Distributions reinvested in additional shares through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the shares in the Fund.

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

Each Fund is required to backup withhold 24% of your distributions and redemption proceeds if you have not provided the Fund with a correct taxpayer identification number (which generally is a Social Security number for individuals) in the required manner and in certain other situations.

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses from sales of shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any cash it pays. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash received. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax adviser with respect to whether the wash sale rules apply and when a loss might not be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. See “Taxes” in the SAI for a description of the requirement regarding basis determination methods applicable to share redemptions and the Fund’s obligation to report basis information to the IRS.

At the time this prospectus was prepared, there were various legislative proposals under consideration that would amend the Internal Revenue Code. At this time, though, it is not possible to determine whether any of these proposals will become law and how these changes might affect the Fund or its shareholders.

The foregoing discussion summarizes some of the possible consequences under current U.S. federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the shares under all applicable tax laws. See “Taxes” in the SAI for more information.

FUND SERVICE PROVIDERS

Commonwealth Fund Services, Inc. (the “Administrator”) is each Fund’s administrator. The firm is primarily in the business of providing administrative services to retail and institutional mutual funds and exchange-traded funds.

U.S. Bank Global Fund Services, LLC (“US Bancorp”) serves as each Fund’s fund accountant, and it provides certain other services to the Funds not provided by the Administrator. US Bancorp is primarily in the business of providing administrative and fund accounting services to retail and institutional exchange-traded funds and mutual funds.

US Bank, N.A. serves as each Fund’s custodian with respect to each Fund’s traditional securities holdings and transfer agent.

______________________ serves as each Fund’s (and each respective wholly-owned subsidiary’s) custodian with respect to the relevant Reference Asset and related assets, including LSTs.

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares.

Practus, LLP serves as legal counsel to the Trust and the Fund.

___________ serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

OTHER INFORMATION

Continuous Offering

The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells the shares directly to customers or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Dealers effecting transactions in the shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

Premium/Discount Information

When available, information regarding how often the Shares of the Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund will be available at www.rexshares.com.

FINANCIAL HIGHLIGHTS

Because the Funds have not yet commenced operations as of the date hereof, no financial highlights are available. In the future, financial highlights will be presented in this section of the Prospectus.

Privacy Notice

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

●	Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

●	Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this prospectus.

FOR MORE INFORMATION

You will find more information about the Funds in the following documents:

Statement of Additional Information: For more information about the Funds, you may wish to refer to the Funds’ SAI dated _____________, 2025, which is on file with the SEC and incorporated by reference into this prospectus.

Annual/Semi-Annual Reports: Additional information about the Funds’ investments, once available, will be available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.

You can obtain a free copy of the SAI, annual and semi-annual reports, and other information, such as the Funds’ financial statements by writing to REX-OspreyTM ETFs, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling the Fund toll-free at (844) 802-4004, by email at: mail@ccofva.com. The Funds’ annual and semi-annual reports, prospectus and SAI are all available for viewing/downloading at www.rexshares.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Copies of these documents and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies of these documents may also be obtained, after paying a duplication fee, by electronic request at the following email address: publicinfo@sec.gov.

(Investment Company Act File No. 811-23439)

Subject to Completion

The information in this Statement of Additional Information is not complete and may be changed. The Funds may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

REX-OspreyTM AAVE ETF	Ticker:
REX-OspreyTM ADA +Staking ETF	Ticker:
REX- OspreyTM ATOM + Staking ETF	Ticker:
REX-OspreyTM AVAX + Staking ETF	Ticker:
REX-OspreyTM BCH ETF	Ticker:
REX-OspreyTM CRO + Staking ETF	Ticker:
REX-OspreyTM DOT + Staking ETF	Ticker:
REX- OspreyTM ENA ETF	Ticker:
REX-OspreyTM HBAR ETF	Ticker:
REX-OspreyTM HYPE + Staking ETF	Ticker:
REX- OspreyTM INJ + Staking ETF	Ticker:
REX-OspreyTM LINK ETF	Ticker:
REX-OspreyTM LTC ETF	Ticker:
REX- OspreyTM NEAR + Staking ETF	Ticker:
REX- OspreyTM OKB ETF	Ticker:
REX- OspreyTM SEI + Staking ETF	Ticker:
REX-OspreyTM SUI + Staking ETF	Ticker:
REX- OspreyTM TAO + Staking ETF	Ticker:
REX-OspreyTM TRX +Staking ETF	Ticker:
REX-OspreyTM UNI ETF	Ticker:
REX-OspreyTM XLM ETF	Ticker:

(each, a “Fund” and collectively, the “Funds”)

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

844-802-4004

STATEMENT OF ADDITIONAL INFORMATION

Dated ________________

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectus for the Funds dated _____________, 2025, as amended September 1, 2025, as it may be supplemented or revised from time to time. This SAI is incorporated by reference into the Funds’ prospectus. You can obtain a free copy of the annual and semi-annual reports (once available), prospectus and SAI by writing to the Funds, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling the Funds toll free at 844-802-4004 or by e-mail at: mail@ccofva.com. The Funds’ annual and semi-annual reports (once available), prospectus and SAI are all available for viewing/downloading at www.rexshares.com. General inquiries regarding the Funds may also be directed to the above address or telephone number.

Investment Adviser:

REX Advisers, LLC

1241 Post Road, Second Floor

Fairfield, Connecticut 06824

THE TRUST

General. This SAI relates to the Funds reference below (each, a “Fund” and collectively, the “Funds”) and should be read in conjunction with the prospectus of the Funds. This SAI is incorporated by reference into the Funds’ prospectus. No investment in shares should be made without reading the prospectus. Each Fund is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The investment adviser to the Funds is REX Advisers, LLC (the “Adviser”).

Each Fund may issue an unlimited number of shares of beneficial interest (“Shares”). All Shares have equal rights and privileges. Each Share is entitled to one vote on all matters as to which Shares are entitled to vote. In addition, each Share is entitled to participate equally with other Shares (i) in dividends and distributions declared by the Funds and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional Shares have proportionately the same rights, including voting rights, as are provided for a full Share.

Each Fund will issue and redeem Shares at net asset value (“NAV”) in aggregations of at least 25,000 Shares (each a “Creation Unit”). The Funds will issue and redeem Creation Units principally for cash. The Funds reserve the right to offer creations and redemptions of Shares in exchange for a basket of securities and other assets (the “Deposit Securities and Assets”), together with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. Each Fund is listed on a national securities exchange (the “Exchange”) as set forth below.

Fund	Ticker	Principal U.S. Listing Exchange
REX-OspreyTM AAVE ETF	[ ]	[ ]
REX-OspreyTM ADA +Staking ETF	[ ]	[ ]
REX- OspreyTM ATOM + Staking ETF	[ ]	[ ]
REX-OspreyTM AVAX + Staking ETF	[ ]	[ ]
REX-OspreyTM BCH ETF	[ ]	[ ]
REX-OspreyTM CRO + Staking ETF	[ ]	[ ]
REX-OspreyTM DOT + Staking ETF	[ ]	[ ]
REX- OspreyTM ENA ETF	[ ]	[ ]
REX-OspreyTM HBAR ETF	[ ]	[ ]
REX-OspreyTM HYPE + Staking ETF	[ ]	[ ]
REX- OspreyTM INJ + Staking ETF	[ ]	[ ]
REX-OspreyTM LINK ETF	[ ]	[ ]
REX-OspreyTM LTC ETF	[ ]	[ ]
REX- OspreyTM NEAR + Staking ETF	[ ]	[ ]
REX- OspreyTM OKB ETF	[ ]	[ ]
REX- OspreyTM SEI + Staking ETF	[ ]	[ ]
REX-OspreyTM SUI + Staking ETF	[ ]	[ ]
REX- OspreyTM TAO + Staking ETF	[ ]	[ ]
REX-OspreyTM TRX +Staking ETF	[ ]	[ ]
REX-OspreyTM UNI ETF	[ ]	[ ]
REX-OspreyTM XLM ETF	[ ]	[ ]

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Shares will trade on the Exchange at market prices that may be below, at, or above NAV. In the event of the liquidation of either Fund, a share split, reverse split or the like, the Trust may revise the number of Shares in a Creation Unit.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions as described herein - see the section titled “Placement of Creation Orders Outside the Clearing Process” of this SAI. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions. See “Additional Information About Purchases and Sales” below.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

Each Fund’s investment objective and principal investment strategies are described in the prospectus. Each Fund is “non-diversified” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). As a non-diversified fund, each Fund is permitted to invest in fewer securities at any one time than a diversified fund. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see “Description of Permitted Investments” in this SAI.

Portfolio Turnover. Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to the Fund and also to its shareholders when and if distributed. As of the date of this Prospectus, the Funds have not yet commenced operations and therefore do not have any portfolio turnover information available.

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INVESTMENT STRATEGIES, POLICIES AND RISKS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Funds’ prospectus. In seeking to meet its investment objective, the Funds may invest in any type of asset or instrument whose characteristics are consistent with its investment programs. To the extent particular investment techniques or instruments that are not described in the Principal Investment Strategies disclosure of the Funds’ prospectus, such investment techniques and instruments are not a part of the principal strategies and the corresponding risks are not principal risks of the Funds.

Principal Investment Strategies, Policies And Risks

Illiquid and Restricted Investments. The Fund may invest in illiquid investments (i.e., securities or other assets that are not readily marketable) to the extent permitted under the 1940 Act. The Fund will stake a large portion of its Reference Asset holdings, which will restrict the Fund’s use of the Reference Asset during the staking and unbonding period. Illiquid investments include, but are not limited to, restricted investments (investments the disposition of which is restricted under the federal securities laws), investments that may only be resold pursuant to Rule 144A under the Securities Act, but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, the Fund will not acquire illiquid investments if, immediately after the acquisition, such investments would comprise more than 15% of the value of such Funds net assets. Determinations of liquidity are made pursuant to guidelines contained in the liquidity risk management program of the Trust applicable to the Fund. The Adviser determines and monitors the liquidity of the portfolio investments and reports periodically on its decisions to the Board. In making such determinations it takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the asset, the method of soliciting offers and the mechanics of the transfer. With respect to the Reference Assets, regardless of whether it is viewed as a security or not, the Adviser evaluates expected unbonding times. Depending on the anticipated length of the unbonding period, the staked Reference Asset may be classified as illiquid under a Fund’s liquidity risk management program. In addition, if a Reference Asset is determined to be a security under the Securities Act of 1933, it could be deemed to be, or only be able to be sold as, a Restricted Security. The term illiquid security is defined as a security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security.

An institutional market has developed for certain restricted investments. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such investments are eligible for purchase by institutional buyers in accordance with Rule 144A under the Securities Act or other exemptions, the Adviser may determine that the investments are liquid.

Restricted investments may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell.

Illiquid investments will be priced at fair value as determined in good faith under procedures adopted by the Board. If, through the appreciation of illiquid investments or the depreciation of liquid investments, the Fund were to be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted investments which are not readily marketable, the Fund will take such steps as set forth in its procedures as adopted by the Board. See “DETERMINATION OF NET ASSET VALUE” in this SAI, below, for a description of how Reference Assets are valued.

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Investment Company Securities. The Funds may invest in the securities of other investment companies that invest in or have exposure to the Reference Asset. Such investments are subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Investing in another pooled vehicle exposes the Funds to all the risks of that pooled vehicle. Pursuant to Section 12(d)(1), each Fund may invest in the securities of another investment company (the acquired company) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above. In addition, depending on the characteristics of the acquired fund, such investment may not be subject to the limits described above, such as investments in exchange-traded funds that are not registered under the 1940 Act.

If a Fund invests in and, thus, is a shareholder of, another investment company, such Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Adviser and the other expenses that the Fund bears directly in connection with its own operations.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Funds. The acquisition of Shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act.

Each Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund; and (2) the sales load charged on Shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (FINRA). The Fund may also rely on Rule 12d1-4 under the 1940 Act, which provides an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if the Fund satisfies certain conditions specified in the Rule, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

Foreign Securities. Each Fund may invest directly in foreign securities or have indirect exposure to foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards, and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than exists in the United States. Interest and dividends paid by foreign issuers as well as gains or proceeds realized from the sale or other disposition of foreign securities may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to a Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, the imposition of economic sanctions, confiscatory taxation, political, economic or social instability, or diplomatic developments that could affect assets of a Fund held in foreign countries. The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

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Decreases in the value of currencies of the foreign countries in which a Fund may invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which a Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of such Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Investing in emerging markets can have more risk than investing in developed foreign markets. The risks of investing in these markets may be exacerbated relative to investments in foreign markets. Governments of developing and emerging market countries may be more unstable as compared to more developed countries. Developing and emerging market countries may have less developed securities markets or exchanges, and legal and accounting systems. It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets. Currency values may fluctuate more in developing or emerging markets. Developing or emerging market countries may be more likely to impose government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, and restrictions on foreign ownership of local companies. In addition, emerging markets may impose restrictions on a Fund’s ability to repatriate investment income or capital and, thus, may adversely affect the operations of a Fund. Certain emerging markets may impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar. For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on a Fund.

Foreign Currencies. Although each Fund intends to only hold investments denominated in U.S. dollars, a Fund may have indirect exposure to foreign currency fluctuations. Each Fund’s net asset value could decline if a relevant foreign currency depreciates against the U.S. dollar or if there are delays or limits on the repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, a Fund’s net asset value may change without warning, which could have a significant negative impact on a Fund.

Other Investment Strategies

Borrowing. Although each Fund does not intend to borrow money, a Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. Each Fund will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the Fund promptly. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. Each Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

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Fixed Income Investments and Cash Equivalents. Fixed income investments and cash equivalents held by the Funds may include, without limitation, the types of investments set forth below.

(1) The Funds may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. government, or by various instrumentalities that have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, the Farmers Home Administration, the Federal Housing Administration, the Maritime Administration, the Small Business Administration and the Tennessee Valley Authority. An instrumentality of the U.S. government is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, the Federal Home Loan Banks, the Federal Land Banks, the Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal National Mortgage Association. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

(2) The Funds may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund’s 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $250,000; therefore, certificates of deposit purchased by the Funds may not be fully insured. The Funds may only invest in certificates of deposit issued by U.S. banks with at least $1 billion in assets.

(3) The Funds may invest in bankers’ acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

(4) The Funds may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

(5) The Funds may invest in commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between a Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by a Fund at any time. The Funds’ portfolio managers will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because the Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Funds may invest in commercial paper only if it has received the highest rating from at least one nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

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(6) The Funds may invest in shares of money market funds, as consistent with its investment objective and policies. Shares of money market funds are subject to management fees and other expenses of those funds. Therefore, investments in money market funds will cause a Fund to bear proportionately the costs incurred by the money market fund’s operations. At the same time, the Funds will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies. It is possible for the Funds to lose money by investing in money market fund.

(7) The Funds may invest in corporate debt securities, as consistent with its investment objective and policies. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The Funds could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Cash Reserves. In seeking to achieve its investment objective, as a cash reserve, or for liquidity purposes, the Funds may invest all or part of their assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.

Other Investment Company Securities. The Funds may invest in the securities of other investment companies, such as money market funds, ETFs, and investment companies that invest in other crypto currencies, such as Bitcoin. To the extent such other investment company is registered under the 1940 Act, or otherwise meets the definition of investment company but is not registered because it relies on an exemption or exception from registration or is domiciled outside of the United States, such investments may be subject to applicable limitations under Section 12(d)(1) of the 1940 Act, described above. Investing in another pooled vehicle exposes the Funds to all the risks of that pooled vehicle.

Liquid Staking. Although staking generally involves agreeing to lock up the Reference Asset (i.e., not use it or transfer it), the Funds will also earn staking rewards by investing in liquid staking protocols, which are staking protocols that provide a freely-tradeable digital token called a “Liquid Staking Token” that represents the Reference Asset staked with the staking protocol. Liquid Staking Tokens permit the holder to receive the benefits of staking without the illiquidity of a locked-up Reference Asset. Instead, Liquid Staking Tokens generally represent the amount of the Reference Asset deposited with the staking protocol to be staked, plus any amounts earned through staking rewards. In return, the Funds will participate in regular staking compensation payouts through either an increase in the “conversion rate” of the Liquid Staking Token (Rewards-Bearing Tokens) (i.e., the value of the Reward-Bearing Token increases over time vs. the Reference Asset) or an increase in the balance of the Liquid Staking Token (Rebasing Tokens) (i.e., the token attempts to keep a stable value vs. the Reference Asset but the token balance increases over time as rewards are accrued). The Funds can also generally sell Liquid Staking Tokens for cash. Generally, there are no fees associated with Liquid Staking Tokens; however there are fees associated with staking the underlying Reference Asset. Some staking protocols may charge a fee for unwrapping the Liquid Staking Token.

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Money Market Funds. The Fund may invest in underlying money market funds that either seek to maintain a stable $1 NAV (stable NAV money market funds) or that have a share price that fluctuates (variable NAV money market funds). Although an underlying stable NAV money market fund seeks to maintain a stable $1 NAV, it is possible for the Fund to lose money by investing in such a money market fund. Because the share price of an underlying variable NAV market fund will fluctuate, when the Fund sells the shares it owns they may be worth more or less than what the Fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such funds liquidity falls below required minimums.

Other Short-Term Instruments. The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (CDs), bankers acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase Prime-1 by Moody’s Investors Service or A-1 by Standard & Poor’s Financial Services or, if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Derivative Instruments. Generally, derivatives are financial instruments whose value depends on or is derived from, the value of one or more underlying assets, reference rates, or indices or other market factors (a reference instrument) and may relate to stocks, bonds, interest rates, credit, currencies, commodities or related indices. Derivative instruments can provide an efficient means to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument. Some common types of derivatives include options, futures, forwards and swaps.

Derivative instruments may be used to modify the effective duration of the Fund’s portfolio investments. Derivative instruments may also be used for hedging, which means that they may be used when the Adviser seeks to protect the Fund’s investments from a decline in value resulting from changes to interest rates, market prices, currency fluctuations, or other market factors. Derivative instruments may also be used for other purposes, including to seek to increase liquidity, provide efficient portfolio management, broaden investment opportunities (including taking short or negative positions), implement a tax or cash management strategy, gain exposure to a particular security or segment of the market and/or enhance total return. However derivative instruments are used, their successful use is not assured and will depend upon, among other factors, the Advisers ability to gauge relevant market movements.

Derivative instruments may be used for purposes of direct hedging. Direct hedging means that the transaction must be intended to reduce a specific risk exposure of a portfolio security or its denominated currency and must also be directly related to such security or currency. The Fund’s use of derivative instruments may be limited from time to time by policies adopted by the Board or the Adviser.

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U.S. Securities and Exchange Commission (“SEC”) Rule 18f-4 (Rule 18f-4 or the Derivatives Rule) regulates the ability of the Fund to enter into derivative transactions and other leveraged transactions. The Derivatives Rule defines the term derivatives to include short sales and forward contracts, such as TBA transactions, in addition to instruments traditionally classified as derivatives, such as swaps, futures, and options. Rule 18f-4 also regulates other types of leveraged transactions, such as reverse repurchase transactions and transactions deemed to be similar to reverse repurchase transactions, such as certain securities lending transactions in connection with which the Fund obtains leverage. Among other things, under Rule 18f-4, the Fund is prohibited from entering into these derivatives transactions except in reliance on the provisions of the Derivatives Rule. The Derivatives Rule establishes limits on the derivatives transactions that the Fund may enter into based on the value-at-risk (VaR) of the Fund inclusive of derivatives. The Fund will generally satisfy the limits under the Rule if the VaR of its portfolio (inclusive of derivatives transactions) does not exceed 200% of the VaR of its designated reference portfolio. The designated reference portfolio is a representative unleveraged index or the Fund’s own portfolio absent derivatives holdings, as determined by such Fund’s derivatives risk manager. This limits test is referred to as the Relative VaR Test. As a result of the Relative VaR Test, the Fund may not seek returns in excess of 2x the Underlying Index.

In addition, among other requirements, Rule 18f-4 requires the Fund to establish a derivatives risk management program, appoint a derivatives risk manager, and carry out enhanced reporting to the Board, the SEC and the public regarding the Fund’s derivatives activities. These new requirements will apply unless the Fund qualifies as a limited derivatives user, which the Derivatives Rule defines as a fund that limits its derivatives exposure to 10% of its net assets. It is possible that the limits and compliance costs imposed by the Derivatives Rule may adversely affect the Fund’s performance, efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objectives and may increase the cost of such Fund’s investments and cost of doing business, which could adversely affect investors.

Swaps. Each Fund may enter into total return swaps, which may be used either as economically similar substitutes for owning the reference asset specified in the swap, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for a Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swaps provide a Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way.

Most swaps entered into by a Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. A Fund’s current obligations under the types of swaps that the Funds expect to enter into (e.g., total return swaps) will be accrued daily (offset against any amounts owed to a Fund by the counterparty to the swap) and any accrued but unpaid net amounts owed to a swap counterparty will collateralized by the Fund posting collateral to a tri-party account between the Fund’s custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

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In recent years, regulators across the globe, including the U.S. Commodity Futures Trading Commission (“CFTC”) and the U.S. banking regulators, have adopted collateral requirements applicable to uncleared swaps. While a Fund is not directly subject to these requirements, where a Fund’s counterparty is subject to the requirements, uncleared swaps between a Fund and that counterparty are required to be marked-to-market on a daily basis, and collateral is required to be exchanged to account for any changes in the value of such swaps. The rules impose a number of requirements as to these exchanges of collateral, including as to the timing of transfers, the type of collateral (and valuations for such collateral) and other matters that may be different than what a Fund would agree with its counterparty in the absence of such regulation. In all events, where a Fund is required to post collateral to its swap counterparty, such collateral will be posted to an independent bank custodian, where access to the collateral by the swap counterparty will generally not be permitted unless a Fund is in default on its obligations to the swap counterparty.

In addition to the variation margin requirements, regulators have adopted “initial” margin requirements applicable to uncleared swaps. Where applicable, these rules require parties to an uncleared swap to post, to a custodian that is independent from the parties to the swap, collateral (in addition to any variation margin noted above) in an amount that is either (i) specified in a schedule in the rules or (ii) calculated by the regulated party in accordance with a model that has been approved by that party’s regulator(s). Effective September 1, 2022, the initial margin rules will apply to the swap trading relationships of Funds with average aggregate notional amounts that exceed $8 billion. These rules may impose significant costs on a Fund’s ability to engage in uncleared swaps and, as such, could adversely affect the Advisor’s ability to manage a Fund, may impair a Fund’s ability to achieve its investment objective and/or may result in reduced returns to a Fund’s investors.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing collateral requirements on Swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing recordkeeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. A Fund customarily enters into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreement. ISDA is a voluntary industry association of participants in the OTC derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts. In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting or nondefaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but are intended to approximate the amount the “in-the-money” party would have to pay to replace the swap as of the date of its termination. During the term of an uncleared swap, a Fund will be required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by a Fund to the counterparty if all outstanding swaps between the parties were terminated on the date in question, including any early termination payments. Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty will be required to pledge cash or other assets to cover its obligations to a Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to a Fund may not be sufficient to cover all the amounts due to a Fund and the Fund may sustain a loss. Rules requiring initial margin to be posted by certain market participants for uncleared swaps have been adopted and are being phased in over time. When these rules take effect with respect to the Funds, if a Fund is deemed to have material swaps exposure under applicable swap regulations, it will be required to post initial margin in addition to variation margin.

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Cleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange-trading. The Dodd-Frank Act and implementing rules will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant, CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those cleared swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps. In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party’s futures commission merchant (“FCM”), which must be a member of the clearinghouse that serves as the central counterparty. Transactions executed on a swap execution facility may increase market transparency and liquidity but may require a Fund to incur increased expenses to access the same types of swaps that it has used in the past. When a Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) initial margin. The initial margin requirements are determined by the central counterparty, and are typically calculated as an amount equal to the volatility in market value of the cleared swap over a fixed period, but an FCM may require additional collateral above the amount required by the central counterparty. During the term of the swap agreement, an additional collateral amount may also be required to be paid by a Fund or may be received by a Fund in accordance with collateral controls set for such accounts. If the value of the Fund’s cleared swap declines, the Fund will be required to make additional payments to the FCM to settle the change in value. Conversely, if the market value of a Fund’s position increases, the FCM will post additional amounts to the Fund’s account. At the conclusion of the term of the swap agreement, if a Fund has a loss equal to or greater than the collateral amount, the collateral amount is paid to the FCM along with any loss in excess of the collateral amount. If a Fund has a loss of less than the collateral amount, the excess collateral is returned to a Fund. If a Fund has a gain, the full collateral amount and the amount of the gain is paid to a Fund.

The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher collateral requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which a Fund engages in derivative transactions, may limit or prevent the Fund from using or limit the Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect the Fund’s ability to achieve its investment goal. The Adviser will continue to monitor developments in the area, particularly to the extent regulatory changes affect a Fund’s ability to enter into desired swap agreements. New requirements, even if not directly applicable to a Fund, may increase the cost of a Fund’s investments and cost of doing business.

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Other Investment Risks

Overview. An investment in the Funds should be made with an understanding of the risks that an investment in the Fund shares entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the securities market may worsen and the value of the securities and therefore the value of the Fund may decline. The Funds may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with such an investment. The past market and earnings performance of any of the securities included in the Funds is not predictive of their future performance.

Borrowing and Leverage Risk. The Funds may borrow money for cash management purposes or investment purposes. Borrowing for investment is a form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV per share of the Fund will fluctuate more when the Fund is leveraging its investments than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Consistent with the requirements of the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including weekends and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale.

Cybersecurity Risk. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cybersecurity breaches. Cyber attacks affecting the Funds or the Advisor, the Funds’ custodian or transfer agent, or intermediaries or other third-party service providers may adversely impact the Funds. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. A Fund may also incur additional costs for cybersecurity risk management purposes. While the Funds and their service providers have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, such plans and systems have inherent limitations due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Funds cannot control any cybersecurity plans or systems implemented by their service providers.

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Derivatives Risk. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, when a Fund invests in certain derivative securities, including, but not limited to, when-issued securities, forward commitments, futures contracts and interest rate swaps, a Fund is effectively leveraging its investments, which could result in exaggerated changes in the net asset value of the Fund’s shares and can result in losses that exceed the amount originally invested. The success of the Adviser’s derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Certain specific risks associated with an investment in derivatives may include: market risk, credit risk, correlation risk, liquidity risk, legal risk and systemic or “interconnection” risk, as specified below.

Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose a Fund to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager’s ability to predict movements of the securities, currencies and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio managers’ judgment that the derivative transaction will provide value to a Fund and its shareholders and is consistent with a Fund’s objective, investment limitations and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of a Fund’s overall investments and investment objective.

Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. Specifically, FCM or the clearing house could fail to perform its obligations, causing significant losses to a Fund. For example, a Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures and options on futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, a Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM.

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Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the underlying stock and the price movements in the investment being hedged.

Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearing house is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. A Fund might be required by applicable regulatory requirements to make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If a Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures or is closed out. These requirements might impair a Fund’s ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time. A Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to a Fund.

Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

Systemic or “Interconnection” Risk. Systemic or “interconnection” risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

Government Regulation of Derivatives Risk. It is possible that government regulation of various types of derivative instruments, including swap agreements, may limit or prevent the Funds from using such instruments as a part of its investment strategy, and could ultimately prevent the Funds from being able to achieve its investment objective. It is impossible to predict fully the effects of legislation and regulation in this area, but the effects could be substantial and adverse.

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The regulation of derivatives in the U.S., the EU and other jurisdictions is a rapidly changing area of law and is subject to modification by government and judicial action. Recent legislative and regulatory reforms, including the Dodd-Frank Act, have resulted in new regulation of derivatives, including clearing, margin reporting, recordkeeping and registration requirements for certain types of derivatives. Because these requirements are new and evolving, and certain of the rules are not yet final, their ultimate impact remains unclear. New regulations could, among other things, restrict a Fund’s ability to engage in swap transactions (for example, by making certain types of swap transactions no longer available to a Fund) and/or increase the costs of such swap transactions (for example, by increasing margin or capital requirements), and a Fund may as a result be unable to execute its investment strategies in a manner that the Adviser might otherwise choose. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Funds or the ability of the Funds to continue to implement its investment strategies.

Also, as described above, in the event of a counterparty’s (or its affiliate’s) insolvency, a Fund’s ability to exercise remedies could be stayed or eliminated under special resolution regimes adopted in the United States, the EU and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty and may prohibit the Fund from exercising termination rights based on the financial institution’s insolvency. In particular, in the EU, governmental authorities could reduce, eliminate or convert to equity the liabilities to the Fund of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

Rule 18f-4 under the 1940 Act governs the Funds’ use of derivative instruments and certain other transactions that create future payment and/or delivery obligations by the Funds. Rule 18f-4 permits the Funds to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Fund, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”). In connection with the adoption of Rule 18f-4, the U.S. Securities and Exchange Commission (“SEC”) eliminated the asset segregation framework arising from prior SEC guidance for covering Derivatives Transactions and certain financial instruments.

Under Rule 18f-4, “Derivatives Transactions” include the following: (i) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (ii) any short sale borrowing; (iii) reverse repurchase agreements and similar financing transactions, if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (iv) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless a Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Fund to (i) appoint a Derivatives Risk Manager, (ii) maintain a Derivatives Risk Management Program designed to identify, assess, and reasonably manage the risks associated with Derivatives Transactions; (iii) comply with certain value-at-risk (VaR)-based leverage limits (VaR is an estimate of an instrument’s or portfolio’s potential losses over a given time horizon and at a specified confidence level); and (iv) comply with certain Board reporting and recordkeeping requirements.

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Rule 18f-4 provides an exception from the requirements to appoint a Derivatives Risk Manager, adopt a Derivatives Risk Management Program, comply with certain VaR-based leverage limits, and comply with certain Board oversight and reporting requirements if a Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). The Funds are not expected to be able to rely upon this exception.

Pursuant to Rule 18f-4, if a Fund enters into reverse repurchase agreements or similar financing transactions, the Fund will (i) aggregate the amount of indebtedness associated with all of its reverse repurchase agreements or similar financing transactions with the amount of any other “senior securities” representing indebtedness (e.g., bank borrowings, if applicable) when calculating the Fund’s asset coverage ratio or (ii) treat all such transactions as Derivatives Transactions.

These and other new rules and regulations could, among other things, further restrict the Funds’ ability to engage in, or increase the cost to a Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. The implementation of the clearing requirement for certain swaps has increased the costs of derivatives transactions for a Fund, since a Fund has to pay fees to its clearing members and are typically required to post more margin for cleared derivatives than they have historically posted for bilateral derivatives. The costs of derivatives transactions may increase further as clearing members raise their fees to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members. Certain aspects of these regulations are still being implemented, so their potential impact on the Funds and the financial system are not yet known. While the regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the mechanisms imposed under the regulations will achieve that result, and in the meantime, as noted above, central clearing, minimum margin requirements and related requirements expose the Funds to new kinds of risks and costs.

Listing Standards Risk. The Funds are required by the Exchange to comply with certain listing standards (which includes certain investment parameters) in order to maintain its listing on the Exchange. Compliance with these listing standards may compel a Fund to sell securities at an inopportune time or for a price other than the security’s then-current market value. The sale of securities in such circumstances could limit a Fund’s profit or require the Fund to incur a loss, and as a result, the Fund’s performance could be impacted.

Market Conditions. Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other events related to the sub-prime mortgage crisis in 2008; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; economic stimulus by the Japanese central bank; steep declines in oil prices; dramatic changes in currency exchange rates; China’s economic slowdown; Russia’s invasion of Ukraine; and circumstances such as pandemics or epidemics in one or more countries or regions. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Such events may cause significant declines in the values and liquidity of many securities and other instruments. It is impossible to predict whether such conditions will recur. Because such situations may be widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of such events.

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U.S. Government Securities. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government. No assurance can be given that the U.S. government will provide financial support to its government sponsored entities or any other agency if not obligated by law to do so.

INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Funds and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. As used in the Prospectus and the Statement of Additional Information, the term “majority” of the outstanding shares of the Funds means the lesser of: (1) 67% or more of the outstanding shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of a Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

The Funds:

1.	May not borrow money except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction.

2.	May not issue any senior securities to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction.

3.	May not underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities.

4.	May not invest more than 25% of the value of its net assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries, except that each Fund will be concentrated in the industry to which its Reference Asset is assigned (i.e., hold more than 25% of its assets in investments that provide exposure to the industry to which the Reference Asset is assigned). The limitation against industry concentration does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to shares of investment companies; however, the Funds will not invest more than 25% of its net assets in any investment company that so concentrates except for investment companies that also concentrate in the respective Reference Asset.

5.	May not purchase or sell real estate except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction.

6.	May not make loans to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction.

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7.	May invest in commodities to the extent permitted by the 1940 Act or other governing statute, by the rules thereunder, or by the U.S. Securities and Exchange Commission (“SEC”) or other regulatory agency with authority over the Funds.

If a percentage or rating restriction on an investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in such percentages or restrictions resulting from any cause other than actions by the Funds will not be considered a violation. Currently, subject to modification to conform to the 1940 Act as interpreted or modified, the Funds are permitted, consistent with the 1940 Act, to borrow, and pledge its shares to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by a Fund from a bank. If borrowings exceed this 300% asset coverage requirement by reason of a decline in net assets of a Fund, the Fund will reduce its borrowings within three days (not including Sundays and holidays) to the extent necessary to comply with the 300% asset coverage requirement. The 1940 Act also permits a Fund to borrow for temporary purposes only in an amount not exceeding 5% of the value of the Fund’s total assets at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed. To the extent outstanding borrowings of a Fund exceed 5% of the value of the total assets of the Fund, the Fund will not make additional purchases of securities – the foregoing shall not be construed to prevent a Fund from settling portfolio transactions or satisfying shareholder redemptions orders.

Currently, with respect to senior securities, the 1940 Act and regulatory interpretations of relevant provisions of the 1940 Act establish the following general limits, subject to modification to conform to the 1940 Act as interpreted or modified: Open-end registered investment companies such as the Funds are not permitted to issue any class of senior security or to sell any senior security of which they are the issuers. The Trust is, however, permitted to issue separate series of shares and to divide those series into separate classes. Each Fund currently offers one class of shares. The Funds have no intention of issuing senior securities, except that the Trust has issued its shares in separate series and may divide those series into classes of shares. Collateral arrangements with respect to forward contracts, futures contracts or options, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

With respect to the Funds’ Fundamental Policy #4 as described above, the Funds will consider, to the extent practicable and consistent with applicable rules, regulations of the SEC and applicable guidance from the staff of the SEC, investments of its underlying investment companies when determining its compliance with the policy.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

MANAGEMENT AND OTHER SERVICE PROVIDERS

Investment Adviser. REX Advisers, LLC (the “Adviser”), 1241 Post Road, Second Floor, Fairfield, Connecticut 06824, is the investment adviser for the Funds. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a Delaware limited liability company and was organized in 2023.

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The Adviser currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to the policies adopted by the Trust’s Board of Trustees. In addition, the Adviser: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Trust’s Board of Trustees. Under the Advisory Agreement, the Adviser assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Adviser pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Adviser is entitled to receive an annual management fee ____%, calculated daily and payable monthly as a percentage of each Fund’s average daily net assets.

The Advisory Agreement was approved by the Trustees (including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”)) in compliance with the 1940 Act. The Advisory Agreement will continue in force for an initial period of up to two years. Thereafter, the Advisory Agreement is renewable from year to year with respect to the Funds, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of the Independent Trustees; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of each Fund. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or by a majority of each Fund’s outstanding shares on not less than 60 days’ written notice to the Adviser, or by the Adviser on 90 days’ written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on a Fund or its shareholders. Financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the financial institution’s services will be lower than to those shareholders who do not. Each Fund may purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Portfolio Managers. As described in the prospectus, Matthew Pelletier serves as the Fund’s Portfolio Manager and is responsible for the day-to-day investment management of the Fund. In addition to the Fund, the Portfolio Manager is responsible for the day-to-day management of certain other accounts, as listed below. There are no accounts for which the advisory fee is based on the performance of the account. The information below is provided as of ____________, 2025:

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed ($ millions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Matthew Pelletier
Matthew Holcomb

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Conflicts of Interests. The Portfolio Manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Manager could favor one account over another. Another potential conflict could include the Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Compensation. The Portfolio Managers do not receive any special or additional compensation from the Adviser for their services as Portfolio Managers. Each Portfolio Manager’s compensation is based solely on the overall financial operating results of the Adviser. Each portfolio manager’s compensation is not directly linked to the Funds’ performance, although positive performance and growth in managed assets are factors that may contribute to the Adviser’s distributable profits and assets under management.

Portfolio Managers Share Ownership. As of the date of this SAI, the Portfolio Managers did not beneficially own shares of the Funds.

Administrator. Pursuant to a Fund Services Agreement, Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (the “Administrator”) serves as the Funds’ administrator. In its capacity as administrator, the Administrator supervises all aspects of the operations of the Funds except those performed by the Adviser. The Administrator provides certain administrative services and facilities to the Funds, including, among other responsibilities, assisting in the preparation and filing of documents required for compliance by the Funds with applicable laws and regulations and arranging for the maintenance of books and records of the Funds. The Administrator receives an asset-based fee computed daily and paid monthly on the average daily net assets of the Funds, subject to a minimum fee plus out-of-pocket expenses.

Fund Accountant, Transfer Agent and Other Services. Pursuant to a Fund Accounting Servicing Agreement and Services and a Transfer Agent Servicing Agreement with U.S. Bancorp Global Fund Services (“U.S. Bank”), with principal offices at 615 East Michigan Street, Milwaukee, Wisconsin 53202 provides certain financial administration services (other than those provided by the Administrator), and fund accounting services to the Funds. As financial administrator, US Bank performs services including but not limited to: (1) calculating Fund expenses; (2) calculating the Fund performance data; and (3) providing certain compliance support services. As fund accountant, US Bank maintains certain financial records of the Trust and provides accounting services to the Funds that include the daily calculation of each Fund’s NAV. US Bank also performs certain other services on behalf of the Trust including providing financial information for the Trust’s federal and state tax returns and financial reports required to be filed with the SEC. As transfer agent, US Bank shares of each Fund in Creation Units to fill purchase orders for the Funds’ shares, maintains records of the issuance and redemption of the Funds’ shares, and acts as the Funds’ dividend disbursing agent.

For the financial administration and fund accounting services provided to the Trust, the Trust has agreed to pay to US Bank an annual asset based fee as a percentage of the aggregate net assets of the Funds, subject to certain breakpoints and minimum fee requirements. US Bank is also entitled to fees for services that it renders with respect to the filing of Form N-PORT, its services related to liquidity risk management and out-of-pocket expenses.

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Custodians.

Pursuant to a Custody Agreement with the Trust, U.S. Bank National Association (“ETF Custodian”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as ETF Custodian for the Funds and safeguards and holds the Funds’ cash and securities issued by ETFs and other non-Reference Asset securities, settles the Funds’ non-Reference Asset transactions and collects income on the Funds’ investments. Under the agreement, the ETF Custodian also: (1) provides data required by the Adviser to determine each Fund’s Creation Basket and estimated All Cash Amount for each Business Day); (2) monitors the settlement of securities comprising the Creation Basket and any cash in connection with the purchase and redemption of Creation Units and requests the issuance of related Creation Units; (3) deposits securities comprising the Creation Basket and/or cash received from Authorized Participants in connection with purchases of Creation Units into each Fund’s custody and cash accounts; (4) disburses securities comprising the Creation Basket and/or cash from the Funds’ custody and cash accounts to Authorized Participants in connection with the redemptions of Creation Units; and (5) performs certain other related services, (See “Purchase and Redemption of Creation Units,” below).

Pursuant to a Custody Agreement with the Trust, ______________________ (“Crypto Custodian”), located at [ADDRESS], serves as Crypto Custodian for the Funds and safeguards the Funds’ cash, holdings in the Reference Asset, and LSTs, settles the Funds’ Reference Asset and LST transactions and collects staking rewards.

Distributor and Principal Underwriter. Foreside Fund Services, LLC, (the “Distributor”) the Funds’ distributor, is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Shares will be continuously offered for sale by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Additional Information About Purchases and Sales.” The Distributor also acts as an agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Distribution Plan. The Trust has adopted a distribution and shareholder service plan (the “Plan”) with respect to the Fund in accordance with the provisions of Rule 12b-1 under the Investment Company Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. There is no current intention to charge such fees pursuant to the Plan. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the independent Trustees who have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

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The Plan provides that the Fund may pay the Distributor or certain other parties an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor or the Fund may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor or other parties without regard to the distribution expenses incurred by the Distributor or other parties or the amount of payments made to other financial institutions and intermediaries. The Adviser pays the Distributor a fee for certain distribution related services. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

Under the Plan, subject to the supervision of the Trustees of the Trust, the Trust may, directly or indirectly, engage in any activities primarily intended to result in the sale of Shares of the Fund of the class(es) of Shares identified in Section 2(a) of this Plan, which activities may include, but are not limited to, the following:

(a)           payments to the Trust’s distributor (the “Distributor”) and to securities dealers and others in respect of the sale of Shares of the Fund;

(b)           payment of compensation to and expenses of personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of Shares of the Fund or who render shareholder support services not otherwise provided by the Trust’s transfer agent, administrator, or custodian, including but not limited to, answering inquiries regarding the Trust, processing shareholder transactions, providing personal services and/or the maintenance of shareholder accounts, providing other shareholder liaison services, responding to shareholder inquiries, providing information on shareholder investments in the Shares of the Fund, and providing such other distribution and shareholder services as the Trust may reasonably request, arranging for bank wires, assisting shareholders in changing dividend options, account designations and addresses, providing information periodically to shareholders showing their positions in the Fund, forwarding communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders, processing purchase, exchange, and redemption requests from shareholders and placing orders with the Fund or its service providers;

(c)           formulation and implementation of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising;

(d)           preparation, printing and distribution of sales literature;

(e)           preparation, printing and distribution of prospectuses and statements of additional information and reports of the Trust for recipients other than existing shareholders of the Trust;

(f)           obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Fund investment objectives and policies and other information about the Fund, including the performance of the Fund;

(g)           obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable.

The Trust is authorized to engage in the activities listed above, and in any other activities primarily intended to result in the sale of Shares of the Fund, either directly or through other persons with which the Trust has entered into agreements related to this Plan.

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The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Legal Counsel. Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel to the Trust and the Funds.

Independent Registered Public Accounting Firm. The Funds’ independent registered public accounting firm, _________ audits the Funds’ annual financial statements, assists in the preparation of certain reports to the SEC, and prepares the Trust’s tax returns. _________ is located at [ADDRESS].

TRUSTEES AND OFFICERS OF THE TRUST

Trustees and Officers. The Trust is governed by the Board, which is responsible for protecting the interests of shareholders. The trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Funds and review performance. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below.

Each Trustee was nominated to serve on the Board of Trustees based on their particular experiences, qualifications, attributes and skills. Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience; (ii) qualifications; (iii) attributes; and (iv) skills.

Ms. Mary Lou H. Ivey has business experience as a practicing tax accountant from 1996 to 2021 and, as such, brings tax, budgeting and financial reporting skills to the Board. Currently, Ms. Ivey serves as the Executive Officer for the Episcopal Church Building Fund since 2022 utilizing her financial knowledge and skills.

Mr. Theo H. Pitt, Jr. has experience as an investor, including his role as trustee of several other investment companies and business experience as Senior Partner of a financial consulting company, as a partner of a real estate partnership and as an Account Administrator for a money management firm.

Dr. David J. Urban is Dean Emeritus and Professor of Marketing at the Jones College of Business, Middle Tennessee State University. He earned a Ph.D. in Business Administration with a concentration in Marketing from the University of Michigan. Dr. Urban also holds a master’s degree in Psychology from the University of Michigan and an undergraduate degree in Commerce with a concentration in Marketing from the University of Virginia. His extensive career is marked by significant budget responsibility and accountability, with expertise in marketing, strategic planning, organizational leadership, and management contributing to the Board’s long-term goal setting.

The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The Chairman of the Board of Trustees is Ms. Ivey, who is not an “interested person” of the Trust, within the meaning of the 1940 Act. The Trust also has an independent Audit Committee that allows the Board to access the expertise necessary of oversee the Trust, identify risks, recognize shareholder concerns and needs and highlight opportunities. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust’s auditor, Chief Compliance Officer and legal counsel, stay fully informed regarding management decisions.

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ETFs face a number of risks, including investment risk, compliance risk and valuation risk. The Board oversees management of the Fund’s risks directly and through its officers. While day-to-day risk management responsibilities rest with the Fund’s Chief Compliance Officer, investment advisers and other service providers, the Board monitors and tracks risk by: (1) receiving and reviewing quarterly reports related to the performance and operations of the Fund; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, including the Trust’s valuation policies and transaction procedures; (3) periodically meeting with the portfolio manager to review investment strategies, techniques and related risks; (4) meeting with representatives of key service providers, including the Fund’s investment advisers, administrator, distributor, transfer agent and the independent registered public accounting firm, to discuss the activities of the Fund; (5) engaging the services of the Chief Compliance Officer of the Fund to monitor and test the compliance procedures of the Trust and its service providers; (6) receiving and reviewing reports from the Trust’s independent registered public accounting firm regarding the Fund’s financial condition and the Trust’s internal controls; and (7) receiving and reviewing an annual written report prepared by the Chief Compliance Officer reviewing the adequacy of the Trust’s compliance policies and procedures and the effectiveness of their implementation. The Board has concluded that its general oversight of the investment adviser and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, Virginia, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, YEAR OF BIRTH AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Mary Lou H. Ivey 1958 Trustee	Indefinite, Since December, 2019	Executive Officer, Episcopal Church Building Fund (national nonprofit organization), since January 2022. Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), from 2008 to 2021.	[154]	Independent Trustee of World Funds Trust for the twenty-two series of that trust; and Independent Trustee of Precidian ETFs Trust for the forty-eight series of that Trust (each a registered investment company).
Theo H. Pitt, Jr. 1936 Trustee	Indefinite, Trustee from December 2019 to December 2024, Trustee Emeritus from January 2025 to September 2025, and Trustee since September 2025	Senior Partner, Community Financial Institutions consulting (bank consulting) since 1997.	[154]	Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Chairman of Hillman Capital Management Investment Trust; Independent Trustee of Starboard Investment Trust for the seven series of that trust; Independent Trustee of World Funds Trust for the twenty-two series of that trust; and Independent Trustee of Precidian ETFs Trust for the forty-eight series of that Trust (each a registered investment company).

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NAME, YEAR OF BIRTH AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Dr. David J. Urban 1955 Trustee	Indefinite, Since December, 2019	Dean Emeritus (since 2023) and Professor of Marketing (since 2013), Jones College of Business, Middle Tennessee State University.	[154]	Independent Trustee of World Funds Trust for the twenty-two series of that trust; and Independent Trustee of Precidian ETFs Trust for the forty-eight series of that Trust.

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David Bogaert 1963 President	Indefinite, Since December 2019	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration), October 2013 – present.
Thomas A. Carter 1966 Vice President	Indefinite, Since December 2019	President Ridgeline Research September 2019 through present.
Karen M. Shupe 1964 Treasurer and Principal Executive Officer	Indefinite, Since December 2019	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald 1954 Assistant Treasurer and Principal Financial Officer	Indefinite, Since December 2019	Managing Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively 1969 Secretary	Indefinite, Since December 2019	Attorney, Practus, LLP (law firm), May 2018 to present.
Holly B. Giangiulio 1962 Assistant Secretary	Indefinite, Since December 2019	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present.

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NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
Laura Wright 1972 Assistant Secretary	Indefinite, Since July 2022	Manager, Fund Administration, Commonwealth Fund Services, Inc., August 2023 to present, Fund Administrator, Commonwealth Fund Services, Inc., 2016 to 2023.
J. Stephen King 1962 Assistant Secretary	Indefinite, Since September 2022	Attorney, Practus, LLP (law firm), 2020 to present.
Soth Chin 1966 Chief Compliance Officer	Indefinite, Since March 2023	Managing Member of Fit Compliance, LLC (financial services compliance and consulting firm) since October 2016.
Julian G. Winters 1968 Assistant Chief Compliance Officer	Indefinite, Since March 2023	Managing Member of Watermark Solutions, LLC (investment compliance and consulting firm) since March 2007.

The Board of Trustees oversees the Trust and certain aspects of the services provided by the Adviser and the Funds’ other service providers. Each Trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer of the Trust serves at the pleasure of the Board and for a term of one year or until their successors have been duly elected and qualified.

The Trust has a standing Audit Committee of the Board composed of Ms. Ivey, Mr. Pitt, and Dr. Urban. The functions of the Audit Committee are to meet with the Trust’s independent auditors to review the scope and findings of the annual audit, discuss the Trust’s accounting policies, discuss any recommendations of the independent auditors with respect to the Trust’s management practices, review the impact of changes in accounting standards on the Trust’s financial statements, recommend to the Board the selection of independent registered public accounting firm, and perform such other duties as may be assigned to the Audit Committee by the Board. The Audit Committee met eight times during the 12-month period ended December 31, 2024.

The Nominating and Corporate Governance Committee is comprised of Ms. Ivey, Mr. Pitt, and Dr. Urban. The Nominating and Corporate Governance Committee’s purposes, duties and powers are set forth in its written charter, which is described in Exhibit C – the charter also describes the process by which shareholders of the Trust may make nominations. The Nominating and Corporate Governance Committee met three times during the 12-month period ended December 31, 2024.

The Qualified Legal Compliance Committee is comprised of Ms. Ivey, Mr. Pitt, and Dr. Urban. The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to the appropriate remedial action in connection with any report of evidence of a material violation of the securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, Trustees, or agents. The Qualified Legal Compliance Committee did not meet during the 12-month period ended December 31, 2024.

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Trustee Compensation. Each Trustee who is not an “interested person” of the Trust may receive compensation for their services to the Trust. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. Effective January 1, 2025, each Trustee receives a retainer fee at the annual rate of $74,000 and the Independent Chairperson will receive an additional annual fee of $5,000, paid quarterly. Additionally, each Trustee may receive a fee of $2,500 per special meeting. Compensation to be received by each Trustee from the Trust for the Funds’ first fiscal year is estimated as follows:

Name of Person / Position	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid To Trustees (*)(1)
Mary Lou H. Ivey, Trustee	$__	$0	$0	$___
Theo H. Pitt, Jr., Trustee	$___	$0	$0	$___
Dr. David J. Urban, Trustee	$___	$0	$0	$____

* The Trust does not pay deferred compensation.

(1) The “Fund Complex” consists of the Funds and all the series of the Trust that are managed by the Adviser.

Trustee Ownership of Fund Shares. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Funds of the Trust, as of December 31, 2024, and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Non-Interested Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies
Mary Lou H. Ivey	A	A
Theo H. Pitt, Jr.	A	A
Dr. David J. Urban	A	A

Sales Loads. No front-end or deferred sales charges are applied to purchase of Fund shares by current or former trustees, officers, employees or agents of the Trust, the Adviser or the principal underwriter and by the members of their immediate families. No front-end or deferred sales charges are applied to the purchase of Shares.

Policies Concerning Personal Investment Activities. The Funds and the Adviser have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular code of ethics, to invest in securities, including securities that may be purchased or held by the Funds, for their own account.

The Codes of Ethics are on file with, and can be reviewed on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Funds. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Funds or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or the terms of the management agreement with the Adviser. Since the economic benefit of investing in an ETF is passed through to the underlying investors of the record owners of 25% or more of the Fund shares, these record owners are not considered the beneficial owners of the Fund’s shares or control persons of the Fund.

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The Funds have not yet commenced operations as of the date of this SAI.

DETERMINATION OF NET ASSET VALUE

Calculation of Share Price

The NAV of each Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund. Shares are valued at the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) (the “Exchange Close”) on each day that the Exchange is open. For purposes of calculating the NAV, a Fund normally uses pricing data for its Reference Asset and domestic and foreign equity securities (generally in ETFs) received shortly after the Exchange Close and does not normally take into account trading, clearances or settlements that take place after the Exchange Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

For purposes of valuing direct holdings in each Reference Asset, CF Benchmarks will provide a daily value for the Referenced Asset based on aggregated trade data from multiple Reference Asset-USD markets operated by major cryptocurrency exchanges and synchronized to the traditional U.S. financial market close of 4 p.m. Eastern. This methodology used to calculate the price to value each Reference Asset in determining the net asset value of the Fund may not be deemed consistent with U.S. GAAP because it uses an amalgamated price from various markets and a trade weighted average pricing methodology.

For financial reporting purposes only, for each Reference Asset with actively quoted prices in a principal market as of the close of the U.S. stock market (4 p.m. ET), the quoted price is used as the fair value. When a quoted price in a principal market is not available, comparable data from active markets will be used. If neither a quoted price nor comparable data is available, internal models or data will be used to estimate fair value. Assumptions used in any internal models, and the valuation methods used will be appropriate and consistent with market practice.

In determining the fair value of the staked Reference Asset, facts and circumstances such as the length of the lockup period, will be considered in conjunction with other factors in determining the appropriate valuation.

For purposes of income recognition for staking rewards, each Fund will recognize income from staking rewards when the amount of the staking rewards to which a Fund is entitled becomes known or calculable. Staking rewards will be included in a Fund’s net asset value calculation on the day the staking reward is included on the Fund’s transaction reports if such transaction reports are received prior to 4 PM ET.

Generally, a Fund’s domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Valuation Designee (as defined below). Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market. The Funds may engage one or more third-party vendors to value the Reference Assets. Such third-party vendors may obtain a price from the particular Reference Asset’s principal market and/or use other factors, such as volume and activity data, in determining a fair market value.

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Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to methodologies established by the Board. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) approved by the Board based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when a Fund calculates NAV. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Valuation Designee (as defined below). Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked price quotations from market makers or by a pricing service or Valuation Designee (as defined below) in accordance with the valuation procedures approved by the Board.

Under certain circumstances, the Funds may use an independent pricing service approved by the Board to calculate the fair market value of foreign equity securities (such as non-U.S. ETFs) on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair-valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Shares are not priced, the value of securities held by a Fund can change on days when Shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before a Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Fund’s Valuation Designee (as defined below).

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services or other parties in accordance with the valuation procedures approved by the Board. As a result, the NAV of the Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange Shares.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received upon the sale of the security or asset in an orderly transaction between market participants at the measurement date and time. Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee (“Valuation Designee”) for the Funds to perform fair value determinations relating to all Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through a fair valuation committee, and may apply fair valuation methodologies approved by the Board, or utilize prices or inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources that have been approved by the Board.

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Fair valuation may require subjective determinations about the value of a security. While the Funds’ and Valuation Designee’s policies and procedures are intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by each Fund may differ from the value that would be realized if the securities were sold.

ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

PURCHASE AND REDEMPTION OF CREATION UNITS

Creation Units

The Trust issues and sells Shares of the Funds only in Creation Units on a continuous basis on any business day through the Distributor at the Shares’ NAV next determined after receipt of an order in proper form. The Distributor processes purchase orders only on a day that the Exchange is open for trading (a “Business Day”).

Generally, the consideration for the purchase and redemption of Creation Units will be made entirely in a cash amount equal to the NAV of the shares that constitute the Creation Unit(s) (an “All Cash Amount”). At the discretion of the Adviser, the Funds may elect at any time, and from time to time, to issue and sell Creation Units at NAV for “in kind” consideration, meaning the initiator of a creation or redemption order will deposit or receive as consideration a portfolio of all or some of the securities held in each Fund’s portfolio, plus a cash amount (an “In Kind Creation” and “In Kind Redemption”).

Creation Orders

Although creation orders will generally involve payment of an All Cash Amount by the purchaser, the Fund reserves the right to accept In Kind Creations. The consideration for an In Kind Creation generally consists of the Deposit Securities for each Creation Unit constituting a substantial replication, or representation, of the securities included in a Fund’s portfolio as selected by the Adviser (“Fund Securities”) and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum investment amount for a Creation Unit of a Fund. The Cash Component serves to compensate the Trust or the Authorized Participant, as applicable, for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit) and the “Deposit Amount,” an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (that is a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below) or for other similar reasons. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations.

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The ETF Custodian, through the NSCC (see the section of this SAI entitled “Purchase and Redemption of Creation Units—Procedures for Creation of Creation Units”), makes available on each Business Day on which the Fund has elected to accept In Kind Creations, prior to the opening of business on the Exchange (currently 9:30 a.m. New York time), the list of the name and the required number of shares of each Deposit Security (if any) to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Funds.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Funds changes as rebalancing adjustments and corporate action events are reflected within the Funds from time to time by the Adviser, with a view to the investment objective of the Funds. In addition, the Trust reserves the right to permit the substitution of an amount of cash – i.e., a “cash in lieu” amount – to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. In addition to the list of names and number of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day on which the Fund has elected to accept In-Kind Creations the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of each Fund.

Procedures for Creation of Creation Units

All orders to create Creation Units must be placed with the Transfer Agent either (1) through Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the SEC, by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participant Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund Shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

The Distributor will process orders to purchase Creation Units received by 3:00 p.m. New York time on the trade date (“Closing Time”), as long as they are in proper form. If an order to purchase Creation Units is received in proper form by Closing Time, then it will be processed that day. Purchase orders received in proper form after Closing Time will be processed on the following Business Day and will be priced at the NAV determined on that day. Custom orders must be received by the Transfer Agent no later than 3:00 p.m. New York time on the trade date. In the case of an In Kind Creation, a custom order may be placed by an Authorized Participant in the event that the Trust permits the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below in the sections entitled “Placement of Creation Orders Using the Clearing Process” and “Placement of Creation Orders Outside the Clearing Process.”

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All orders to create Creation Units from investors who are not Authorized Participants shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of the Funds have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.

Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Transfer Agent prior to the Closing Time on the Transmittal Date. Orders for Creation Units that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of the Fund Deposit. For more information about Clearing Process and DTC, see the sections below entitled “Placement of Creation Orders Using the Clearing Process” and “Placement of Creation Orders Outside the Clearing Process.”

Placement of Creation Orders Using the Clearing Process

The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. All Fund Deposits and/or Cash Component, as applicable, made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Transfer Agent to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Fund Deposits and/or Cash Component, as applicable, to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor or transfer agent on the Transmittal Date if (1) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date and (2) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process

All Fund Deposits and/or Cash Component, as applicable, made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of cash and securities directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 p.m. New York time on the next Business Day following the Transmittal Date (“DTC Cut-Off-Time”).

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All questions as to the amount of an All Cash Amount, the number of Deposit Securities to be delivered, or the amount of a Cash Component, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component (including All Cash Amounts) must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m. New York time on the next Business Day following the Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (1) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date and (2) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the requisite Deposit Securities and the Cash Component or the All Cash Amount by 2:00 p.m. on the next Business Day following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposits and/or Cash Components as newly constituted to reflect the then-current Deposit Securities and Cash Component, or the All Cash Amount, as applicable. The delivery of Creation Units so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected through a DTC participant outside the Clearing Process and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. See the section of this SAI entitled “Purchase and Redemption of Creation Units—Creation Transaction Fee.”

Creation Units of an In Kind Creation may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (1) the Cash Component plus (2) 125% of the then-current market value of the undelivered Deposit Securities (“Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to Closing Time and funds in the appropriate amount are deposited with the Custodian by 11:00 a.m. New York time the following Business Day. If the order is not placed in proper form by Closing Time or funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to each Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending receipt of the undelivered Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 125% of the daily marked-to-market value of the undelivered Deposit Securities. To the extent that undelivered Deposit Securities are not received by 1:00 p.m. New York time on the third Business Day following the day on which the purchase order is deemed received by the Distributor, or in the event a marked-to-market payment is not made within one Business Day following notification by the Transfer Agent that such a payment is required, the Trust may use the cash on deposit to purchase the undelivered Deposit Securities. Authorized Participants will be liable to the Trust and each Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the undelivered Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust’s custodial account. In addition, a transaction fee will be charged in all cases. See the section below entitled “Creation Transaction Fee.” The delivery of Creation Units so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

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Acceptance of Orders for Creation Units

The Trust reserves the right to reject a creation order transmitted to it by the Transfer Agent if: (1) the order is not in proper form; (2) if the Cash Component paid is incorrect; (3) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding Shares of the Funds; (4) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (5) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or (6) there exist circumstances outside the control of the Trust, the Custodian, transfer agent, the Distributor and the Adviser that make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor or transfer agent, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process and similar extraordinary events. The Distributor shall notify the Authorized Participant of its rejection of the order. The Trust, the Custodian, any sub-custodian, the transfer agent and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust and the Trust’s determination shall be final and binding.

Creation Units typically are issued on a “T+1 basis” (that is, one Business Day after trade date). To the extent contemplated by an Authorized Participant’s agreement with the Distributor, the Trust will issue Creation Units of an In Kind Creation to such Authorized Participant notwithstanding the fact that the corresponding Portfolio Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value equal to 110%, which the Adviser may change from time to time, of the value of the missing Deposit Securities in accordance with the Trust’s then-effective procedures. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The only collateral that is acceptable to the Trust is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant.

Information concerning the Trust’s current procedures for collateralization of missing Deposit Securities is available from the Distributor or transfer agent. The Authorized Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.

In certain cases, Authorized Participants will create and redeem Creation Units (whether by In Kind Creation/Redemption or for an All Cash Amount) on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis. All questions as to the amount of cash required to be delivered, the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered, as applicable, shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

Authorized Participants will be required to pay a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Funds’ custodian for each creation order is [$300].

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In addition, a variable fee, payable to each Fund, of a percentage of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Funds may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

In order to seek to replicate the In Kind Creation order process for creation orders executed in whole or in part with cash, the Trust expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an In Kind Creation order pursuant to local law or market convention, or for other reasons (“Creation Market Purchases”). In such cases where the Trust makes Creation Market Purchases, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Trust and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes.

The Creation Transaction Fee may be waived for the Funds when the Adviser believes that waiver of the Creation Transaction Fee is in the best interest of the Funds. When determining whether to waive the Creation Transaction Fee, the Adviser considers a number of factors including whether waiving the Creation Transaction Fee will: facilitate the initial launch of each Fund; facilitate portfolio rebalancings in a less costly manner; improve the quality of the secondary trading market for the Funds’ shares; and not result in a Fund bearing additional costs or expenses as a result of the waiver.

Redemption Orders

The process to redeem Creation Units is essentially the reverse of the process by which Creation Units are created, as described above. To redeem Shares directly from a Fund, an investor must be an Authorized Participant or must redeem through an Authorized Participant. The Trust redeems Creation Units on a continuous basis on any Business Day through the Distributor at the Shares’ NAV next determined after receipt of an order in proper form. Each Fund will not redeem Shares in amounts less than Creation Units. Authorized Participants must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit.

Generally, Creation Units of the Funds will also be redeemed at NAV principally in cash, although a Fund reserves the right to redeem all or a portion in kind, in each case less a transaction fee as described below. With respect to In Kind Redemptions, the ETF Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m. New York time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. The redemption proceeds for an In Kind Redemption of a Creation Unit consists of Fund Securities – as announced on the Business Day the request for redemption is received in proper form – plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a redemption request in proper form, and the value of the Fund Securities (“Cash Redemption Amount”), less a redemption transaction fee (see the section below entitled “Redemption Transaction Fee”).

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The right of redemption may be suspended or the date of payment postponed with respect to the Funds (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Funds or determination of the Funds’ NAV is not reasonably practicable; or (4) in such other circumstances as is permitted by the SEC.

Deliveries of redemption proceeds by each Fund generally will be made within one Business Day (that is “T+1”) although the Funds reserve the right to make such payments within seven calendar days of the date of the redemption. However, each Fund reserves the right to settle redemption transactions and deliver redemption proceeds on a basis other than T+1 (E.g., redemptions that decrease the amount of staked Reference Assets) to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances.

Placement of Redemption Orders Using the Clearing Process

Orders to redeem Creation Units through the Clearing Process must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements with an Authorized Participant for an order to redeem. An order to redeem Creation Units is deemed received by the Trust on the Transmittal Date if: (1) such order is received by the Transfer Agent not later than Closing Time on such Transmittal Date; and (2) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Transfer Agent after Closing Time will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV determined on such next Business Day. The requisite Fund Securities and/or the Cash Redemption Amount, as applicable, will be transferred by the third NSCC business day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside the Clearing Process

Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (1) such order is received by the Transfer Agent not later than Closing Time on such Transmittal Date; (2) such order is accompanied or followed by the requisite number of Fund Shares, which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off-Time, and the Cash Redemption Amount, if owed to the Fund, which delivery must be made by 2:00 p.m. New York Time; and (3) all other procedures set forth in the Participant Agreement are properly followed. After the Distributor receives an order for redemption outside the Clearing Process, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered and the Cash Redemption Amount, if any, by the third Business Day following the Transmittal Date.

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The calculation of the value of the Fund Securities and/or the Cash Redemption Amount, as applicable, to be delivered or received upon redemption (by the Authorized Participant or the Trust, as applicable) will be made by the Custodian according to the procedures set forth the section of this SAI entitled “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Distributor. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of each Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and/or the Cash Redemption Amount, as applicable, to be delivered or received (by the Authorized Participant or the Trust, as applicable) will be determined by the Custodian on such Transmittal Date. If, however, either (1) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and/or the Cash Redemption Amount, as applicable, to be delivered or received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. New York time the following Business Day pursuant to a properly submitted redemption order.

The Trust will generally redeem Fund Shares solely for consideration in the form of an All Cash Amount, and the redeeming Authorized Participant will be required to receive its redemption proceeds in cash. In the event that the Funds elect In Kind Redemptions, an investor may request a redemption in cash, which the Trust may permit, in its sole discretion. In either case, the investor will receive an All Cash Amount payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a transaction fee which will include an additional charge for cash redemptions to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). Each Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Redemption Amount, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and a Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to an In Kind Redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Redemption Transaction Fee

Investors will be required to pay a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard redemption transaction fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Funds’ custodian for each redemption order is [$300].

An additional variable fee of up to three (3) times the fixed Transaction Fee plus all commission and fees payable to the Funds in connection with the sale of the Fund Securities (expressed as a percentage value of such Fund Securities) may be imposed for (1) redemptions effected outside the Clearing Process and (2) redemptions made in an All Cash Amount (to offset the Trust’s brokerage and other transaction costs associated with the sale of Fund Securities). Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order.

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In order to seek to replicate the In Kind Redemption order process for creation orders executed in whole or in part with cash, the Trust expects to sell, in the secondary market, the portfolio securities or settle any financial instruments that may not be permitted to be re-registered in the name of the Participating Party as a result of an In Kind Redemption order pursuant to local law or market convention, or for other reasons (“Market Sales”). In such cases where the Trust makes Market Sales, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were sold or settled by the Trust and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes.

Regardless of form, the Redemption Transaction Fee (including any reimbursements related to in cash redemptions or additional variable fees for In Kind Redemptions) will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities (currently, no more than 2% of the value of the shares redeemed).

The Redemption Transaction Fee may be waived for the Funds when the Adviser believes that waiver of the Redemption Transaction Fee is in the best interest of the Funds. When determining whether to waive the Redemption Transaction Fee, the Adviser considers a number of factors including whether waiving the Redemption Transaction Fee will: facilitate portfolio rebalancings in a less costly manner; improve the quality of the secondary trading market for the Funds’ shares; and not result in the Funds bearing additional costs or expenses as a result of the waiver.

Custom Baskets

The Fund Securities or other assets to be deposited for an In Kind Creation , and the Fund Securities or other assets delivered in connection with an In Kind Redemption, may differ, and the Fund may accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of a Fund’s portfolio holdings; or (ii) a representative basket that is different from the initial basket used in transactions on the same business day. The Fund has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and its affiliates may, out of its own resources and without additional cost to the Funds or their shareholders, pay a solicitation fee to securities dealers or other financial intermediaries (collectively, a “Financial Intermediary.”)

TAXES

The following discussion is a summary of certain U.S. federal income tax considerations affecting each Fund and its shareholders. The discussion reflects applicable U.S. federal income tax laws as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. federal income, estate and gift tax, and foreign, state and local tax concerns affecting the Funds and their shareholders (including shareholders owning large positions in the Fund). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in a Fund.

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In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status, including, but not limited to, financial institutions, real estate investment trusts (“REITS”), insurance companies, regulated investment companies (“RICs”), individual retirement accounts, tax-exempt entities, and dealers in securities. Furthermore, this discussion does not reflect possible application of the alternative minimum tax. Unless otherwise noted, this discussion assumes Shares are held by U.S. shareholders (defined below) and that such Shares are held as capital assets.

A U.S. shareholder is a beneficial owner of Shares that is for U.S. federal income tax purposes:

●	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

●	a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

●	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

●	a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions or a trust has a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of Shares of a Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds Shares, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective shareholder who is a partner of a partnership that will hold Shares should consult its tax advisor with respect to the purchase, ownership and disposition of Shares by the partnership.

Taxation as a RIC. Each Fund intends to qualify and remain qualified as a RIC under the Internal Revenue Code of 1986, as amended (the “ Code”). There can be no assurance that it will so qualify. Each Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, a Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership” (the “Income Test”). A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Code Section 7704. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by a Fund in the same manner as realized by the partnership or trust.

If a RIC fails the Income Test and such failure was due to reasonable cause and not willful neglect, it generally will not be subject to the U.S. federal income tax rate applicable to corporations. Instead, the amount of the penalty for non-compliance is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

With respect to the asset-diversification requirement, each Fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships (the “Asset Test”).

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If a RIC fails the Asset Test, such RIC has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis,” meaning that the failure does not exceed the lesser of 1% of the RIC’s assets, or $10 million.

Similarly, if a RIC fails the Asset Test and the failure is not de minimis, a RIC can cure the failure if: (i) the RIC files with the U.S. Treasury Department a description of each asset that caused the RIC to fail the Asset Test; (ii) the failure is due to reasonable cause and not willful neglect; and (iii) the failure is cured within six months (or such other period specified by the U.S. Treasury Department). In such cases, a tax is imposed on the RIC equal to the greater of: (i) $50,000 or (ii) an amount determined by multiplying the highest corporate U.S. federal income tax rate (currently 21%) by the amount of net income generated during the period of the Asset Test failure by the assets that caused the RIC to fail the Asset Test.

If a Fund qualifies as a RIC and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed (the “Distribution Test”), a Fund will be relieved of U.S. federal income tax on any income of a Fund, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by a Fund will be subject to regular corporate U.S. federal income tax rates (currently at a maximum rate of 21%). The Funds intend to distribute at least annually substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

The Funds will generally be subject to a nondeductible 4% U.S. federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. To avoid the 4% U.S. federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of the Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any income realized, but not distributed, and on which the Fund paid no U.S. federal income tax in preceding years. The Funds generally intend to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

The Funds may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if a Fund hold debt obligations that are treated under applicable federal income tax rules as having original issue discount (“OID”) (such as debt instruments with payment of kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Fund must include in income each year a portion of the OID that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year. Because any OID accrued will be included in the Fund’s “investment company taxable income” (discussed below) for the year of accrual, the Fund may be required to make a distribution to its shareholders to satisfy the Distribution Test, even though it will not have received an amount of cash that corresponds with the accrued income.

A RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Fund, if any, prior to distributing such gains to shareholders.

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Except as set forth below in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that the Funds will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC. If the Fund is unable to satisfy the Distribution Test or otherwise fail to qualify as a RIC in any year, they will be subject to corporate U.S. federal income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to the Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate U.S. shareholders, and non-corporate U.S. shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for preferential rates of U.S. federal income taxation, if holding period and other requirements are satisfied.

Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their shares of the Fund, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the Income Test, Asset Test, and Distribution Test for that year and distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

Taxation for U.S. Shareholders. Distributions paid to U.S. shareholders by the Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional Shares. Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate U.S. shareholders under to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or REITs or (ii) in the case of individual U.S. shareholders, as qualified dividend income eligible to be taxed at preferential rates to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (which generally include foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company (a “PFIC”). Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“Capital Gain Dividends”), including capital gain dividends credited to such U.S. shareholder but retained by the Fund, are taxable to such U.S. shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such U.S. shareholder owned the Shares. The maximum tax rate on Capital Gain Dividends received by individuals is generally 20%. Distributions in excess of the Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s Shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder. The Fund is not required to provide written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions. The Forms 1099 sent to the U.S. shareholders will instead serve this notice purpose.

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As a RIC, the Fund will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Fund and the shareholders and this may affect the U.S. shareholders’ AMT liabilities. The Fund intends in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund’s taxable income, determined without regard to the dividends paid deduction.

For purpose of determining (i) whether the Distribution Test is satisfied for any year and (ii) the amount of Capital Gain Dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the prior taxable year. If the Fund makes such an election, a U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

The Funds intends to distribute all realized capital gains, if any, at least annually. If, however, the Funds were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the U.S. federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of Shares owned will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholder.

Sales of Shares or redemption of Creation Units and other dispositions of the Shares, such as exchanges, of the Fund generally are taxable events. U.S. shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in the Shares is properly treated as a sale or exchange for U.S. federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. The sale of Shares or redemption of Creation Units or other disposition of Shares will generally result in capital gain or loss to a U.S. shareholder equal to the difference between the amount realized and the adjusted tax basis in the Shares sold or exchanged, and will be long-term capital gain or loss if the Shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends received (including amounts credited as an undistributed Capital Gain Dividends by such shareholder with respect to such Shares. A loss realized on a sale or exchange of Shares generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the Shares are disposed. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Both long-term and short-term capital gain of corporations are taxed at the rates applicable to ordinary income of corporations. For non-corporate U.S. taxpayers, short-term capital gain is taxed at the rate applicable to ordinary income, while long-term capital gain generally is taxed at a maximum rate of 20%. Capital losses are subject to certain limitations.

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An Authorized Participant who exchanges securities for Creation Units generally will recognize gain or loss from the exchange. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units and the exchanger’s basis in the Creation Units. The IRS, however, may assert that an Authorized Participant which does not mark-to-market its holdings may not be permitted to currently deduct losses realized upon an exchange of securities for Creation Units under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. Any loss realized upon a redemption of Creation Units held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gains with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The Funds have the right to reject an order for a purchase of Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Code Section 351, the Fund would have a basis in the securities deposited for such Shares different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or group of purchasers) that would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund, the purchaser (or group of purchasers) may not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rules apply and when a loss might be deductible.

The Funds are required to report their shareholders’ cost basis, gain/loss, and holding period for Shares to the IRS on the Fund’s shareholders’ Consolidated Form 1099s.

The Fund has chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific Shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method Shares will be reported on a U.S. shareholder’s Consolidated Form 1099 if the shareholder does not select a different tax lot identification method. U.S. shareholders may choose a method different than the Fund’s standing method and will be able to do so at the time of a U.S. shareholder’s purchase or upon the sale of Shares.

The Funds and their service providers do not provide tax advice. U.S. shareholders should consult independent sources, which may include a tax professional, with respect to any decisions they may make with respect to choosing a tax lot identification method.

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Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of Shares. U.S. shareholders are urged to consult their own tax advisers regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

Straddles. When the Funds enter into an offsetting position to limit the risk on another position, the “straddle” rules usually come into play. An option or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a “straddle” for U.S. federal income tax purposes. In general, straddles are subject to certain rules that may affect the character and timing of the Fund’s gains and losses with respect to straddle positions. The key features of the straddle rules are as follows:

The Funds may have to wait to deduct any losses. If a Fund has a capital gain in one position of a straddle and a capital loss in the other, the Fund may not recognize the loss for U.S. federal income tax purposes until the Fund disposes of both positions. This might occur, for example, if the Fund had a highly appreciated stock position and the Fund purchased protective put options (which give the Fund the right to sell the stock to someone else for a period of time at a predetermined price) to offset the risk. If the stock continued to increase in value and the put options expired worthless, the Fund must defer recognition of the loss on its put options until the Fund sells and recognizes the gain on the original, appreciated position.

A Fund’s capital gain holding period may get clipped. The moment the Fund enters into a typical straddle, the capital gains holding period on its offsetting positions is frozen. If the Fund held the original position for one year or less (thus not qualifying for the long-term capital gains rate), not only is the holding period frozen, it starts all over again when the Fund disposes of the offsetting position.

Losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses may be treated as long-term capital losses. This generally has the effect of reducing the tax benefit of such losses.

The Funds may not be able to deduct any interest expenses or carrying charges. During the offsetting period, any interest or carrying charges associated with the straddle generally are not currently tax deductible, but must be capitalized (added to cost basis).

Original Issue Discount, Pay-In-Kind Securities, Market Discount and Commodity-Linked Notes. Some debt obligations with a fixed maturity date of more than one year from the date of issuance that may be acquired by a Fund may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the OID is treated as interest income and is included in the Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

Some debt obligations that may be acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See below under “Higher-Risk Securities.”

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Some debt obligations that may be acquired by a Fund may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. The Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Fund receives no interest payment in cash on the security during the year.

If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Higher-Risk Securities. To the extent such investments are permissible for a Fund, the Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether the Fund should recognize market discount on a debt obligation, and if so, what amount of market discount the Fund should recognize. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

Interest paid on debt obligations owned by a Fund, if any, that are considered for U.S. federal income tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

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Tax-Exempt Shareholders. A tax-exempt U.S. shareholder could recognize unrelated taxable business income (“UBTI”) by virtue of its investment in a Fund if Shares constitute debt-financed property in the hands of the tax-exempt U.S. shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt U.S. shareholder may recognize UBTI if the Fund recognize “excess inclusion income” derived from direct or indirect investments in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPs”) if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. A CRT (as defined in Code Section 664) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognize “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a Share that recognize “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest U.S. federal corporate income tax rate. The extent to which this IRS guidance remains applicable. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax own advisers concerning the consequences of investing in the Funds.

Foreign Taxation. Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A “qualified fund of funds” is a RIC that has at least 50% of the value of its total interests invested in other RICs at the end of each quarter of the taxable year. If a Fund satisfies this requirement or if it meets certain other requirements, which include a requirement that more than 50% of the value of the Fund’s total assets at the close of its taxable year consist of stocks or securities of foreign corporations, then the Fund should be eligible to file an election with the IRS that may enable its shareholders to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations.

Non-U.S. Shareholders. Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by a Fund to a Non-U.S. shareholder are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

A RIC is not required to withhold any amounts (i) with respect to distributions (other than distributions to a Non-U.S. shareholder (a) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (b) to the extent that the dividend is attributable to certain interest on an obligation if the Non-U.S. shareholdern is the issuer or is a 10% shareholder of the issuer, (c) that is within a foreign country that has inadequate information exchange with the United States, or (d) to the extent the dividend is attributable to interest paid by a person that is a related person of the Non-U.S. shareholder and the Non-U.S. shareholder is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by a Non-U.S. shareholder, to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual Non-U.S. shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests (“USRPIs”) as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by the RIC (“Short-Term Capital Gain Dividends”). If the Fund invests in an underlying fund that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to Non-U.S. shareholders.

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The Fund is permitted to report such part of its dividends as interest-related or Short-Term Capital Gain Dividends as are eligible, but is not required to do so. These exemptions from withholding will not be available to Non-U.S. shareholders that do not currently report their dividends as interest-related or Short-Term Capital Gain Dividends.

In the case of Shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or Short-Term Capital Gain Dividend to shareholders. Non-U.S. shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Under U.S. federal income tax law, a beneficial holder of Shares who is a Non-U.S. shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of Shares or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such shareholder within the United States, (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of USRPIs apply to the Non-U.S. shareholder’s sale of Shares or to the Capital Gain Dividend received by the non-U.S. shareholder (as described below).

Special rules would apply if the Fund were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a U.S. corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USPRIs, interests in real property located outside the United States, and other assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If the Fund were a USRPHC or would be a USRPHC but for certain exceptions, any distributions by the Fund to a Non-U.S. shareholder (including, in certain cases, distributions made by the Fund in redemption of its Shares) attributable to gains realized by the Fund on the disposition of USRPIs or to distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands generally would be subject to U.S. federal income withholding tax. In addition, such distributions could result in a Non-U.S. shareholder being required to file a U.S. federal income tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a Non-U.S. shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the Non-U.S. shareholder’s current and past ownership of the Fund. This “look-through” USRPI treatment for distributions by the Fund, if it were either a USRPHC or would be a USRPHC but for the operation of certain exceptions, to Non-U.S. shareholders applies only to those distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT, unless Congress enacts legislation providing otherwise.

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In addition, if the Fund were a USRPHC or former USRPHC, it could be required to withhold U.S. federal income tax on the proceeds of a Share redemption by a greater-than-5% Non-U.S. shareholder, in which case such shareholder generally would also be required to file a U.S. federal income tax return and pay any additional taxes due in connection with the redemption.

Whether or not the Fund is characterized as a USRPHC will depend upon the nature and mix of the Fund’s assets. The Fund does not expect to be a USRPHC. Non-U.S. shareholders should consult their own tax advisers concerning the application of these rules to their investment in the Fund.

If a Non-U.S. shareholder has a trade or business in the United States, and the dividends from the Fund are effectively connected with the Non-U.S. shareholder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a Non-U.S. shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that Non-U.S. shareholder in the United States.

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a Non-U.S. shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an applicable IRS Form W-8). Non-U.S. shareholders should consult their own tax advisers in this regard.

A Non-U.S. shareholder may be subject to U.S. state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

Backup Withholding. Each Fund generally is required to withhold and remit to the U.S. Treasury Department a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is currently 24%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

FATCA. Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (i) income dividends paid by a Fund and (ii) possibly in the future, certain capital gain distributions and the proceeds arising from the sale of Shares paid by the Fund. FATCA withholding tax generally can be avoided: (i) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (ii) by an NFFE, if it: (a) certifies that it has no substantial U.S. persons as owners or (b) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA, generally on an applicable IRS Form W-8.

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Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their own tax advisers to determine the suitability of Shares as an investment through such plans, and the precise effect of an investment on their particular tax situation.

Possible Tax Law Changes. At the time that this SAI was being prepared, various administrative and legislative changes to the U.S. federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will take place or what the changes might entail.

The foregoing is a general and abbreviated summary of the provisions of the Code and the Treasury regulations in effect as they directly govern the taxation of the Funds and their shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their own tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions. Generally, Reference Assets are bought and sold through transactions with Liquidity Providers and equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. The purchase price for Reference Assets and securities bought from Liquidity Providers or dealers serving as market makers will similarly include the Liquidity Provider’s or dealer’s mark up or reflect a Liquidity Provider’s or dealer’s mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In selecting brokers and dealers to execute portfolio transactions, the Adviser may consider research and brokerage services furnished to the Adviser or its affiliates. The Adviser may not consider sales of shares of the Funds as a factor in the selection of brokers and dealers, but may place portfolio transactions with brokers and dealers that promote or sell a Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of execution and not on sales efforts. When placing portfolio transactions with a broker or dealer, the Adviser may aggregate securities to be sold or purchased for the Funds with those to be sold or purchased for other advisory accounts managed by the Adviser. In aggregating such securities, the Adviser will average the transaction as to price and will allocate available investments in a manner that the Adviser believes to be fair and reasonable to the Funds and such other advisory accounts. An aggregated order will generally be allocated on a pro rata basis among all participating accounts, based on the relative dollar values of the participating accounts, or using any other method deemed to be fair to the participating accounts, with any exceptions to such methods involving the Trust being reported to the Trustees.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, Fund strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Funds.

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To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under its advisory agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of “Regular Broker-Dealers”. Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. Each Fund is newly formed and has not commenced operations as of the date of this SAI.

DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

On each Business Day (as defined in the Creation and Redemption of Creation Units section of this SAI), prior to the opening of regular trading on the Funds’ primary listing exchange, the Funds disclose on their website (www.rexshares.com) certain information relating to the portfolio holdings that will form the basis of the Funds’ next net asset value per share calculation.

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In addition, certain information may also be made available to certain parties:

●	Communications of Data Files: Each Fund may make available through the facilities of the National Securities Clearing Corporation (“NSCC”) or through posting on the Fund’s website, prior to the opening of trading on each business day, a list of the Fund’s holdings (generally pro-rata) that Authorized Participants could deliver to the Fund to settle purchases of the Fund (i.e. Deposit Securities) or that Authorized Participants would receive from the Fund to settle redemptions of the Fund (i.e. Fund Securities). These files are known as the Portfolio Composition Files and the Fund Data Files (collectively, “Files”). The Files are applicable for the next trading day and are provided to the NSCC and/or posted on the Funds’ website after the close of markets in the U.S.

●	Communications with Authorized Participants and Liquidity Providers: Certain employees of the Adviser, Distributor and Custodian are responsible for interacting with Authorized Participants and liquidity providers with respect to discussing custom basket proposals as described in the Custom Baskets section of this SAI. As part of these discussions, these employees may discuss with an Authorized Participant or liquidity provider the securities each Fund is willing to accept for a creation, and securities that the Fund will provide on a redemption.

●	The Adviser may also discuss portfolio holdings-related information with broker/dealers, in connection with settling each Fund’s transactions, as may be necessary to conduct business in the ordinary course in a manner consistent with the disclosure in the Funds’ current registration statement.

●	Communications with Listing Exchanges: From time to time, employees of the Adviser, Distributor and/or Custodian may discuss portfolio holdings information with the applicable primary listing exchange for the Funds as needed to meet the exchange listing standards.

●	Communication of Other Information: Certain explanatory information regarding the Files is released to Authorized Participants and liquidity providers on a daily basis, but is only done so after the Files are posted to the Funds’ website.

●	Third-Party Service Providers: Certain portfolio holdings information may be disclosed to the Trustees and their counsel, outside counsel for the Funds, auditors and to certain third-party service providers (i.e., fund administrator, custodian, proxy voting service, and printers), as may be necessary to conduct business in the ordinary course in a manner consistent with applicable policies, agreements with the Funds, the terms of the current registration statement and federal securities laws and regulations thereunder.

●	Each Fund files its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Trust’s Form N-CSR for the second and fourth fiscal quarters and on Form N-PORT for the first and third fiscal quarters. Certain portfolio information is also included on Form N-PORT that is filed for the second and fourth fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the respective quarter. Form N-CSR must be filed with the SEC no later than ten (10) calendar days after the Trust transmits its annual or semi-annual report to its shareholders. Form N-PORT must be filed with the SEC and will be made publicly available no later than sixty (60) calendar days after the end of the applicable quarter. These portfolio holdings schedules filed on Form N-CSR and form N-PORT are posted to the Funds’ website no later than sixty (60) days following the fiscal quarters.

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No consideration may be received by the Funds, the Adviser, or any other person in connection with the disclosure of portfolio information. The Trust’s Chief Compliance Officer or his or her delegate may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures, subject to restrictions on selective disclosure imposed by applicable law. The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.

DESCRIPTION OF SHARES

The Trust’s Agreement and Declaration of Trust authorizes the Board to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. The Agreement and Declaration of Trust further authorizes the trustees to classify or reclassify any series of shares into one or more classes. The Trust’s shares of beneficial interest have no par value.

Each Fund is authorized to issue one class of shares imposing no front-end or deferred sales charges, no 12b-1 fee and no service fee.

Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual fund, shareholders of a fund are entitled to receive the assets available for distribution belonging to the particular fund, and a proportionate distribution, based upon the relative asset values of the respective fund, of any general assets of the Trust not belonging to any particular fund which are available for distribution.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held and will vote in the aggregate and not by class, except as otherwise expressly required by law or when the Board determines that the matter to be voted on affects only the interests of shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Trust’s outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. A particular fund is deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are substantially identical or that the matter does not affect any interest of the fund. Under the Rule, the approval of an investment management agreement or any change in an investment objective, if fundamental, or in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to series or class.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

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The Board has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares of any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust’s shares as the Board may deem desirable. The Agreement and Declaration of Trust authorizes the Trustees, without shareholder approval, to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the Trustees without shareholder approval. However, the exercise of such authority by the Board without shareholder approval may be subject to certain restrictions or limitations under the 1940 Act.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy voting policies and procedures, which are included in Exhibit B to this SAI. The Board of Trustees will periodically review each Fund’s proxy voting record. The proxy voting policies and procedures of the Trust are included as Exhibit A to this SAI.

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. Information regarding how each Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, will be available (1) without charge, upon request by calling 844-802-4004 or by writing to the Fund at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235; (2) or through the Fund’s website at www.rexshares.com; and (3) on the SEC’s Internet website at http://www.sec.gov.

CODES OF ETHICS

The Board of Trustees, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Administrator have each adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Funds. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov.

FINANCIAL STATEMENTS

The Funds are new and do not have audited financial statements at this time. Upon completion of the Funds’ first fiscal period/year, audited financial statements will become available.

REX-OspreyTM ETFs

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Telephone: 844-802-4004

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EXHIBIT A

ETF OPPORTUNITIES TRUST

PROXY VOTING POLICY AND PROCEDURES

The ETF Opportunities Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Delegation of Proxy Voting Authority to Fund Advisers

The Board believes that the investment adviser of each Fund (each an “Adviser”), as the entity that selects the individual securities that comprise its Fund’s portfolio, is the most knowledgeable and best-suited to make decisions on how to vote proxies of portfolio companies held by that Fund. The Trust shall therefore defer to, and rely on, the Adviser of each Fund to make decisions on how to cast proxy votes on behalf of such Fund.

The Trust hereby designates the Adviser of each Fund as the entity responsible for exercising proxy voting authority with regard to securities held in the Fund’s investment portfolio. Consistent with its duties under this Policy, each Adviser shall monitor and review corporate transactions of corporations in which the Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Fund under the Proxy Rule and the 1940 Act. Each Adviser shall perform these duties in accordance with the Adviser’s proxy voting policy, a copy of which shall be presented to this Board for its review. Each Adviser shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

Conflict of Interest Transactions

In some instances, an Adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders and those of the Adviser or an affiliated person of the Adviser. In such case, the Adviser is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast. In the event that the Board is required to vote a proxy because an Adviser has a conflict of interest with respect to the proxy, the Board will vote such proxy in accordance with the Adviser’s proxy voting policy, to the extent consistent with the shareholders’ best interests, as determined by the Board in its discretion. The Board shall notify the Adviser of its final decision on the matter and the Adviser shall vote in accordance with the Board’s decision.

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Availability of Proxy Voting Policy and Records Available to Fund Shareholders

If a Fund has a website, the Fund may post a copy of its Adviser’s proxy voting policy and this Policy on such website. Effective July 1, 2024, a Fund shall make publicly available its most recently filed report on Form N-PX on or through its website as soon as reasonably practicable after filing the report with the Commission. The information disclosed on Form N-PX shall be in a readable format. In addition, a copy of such policies and of each Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

Each Adviser shall provide a complete voting record, as required by the Proxy Rule, for each series of the Trust for which it acts as adviser, to the Trust’s administrator within 30 days following the end of each 12-month period ending June 30. The Trust’s administrator will file a report based on such record on Form N-PX on an annual basis with the U.S. Securities and Exchange Commission no later than August 31st of each year.

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EXHIBIT B

PROXY VOTING POLICY AND PROCEDURES OF REX ADVISERS, LLC

REX ADVISERS, LLC

Background

Proxy voting is an important right of investors and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. SEC-registered investment advisers that exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Investment Advisers Act of 1940 (“Advisers Act”) to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

Policy

REX Advisers, LLC (“REX” or “Advisor”), as a matter of policy and as a fiduciary obligation to our clients, maintains the responsibility for voting proxies for portfolio securities held by accounts in which it has discretionary authority. REX’s proxy voting policy must be approved by the Trust(s) Board of Directors in connection with registered investment companies (including REX Shares ETFs) it manages.

REX has delegated proxy voting matters to its Investment Committee where obligated to exercise proxy voting it the best interests of its clients (including ETFs and UCITS ETFs). REX maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our proxy policies and practices.

Procedures

As a fundamental practice, REX shall determine how to vote proxies based on our reasonable judgment of that vote insofar as what is most likely to produce favorable financial results for the clients or shareholders. In furtherance of this practice, REX has engaged Broadridge Investor Communication Solutions, Inc. (“Broadridge”) to obtain research and administrative support for its proxy voting obligations. Broadridge furnishes Proxy Policies & Insights Service modules (the “PPI Services”) that include access to access to its ProxyEdge® platform (which facilitates data flow and automated voting of proxy issues) and corporate governance voting instructions that are based on a data selection facilitated by REX. Broadridge, moreover, furnishes REX with website access to e-ballot and meeting information via proxyedge.com. Broadridge is not a proxy advisor and will not be making any recommendation as to the manner in which the Advisor should vote or the factors to consider when voting, on any matter, issue, candidate or ballot proposition.

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Insofar as voting guidelines are concerned, REX will typically cast proxy votes in favor of proposals that maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer's board of directors and management, and maintain or increase the rights of shareholders. Conversely, proxy votes will be cast against proposals having the opposite effect or in circumstances where (i) the cost of voting such proxy exceeds the expected benefit to the client; (ii) if the proxy authorizes a re-registration process imposing trading and transfer restrictions on the shares, commonly, referred to as “blocking.”

From time to time, it is possible that REX will decide (i) to vote shares held in client accounts differently from the vote of another client account holding the same security. Such actions may result from situations where clients are permitted to place reasonable restrictions on REX's voting authority in the same manner that they may place such restrictions on the actual selection of account securities; or (ii) to abstain from voting on behalf of client account(s) for good reason. For example, in the absence of specific voting guidelines from the client, REX will generally not vote proxies. If, however, REX elects to vote in these instances, REX's policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. REX may determine to abstain from voting a proxy if, in doing so, is not in the best interest of the client.

REX, in exercising its proxy voting obligations, will identify any conflicts that exist between the interests of the Adviser and the client by reviewing the relationship of REX with the issuer of each security to determine if REX or any of its Supervised Persons has any financial, business or personal relationship with the issuer. If a material conflict of interest exists, the Investment Committee will request that the Advisor’s Chief Compliance Officer (“CCO”) or General Counsel to advise whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means, such as, voting in a manner consistent with a predetermined voting guidelines (see above) or receiving an independent third party voting recommendation.

Recordkeeping. REX shall retain the following proxy voting records in a format and retention period as set forth in the Recordkeeping guidelines set forth in this Manual:

●	Each proxy statement (which shall be maintained on the Advisor’s website or alternatively the Advisor’s website shall include instructions for investors to obtain the proxy voting records)

●	Proxy Analysis Report, if applicable;

●	Record of each vote cast or abstention (or “Ballot”) in a manner prescribed by the Proxy Voting Form (see below).

●	Documentation, if any, created that was material to making a decision how to vote proxies, or that memorializes that decision including periodic reports to the CCO, if applicable.

●	Clerical or administrative records generated on behalf of the Advisor by the Proxy Support Vendor.

●	Form N-PX.

This policy and related procedures shall be reviewed at least annually and revised accordingly to maintain alignment with SEC rules and REX Adviser’s practices.

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EXHIBIT C

Nominating and Corporate Governance Committee Charter

ETF Opportunities Trust

Nominating and Corporate Governance Committee Membership

1.	The Nominating and Corporate Governance Committee of ETF Opportunities Trust (the “Trust”) shall be composed entirely of Independent Trustees.

Board Nominations and Functions

1.	The Committee shall make nominations for Trustee membership on the Board of Trustees, including the Independent Trustees. The Committee shall evaluate candidates’ qualifications for Board membership and their independence from the investment advisers to the Trust’s series portfolios and the Trust’s other principal service providers. Persons selected as Independent Trustees must not be an “interested person” as that term is defined in the Investment Company Act of 1940, nor shall Independent Trustees have any affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate. The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with managers or service providers. See Appendix A for Procedures with Respect to Nominees to the Board.

2.	The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board of Trustees.

3.	The Committee shall periodically review the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skill sets from those already on the Board.

4.	The Committee shall periodically review trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

Committee Nominations and Functions

1.	The Committee shall make nominations for membership on all committees and shall review committee assignments at least annually.

2.	The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the full Board.

Other Powers and Responsibilities

1.	The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.

2.	The Committee shall review this Charter at least annually and recommend any changes to the full Board of Trustees.

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APPENDIX A TO THE NOMINATING AND CORPORATE GOVERNANCE COMMITTEE CHARTER

ETF OPPORTUNITIES TRUST

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

I.	Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Nominating and Corporate Governance Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures. In no event shall the Nominating and Corporate Governance Committee consider as a candidate to fill any such vacancy an individual recommended by any investment adviser of any series portfolio of the Trust, unless the Nominating and Corporate Governance Committee has invited management to make such a recommendation.

II.	Shareholder Candidates. The Nominating and Corporate Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Nominating and Corporate Governance Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Nominating and Corporate Governance Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

III.	Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Nominating and Corporate Governance Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Nominating and Corporate Governance Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Nominating and Corporate Governance Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

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OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Certificate of Trust of ETF Opportunities Trust (“Registrant”) is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(a)(2)	Agreement and Declaration of Trust is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(b)	By-Laws of the Registrant is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(c)	Articles IV, VII and VIII of the Declaration of Trust, Exhibit 28(a)(2) above, define the rights of holders of the securities being registered. (Certificates for shares are not issued.)

(d)(1)	Advisory Agreement between the Registrant and Ridgeline Research LLC on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A filed on June 15, 2020.

(d)(2)	Sub-Advisory Agreement between Vident Asset Management and Ridgeline Research LLC on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 130 on Form N-1A filed on March 29, 2024.

(d)(3)	Amended Advisory Agreement between the Registrant and Formidable Asset Management, LLC on behalf of the Formidable ETF, the Formidable Dividend and Income ETF and the Formidable Fortress ETF (“Formidable ETFs”) is herein incorporated by reference from the Registrant's Post-Effective Amendment No. 65 on Form N-1A filed on July 31, 2023.

(d)(4)	Sub-Advisory Agreement between Tidal Investments, LLC and Formidable Asset Management, LLC on behalf of the Formidable ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(d)(5)	Advisory Agreement between the Registrant and Applied Finance Advisors, LLC on behalf of the Applied Finance Valuation Large Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 11 on Form N-1A filed on July 20, 2021.

(d)(6)	Sub-Advisory Agreement between Tidal Investments, LLC and Applied Finance Advisors, LLC on behalf of the Applied Finance Valuation Large Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 201 on Form N-1A filed on December 13, 2024. .

(d)(7)	Advisory Agreement between the Registrant and Kingsbarn Capital Management, LLC on behalf of the Kingsbarn Tactical Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 26 on Form N-1A filed on March 24, 2022.

(d)(8)

Sub-Advisory Agreement between Vident Asset Management and Kingsbarn Capital Management, LLC on behalf of the Kingsbarn Tactical Bond ETF and Kingsbarn Dividend Opportunity ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 130 on Form N-1A filed on March 29, 2024.

(d)(9)	Advisory Agreement between the Registrant and Kingsbarn Capital Management, LLC on behalf of the Kingsbarn Dividend Opportunity ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 45 on Form N-1A filed on March 30, 2023.

(d)(10)	Advisory Agreement between the Registrant and WealthTrust Asset Management, LLC on behalf of the WealthTrust DBS Long Term Growth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 22 on Form N-1A filed November 23, 2021.

(d)(11)	Sub-Advisory Agreement between Tidal Investments, LLC and WealthTrust Asset Management, LLC on behalf of the WealthTrust DBS Long Term Growth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(d)(12)	Amended and Restated Advisory Agreement between the Registrant and Cultivar Capital, Inc. on behalf of the Cultivar ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 34 on Form N-1A filed on November 28, 2022.

(d)(13)	Sub-Advisory Agreement between Tidal Investments, LLC and Cultivar Capital, Inc. on behalf of the Cultivar ETF is herein incorporated by reference from the Registrant’s Post-Effective amendment No. 192 on Form N-1A filed on November 27, 2024.

(d)(14)	Advisory Agreement between the Registrant and Tuttle Capital Management LLC on behalf of Tuttle Capital 2X DBMF ETF, T-REX 2X Inverse NVIDIA Daily Target ETF, T-REX 2X Inverse Tesla Daily Target ETF, T-REX 2X Long NVIDIA Daily Target ETF, T-REX 2X Long Tesla Daily Target ETF, LAFFER|TENGLER Equity Income ETF, Tuttle Capital Daily 2X Inverse Regional Banks ETF, Tuttle Capital Daily 2X Long AI ETF, Tuttle Capital Daily 2X Inverse AI ETF, Brendan Wood TopGun ETF, T-REX 2X Long Apple Daily Target ETF, T-REX 2X Inverse Apple Daily Target ETF, T-REX 2X Long Alphabet Daily Target ETF, T-REX 2X Inverse Alphabet Daily Target ETF, T-REX 2X Long Microsoft Daily Target ETF, T-REX 2X Inverse Microsoft Daily Target ETF, Tuttle Capital Congressional Trading ETF, T-REX 2X LONG GME DAILY TARGET ETF, T-REX 2X LONG HOOD DAILY TARGET ETF, T-REX 2X LONG DJT DAILY TARGET ETF, T-REX 2X LONG MARA DAILY TARGET ETF, T-REX 2X INVERSE MARA DAILY TARGET ETF, T-REX 2X LONG RBLX DAILY TARGET ETF, T-REX 2X INVERSE PLTR DAILY TARGET ETF, T-REX 2X LONG ARM DAILY TARGET ETF, T-REX 2X LONG SHOP DAILY TARGET ETF, T-REX 2X INVERSE SHOP DAILY TARGET ETF, T-REX 2X INVERSE AMD DAILY TARGET ETF, T-REX 2X LONG NFLX DAILY TARGET ETF, T-REX 2X INVERSE NFLX DAILY TARGET ETF, T-REX 2X INVERSE BA DAILY TARGET ETF, T-REX 2X LONG SNOW DAILY TARGET ETF, T-REX 2X INVERSE SNOW DAILY TARGET ETF, T-REX 2X LONG AVGO DAILY TARGET ETF, T-REX 2X INVERSE AVGO DAILY TARGET ETF, T-REX 2X LONG PANW DAILY TARGET ETF, T-REX 2X INVERSE PANW DAILY TARGET ETF, T-REX 2X LONG TSM DAILY TARGET ETF, T-REX 2X INVERSE TSM DAILY TARGET ETF, T-REX 2X LONG SQ DAILY TARGET ETF, T-REX 2X INVERSE SQ DAILY TARGET ETF, T-REX 2X INVERSE COIN DAILY TARGET ETF, T-REX 2X LONG MSTR DAILY TARGET ETF AND T-REX 2X INVERSE MSTR DAILY TARGET ETF, Tuttle Capital RSP Option Income Strategy ETF, Tuttle Capital KRE Option Income Strategy ETF, Tuttle Capital IYR Option Income Strategy ETF, Tuttle Capital XLU Option Income Strategy ETF, Tuttle Capital XLE Option Income Strategy ETF, Tuttle Capital XHB Option Income Strategy ETF, Tuttle Capital EEM Option Income Strategy ETF, Tuttle Capital EFA Option Income Strategy ETF, Tuttle Capital XLF Option Income Strategy ETF, Tuttle Capital VTV Option Income Strategy ETF, Tuttle Capital IJH Option Income Strategy ETF, Tuttle Capital XLV Option Income Strategy ETF, Tuttle Capital SMH Option Income Strategy ETF, Tuttle Capital XBI Option Income Strategy ETF, Tuttle Capital XLY Option Income Strategy ETF, Tuttle Capital TSLA Put Write ETF, Tuttle Capital NVDA Put Write ETF, Tuttle Capital MSTR Put Write ETF, Tuttle Capital COIN Put Write ETF, Tuttle Capital QQQ Put Write ETF, the Opportunistic Trader ETF, the Tuttle Capital AAPL 0DTE Covered Call ETF, Tuttle Capital GOOGL 0DTE Covered Call ETF, Tuttle Capital META 0DTE Covered Call ETF, Tuttle Capital TSLA 0DTE Covered Call ETF, Tuttle Capital NVDA 0DTE Covered Call ETF, Tuttle Capital AMZN 0DTE Covered Call ETF, Tuttle Capital MSFT 0DTE Covered Call ETF, Tuttle Capital MSTR 0DTE Covered Call ETF, Tuttle Capital COIN 0DTE Covered Call ETF, Tuttle Capital IBIT 0DTE Covered Call ETF, Tuttle Capital 2X Long XRP Daily Target ETF, Tuttle Capital 2X Long Solana Daily Target ETF, Tuttle Capital 2X Long Trump Daily Target ETF, Tuttle Capital 2X Long Litecoin Daily Target ETF, Tuttle Capital 2X Long Melania Daily Target ETF, Tuttle Capital 2X Long Bonk Daily Target ETF, Tuttle Capital 2X Long BNB Daily Target ETF, Tuttle Capital 2X Long Cardano Daily Target ETF, Tuttle Capital 2X Long Chainlink Daily Target ETF, Tuttle Capital 2X Long Polkadot Daily Target ETF, Tuttle Capital Agentic AI ETF, Tuttle Capital AI in Healthcare ETF, Tuttle Capital AI Power Generation ETF, Tuttle Capital DeepSeek Global AI Innovation and Disruption ETF, Tuttle Capital Drone Industry AI Powered ETF, Tuttle Capital Quantum Computing AI Powered ETF, Tuttle Capital Quantum Computing AI Powered Covered Call ETF, Tuttle Capital UFO Disclosure AI Powered ETF, Tuttle Capital No Bleed Tail Risk ETF, T-REX 2X Long DKNG Daily Target ETF, T-REX 2X Long BULL Daily Target ETF, T-REX 2X Long XXI Daily Target ETF, T-REX 2X Long CRWV Daily Target ETF, T-REX 2X Long SMR Daily Target ETF, T-REX 2X Long AVAV Daily Target ETF, T-REX 2X Long AFRM Daily Target ETF, T-REX 2X Long ACHR Daily Target ETF, T-REX 2X Long AUR Daily Target ETF, T-REX 2X Long AXON Daily Target ETF, T-REX 2X Long B Daily Target ETF, T-REX 2X Long BBAI Daily Target ETF, T-REX 2X Long BKNG Daily Target ETF, T-REX 2X Long CVNA Daily Target ETF, T-REX 2X Long CEG Daily Target ETF, T-REX 2X Long DDOG Daily Target ETF, T-REX 2X Long WGS Daily Target ETF, T-REX 2X Long DNA Daily Target ETF, T-REX 2X Long KTOS Daily Target ETF, T-REX 2X Long OKLO Daily Target ETF, T-REX 2X Long QUBT Daily Target ETF, T-REX 2X Long RXRX Daily Target ETF, T-REX 2X Long TEM Daily Target ETF, T-REX 2X Long TTD Daily Target ETF, T-REX 2X Long UPXI Daily Target ETF, T-REX 2X Long UPST Daily Target ETF, T-REX 2X Long SOUN Daily Target ETF, T-REX 2X Long SMLR Daily Target ETF, T-REX 2X Long GLXY Daily Target ETF, T-REX 2X Long DOUL Daily Target ETF, Tuttle Capital 1X Inverse Volatility ETF, Tuttle Capital 2X Inverse Volatility ETF, T-REX 2X Long BYDDY Daily Target ETF, T-REX 2X Long GEV Daily Target ETF, T-REX 2X Long HHH Daily Target ETF, and T-REX 2X Long CRCL Daily Target ETF (the “Tuttle ETFs”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 318 on Form N-1A filed on July 22, 2025.

(d)(15)	Sub-Advisory Agreement between Laffer Tengler Investments, Inc. and Tuttle Capital Management, LLC on behalf of the LAFFER|TENGLER Equity Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 64 on Form N-1A filed on July 28, 2023.

(d)(16)	Advisory Agreement between the Registrant and REX Advisers, LLC on behalf of REX IncomeMax AMD Strategy ETF, REX IncomeMax AMZN Strategy ETF, REX IncomeMax TSLA Strategy ETF, REX IncomeMax BIIB Strategy ETF, REX IncomeMax DIS Strategy ETF, REX IncomeMax EEM Strategy ETF, REX IncomeMax GDXJ Strategy ETF, REX IncomeMax GOOG Strategy ETF, REX IncomeMax META Strategy ETF, REX IncomeMax MSFT Strategy ETF, REX IncomeMax MSTR Strategy ETF, REX IncomeMax PYPL Strategy ETF, REX IncomeMax SLV Strategy ETF, REX IncomeMax SMH Strategy ETF, REX IncomeMax SNOW Strategy ETF, REX IncomeMax TLRY Strategy ETF, REX IncomeMax UNG Strategy ETF, REX IncomeMax USO Strategy ETF and REX IncomeMax V Strategy ETF (“REX ETFs”) and REX FANG & Innovation Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on September 20, 2023.

(d)(17)	Sub-Advisory Agreement between Vident Advisory, LLC (d/b/a Vident Asset Management) and REX Advisers, LLC on behalf of the REX ETFs REX FANG & Innovation Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on September 20, 2023.

(d)(18)

Sub-Advisory Agreement between Brendan Wood TopGun Partnerships Inc. and Tuttle Capital Management, LLC on behalf of the Brendan Wood TopGun ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 101 on Form N-1A filed on October 20, 2023.

(d)(19)

Advisory Agreement between the Registrant and IDX Advisors, LLC on behalf of the IDX Dynamic Innovation ETF and IDX Dynamic Fixed Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 109 on Form N-1A filed on November 7, 2023.

(d)(20)	Form of Advisory Agreement between the Registrant and IDX Advisors, LLC on behalf of the IDX Dynamic Fixed Income ETF and the IDX Alternative FIAT ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 396 on Form N-1A filed on September 24, 2025.

(d)(21)

Sub-Advisory Agreement between Tidal Investments, LLC and IDX Advisors, LLC on behalf of the IDX Dynamic Innovation ETF and IDX Dynamic Fixed Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 201 on Form N-1A filed on December 13, 2024.

(d)(22)	Form of Sub-Advisory Agreement between the Registrant and IDX Advisors, LLC on behalf of the IDX Dynamic Fixed Income ETF and the IDX Alternative FIAT ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 396 on Form N-1A filed on September 24, 2025.

(d)(23)	Management Agreement between T-REX (Cayman) Portfolios SPC and IDX Advisors, LLC on behalf of the IDX Alternative FIAT ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 396 on Form N-1A filed on September 24, 2025.

(d)(24)

Advisory Agreement between the Registrant and Tapp Finance, Inc. on behalf of TappAlpha SPY Growth & Daily Income ETF and TappAlpha Innovation 100 Growth & Daily Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 121 on Form N-1A filed on January 23, 2024.

(d)(25)	Sub-Advisory Agreement between Tuttle Capital Management, LLC and Tapp Finance, Inc. on behalf of TappAlpha SPY Growth & Daily Income ETF and TappAlpha Innovation 100 Growth & Daily Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 121 on Form N-1A filed on January 23, 2024.

(d)(26)	Advisory Agreement between the Registrant and REX Advisers, LLC on behalf of the REX AI Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 138 on Form N-1A filed on May 21, 2024.

(d)(27)	Sub-Advisory Agreement between REX Advisers, LLC and Vident Asset Management on behalf of the REX AI Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 138 on Form N-1A filed on May 21, 2024.

(d)(28)	Advisory Agreement between Registrant and 3Fourteen & SMI Advisory Services, LLC on behalf of the SMI 3Fourteen Full-Cycle Trend ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 156 on Form N-1A filed on August 9, 2024.

(d)(29)	Sub-Advisory Agreement between 3Fourteen & SMI Advisory Services, LLC and Tidal Investments, LLC on behalf of the SMI 3Fourteen Full-Cycle Trend ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 156 on Form N-1A filed on August 9, 2024.

(d)(30)

Advisory Agreement between the Registrant and Brookmont Capital Management, LLC on behalf of the Brookmont Catastrophic Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(d)(31)

Sub-Advisory Agreement between Brookmont Capital Management, LLC and King Ridge Capital Advisors, LLC on behalf of the Brookmont Catastrophic Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(d)(32)

Advisory Agreement between the Registrant and REX Advisers, LLC on behalf of the REX Crypto Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post—Effective Amendment No. 188 on Form N-1A filed on November 22, 2024.

(d)(33)	Sub-Advisory Agreement between REX Advisers, LLC and Vident Asset Management on behalf of the REX Crypto Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post—Effective Amendment No. 188 on Form N-1A filed on November 22, 2024.

(d)(34)	Advisory Agreement between the Registrant and REX Advisers, LLC on behalf of the REX IncomeMax IBIT Strategy ETF (To be Filed by Amendment).

(d)(35)	Sub-Advisory Agreement between REX Advisers, LLC and Vident Asset Management on behalf of the REX IncomeMax IBIT Strategy ETF (To be Filed by Amendment).

(d)(36)	Amended Management Agreement between T-REX (Cayman) Portfolios SPC (a Cayman Islands exempted company) and REX Advisers, LLC on behalf of the REX IncomeMax IBIT Strategy ETF, REX-OspreyTM DOGE ETF, REX-OspreyTM TRUMP ETF, REX-OspreyTM BONK ETF, REX-OspreyTM XRP ETF, REX-OspreyTM SOL ETF, REX-OspreyTM BTC ETF, REX-OspreyTM ETH ETF and REX-OspreyTM MOVE ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 303 on Form N-1A filed on June 27, 2025.

(d)(37)	Advisory Agreement between the Registrant and 3Fourteen & SMI Advisory Services, LLC on behalf of the SMI 3Fourteen REAL Asset Allocation ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(d)(38)	Sub-Advisory Agreement between 3Fourteen & SMI Advisory Services, LLC and Tidal Investments, LLC on behalf of the SMI 3Fourteen REAL Asset Allocation ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(d)(39)	Advisory Agreement between the Registrant and REX Advisers, LLC on behalf of the REX Bitcoin Corporate Treasury Convertible Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

(d)(40)	Sub-Advisory Agreement between REX Advisers, LLC and Vident Asset Management on behalf of the REX Bitcoin Corporate Treasury Convertible Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

(d)(41)	Advisory Agreement between the Registrant and REX Advisers, LLC on behalf of the REX-OspreyTM DOGE ETF, REX-OspreyTM TRUMP ETF, REX-OspreyTM BONK ETF, REX-OspreyTM XRP ETF, REX-OspreyTM SOL + Staking ETF, REX-OspreyTM BTC ETF and REX-OspreyTM ETH + Staking ETF and the REX-OspreyTM MOVE ETF (the “REX-OspreyTM ETFs”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 325 on Form N-1A filed on July 28, 2025.

(d)(42)	Advisory Agreement between the Registrant and Hedgeye Asset Management, LLC on behalf of the Hedgeye Capital Allocation ETF and Hedgeye Quality Growth ETF (the “Hedgeye ETFs”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 288 on Form N-1A filed on June 3, 2025.

(d)(43)	Sub-Advisory Agreement between Hedgeye Asset Management, LLC and Tidal Investments, LLC on behalf of the Hedgeye ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 288 on Form N-1A filed on June 3, 2025.

(d)(44)	Advisory Agreement between the Registrant and OTG Asset Management, Ltd. on behalf of the OTG Latin America ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 326 on Form N-1A filed on July 29, 2025.

(d)(45)	Sub-Advisory Agreement between the Registrant and Tidal Investments, LLC on behalf of the OTG Latin America ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 326 on Form N-1A filed on July 29, 2025.

(d)(46)	Advisory Agreement between the Registrant and Golden Eagle Strategies, Inc. on behalf of the Golden Eagle Dynamic Hypergrowth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 373 on Form N-1A filed on September 10, 2025.

(d)(47)	Sub-Advisory Agreement between Golden Eagle Strategies, Inc. and Tidal Investments, LLC on behalf of the Golden Eagle Dynamic Hypergrowth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 373 on Form N-1A filed on September 10, 2025.

(d)(48)	Form of Amended Advisory Agreement between the Registrant and Tuttle Capital Management, LLC on behalf of the Tuttle Capital Government Grift ETF, T-REX 2X TRON Daily Target ETF, T-REX 2X Long BRR Daily Target ETF, T-REX 2X Long LMND Daily Target ETF, T-REX 2X Long OSCR Daily Target ETF, T-REX 2X Long OUST Daily Target ETF, T-REX 2X Long SPOT Daily Target ETF, T-REX 2X Long SYM Daily Target ETF, T-REX 2X Long RDW Daily Target ETF, T-REX 2X Long UNH Daily Target ETF, T-REX 2X Long VOYG Daily Target ETF, T-REX 2X Long ETOR Daily Target ETF, T-REX 2X Long CHYM Daily Target ETF, T-REX 2X Long BMNR Daily Target ETF, T-REX 2X Long APLD Daily Target ETF, T-REX 2X Inverse CRWV Daily Target ETF, T-REX 2X Inverse CRCL Daily Target ETF, T-REX 2X Long FIG Daily Target ETF, T-REX 2X Long SBET Daily Target ETF, T-REX 2X Long FLY Daily Target ETF, T-REX 2X Inverse FLY Daily Target ETF, T-REX 2X Inverse FIG Daily Target ETF, T-REX 2X Long BLSH Daily Target ETF, T-REX 2X Long STUB Daily Target ETF, T-REX 2X Long MP Daily Target ETF, T-REX 2X Long SRPT Daily Target ETF, T-REX 2X Long CIFR Daily Target ETF, T-REX 2X Long ASTS Daily Target ETF, T-REX 2X Long BTBT Daily Target ETF, T-REX 2X Long WULF Daily Target ETF, T-REX 2X Long QS Daily Target ETF, T-REX 2X Inverse BLSH Daily Target ETF, Tuttle Capital MicroStrategy Income Blast ETF, Tuttle Capital NVIDIA Income Blast ETF, Tuttle Capital Coinbase Income Blast ETF, Tuttle Capital Tesla Income Blast ETF, Tuttle Capital Palantir Income Blast ETF, Tuttle Capital HOOD Income Blast ETF, Tuttle Capital Magnificent 7 Income Blast ETF, Tuttle Capital Meme Stock Income Blast ETF, Tuttle Capital Quantum Computing Income Blast ETF, Tuttle Capital Drone Income Blast ETF, Tuttle Capital Space Industry Income Blast ETF, Tuttle Capital AI Infrastructure Income Blast ETF, Tuttle Capital Nuclear Power Income Blast ETF, Tuttle Capital AI Emerging Leaders Income Blast ETF, Tuttle Capital Crypto Treasury Income Blast ETF, Tuttle Capital AI Healthcare Income Blast ETF, Tuttle Capital Agentic AI Income Blast ETF, Tuttle Capital Emerging Markets AI Income Blast ETF, Tuttle Capital Robotics Income Blast ETF, Tuttle Capital Ethereum Income Blast ETF and Tuttle Capital IBIT Income Blast ETF, Tuttle Capital SOL Income Blast ETF, Tuttle Capital XRP Income Blast ETF, Tuttle Capital DOGE Income Blast ETF, Tuttle Capital Cardano Income Blast ETF, Tuttle Capital Chainlink Income Blast ETF, Tuttle Capital BNB Income Blast ETF, Tuttle Capital AVAX Income Blast ETF, Tuttle Capital Bonk Income Blast ETF, Tuttle Capital Litecoin Income Blast ETF, Tuttle Capital SUI Income Blast ETF, T-REX 2X Long KLAR Daily Target ETF, Tuttle Capital UFO Disclosure ETF, T-REX 2X Long ASST Daily Target ETF, T-REX 2X Long ABTC Daily Target ETF, T-REX 2X Long BNC Daily Target ETF, T-REX 2X Long BTDR Daily Target ETF, T-REX 2X Long CANG Daily Target ETF, T-REX 2X Long CAVA Daily Target ETF, T-REX 2X Long CELH Daily Target ETF, T-REX 2X Long CHWY Daily Target ETF, T-REX 2X Long CLS Daily Target ETF, T-REX 2X Long CORZ Daily Target ETF, T-REX 2X Long DNUT Daily Target ETF, T-REX 2X Long EMPD Daily Target ETF, T-REX 2X Long EOSE Daily Target ETF, T-REX 2X Long ETHM Daily Target ETF, T-REX 2X Long ETHZ Daily Target ETF, T-REX 2X Long GPRO Daily Target ETF, T-REX 2X Long GTLS Daily Target ETF, T-REX 2X Long ICHR Daily Target ETF, T-REX 2X Long ICLR Daily Target ETF, T-REX 2X Long IREN Daily Target ETF, T-REX 2X Long KSS Daily Target ETF, T-REX 2X Long MBLY Daily Target ETF, T-REX 2X Long MEIP Daily Target ETF, T-REX 2X Long NVTS Daily Target ETF, T-REX 2X Long OPEN Daily Target ETF, T-REX 2X Long POOL Daily Target ETF, T-REX 2X Long PTON Daily Target ETF, T-REX 2X Long SUIG Daily Target ETF, T-REX 2X Long TMUS Daily Target ETF, T-REX 2X Long TONX Daily Target ETF, T-REX 2X Long VEEV Daily Target ETF, T-REX 2X Long DFDV Daily Target ETF, T-REX 2X Long FIGR Daily Target ETF, T-REX 2X Long FMCC Daily Target ETF, T-REX 2X Long FNMA Daily Target ETF, T-REX 2X Long FORD Daily Target ETF, T-REX 2X Long OCTO Daily Target ETF, T-REX 2X Long VKTX Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 397 on Form N-1A filed on September 24, 2025.

(d)(49)	Advisory Agreement between the Registrant and Brookmont Capital Management, LLC on behalf of the Brookmont Dividend Growth ETF (To be Filed by Amendment).

(d)(50)	Advisory Agreement between the Registrant and Arlington Partners, LLC on behalf of the AQE Core ETF (To be Filed by Amendment).

(d)(51)	Sub-Advisory Agreement between Arlington Partners, LLC and [____] on behalf of the AQE Core ETF (To be Filed by Amendment).

(d)(52)	Advisory Agreement between the Registrant and Hedgeye Asset Management, LLC on behalf of the Hedgeye 130/30 Equity ETF and Hedgeye Fourth Turning ETF (to be Filed by Amendment).

(d)(53)	Sub-Advisory Agreement between Hedgeye Asset Management, LLC and Tidal Investments, LLC on behalf of the Hedgeye 130/30 Equity ETF and Hedgeye Fourth Turning ETF (to be Filed by Amendment).

(d)(54)	Advisory Agreement between the Registrant and REX Advisers, LLC on behalf of the REX-Osprey™ BNB +Staking ETF, REX-Osprey™ ADA + Staking ETF, REX-Osprey™ AAVE ETF, REX-Osprey™ ATOM + Staking ETF, REX-Osprey™ AVAX + Staking ETF, REX-Osprey™ BCH ETF, REX-Osprey™ CRO + Staking ETF, REX-Osprey™ DOT + Staking ETF, REX-Osprey™ ENA ETF, REX-Osprey™ HBAR ETF, REX-Osprey™ HYPE + Staking ETF, REX-Osprey™ INJ + Staking ETF, REX-Osprey™ LINK ETF, REX-Osprey™ LTC ETF, REX-Osprey™ NEAR + Staking ETF, REX-Osprey™ OKB ETF, REX-Osprey™ SEI + Staking ETF, REX-Osprey™ SUI + Staking ETF, REX-Osprey™ TAO + Staking ETF, REX-Osprey™ TRX + Staking ETF, REX-Osprey™ UNI ETF, and REX-Osprey™ XLM ETF. (To be Filed by Amendment).

(d)(55)	Advisory Agreement between the Registrant and Applied Finance Advisors, LLC on behalf of the Applied Finance IVS SMID ETF, Applied Finance IVS International Large ETF and Applied Finance IVS International Small ETF (To be Filed by Amendment).

(d)(56)	Sub-Advisory Agreement between Applied Finance Advisors, LLC and Tidal Investments, LLC on behalf of the Applied Finance IVS SMID ETF, Applied Finance IVS International Large ETF and Applied Finance IVS International Small ETF (To be Filed by Amendment).

(d)(57)	Advisory Agreement between the Registrant and Framework Digital Advisors LLC on behalf of the GSR Digital Assets Treasury Companies ETF, GSR Ethereum Staking Opportunity ETF, GSR Crypto StakingMax ETF, GSR Crypto Core3 ETF, and GSR Ethereum YieldEdge ETF (the “GSR Crypto ETFs”) (To be Filed by Amendment).

(d)(58)	Advisory Agreement between the Registrant and Highland Capital Management, LLC on behalf of the Argent Large Cap Growth ETF and the Argent Large Cap Value ETF (To be Filed by Amendment).

(d)(59)	Sub-Advisory Agreement between Highland Capital Management, LLC and Tidal Investments, LLC on behalf of the Argent Large Cap Growth ETF and the Argent Large Cap Value ETF (To be Filed by Amendment).

(d)(60)	Sub-Advisory Agreement between Framework Digital Advisors LLC and Tuttle Capital Management, LLC on behalf of the GSR Crypto ETFs (To be Filed by Amendment).

(d)(61)	Advisory Agreement between the Registrant and Tuttle Capital Management, LLC on behalf of the T-REX 2X Long GRNY Daily Target ETF, T-REX 2X Long APH Daily Target ETF, T-REX 2X Long BREA Daily Target ETF, T-REX 2X Long DEFT Daily Target ETF, T-REX 2X Long FLGC Daily Target ETF, T-REX 2X Long HIVE Daily Target ETF, T-REX 2X Long HOLO Daily Target ETF, T-REX 2X Long HSDT Daily Target ETF, T-REX 2X Long NAKA Daily Target ETF, T-REX 2X Long NXTT Daily Target ETF, T-REX 2X Long SRFM Daily Target ETF, T-REX 2X Long STSS Daily Target ETF, and T-REX 2X Long UI Daily Target ETF (To be Filed by Amendment).

(e)(1)	Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(e)(2)	First Amendment to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the American Conservative Values ETF, the American Conservative Values Small-Cap ETF and the Real Asset Strategies ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(e)(3)	Third Amendment to the Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Funds in the Trust is herein incorporated by reference from the Registrant’s Post-Effective No. 19 on Form N-1A filed on October 12, 2021.

(e)(4)	ETF Distribution Agreement between Registrant and Foreside Fund Services, LLC on behalf of the Funds in the Trust is herein incorporated by reference from Registrant’s Post-Effective No 30 on Form N-1A filed on September 1, 2022.

(e)(5)	Fourth Amendment to ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Kingsbarn Dividend Opportunity ETF is herein incorporated by reference from the Registrant’s Post-Effective No. 44 on Form N-1A filed on March 17, 2023.

(e)(6)	Sixth Amendment to ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Tuttle Capital 2X DBMF ETF, T-REX 2X Long Tesla Daily Target ETF, T-REX 2X Inverse Tesla Daily Target ETF, T-REX 2X Long NVIDIA Daily Target ETF, T-REX 2X Inverse NVIDIA Daily Target ETF LAFFER|TENGLER Equity Income ETF, the REX ETFs and the REX FANG & Innovation Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 64 on Form N-1A filed on July 28, 2023.

(e)(7)	Seventh Amendment to ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Tuttle Capital Daily 2X Inverse Regional Banks ETF, Tuttle Capital Daily 2X Long AI ETF, the Tuttle Capital Daily 2X Inverse AI ETF, Brendan Wood TopGun ETF, IDX Dynamic Fixed Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 101 on Form N-1A filed on October 20, 2023.

(e)(8)	Eighth Amendment to ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of T-REX 2X Long Apple Daily Target ETF, T-REX 2X Inverse Apple Daily Target ETF, T-REX 2X Long Alphabet Daily Target ETF, T-REX 2X Inverse Alphabet Daily Target ETF, T-REX 2X Long Microsoft Daily Target ETF, T-REX 2X Inverse Microsoft Daily Target ETF, TappAlpha SPY Growth & Daily Income ETF and TappAlpha Innovation 100 Growth & Daily Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 120 on Form N-1A filed on January 8, 2024.

(e)(9)	Ninth Amendment to ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the REX AI Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 138 on Form N-1A filed on May 21, 2024.

(e)(10)	Eleventh Amendment to ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of SMI 3Fourteen Full-Cycle Trend ETF, Tuttle Capital Congressional Trading ETF, T-REX 2X LONG GME DAILY TARGET ETF, T-REX 2X LONG HOOD DAILY TARGET ETF, T-REX 2X LONG DJT DAILY TARGET ETF, T-REX 2X LONG MARA DAILY TARGET ETF, T-REX 2X INVERSE MARA DAILY TARGET ETF, T-REX 2X LONG RBLX DAILY TARGET ETF, T-REX 2X INVERSE PLTR DAILY TARGET ETF, T-REX 2X LONG ARM DAILY TARGET ETF, T-REX 2X LONG SHOP DAILY TARGET ETF, T-REX 2X INVERSE SHOP DAILY TARGET ETF, T-REX 2X INVERSE AMD DAILY TARGET ETF, T-REX 2X LONG NFLX DAILY TARGET ETF, T-REX 2X INVERSE NFLX DAILY TARGET ETF, T-REX 2X INVERSE BA DAILY TARGET ETF, T-REX 2X LONG SNOW DAILY TARGET ETF, T-REX 2X INVERSE SNOW DAILY TARGET ETF, T-REX 2X LONG AVGO DAILY TARGET ETF, T-REX 2X INVERSE AVGO DAILY TARGET ETF, T-REX 2X LONG PANW DAILY TARGET ETF, T-REX 2X INVERSE PANW DAILY TARGET ETF, T-REX 2X LONG TSM DAILY TARGET ETF, T-REX 2X INVERSE TSM DAILY TARGET ETF, T-REX 2X LONG SQ DAILY TARGET ETF, T-REX 2X INVERSE SQ DAILY TARGET ETF, T-REX 2X INVERSE COIN DAILY TARGET ETF, T-REX 2X LONG MSTR DAILY TARGET ETF, and T-REX 2X INVERSE MSTR DAILY TARGET ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 156 on Form N-1A filed on August 9, 2024.

(e)(11)	Twelfth Amendment to ETF Distribution Agreement between Registrant and Foreside Fund Services, LLC on behalf of the Brookmont Catastrophic Bond ETF, Tuttle Option Income ETFs, and the REX Crypto Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(e)(13)	Amendment to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the REX IncomeMax IBIT Strategy ETF (To be Filed by Amendment).

(e)(14)	Thirteenth Amendment to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Put Write ETFs and the SMI 3Fourteen REAL Asset Allocation ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(e)(15)	Fourteenth Amendment to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Tuttle Capital AAPL 0DTE Covered Call ETF, Tuttle Capital GOOGL 0DTE Covered Call ETF, Tuttle Capital META 0DTE Covered Call ETF, Tuttle Capital TSLA 0DTE Covered Call ETF, Tuttle Capital NVDA 0DTE Covered Call ETF, Tuttle Capital AMZN 0DTE Covered Call ETF, Tuttle Capital MSFT 0DTE Covered Call ETF, Tuttle Capital MSTR 0DTE Covered Call ETF, Tuttle Capital COIN 0DTE Covered Call ETF, Tuttle Capital IBIT 0DTE Covered Call ETF, Opportunistic Trader ETF, REX Bitcoin Corporate Treasury Convertible Bond ETF, Tuttle Capital No Bleed Tail Risk ETF, OTG Latin America ETF, REX Osprey™ ETFs, Hedgeye ETFs, and the OTG Latin America ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

(e)(16)	Amendment to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Tuttle 2X Crypto ETFs (To be Filed by Amendment).

(e)(17)	Amendment to the ETF Distribution Agreement between the Registrant and Foreside Funds Services, LLC on behalf of the Tuttle Capital AI Powered ETFs (To be Filed by Amendment).

(e)(18)	Fifteenth Amendment to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Golden Eagle Dynamic Hypergrowth ETF, T-REX 2X Long BYDDY Daily Target ETF, T-REX 2X Long DKNG Daily Target ETF, T-REX 2X Long BULL Daily Target ETF, T-REX 2X Long XXI Daily Target ETF, T-REX 2X Long CRWV Daily Target ETF, T-REX 2X Long SMR Daily Target ETF, T-REX 2X Long CRCL Daily Target ETF, T-REX 2X Long AVAV Daily Target ETF, T-REX 2X Long AFRM Daily Target ETF, T-REX 2X Long ACHR Daily Target ETF, T-REX 2X Long AUR Daily Target ETF, T-REX 2X Long AXON Daily Target ETF, T-REX 2X Long B Daily Target ETF, T-REX 2X Long BBAI Daily Target ETF, T-REX 2X Long BKNG Daily Target ETF, T-REX 2X Long CVNA Daily Target ETF, T-REX 2X Long CEG Daily Target ETF, T-REX 2X Long DDOG Daily Target ETF, T-REX 2X Long WGS Daily Target ETF, T-REX 2X Long DNA Daily Target ETF, T-REX 2X Long KTOS Daily Target ETF, T-REX 2X Long OKLO Daily Target ETF, T-REX 2X Long QUBT Daily Target ETF, T-REX 2X Long RXRX Daily Target ETF, T-REX 2X Long TEM Daily Target ETF, T-REX 2X Long TTD Daily Target ETF, T-REX 2X Long UPXI Daily Target ETF, T-REX 2X Long UPST Daily Target ETF, T-REX 2X Long SOUN Daily Target ETF, T-REX 2X Long SMLR Daily Target ETF, T-REX 2X Long GLXY Daily Target ETF, T-REX 2X Long DOUL Daily Target ETF, T-REX 2X Long GEV Daily Target ETF, T-REX 2X Long HHH Daily Target ETF, Tuttle Capital 1X Inverse Volatility ETF, Tuttle Capital 2X Inverse Volatility ETF, and IDX Alternative FIAT ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 325 on Form N-1A filed on July 28, 2025.

(e)(19)	Form of Sixteenth Amendment to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Tuttle Capital Government Grift ETF, T-REX 2X TRON Daily Target ETF, T-REX 2X Long BRR Daily Target ETF, T-REX 2X Long LMND Daily Target ETF, T-REX 2X Long OSCR Daily Target ETF, T-REX 2X Long OUST Daily Target ETF, T-REX 2X Long SPOT Daily Target ETF, T-REX 2X Long SYM Daily Target ETF, T-REX 2X Long RDW Daily Target ETF, T-REX 2X Long UNH Daily Target ETF, T-REX 2X Long VOYG Daily Target ETF, T-REX 2X Long ETOR Daily Target ETF, T-REX 2X Long CHYM Daily Target ETF, T-REX 2X Long BMNR Daily Target ETF, T-REX 2X Long APLD Daily Target ETF, T-REX 2X Inverse CRWV Daily Target ETF, T-REX 2X Inverse CRCL Daily Target ETF, T-REX 2X Long FIG Daily Target ETF, T-REX 2X Long SBET Daily Target ETF, T-REX 2X Long FLY Daily Target ETF, T-REX 2X Inverse FLY Daily Target ETF, T-REX 2X Inverse FIG Daily Target ETF, T-REX 2X Long BLSH Daily Target ETF, T-REX 2X Long STUB Daily Target ETF, T-REX 2X Long MP Daily Target ETF, T-REX 2X Long SRPT Daily Target ETF, T-REX 2X Long CIFR Daily Target ETF, T-REX 2X Long ASTS Daily Target ETF, T-REX 2X Long BTBT Daily Target ETF, T-REX 2X Long WULF Daily Target ETF, T-REX 2X Long QS Daily Target ETF, T-REX 2X Inverse BLSH Daily Target ETF, Tuttle Capital MicroStrategy Income Blast ETF, Tuttle Capital NVIDIA Income Blast ETF, Tuttle Capital Coinbase Income Blast ETF, Tuttle Capital Tesla Income Blast ETF, Tuttle Capital Palantir Income Blast ETF, Tuttle Capital HOOD Income Blast ETF, Tuttle Capital Magnificent 7 Income Blast ETF, Tuttle Capital Meme Stock Income Blast ETF, Tuttle Capital Quantum Computing Income Blast ETF, Tuttle Capital Drone Income Blast ETF, Tuttle Capital Space Industry Income Blast ETF, Tuttle Capital AI Infrastructure Income Blast ETF, Tuttle Capital Nuclear Power Income Blast ETF, Tuttle Capital AI Emerging Leaders Income Blast ETF, Tuttle Capital Crypto Treasury Income Blast ETF, Tuttle Capital AI Healthcare Income Blast ETF, Tuttle Capital Agentic AI Income Blast ETF, Tuttle Capital Emerging Markets AI Income Blast ETF, Tuttle Capital Robotics Income Blast ETF, Tuttle Capital Ethereum Income Blast ETF and Tuttle Capital IBIT Income Blast ETF, Tuttle Capital SOL Income Blast ETF, Tuttle Capital XRP Income Blast ETF, Tuttle Capital DOGE Income Blast ETF, Tuttle Capital Cardano Income Blast ETF, Tuttle Capital Chainlink Income Blast ETF, Tuttle Capital BNB Income Blast ETF, Tuttle Capital AVAX Income Blast ETF, Tuttle Capital Bonk Income Blast ETF, Tuttle Capital Litecoin Income Blast ETF, Tuttle Capital SUI Income Blast ETF. T-REX 2X Long KLAR Daily Target ETF, T-REX 2X Long ASST Daily Target ETF, T-REX 2X Long ABTC Daily Target ETF, T-REX 2X Long BNC Daily Target ETF, T-REX 2X Long BTDR Daily Target ETF, T-REX 2X Long CANG Daily Target ETF, T-REX 2X Long CAVA Daily Target ETF, T-REX 2X Long CELH Daily Target ETF, T-REX 2X Long CHWY Daily Target ETF, T-REX 2X Long CLS Daily Target ETF, T-REX 2X Long CORZ Daily Target ETF, T-REX 2X Long DNUT Daily Target ETF, T-REX 2X Long EMPD Daily Target ETF, T-REX 2X Long EOSE Daily Target ETF, T-REX 2X Long ETHM Daily Target ETF, T-REX 2X Long ETHZ Daily Target ETF, T-REX 2X Long GPRO Daily Target ETF, T-REX 2X Long GTLS Daily Target ETF, T-REX 2X Long ICHR Daily Target ETF, T-REX 2X Long ICLR Daily Target ETF, T-REX 2X Long IREN Daily Target ETF, T-REX 2X Long KSS Daily Target ETF, T-REX 2X Long MBLY Daily Target ETF, T-REX 2X Long MEIP Daily Target ETF, T-REX 2X Long NVTS Daily Target ETF, T-REX 2X Long OPEN Daily Target ETF, T-REX 2X Long POOL Daily Target ETF, T-REX 2X Long PTON Daily Target ETF, T-REX 2X Long SUIG Daily Target ETF, T-REX 2X Long TMUS Daily Target ETF, T-REX 2X Long TONX Daily Target ETF, T-REX 2X Long VEEV Daily Target ETF, T-REX 2X Long DFDV Daily Target ETF, T-REX 2X Long FIGR Daily Target ETF, T-REX 2X Long FMCC Daily Target ETF, T-REX 2X Long FNMA Daily Target ETF, T-REX 2X Long FORD Daily Target ETF, T-REX 2X Long OCTO Daily Target ETF, T-REX 2X Long VKTX Daily Target ETF, Brookmont Dividend Growth ETF, AQE Core Equity ETF, Hedgeye 130/30 Equity ETF, Hedgeye Fourth Turning ETF, REX-Osprey™ BNB +Staking ETF, Applied Finance IVS SMID ETF, Applied Finance IVS International Large ETF, Applied Finance IVS International Small ETF, Argent Large Cap Growth ETF, and the Argent Large Cap Value ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 397 on Form N-1A filed on September 24, 2025.

(e)(20)	Amendment to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the GSR Crypto ETFs (To be Filed by Amendment).

(e)(21)	Amendment to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the T-REX 2X Long GRNY Daily Target ETF, T-REX 2X Long APH Daily Target ETF, T-REX 2X Long BREA Daily Target ETF, T-REX 2X Long DEFT Daily Target ETF, T-REX 2X Long FLGC Daily Target ETF, T-REX 2X Long HIVE Daily Target ETF, T-REX 2X Long HOLO Daily Target ETF, T-REX 2X Long HSDT Daily Target ETF, T-REX 2X Long NAKA Daily Target ETF, T-REX 2X Long NXTT Daily Target ETF, T-REX 2X Long SRFM Daily Target ETF, T-REX 2X Long STSS Daily Target ETF, and T-REX 2X Long UI Daily Target ETF (To be Filed by Amendment).

(e)(22)	Form of Authorized Participant Agreement with Foreside Fund Services, LLC is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(f)	Not applicable.

(g)(1)	Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(g)(2)

Amendment No. 1 to the Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(g)(3)	Amendment No. 4 to the Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Applied Finance Valuation Large Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 11 on Form N-1A filed on July 20, 2021.

(g)(4)	Amendment No. 5 to the Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Formidable ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 11 on Form N-1A filed on July 20, 2021.

(g)(5)	Amendment No. 6 to the Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Kingsbarn Tactical Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective No. 19 on Form N-1A filed on October 12, 2021.

(g)(6)	Amendment No. 7 to the Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the WealthTrust DBS Long Term Growth ETF and the UBC Algorithmic Fundamentals ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 22 on Form N-1A filed November 23, 2021.

(g)(7)	Amendment No. 8 to the Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Cultivar ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 26 on Form N-1A filed on March 24, 2022.

(g)(8)

Amendment to the Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Kingsbarn Dividend Opportunity ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 45 on Form N-1A filed on March 30, 2023.

(g)(9)	Amendment to Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Tuttle Capital 2X DBMF ETF, T-REX 2X Long Tesla Daily Target ETF, T-REX 2X Inverse Tesla Daily Target ETF, T-REX 2X Long NVIDIA Daily Target ETF, T-REX 2X Inverse NVIDIA Daily Target ETF LAFFER|TENGLER Equity Income ETF, the REX ETFs and the REX FANG & Innovation Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 64 on Form N-1A filed on July 28, 2023.

(g)(10)

Amendment to Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Tuttle Capital Daily 2X Inverse Regional Banks ETF, Tuttle Capital Daily 2X Long AI ETF, the Tuttle Capital Daily 2X Inverse AI ETF, Brendan Wood TopGun ETF, IDX Dynamic Innovation ETF and IDX Dynamic Fixed Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 101 on Form N-1A filed on October 20, 2023.

(g)(11)	Amendment to Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of T-REX 2X Long Apple Daily Target ETF, T-REX 2X Inverse Apple Daily Target ETF, T-REX 2X Long Alphabet Daily Target ETF, T-REX 2X Inverse Alphabet Daily Target ETF, T-REX 2X Long Microsoft Daily Target ETF and T-REX 2X Inverse Microsoft Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 120 on Form N-1A filed on January 8, 2024.

(g)(12)	Amendment to Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of TappAlpha Innovation 100 Growth & Daily Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 121 on Form N-1A filed on January 23, 2024.

(g)(13)

Amendment to Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the REX AI Equity Premium Income ETF, and SMI 3Fourteen Full-Cycle Trend ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 138 on Form N-1A filed on May 21, 2024.

(g)(14)

Amendment to Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Tuttle Capital Congressional Trading ETF and the T-REX 2X Hedge ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 170 on Form N-1A filed on September 23, 2024.

(g)(15)	Amendment to Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Brookmont Catastrophic Bond ETF and the Tuttle Option Income ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(g)(16)	ETF Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the TappAlpha SPY Growth & Daily Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 166 on Form N-1A filed on September 13, 2024.

(g)(17)	Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the TappAlpha SPY Growth & Daily Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 166 on Form N-1A filed on September 13, 2024.

(g)(18)	Amendment to Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the REX Crypto Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post—Effective Amendment No. 188 on Form N-1A filed on November 22, 2024.

(g)(19)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the REX Crypto Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post—Effective Amendment No. 188 on Form N-1A filed on November 22, 2024.

(g)(20)	Amendment to Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the REX IncomeMax IBIT Strategy ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(g)(21)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the REX IncomeMax IBIT Strategy ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(g)(22)	Amendment to Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the SMI 3Fourteen REAL Asset Allocation ETF, Tuttle Capital MSTR Put Write ETF, Tuttle Capital QQQ Put Write ETF, and the T-REX 2X HOOD Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(g)(23)	Amendment to Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the Put Write ETFs (To be Filed by Amendment).

(g)(24)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the SMI 3Fourteen REAL Asset Allocation ETF, Tuttle Capital MSTR Put Write ETF, Tuttle Capital QQQ Put Write ETF, and the T-REX 2X HOOD Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(g)(25)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Put Write ETFs (To be Filed by Amendment).

(g)(26)	Amendment to Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the REX Bitcoin Corporate Treasury Convertible Bond ETF, T-REX 2X Long DJT Daily Target ETF, T-REX 2X Long ARM Daily Target ETF, T-REX 2X Long RBLX Daily Target ETF, Tuttle Capital NVDA 0DTE Covered Call ETF, Tuttle Capital MSTR 0DTE Covered Call ETF, and the Tuttle Capital TSLA 0DTE Covered Call ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

(g)(27)	Amendment to the Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the REX Bitcoin Corporate Treasury Convertible Bond ETF, T-REX 2X Long DJT Daily Target ETF, T-REX 2X Long ARM Daily Target ETF, T-REX 2X Long RBLX Daily Target ETF, Tuttle Capital NVDA 0DTE Covered Call ETF, Tuttle Capital MSTR 0DTE Covered Call ETF, and the Tuttle Capital TSLA 0DTE Covered Call ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

(g)(28)	Amendment to Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Opportunistic Trader ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 258 on Form N-1A filed on April 30, 2025.

(g)(29)	Amendment to Custody Agreement between the Registrant and [_______] on behalf of the Tuttle Capital AAPL 0DTE Covered Call ETF, Tuttle Capital GOOGL 0DTE Covered Call ETF, Tuttle Capital META 0DTE Covered Call ETF, Tuttle Capital AMZN 0DTE Covered Call ETF, Tuttle Capital MSFT 0DTE Covered Call ETF, and Tuttle Capital COIN 0DTE Covered Call ETF, (To be Filed by Amendment).

(g)(30)	Amendment to the Transfer Agent Servicing Agreement between the Registrant and [_______] on behalf of the Tuttle Capital AAPL 0DTE Covered Call ETF, Tuttle Capital GOOGL 0DTE Covered Call ETF, Tuttle Capital META 0DTE Covered Call ETF, Tuttle Capital AMZN 0DTE Covered Call ETF, Tuttle Capital MSFT 0DTE Covered Call ETF, Tuttle Capital COIN 0DTE Covered Call ETF, and Tuttle Capital IBIT 0DTE Covered Call ETF (To be Filed by Amendment).

(g)(31)	Amendment to the Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the REX-OspreyTM ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 317 on Form N-1A filed on July 22, 2025.

(g)(32)	Amendment to the Transfer Agent Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the REX-OspreyTM ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 317 on Form N-1A filed on July 22, 2025.

(g)(33)	Master Custody Service Agreement between the Registrant and Anchorage Digital Bank N.A. on behalf of the REX-Osprey™ SOL +Staking ETF and REX-Osprey™ ETH +Staking ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 303 on Form N-1A filed on June 27, 2025.

(g)(34)	Amendment to the Custody Agreement between the Registrant and [______] on behalf of the Tuttle 2X Crypto ETFs (To be Filed by Amendment).

(g)(35)	Amendment to the Transfer Agent Services Agreement between the Registrant and [_________] on behalf of the Tuttle 2X Crypto ETFs (To be Filed by Amendment).

(g)(36)	Amendment to the Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the Tuttle Capital AI in Healthcare ETF, Tuttle Capital DeepSeek Global AI Innovation and Disruption ETF, Tuttle Capital Quantum Computing AI Powered Covered Call ETF, T-REX 2X Long SNOW Daily Target ETF, and T-REX 2X Long GME Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 258 on Form N-1A filed on April 30, 2025.

(g)(37)	Amendment to Custody Agreement between the Registrant and [_____] on behalf of the Tuttle Capital Agentic AI ETF, Tuttle Capital AI Power Generation ETF, Tuttle Capital Drone Industry AI Powered ETF, Tuttle Capital Quantum Computing AI Powered ETF, and Tuttle Capital UFO Disclosure AI Powered ETF (To be Filed by Amendment).

(g)(38)	Amendment to the Transfer Agent Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Tuttle Capital AI in Healthcare ETF, Tuttle Capital DeepSeek Global AI Innovation and Disruption ETF, Tuttle Capital Quantum Computing AI Powered Covered Call ETF, T-REX 2X Long SNOW Daily Target ETF, and T-REX 2X Long GME Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 258 on Form N-1A filed on April 30, 2025.

(g)(39)	Amendment to the Transfer Agent Services Agreement between the Registrant and [___]on behalf of the Tuttle Capital Agentic AI ETF, Tuttle Capital AI Power Generation ETF, Tuttle Capital Drone Industry AI Powered ETF, Tuttle Capital Quantum Computing AI Powered ETF, and Tuttle Capital UFO Disclosure AI Powered ETF (To be Filed by Amendment).

(g)(40)	Amendment to Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the OTG Latin America ETF, Hedgeye Quality Growth ETF, Hedgeye Capital Allocation ETF, REX-Osprey MOVE ETF, and the Tuttle Capital No Bleed Tail Risk ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 317 on Form N-1A filed on July 22, 2025.

(g)(41)	Amendment to the Transfer Agent and Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the OTG Latin America ETF, Hedgeye Quality Growth ETF, Hedgeye Capital Allocation ETF, REX-Osprey MOVE ETF, and the Tuttle Capital No Bleed Tail Risk ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 317 on Form N-1A filed on July 22, 2025.

(g)(42)	Amendment to Custody Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the T-REX 2X Long DKNG Daily Target ETF, T-REX 2X Long BULL Daily Target ETF, T-REX 2X Long XXI Daily Target ETF, T-REX 2X Long CRWV Daily Target ETF, and T-REX 2X Long SMR Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 317 on Form N-1A filed on July 22, 2025.

(g)(43)	Amendment to the Transfer Agent Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the T-REX 2X Long DKNG Daily Target ETF, T-REX 2X Long BULL Daily Target ETF, T-REX 2X Long XXI Daily Target ETF, T-REX 2X Long CRWV Daily Target ETF, and T-REX 2X Long SMR Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 317 on Form N-1A filed on July 22, 2025.

(g)(44)	Amendment to the Custody Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the T-REX 2X Long CRCL Daily Target ETF herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 338 on Form N-1A filed on August 6, 2025.

(g)(45)	Amendment to the Transfer Agent Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the T-REX 2X Long CRCL Daily Target ETF herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 338 on Form N-1A filed on August 6, 2025.

(g)(46)	Amendment to the Custody Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Tuttle Capital IBIT 0DTE Covered Call ETF, T-REX 2X Long AFRM Daily Target ETF, T-REX 2X Long AXON Daily Target ETF, T-REX 2X Long BBAI Daily Target ETF, T-REX 2X Long BKNG Daily Target ETF, T-REX 2X Long KTOS Daily Target ETF, T-REX 2X Long TTD Daily Target ETF, T-REX 2X Long UPXI Daily Target ETF, T-REX 2X Long OSCR Daily Target ETF, T-REX 2X Long SPOT Daily Target ETF, T-REX 2X Inverse CRWV Daily Target ETF, T-REX 2X Inverse CRCL Daily Target ETF, and Tuttle Capital Government Grift ETF herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 365 on Form N-1A filed on August 29, 2025.

(g)(47)	Amendment to the Custody Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the T-REX 2X Long AVAV Daily Target ETF, T-REX 2X Long ACHR Daily Target ETF, T-REX 2X Long AUR Daily Target ETF, T-REX 2X Long B Daily Target ETF, T-REX 2X Long CVNA Daily Target ETF, T-REX 2X Long CEG Daily Target ETF, T-REX 2X Long DDOG Daily Target ETF, T-REX 2X Long WGS Daily Target ETF, T-REX 2X Long DNA Daily Target ETF, T-REX 2X Long OKLO Daily Target ETF, T-REX 2X Long QUBT Daily Target ETF, T-REX 2X Long RXRX Daily Target ETF, T-REX 2X Long TEM Daily Target ETF, T-REX 2X Long UPST Daily Target ETF, T-REX 2X Long SOUN Daily Target ETF, T-REX 2X Long SMLR Daily Target ETF, T-REX 2X Long DOUL Daily Target ETF, T-REX 2X Long GEV Daily Target ETF, and T-REX 2X Long HHH Daily Target ETF (To be Filed by Amendment).

(g)(48)	Amendment to the Transfer Agent Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the T-REX 2X Long AVAV Daily Target ETF, T-REX 2X Long ACHR Daily Target ETF, T-REX 2X Long AUR Daily Target ETF, T-REX 2X Long B Daily Target ETF, T-REX 2X Long CVNA Daily Target ETF, T-REX 2X Long CEG Daily Target ETF, T-REX 2X Long DDOG Daily Target ETF, T-REX 2X Long WGS Daily Target ETF, T-REX 2X Long DNA Daily Target ETF, T-REX 2X Long OKLO Daily Target ETF, T-REX 2X Long QUBT Daily Target ETF, T-REX 2X Long RXRX Daily Target ETF, T-REX 2X Long TEM Daily Target ETF, T-REX 2X Long UPST Daily Target ETF, T-REX 2X Long SOUN Daily Target ETF, T-REX 2X Long SMLR Daily Target ETF, T-REX 2X Long DOUL Daily Target ETF, T-REX 2X Long GEV Daily Target ETF, and T-REX 2X Long HHH Daily Target ETF (To be Filed by Amendment).

(g)(49)	Amendment to the Transfer Agent Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Tuttle Capital IBIT 0DTE Covered Call ETF, T-REX 2X Long AFRM Daily Target ETF, T-REX 2X Long AXON Daily Target ETF, T-REX 2X Long BBAI Daily Target ETF, T-REX 2X Long BKNG Daily Target ETF, T-REX 2X Long KTOS Daily Target ETF, T-REX 2X Long TTD Daily Target ETF, T-REX 2X Long UPXI Daily Target ETF, T-REX 2X Long OSCR Daily Target ETF, T-REX 2X Long SPOT Daily Target ETF, T-REX 2X Inverse CRWV Daily Target ETF, T-REX 2X Inverse CRCL Daily Target ETF, and Tuttle Capital Government Grift ETF herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 365 on Form N-1A filed on August 29, 2025.

(g)(50)	Amendment to the Custody Agreement between the Registrant and [_______] on behalf of the Tuttle Capital 1X Inverse Volatility ETF and Tuttle Capital 2X Inverse Volatility ETF (To be Filed by Amendment).

(g)(51)	Amendment to the Transfer Agent Agreement between the Registrant and [_______] on behalf of the Tuttle Capital 1X Inverse Volatility ETF and Tuttle Capital 2X Inverse Volatility ETF (To be Filed by Amendment).

(g)(52)	Amendment to the Custody Agreement between the Registrant and [_____] on behalf of the T-REX 2X Long BYDDY Daily Target ETF, T-REX 2X TRON Daily Target ETF, T-REX 2X Long BRR Daily Target ETF, T-REX 2X Long LMND Daily Target ETF, T-REX 2X Long OUST Daily Target ETF, T-REX 2X Long SYM Daily Target ETF, T-REX 2X Long RDW Daily Target ETF, T-REX 2X Long UNH Daily Target ETF, T-REX 2X Long VOYG Daily Target ETF, T-REX 2X Long CHYM Daily Target ETF, T-REX 2X Long APLD Daily Target ETF, T-REX 2X Long FIG Daily Target ETF, T-REX 2X Long SBET Daily Target ETF, T-REX 2X Long FLY Daily Target ETF, T-REX 2X Inverse FLY Daily Target ETF, T-REX 2X Inverse FIG Daily Target ETF, T-REX 2X Long BLSH Daily Target ETF, T-REX 2X Long STUB Daily Target ETF, T-REX 2X Long MP Daily Target ETF, T-REX 2X Long SRPT Daily Target ETF, T-REX 2X Long CIFR Daily Target ETF, T-REX 2X Long ASTS Daily Target ETF, T-REX 2X Long BTBT Daily Target ETF, T-REX 2X Long WULF Daily Target ETF, T-REX 2X Long QS Daily Target ETF, T-REX 2X Inverse BLSH Daily Target ETF, Tuttle Capital MicroStrategy Income Blast ETF, Tuttle Capital NVIDIA Income Blast ETF, Tuttle Capital Coinbase Income Blast ETF, Tuttle Capital Tesla Income Blast ETF, Tuttle Capital Palantir Income Blast ETF, Tuttle Capital HOOD Income Blast ETF, Tuttle Capital Magnificent 7 Income Blast ETF, Tuttle Capital Meme Stock Income Blast ETF, Tuttle Capital Quantum Computing Income Blast ETF, Tuttle Capital Drone Income Blast ETF, Tuttle Capital Space Industry Income Blast ETF, Tuttle Capital AI Infrastructure Income Blast ETF, Tuttle Capital Nuclear Power Income Blast ETF, Tuttle Capital AI Emerging Leaders Income Blast ETF, Tuttle Capital Crypto Treasury Income Blast ETF, Tuttle Capital AI Healthcare Income Blast ETF, Tuttle Capital Agentic AI Income Blast ETF, Tuttle Capital Emerging Markets AI Income Blast ETF, Tuttle Capital Robotics Income Blast ETF, Tuttle Capital Ethereum Income Blast ETF and Tuttle Capital IBIT Income Blast ETF, Tuttle Capital SOL Income Blast ETF, Tuttle Capital XRP Income Blast ETF, Tuttle Capital DOGE Income Blast ETF, Tuttle Capital Cardano Income Blast ETF, Tuttle Capital Chainlink Income Blast ETF, Tuttle Capital BNB Income Blast ETF, Tuttle Capital AVAX Income Blast ETF, Tuttle Capital Bonk Income Blast ETF, Tuttle Capital Litecoin Income Blast ETF, Tuttle Capital SUI Income Blast ETF, T-REX 2X Long KLAR Daily Target ETF, T-REX 2X Long ASST Daily Target ETF, T-REX 2X Long ABTC Daily Target ETF, T-REX 2X Long BNC Daily Target ETF, T-REX 2X Long BTDR Daily Target ETF, T-REX 2X Long CANG Daily Target ETF, T-REX 2X Long CAVA Daily Target ETF, T-REX 2X Long CELH Daily Target ETF, T-REX 2X Long CHWY Daily Target ETF, T-REX 2X Long CLS Daily Target ETF, T-REX 2X Long CORZ Daily Target ETF, T-REX 2X Long DNUT Daily Target ETF, T-REX 2X Long EMPD Daily Target ETF, T-REX 2X Long EOSE Daily Target ETF, T-REX 2X Long ETHM Daily Target ETF, T-REX 2X Long ETHZ Daily Target ETF, T-REX 2X Long GPRO Daily Target ETF, T-REX 2X Long GTLS Daily Target ETF, T-REX 2X Long ICHR Daily Target ETF, T-REX 2X Long ICLR Daily Target ETF, T-REX 2X Long IREN Daily Target ETF, T-REX 2X Long KSS Daily Target ETF, T-REX 2X Long MBLY Daily Target ETF, T-REX 2X Long MEIP Daily Target ETF, T-REX 2X Long NVTS Daily Target ETF, T-REX 2X Long OPEN Daily Target ETF, T-REX 2X Long POOL Daily Target ETF, T-REX 2X Long PTON Daily Target ETF, T-REX 2X Long SUIG Daily Target ETF, T-REX 2X Long TMUS Daily Target ETF, T-REX 2X Long TONX Daily Target ETF, T-REX 2X Long VEEV Daily Target ETF, T-REX 2X Long DFDV Daily Target ETF, T-REX 2X Long FIGR Daily Target ETF, T-REX 2X Long FMCC Daily Target ETF, T-REX 2X Long FNMA Daily Target ETF, T-REX 2X Long FORD Daily Target ETF, T-REX 2X Long OCTO Daily Target ETF, T-REX 2X Long VKTX Daily Target ETF (To be Filed by Amendment).

(g)(53)	Amendment to the Transfer Agent Agreement between the Registrant and [_______] on behalf of the T-REX 2X Long BYDDY Daily Target ETF, T-REX 2X TRON Daily Target ETF, T-REX 2X Long BRR Daily Target ETF, T-REX 2X Long LMND Daily Target ETF, T-REX 2X Long OUST Daily Target ETF, T-REX 2X Long SYM Daily Target ETF, T-REX 2X Long RDW Daily Target ETF, T-REX 2X Long UNH Daily Target ETF, T-REX 2X Long VOYG Daily Target ETF, T-REX 2X Long CHYM Daily Target ETF, T-REX 2X Long APLD Daily Target ETF, T-REX 2X Long FIG Daily Target ETF, T-REX 2X Long SBET Daily Target ETF, T-REX 2X Long FLY Daily Target ETF, T-REX 2X Inverse FLY Daily Target ETF, T-REX 2X Inverse FIG Daily Target ETF, T-REX 2X Long BLSH Daily Target ETF, T-REX 2X Long STUB Daily Target ETF, T-REX 2X Long MP Daily Target ETF, T-REX 2X Long SRPT Daily Target ETF, T-REX 2X Long CIFR Daily Target ETF, T-REX 2X Long ASTS Daily Target ETF, T-REX 2X Long BTBT Daily Target ETF, T-REX 2X Long WULF Daily Target ETF, T-REX 2X Long QS Daily Target ETF, T-REX 2X Inverse BLSH Daily Target ETF, Tuttle Capital MicroStrategy Income Blast ETF, Tuttle Capital NVIDIA Income Blast ETF, Tuttle Capital Coinbase Income Blast ETF, Tuttle Capital Tesla Income Blast ETF, Tuttle Capital Palantir Income Blast ETF, Tuttle Capital HOOD Income Blast ETF, Tuttle Capital Magnificent 7 Income Blast ETF, Tuttle Capital Meme Stock Income Blast ETF, Tuttle Capital Quantum Computing Income Blast ETF, Tuttle Capital Drone Income Blast ETF, Tuttle Capital Space Industry Income Blast ETF, Tuttle Capital AI Infrastructure Income Blast ETF, Tuttle Capital Nuclear Power Income Blast ETF, Tuttle Capital AI Emerging Leaders Income Blast ETF, Tuttle Capital Crypto Treasury Income Blast ETF, Tuttle Capital AI Healthcare Income Blast ETF, Tuttle Capital Agentic AI Income Blast ETF, Tuttle Capital Emerging Markets AI Income Blast ETF, Tuttle Capital Robotics Income Blast ETF, Tuttle Capital Ethereum Income Blast ETF and Tuttle Capital IBIT Income Blast ETF, Tuttle Capital SOL Income Blast ETF, Tuttle Capital XRP Income Blast ETF, Tuttle Capital DOGE Income Blast ETF, Tuttle Capital Cardano Income Blast ETF, Tuttle Capital Chainlink Income Blast ETF, Tuttle Capital BNB Income Blast ETF, Tuttle Capital AVAX Income Blast ETF, Tuttle Capital Bonk Income Blast ETF, Tuttle Capital Litecoin Income Blast ETF, Tuttle Capital SUI Income Blast ETF. T-REX 2X Long KLAR Daily Target ETF, T-REX 2X Long ASST Daily Target ETF, T-REX 2X Long ABTC Daily Target ETF, T-REX 2X Long BNC Daily Target ETF, T-REX 2X Long BTDR Daily Target ETF, T-REX 2X Long CANG Daily Target ETF, T-REX 2X Long CAVA Daily Target ETF, T-REX 2X Long CELH Daily Target ETF, T-REX 2X Long CHWY Daily Target ETF, T-REX 2X Long CLS Daily Target ETF, T-REX 2X Long CORZ Daily Target ETF, T-REX 2X Long DNUT Daily Target ETF, T-REX 2X Long EMPD Daily Target ETF, T-REX 2X Long EOSE Daily Target ETF, T-REX 2X Long ETHM Daily Target ETF, T-REX 2X Long ETHZ Daily Target ETF, T-REX 2X Long GPRO Daily Target ETF, T-REX 2X Long GTLS Daily Target ETF, T-REX 2X Long ICHR Daily Target ETF, T-REX 2X Long ICLR Daily Target ETF, T-REX 2X Long IREN Daily Target ETF, T-REX 2X Long KSS Daily Target ETF, T-REX 2X Long MBLY Daily Target ETF, T-REX 2X Long MEIP Daily Target ETF, T-REX 2X Long NVTS Daily Target ETF, T-REX 2X Long OPEN Daily Target ETF, T-REX 2X Long POOL Daily Target ETF, T-REX 2X Long PTON Daily Target ETF, T-REX 2X Long SUIG Daily Target ETF, T-REX 2X Long TMUS Daily Target ETF, T-REX 2X Long TONX Daily Target ETF, T-REX 2X Long VEEV Daily Target ETF, T-REX 2X Long DFDV Daily Target ETF, T-REX 2X Long FIGR Daily Target ETF, T-REX 2X Long FMCC Daily Target ETF, T-REX 2X Long FNMA Daily Target ETF, T-REX 2X Long FORD Daily Target ETF, T-REX 2X Long OCTO Daily Target ETF, T-REX 2X Long VKTX Daily Target ETF (To be Filed by Amendment).

(g)(54)	Amendment to Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Golden Eagle Dynamic Hypergrowth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 373 on Form N-1A filed on September 10, 2025.

(g)(55)	Amendment to Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the IDX Alternative FIAT ETF, T-REX 2X Long ETOR Daily Target ETF, and T-REX 2X Long GLXY Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 373 on Form N-1A filed on September 10, 2025.

(g)(56)	Amendment to the Transfer Agent and Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the IDX Alternative FIAT ETF, T-REX 2X Long ETOR Daily Target ETF, and T-REX 2X Long GLXY Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 373 on Form N-1A filed on September 10, 2025.

(g)(57)	Amendment to the Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the TappAlpha Innovation 100 Growth & Daily Income ETF and T-REX 2X BMNR Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 373 on Form N-1A filed on September 10, 2025.

(g)(58)	Amendment to the Transfer Agent and Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the TappAlpha Innovation 100 Growth & Daily Income ETF and T-REX 2X BMNR Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 373 on Form N-1A filed on September 10, 2025.

(g)(59)	Amendment to Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Brookmont Dividend Growth ETF (To be Filed by Amendment).

(g)(60)	Amendment to the Transfer Agent Agreement between the Registrant and [___] on behalf of the AQE Core ETF (To be Filed by Amendment).

(g)(61)	Amendment to the Custody Agreement between the Registrant and [____]on behalf of the AQE Core ETF (To be Filed by Amendment).

(g)(62)	Amendment to the Custody Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Hedgeye 130/30 Equity ETF and Hedgeye Fourth Turning ETF (To be Filed by Amendment).

(g)(63)	Amendment to the Transfer Agent Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Hedgeye 130/30 Equity ETF and Hedgeye Fourth Turning ETF (To be Filed by Amendment).

(g)(64)	Amendment to the Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the REX-Osprey™ BNB +Staking ETF, REX-Osprey™ ADA + Staking ETF, REX-Osprey™ AAVE ETF, REX-Osprey™ ATOM + Staking ETF, REX-Osprey™ AVAX + Staking ETF, REX-Osprey™ BCH ETF, REX-Osprey™ CRO + Staking ETF, REX-Osprey™ DOT + Staking ETF, REX-Osprey™ ENA ETF, REX-Osprey™ HBAR ETF, REX-Osprey™ HYPE + Staking ETF, REX-Osprey™ INJ + Staking ETF, REX-Osprey™ LINK ETF, REX-Osprey™ LTC ETF, REX-Osprey™ NEAR + Staking ETF, REX-Osprey™ OKB ETF, REX-Osprey™ SEI + Staking ETF, REX-Osprey™ SUI + Staking ETF, REX-Osprey™ TAO + Staking ETF, REX-Osprey™ TRX + Staking ETF, REX-Osprey™ UNI ETF, and REX-Osprey™ XLM ETF (To be Filed by Amendment).

(g)(65)	Amendment to the Transfer Agent Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the REX-Osprey™ BNB +Staking ETF, REX-Osprey™ ADA + Staking ETF, REX-Osprey™ AAVE ETF, REX-Osprey™ ATOM + Staking ETF, REX-Osprey™ AVAX + Staking ETF, REX-Osprey™ BCH ETF, REX-Osprey™ CRO + Staking ETF, REX-Osprey™ DOT + Staking ETF, REX-Osprey™ ENA ETF, REX-Osprey™ HBAR ETF, REX-Osprey™ HYPE + Staking ETF, REX-Osprey™ INJ + Staking ETF, REX-Osprey™ LINK ETF, REX-Osprey™ LTC ETF, REX-Osprey™ NEAR + Staking ETF, REX-Osprey™ OKB ETF, REX-Osprey™ SEI + Staking ETF, REX-Osprey™ SUI + Staking ETF, REX-Osprey™ TAO + Staking ETF, REX-Osprey™ TRX + Staking ETF, REX-Osprey™ UNI ETF, and REX-Osprey™ XLM ETF. (To be Filed by Amendment).

(g)(66)	Amendment to the Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Applied Finance IVS SMID ETF (To be Filed by Amendment).

(g)(67)	Amendment to the Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the Applied Finance IVS International Large ETF and Applied Finance IVS International Small ETF (To be Filed by Amendment).

(g)(68)	Amendment to the Custody Agreement between the Registrant and [___] on behalf of the Tuttle Capital UFO Disclosure ETF (To be Filed by Amendment).

(g)(69)	Amendment to the Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the GSR Crypto ETFs (To be Filed by Amendment).

(g)(70)	Amendment to the Transfer Agent and Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the GSR Crypto ETFs (To be Filed by Amendment).

(g)(71)	Amendment to the Custody Agreement between the Registrant and [___] on behalf of the Argent Large Cap Growth ETF and the Argent Large Cap Value ETF (To be Filed by Amendment).

(g)(72)	Amendment to Transfer Agent and Servicing Agreement between the Registrant and [___]on behalf of the T-REX 2X Long GRNY Daily Target ETF, T-REX 2X Long APH Daily Target ETF, T-REX 2X Long BREA Daily Target ETF, T-REX 2X Long DEFT Daily Target ETF, T-REX 2X Long FLGC Daily Target ETF, T-REX 2X Long HIVE Daily Target ETF, T-REX 2X Long HOLO Daily Target ETF, T-REX 2X Long HSDT Daily Target ETF, T-REX 2X Long NAKA Daily Target ETF, T-REX 2X Long NXTT Daily Target ETF, T-REX 2X Long SRFM Daily Target ETF, T-REX 2X Long STSS Daily Target ETF, and T-REX 2X Long UI Daily Target ETF (To be Filed by Amendment).

(g)(73)	Amendment to the Custody Agreement between the Registrant and [___]on behalf of the T-REX 2X Long GRNY Daily Target ETF, T-REX 2X Long APH Daily Target ETF, T-REX 2X Long BREA Daily Target ETF, T-REX 2X Long DEFT Daily Target ETF, T-REX 2X Long FLGC Daily Target ETF, T-REX 2X Long HIVE Daily Target ETF, T-REX 2X Long HOLO Daily Target ETF, T-REX 2X Long HSDT Daily Target ETF, T-REX 2X Long NAKA Daily Target ETF, T-REX 2X Long NXTT Daily Target ETF, T-REX 2X Long SRFM Daily Target ETF, T-REX 2X Long STSS Daily Target ETF, and T-REX 2X Long UI Daily Target ETF (To be Filed by Amendment).

(h)(1)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(h)(2)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Formidable ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 19 on Form N-1A filed on October 12, 2021.

(h)(3)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Applied Finance Valuation Large Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 11 on Form N-1A filed on July 20, 2021.

(h)(4)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Kingsbarn Tactical Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 22 on Form N-1A filed November 23, 2021.

(h)(5)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Kingsbarn Dividend Opportunity ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 45 on Form N-1A filed on March 30, 2023.

(h)(6)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the WealthTrust DBS Long Term Growth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 22 on Form N-1A filed November 23, 2021.

(h)(7)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Cultivar ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 26 on Form N-1A filed on March 24, 2022.

(h)(8)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Tuttle ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 317 on Form N-1A filed on July 22, 2025.

(h)(9)

Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the REX ETFs and REX FANG & Innovation Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 81 on Form N-1A filed on September 1, 2023.

(h)(10)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the IDX Dynamic Innovation ETF, IDX Dynamic Fixed Income ETF, and IDX Alternative FIAT ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 396 on Form N-1A filed on September 24, 2025.

(h)(11)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of TappAlpha SPY Growth & Daily Income ETF and TappAlpha Innovation 100 Growth & Daily Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 121 on Form N-1A filed on January 23, 2024.
(h)(12)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of REX AI Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 138 on Form N-1A filed on May 21, 2024.

(h)(13)	Fund Services Agreement between Registrant and Commonwealth Fund Services, Inc. on behalf of the SMI 3Fourteen Full-Cycle Trend ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 156 on Form N-1A filed on August 9, 2024.

(h)(14)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Brookmont Catastrophic Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(h)(15)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the REX Crypto Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post—Effective Amendment No. 188 on Form N-1A filed on November 22, 2024.

(h)(16)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the REX IncomeMax IBIT Strategy ETF (To be Filed by Amendment).

(h)(17)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the SMI 3Fourteen REAL Asset Allocation ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(h)(18)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the REX Bitcoin Corporate Treasury Convertible Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

(h)(19)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the REX-OspreyTM ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 325 on Form N-1A filed on July 28, 2025.

(h)(20)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Hedgeye ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 288 on Form N-1A filed on June 2, 2025.

(h)(21)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the OTG Latin America ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 326 on Form N-1A filed on July 29, 2025.

(h)(22)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Golden Eagle Dynamic Hypergrowth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 373 on Form N-1A filed on September 10, 2025.

(h)(23)	Form of Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Tuttle Capital Government Grift ETF, T-REX 2X TRON Daily Target ETF, T-REX 2X Long BRR Daily Target ETF, T-REX 2X Long LMND Daily Target ETF, T-REX 2X Long OSCR Daily Target ETF, T-REX 2X Long OUST Daily Target ETF, T-REX 2X Long SPOT Daily Target ETF, T-REX 2X Long SYM Daily Target ETF, T-REX 2X Long RDW Daily Target ETF, T-REX 2X Long UNH Daily Target ETF, T-REX 2X Long VOYG Daily Target ETF, T-REX 2X Long ETOR Daily Target ETF, T-REX 2X Long CHYM Daily Target ETF, T-REX 2X Long BMNR Daily Target ETF, T-REX 2X Long APLD Daily Target ETF, T-REX 2X Inverse CRWV Daily Target ETF, T-REX 2X Inverse CRCL Daily Target ETF, T-REX 2X Long FIG Daily Target ETF, T-REX 2X Long SBET Daily Target ETF, T-REX 2X Long FLY Daily Target ETF, T-REX 2X Inverse FLY Daily Target ETF, T-REX 2X Inverse FIG Daily Target ETF, T-REX 2X Long BLSH Daily Target ETF, T-REX 2X Long STUB Daily Target ETF, T-REX 2X Long MP Daily Target ETF, T-REX 2X Long SRPT Daily Target ETF, T-REX 2X Long CIFR Daily Target ETF, T-REX 2X Long ASTS Daily Target ETF, T-REX 2X Long BTBT Daily Target ETF, T-REX 2X Long WULF Daily Target ETF, T-REX 2X Long QS Daily Target ETF, T-REX 2X Inverse BLSH Daily Target ETF, Tuttle Capital MicroStrategy Income Blast ETF, Tuttle Capital NVIDIA Income Blast ETF, Tuttle Capital Coinbase Income Blast ETF, Tuttle Capital Tesla Income Blast ETF, Tuttle Capital Palantir Income Blast ETF, Tuttle Capital HOOD Income Blast ETF, Tuttle Capital Magnificent 7 Income Blast ETF, Tuttle Capital Meme Stock Income Blast ETF, Tuttle Capital Quantum Computing Income Blast ETF, Tuttle Capital Drone Income Blast ETF, Tuttle Capital Space Industry Income Blast ETF, Tuttle Capital AI Infrastructure Income Blast ETF, Tuttle Capital Nuclear Power Income Blast ETF, Tuttle Capital AI Emerging Leaders Income Blast ETF, Tuttle Capital Crypto Treasury Income Blast ETF, Tuttle Capital AI Healthcare Income Blast ETF, Tuttle Capital Agentic AI Income Blast ETF, Tuttle Capital Emerging Markets AI Income Blast ETF, Tuttle Capital Robotics Income Blast ETF, Tuttle Capital Ethereum Income Blast ETF and Tuttle Capital IBIT Income Blast ETF, Tuttle Capital SOL Income Blast ETF, Tuttle Capital XRP Income Blast ETF, Tuttle Capital DOGE Income Blast ETF, Tuttle Capital Cardano Income Blast ETF, Tuttle Capital Chainlink Income Blast ETF, Tuttle Capital BNB Income Blast ETF, Tuttle Capital AVAX Income Blast ETF, Tuttle Capital Bonk Income Blast ETF, Tuttle Capital Litecoin Income Blast ETF, Tuttle Capital SUI Income Blast ETF, T-REX 2X Long KLAR Daily Target ETF, Tuttle Capital UFO Disclosure ETF, T-REX 2X Long ASST Daily Target ETF, T-REX 2X Long ABTC Daily Target ETF, T-REX 2X Long BNC Daily Target ETF, T-REX 2X Long BTDR Daily Target ETF, T-REX 2X Long CANG Daily Target ETF, T-REX 2X Long CAVA Daily Target ETF, T-REX 2X Long CELH Daily Target ETF, T-REX 2X Long CHWY Daily Target ETF, T-REX 2X Long CLS Daily Target ETF, T-REX 2X Long CORZ Daily Target ETF, T-REX 2X Long DNUT Daily Target ETF, T-REX 2X Long EMPD Daily Target ETF, T-REX 2X Long EOSE Daily Target ETF, T-REX 2X Long ETHM Daily Target ETF, T-REX 2X Long ETHZ Daily Target ETF, T-REX 2X Long GPRO Daily Target ETF, T-REX 2X Long GTLS Daily Target ETF, T-REX 2X Long ICHR Daily Target ETF, T-REX 2X Long ICLR Daily Target ETF, T-REX 2X Long IREN Daily Target ETF, T-REX 2X Long KSS Daily Target ETF, T-REX 2X Long MBLY Daily Target ETF, T-REX 2X Long MEIP Daily Target ETF, T-REX 2X Long NVTS Daily Target ETF, T-REX 2X Long OPEN Daily Target ETF, T-REX 2X Long POOL Daily Target ETF, T-REX 2X Long PTON Daily Target ETF, T-REX 2X Long SUIG Daily Target ETF, T-REX 2X Long TMUS Daily Target ETF, T-REX 2X Long TONX Daily Target ETF, T-REX 2X Long VEEV Daily Target ETF, T-REX 2X Long DFDV Daily Target ETF, T-REX 2X Long FIGR Daily Target ETF, T-REX 2X Long FMCC Daily Target ETF, T-REX 2X Long FNMA Daily Target ETF, T-REX 2X Long FORD Daily Target ETF, T-REX 2X Long OCTO Daily Target ETF, T-REX 2X Long VKTX Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 397 on Form N-1A filed on September 24, 2025.

(h)(24)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Brookmont Dividend Growth ETF (To be Filed by Amendment).

(h)(25)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the AQE Core ETF (To be Filed by Amendment).

(h)(26)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Hedgeye 130/30 Equity ETF and Hedgeye Fourth Turning ETF (To be Filed by Amendment).

(h)(27)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the REX-Osprey™ BNB +Staking ETF, REX-Osprey™ ADA + Staking ETF, REX-Osprey™ AAVE ETF, REX-Osprey™ ATOM + Staking ETF, REX-Osprey™ AVAX + Staking ETF, REX-Osprey™ BCH ETF, REX-Osprey™ CRO + Staking ETF, REX-Osprey™ DOT + Staking ETF, REX-Osprey™ ENA ETF, REX-Osprey™ HBAR ETF, REX-Osprey™ HYPE + Staking ETF, REX-Osprey™ INJ + Staking ETF, REX-Osprey™ LINK ETF, REX-Osprey™ LTC ETF, REX-Osprey™ NEAR + Staking ETF, REX-Osprey™ OKB ETF, REX-Osprey™ SEI + Staking ETF, REX-Osprey™ SUI + Staking ETF, REX-Osprey™ TAO + Staking ETF, REX-Osprey™ TRX + Staking ETF, REX-Osprey™ UNI ETF, and REX-Osprey™ XLM ETF (To be Filed by Amendment).

(h)(28)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Applied Finance IVS SMID ETF, Applied Finance IVS International Large ETF and Applied Finance IVS International Small ETF (To be Filed by Amendment).

(h)(29)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the GSR Crypto ETFs (To be Filed by Amendment).

(h)(30)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Argent Large Cap Growth ETF and the Argent Large Cap Value ETF (To be Filed by Amendment).

(h)(31)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the T-REX 2X Long GRNY Daily Target ETF, T-REX 2X Long APH Daily Target ETF, T-REX 2X Long BREA Daily Target ETF, T-REX 2X Long DEFT Daily Target ETF, T-REX 2X Long FLGC Daily Target ETF, T-REX 2X Long HIVE Daily Target ETF, T-REX 2X Long HOLO Daily Target ETF, T-REX 2X Long HSDT Daily Target ETF, T-REX 2X Long NAKA Daily Target ETF, T-REX 2X Long NXTT Daily Target ETF, T-REX 2X Long SRFM Daily Target ETF, T-REX 2X Long STSS Daily Target ETF, and T-REX 2X Long UI Daily Target ETF (To be Filed by Amendment).

(h)(32)	Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the American Conservative Values ETF and the American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(h)(33)	Amendment No. 4 to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the Funds of the Trust is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(h)(34)	Amendment No. 6 to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the Funds of the Trust is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 11 on Form N-1A filed on July 20, 2021.

(h)(35)	Amendment No. 7 to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the Kingsbarn Tactical Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective No. 19 on Form N-1A filed on October 12, 2021.

(h)(36)	Amendment No. 8 to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the WealthTrust DBS Long Term Growth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 22 on Form N-1A filed November 23, 2021.

(h)(37)	Amendment No. 9 to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the Cultivar ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 26 on Form N-1A filed on March 24, 2022.

(h)(38)	Amendment No. 10 to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the Trust is herein incorporated by reference from Registrant’s Post-Effective No. 33 on Form N-1A filed on November 28, 2022.

(h)(39)	Amendment No. 12 to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the Kingsbarn Dividend Opportunity ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 45 on Form N-1A filed on March 30, 2023.

(h)(40)	Amendment to the Services Agreement (Fund Accounting services) between the Registrant Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the Tuttle Capital 2X DBMF ETF, T-REX 2X Long Tesla Daily Target ETF, T-REX 2X Inverse Tesla Daily Target ETF, T-REX 2X Long NVIDIA Daily Target ETF, T-REX 2X Inverse NVIDIA Daily Target ETF LAFFER|TENGLER Equity Income ETF, the REX ETFs and the REX FANG & Innovation Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 64 on Form N-1A filed on July 28, 2023.

(h)(41)

Amendment to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services, Ohio, Inc. and Citibank, N.A. on behalf of the Tuttle Capital Daily 2X Inverse Regional Banks ETF, Tuttle Capital Daily 2X Long AI ETF, the Tuttle Capital Daily 2X Inverse AI ETF, Brendan Wood TopGun ETF, IDX Dynamic Innovation ETF and IDX Dynamic Fixed Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 101 on Form N-1A filed on October 20, 2023.

(h)(42)	Amendment to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services, Ohio, Inc. and Citibank, N.A. on behalf of T-REX 2X Long Apple Daily Target ETF, T-REX 2X Inverse Apple Daily Target ETF, T-REX 2X Long Alphabet Daily Target ETF, T-REX 2X Inverse Alphabet Daily Target ETF, T-REX 2X Long Microsoft Daily Target ETF and T-REX 2X Inverse Microsoft Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 120 on Form N-1A filed on January 8, 2024.

(h)(43)	Amendment to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services, Ohio, Inc. and Citibank, N.A. on behalf of REX AI Equity Premium Income ETF, and SMI 3Fourteen Full-Cycle Trend ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 138 on Form N-1A filed on May 21, 2024.

(h)(44)	Amendment to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services, Ohio, Inc. and Citibank, N.A. on behalf of the Tuttle Capital Congressional Trading ETF and the T-REX 2X Hedge ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 170 on Form N-1A filed on September 23, 2024.

(h)(45)	Amendment to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services, Ohio, Inc. and Citibank, N.A. on behalf of the Brookmont Catastrophic Bond ETF and the Tuttle Option Income ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(h)(46)	ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of TappAlpha SPY Growth & Daily Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 166 on Form N-1A filed on September 13, 2024.

(h)(47)	Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the TappAlpha SPY Growth & Daily Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 166 on Form N-1A filed on September 13, 2024.

(h)(48)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp on behalf of the REX Crypto Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post—Effective Amendment No. 188 on Form N-1A filed on November 22, 2024.

(h)(49)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the REX Crypto Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post—Effective Amendment No. 188 on Form N-1A filed on November 22, 2024.

(h)(50)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the REX IncomeMax IBIT Strategy ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(h)(51)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the SMI 3Fourteen REAL Asset Allocation ETF, Tuttle Capital MSTR Put Write ETF, Tuttle Capital QQQ Put Write ETF, and the T-REX 2X HOOD Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(h)(52)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp on behalf of the Put Write ETFs (To be Filed by Amendment).

(h)(53)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the REX Bitcoin Corporate Treasury Convertible Bond ETF, T-REX 2X Long DJT Daily Target ETF, T-REX 2X Long ARM Daily Target ETF, T-REX 2X Long RBLX Daily Target ETF, Tuttle Capital NVDA 0DTE Covered Call ETF, Tuttle Capital MSTR 0DTE Covered Call ETF, and the Tuttle Capital TSLA 0DTE Covered Call ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

(h)(54)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the REX IncomeMax IBIT Strategy ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(h)(55)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the SMI 3Fourteen REAL Asset Allocation ETF, Tuttle Capital MSTR Put Write ETF, Tuttle Capital QQQ Put Write ETF, and the T-REX 2X HOOD Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(h)(56)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Put Write ETFs (To be Filed by Amendment).

(h)(57)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the REX Bitcoin Corporate Treasury Convertible Bond ETF, T-REX 2X Long DJT Daily Target ETF, T-REX 2X Long ARM Daily Target ETF, T-REX 2X Long RBLX Daily Target ETF, Tuttle Capital NVDA 0DTE Covered Call ETF, Tuttle Capital MSTR 0DTE Covered Call ETF, and the Tuttle Capital TSLA 0DTE Covered Call ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

(h)(58)	Amendment to the Services Agreement (Fund Accounting Services) between the Registrant and Citibank, N.A. on behalf of the Opportunistic Trader ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 258 on Form N-1A filed on April 30, 2025.

(h)(59)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Tuttle Capital AAPL 0DTE Covered Call ETF, Tuttle Capital GOOGL 0DTE Covered Call ETF, Tuttle Capital META 0DTE Covered Call ETF, Tuttle Capital AMZN 0DTE Covered Call ETF, Tuttle Capital MSFT 0DTE Covered Call ETF, and Tuttle Capital COIN 0DTE Covered Call ETF (To be Filed by Amendment).

(h)(60)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Tuttle Capital AAPL 0DTE Covered Call ETF, Tuttle Capital GOOGL 0DTE Covered Call ETF, Tuttle Capital META 0DTE Covered Call ETF, Tuttle Capital AMZN 0DTE Covered Call ETF, Tuttle Capital MSFT 0DTE Covered Call ETF, and Tuttle Capital COIN 0DTE Covered Call ETF(To be Filed by Amendment).

(h)(61)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on the behalf of the REX OspreyTM ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 317 on Form N-1A filed on July 22, 2025.

(h)(62)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the REX OspreyTM ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 317 on Form N-1A filed on July 22, 2025.

(h)(63)	Amendment to the Services Agreement (Fund Accounting Services) between the Registrant and [_____] on behalf of the Tuttle 2X Crypto ETFs (To be Filed by Amendment).

(h)(64)	Amendment to the ETF Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Tuttle Capital AI in Healthcare ETF, Tuttle Capital DeepSeek Global AI Innovation and Disruption ETF, Tuttle Capital Quantum Computing AI Powered Covered Call ETF, T-REX 2X Long SNOW Daily Target ETF, and T-REX 2X Long GME Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 258 on Form N-1A filed on April 30, 2025.

(h)(65)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Tuttle Capital AI in Healthcare ETF, Tuttle Capital DeepSeek Global AI Innovation and Disruption ETF, Tuttle Capital Quantum Computing AI Powered Covered Call ETF, T-REX 2X Long SNOW Daily Target ETF, and T-REX 2X Long GME Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 258 on Form N-1A filed on April 30, 2025.

(h)(66)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and [____] on behalf of the Tuttle Capital Agentic AI ETF, Tuttle Capital AI Power Generation ETF, Tuttle Capital Drone Industry AI Powered ETF, Tuttle Capital Quantum Computing AI Powered ETF, and Tuttle Capital UFO Disclosure AI Powered ETF (To be Filed by Amendment).

(h)(67)	Amendment to the Services Agreement (Fund Accounting Services) between the Registrant and [____] on behalf of the Tuttle Capital Agentic AI ETF, Tuttle Capital AI Power Generation ETF, Tuttle Capital Drone Industry AI Powered ETF, Tuttle Capital Quantum Computing AI Powered ETF, and Tuttle Capital UFO Disclosure AI Powered ETF (To be Filed by Amendment).

(h)(68)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on the behalf of the OTG Latin America ETF, Hedgeye Quality Growth ETF, Hedgeye Capital Allocation ETF, REX-Osprey MOVE ETF, and the Tuttle Capital No Bleed Tail Risk ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 317 on Form N-1A filed on July 22, 2025.

(h)(69)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the OTG Latin America ETF, Hedgeye Quality Growth ETF, Hedgeye Capital Allocation ETF, REX-Osprey MOVE ETF, and the Tuttle Capital No Bleed Tail Risk ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 317 on Form N-1A filed on July 22, 2025.

(h)(70)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the T-REX 2X Long DKNG Daily Target ETF, T-REX 2X Long BULL Daily Target ETF, T-REX 2X Long XXI Daily Target ETF, T-REX 2X Long CRWV Daily Target ETF, and T-REX 2X Long SMR Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 317 on Form N-1A filed on July 22, 2025.

(h)(71)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the T-REX 2X Long DKNG Daily Target ETF, T-REX 2X Long BULL Daily Target ETF, T-REX 2X Long XXI Daily Target ETF, T-REX 2X Long CRWV Daily Target ETF, and T-REX 2X Long SMR Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 317 on Form N-1A filed on July 22, 2025.

(h)(72)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the T-REX 2X Long CRCL Daily Target ETF herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 338 on Form N-1A filed on August 6, 2025.

(h)(73)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the T-REX 2X Long CRCL Daily Target ETF herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 338 on Form N-1A filed on August 6, 2025.

(h)(74)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the T-REX 2X Long AVAV Daily Target ETF, T-REX 2X Long ACHR Daily Target ETF, T-REX 2X Long AUR Daily Target ETF, T-REX 2X Long B Daily Target ETF, T-REX 2X Long CVNA Daily Target ETF, T-REX 2X Long CEG Daily Target ETF, T-REX 2X Long DDOG Daily Target ETF, T-REX 2X Long WGS Daily Target ETF, T-REX 2X Long DNA Daily Target ETF, T-REX 2X Long OKLO Daily Target ETF, T-REX 2X Long QUBT Daily Target ETF, T-REX 2X Long RXRX Daily Target ETF, T-REX 2X Long TEM Daily Target ETF, T-REX 2X Long UPST Daily Target ETF, T-REX 2X Long SOUN Daily Target ETF, T-REX 2X Long SMLR Daily Target ETF, T-REX 2X Long DOUL Daily Target ETF, T-REX 2X Long GEV Daily Target ETF, and T-REX 2X Long HHH Daily Target ETF (To be Filed by Amendment).

(h)(75)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the T-REX 2X Long AVAV Daily Target ETF, T-REX 2X Long ACHR Daily Target ETF, T-REX 2X Long AUR Daily Target ETF, T-REX 2X Long B Daily Target ETF, T-REX 2X Long CVNA Daily Target ETF, T-REX 2X Long CEG Daily Target ETF, T-REX 2X Long DDOG Daily Target ETF, T-REX 2X Long WGS Daily Target ETF, T-REX 2X Long DNA Daily Target ETF, T-REX 2X Long OKLO Daily Target ETF, T-REX 2X Long QUBT Daily Target ETF, T-REX 2X Long RXRX Daily Target ETF, T-REX 2X Long TEM Daily Target ETF, T-REX 2X Long UPST Daily Target ETF, T-REX 2X Long SOUN Daily Target ETF, T-REX 2X Long SMLR Daily Target ETF, T-REX 2X Long DOUL Daily Target ETF, T-REX 2X Long GEV Daily Target ETF, and T-REX 2X Long HHH Daily Target ETF (To be Filed by Amendment).

(h)(76)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the TappAlpha Innovation 100 Growth & Daily Income ETF and T-REX 2X Long BMNR Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 373 on Form N-1A filed on September 10, 2025.

(h)(77)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the TappAlpha Innovation 100 Growth & Daily Income ETF and T-REX 2X Long BMNR Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 373 on Form N-1A filed on September 10, 2025.

(h)(78)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Tuttle Capital IBIT 0DTE Covered Call ETF, T-REX 2X Long AFRM Daily Target ETF, T-REX 2X Long AXON Daily Target ETF, T-REX 2X Long BBAI Daily Target ETF, T-REX 2X Long BKNG Daily Target ETF, T-REX 2X Long KTOS Daily Target ETF, T-REX 2X Long TTD Daily Target ETF, T-REX 2X Long UPXI Daily Target ETF, T-REX 2X Long OSCR Daily Target ETF, T-REX 2X Long SPOT Daily Target ETF, T-REX 2X Inverse CRWV Daily Target ETF, T-REX 2X Inverse CRCL Daily Target ETF, and Tuttle Capital Government Grift ETF herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 365 on Form N-1A filed on August 29, 2025.

(h)(79)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Tuttle Capital IBIT 0DTE Covered Call ETF, T-REX 2X Long AFRM Daily Target ETF, T-REX 2X Long AXON Daily Target ETF, T-REX 2X Long BBAI Daily Target ETF, T-REX 2X Long BKNG Daily Target ETF, T-REX 2X Long KTOS Daily Target ETF, T-REX 2X Long TTD Daily Target ETF, T-REX 2X Long UPXI Daily Target ETF, T-REX 2X Long OSCR Daily Target ETF, T-REX 2X Long SPOT Daily Target ETF, T-REX 2X Inverse CRWV Daily Target ETF, T-REX 2X Inverse CRCL Daily Target ETF, and Tuttle Capital Government Grift ETF herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 365 on Form N-1A filed on August 29, 2025.

(h)(80)	Amendment to the Services Agreement between the Registrant and [_______] on behalf of the Tuttle Capital 1X Inverse Volatility ETF and Tuttle Capital 2X Inverse Volatility ETF (To be Filed by Amendment).

(h)(81)	Amendment to the Services Agreement between the Registrant and [______]on behalf of the T-REX 2X Long BYDDY Daily Target ETF, T-REX 2X TRON Daily Target ETF, T-REX 2X Long BRR Daily Target ETF, T-REX 2X Long LMND Daily Target ETF, T-REX 2X Long OUST Daily Target ETF, T-REX 2X Long SYM Daily Target ETF, T-REX 2X Long RDW Daily Target ETF, T-REX 2X Long UNH Daily Target ETF, T-REX 2X Long VOYG Daily Target ETF, T-REX 2X Long CHYM Daily Target ETF, T-REX 2X Long APLD Daily Target ETF, T-REX 2X Long FIG Daily Target ETF, T-REX 2X Long SBET Daily Target ETF, T-REX 2X Long FLY Daily Target ETF, T-REX 2X Inverse FLY Daily Target ETF, T-REX 2X Inverse FIG Daily Target ETF, T-REX 2X Long BLSH Daily Target ETF, T-REX 2X Long STUB Daily Target ETF, T-REX 2X Long MP Daily Target ETF, T-REX 2X Long SRPT Daily Target ETF, T-REX 2X Long CIFR Daily Target ETF, T-REX 2X Long ASTS Daily Target ETF, T-REX 2X Long BTBT Daily Target ETF, T-REX 2X Long WULF Daily Target ETF, T-REX 2X Long QS Daily Target ETF, T-REX 2X Inverse BLSH Daily Target ETF, Tuttle Capital MicroStrategy Income Blast ETF, Tuttle Capital NVIDIA Income Blast ETF, Tuttle Capital Coinbase Income Blast ETF, Tuttle Capital Tesla Income Blast ETF, Tuttle Capital Palantir Income Blast ETF, Tuttle Capital HOOD Income Blast ETF, Tuttle Capital Magnificent 7 Income Blast ETF, Tuttle Capital Meme Stock Income Blast ETF, Tuttle Capital Quantum Computing Income Blast ETF, Tuttle Capital Drone Income Blast ETF, Tuttle Capital Space Industry Income Blast ETF, Tuttle Capital AI Infrastructure Income Blast ETF, Tuttle Capital Nuclear Power Income Blast ETF, Tuttle Capital AI Emerging Leaders Income Blast ETF, Tuttle Capital Crypto Treasury Income Blast ETF, Tuttle Capital AI Healthcare Income Blast ETF, Tuttle Capital Agentic AI Income Blast ETF, Tuttle Capital Emerging Markets AI Income Blast ETF, Tuttle Capital Robotics Income Blast ETF, Tuttle Capital Ethereum Income Blast ETF and Tuttle Capital IBIT Income Blast ETF, Tuttle Capital SOL Income Blast ETF, Tuttle Capital XRP Income Blast ETF, Tuttle Capital DOGE Income Blast ETF, Tuttle Capital Cardano Income Blast ETF, Tuttle Capital Chainlink Income Blast ETF, Tuttle Capital BNB Income Blast ETF, Tuttle Capital AVAX Income Blast ETF, Tuttle Capital Bonk Income Blast ETF, Tuttle Capital Litecoin Income Blast ETF, Tuttle Capital SUI Income Blast ETF, T-REX 2X Long KLAR Daily Target ETF, Tuttle Capital UFO Disclosure ETF, T-REX 2X Long ASST Daily Target ETF, T-REX 2X Long ABTC Daily Target ETF, T-REX 2X Long BNC Daily Target ETF, T-REX 2X Long BTDR Daily Target ETF, T-REX 2X Long CANG Daily Target ETF, T-REX 2X Long CAVA Daily Target ETF, T-REX 2X Long CELH Daily Target ETF, T-REX 2X Long CHWY Daily Target ETF, T-REX 2X Long CLS Daily Target ETF, T-REX 2X Long CORZ Daily Target ETF, T-REX 2X Long DNUT Daily Target ETF, T-REX 2X Long EMPD Daily Target ETF, T-REX 2X Long EOSE Daily Target ETF, T-REX 2X Long ETHM Daily Target ETF, T-REX 2X Long ETHZ Daily Target ETF, T-REX 2X Long GPRO Daily Target ETF, T-REX 2X Long GTLS Daily Target ETF, T-REX 2X Long ICHR Daily Target ETF, T-REX 2X Long ICLR Daily Target ETF, T-REX 2X Long IREN Daily Target ETF, T-REX 2X Long KSS Daily Target ETF, T-REX 2X Long MBLY Daily Target ETF, T-REX 2X Long MEIP Daily Target ETF, T-REX 2X Long NVTS Daily Target ETF, T-REX 2X Long OPEN Daily Target ETF, T-REX 2X Long POOL Daily Target ETF, T-REX 2X Long PTON Daily Target ETF, T-REX 2X Long SUIG Daily Target ETF, T-REX 2X Long TMUS Daily Target ETF, T-REX 2X Long TONX Daily Target ETF, T-REX 2X Long VEEV Daily Target ETF, T-REX 2X Long DFDV Daily Target ETF, T-REX 2X Long FIGR Daily Target ETF, T-REX 2X Long FMCC Daily Target ETF, T-REX 2X Long FNMA Daily Target ETF, T-REX 2X Long FORD Daily Target ETF, T-REX 2X Long OCTO Daily Target ETF, T-REX 2X Long VKTX Daily Target ETF (To be Filed by Amendment).

(h)(82)	Amendment to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services, Ohio, Inc. and Citibank, N.A. on behalf of the Golden Eagle Dynamic Hypergrowth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 373 on Form N-1A filed on September 10, 2025.

(h)(83)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the IDX Alternative FIAT ETF, T-REX 2X Long ETOR Daily Target ETF, and T-REX 2X Long GLXY Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 373 on Form N-1A filed on September 10, 2025.

(h)(84)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the IDX Alternative FIAT ETF, T-REX 2X Long ETOR Daily Target ETF, and T-REX 2X Long GLXY Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 373 on Form N-1A filed on September 10, 2025.

(h)(85)	Amendment to the Services Agreement (Fund Accounting services) between the Registrant and [____] on behalf of the Brookmont Dividend Growth ETF (To be Filed by Amendment).

(h)(86)	Amendment to the Services Agreement between the Registrant and [___] on behalf of the AQE Core ETF (To be Filed by Amendment).

(h)(87)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Hedgeye 130/30 Equity ETF and Hedgeye Fourth Turning ETF (To be Filed by Amendment).

(h)(88)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Hedgeye 130/30 Equity ETF and Hedgeye Fourth Turning ETF (To be Filed by Amendment).

(h)(89)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the REX-Osprey™ BNB +Staking ETF, REX-Osprey™ ADA + Staking ETF, REX-Osprey™ AAVE ETF, REX-Osprey™ ATOM + Staking ETF, REX-Osprey™ AVAX + Staking ETF, REX-Osprey™ BCH ETF, REX-Osprey™ CRO + Staking ETF, REX-Osprey™ DOT + Staking ETF, REX-Osprey™ ENA ETF, REX-Osprey™ HBAR ETF, REX-Osprey™ HYPE + Staking ETF, REX-Osprey™ INJ + Staking ETF, REX-Osprey™ LINK ETF, REX-Osprey™ LTC ETF, REX-Osprey™ NEAR + Staking ETF, REX-Osprey™ OKB ETF, REX-Osprey™ SEI + Staking ETF, REX-Osprey™ SUI + Staking ETF, REX-Osprey™ TAO + Staking ETF, REX-Osprey™ TRX + Staking ETF, REX-Osprey™ UNI ETF, and REX-Osprey™ XLM ETF (To be Filed by Amendment).

(h)(90)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the REX-Osprey™ BNB +Staking ETF, REX-Osprey™ ADA + Staking ETF, REX-Osprey™ AAVE ETF, REX-Osprey™ ATOM + Staking ETF, REX-Osprey™ AVAX + Staking ETF, REX-Osprey™ BCH ETF, REX-Osprey™ CRO + Staking ETF, REX-Osprey™ DOT + Staking ETF, REX-Osprey™ ENA ETF, REX-Osprey™ HBAR ETF, REX-Osprey™ HYPE + Staking ETF, REX-Osprey™ INJ + Staking ETF, REX-Osprey™ LINK ETF, REX-Osprey™ LTC ETF, REX-Osprey™ NEAR + Staking ETF, REX-Osprey™ OKB ETF, REX-Osprey™ SEI + Staking ETF, REX-Osprey™ SUI + Staking ETF, REX-Osprey™ TAO + Staking ETF, REX-Osprey™ TRX + Staking ETF, REX-Osprey™ UNI ETF, and REX-Osprey™ XLM ETF (To be Filed by Amendment).

(h)(91)	Amendment to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services, Ohio, Inc. and Citibank, N.A. on behalf of the Applied Finance IVS SMID ETF (To be Filed by Amendment).

(h)(92)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Applied Finance IVS International Large ETF and Applied Finance IVS International Small ETF (To be Filed by Amendment).

(h)(93)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Applied Finance IVS International Large ETF and Applied Finance IVS International Small ETF (To be Filed by Amendment).

(h)(94)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the GSR Crypto ETFs (To be Filed by Amendment).

(h)(95)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the GSR Crypto ETFs (To be Filed by Amendment).

(h)(96)	Amendment to the Services agreement between the Registrant and [___]on behalf of the Argent Large Cap Growth ETF and the Argent Large Cap Value ETF (To be Filed by Amendment).

(h)(97)	Amendment to the Services Agreement between the Registrant and [___]on behalf of the T-REX 2X Long GRNY Daily Target ETF, T-REX 2X Long APH Daily Target ETF, T-REX 2X Long BREA Daily Target ETF, T-REX 2X Long DEFT Daily Target ETF, T-REX 2X Long FLGC Daily Target ETF, T-REX 2X Long HIVE Daily Target ETF, T-REX 2X Long HOLO Daily Target ETF, T-REX 2X Long HSDT Daily Target ETF, T-REX 2X Long NAKA Daily Target ETF, T-REX 2X Long NXTT Daily Target ETF, T-REX 2X Long SRFM Daily Target ETF, T-REX 2X Long STSS Daily Target ETF, and T-REX 2X Long UI Daily Target ETF (To be Filed by Amendment).

(h)(98)	Fund of Funds Investment Agreement Pursuant to Rule 12d1-4 between the Registrant and BNY Mellon ETF Trust on behalf of the SMI 3Fourteen REAL Asset Allocation ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 324 on Form N-1A filed on July 25, 2025.

(h)(99)	Fund of Funds Investment Agreement Pursuant to Rule 12d1-4 between the Registrant and Franklin Templeton ETF Trust on behalf of the SMI 3Fourteen REAL Asset Allocation ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 324 on Form N-1A filed on July 25, 2025.

(h)(100)	Fund of Funds Investment Agreement Pursuant to Rule 12d1-4 between the Registrant and Litman Gregory Funds ETF Trust on behalf of the SMI 3Fourteen REAL Asset Allocation ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 324 on Form N-1A filed on July 25, 2025.

(h)(101)	Fund of Funds Investment Agreement Pursuant to Rule 12d1-4 between the Registrant and Schwab Strategic Trust ETF Trust on behalf of the SMI 3Fourteen REAL Asset Allocation ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 324 on Form N-1A filed on July 25, 2025.

(h)(102)	Fund of Funds Investment Agreement Pursuant to Rule 12d1-4 between the Registrant and Volatility Shares ETF Trust on behalf of the REX-OspreyTM ETH + Staking ETF and REX-OspreyTM SOL + Staking ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 324 on Form N-1A filed on July 25, 2025.

(h)(103)	Fee Waiver Letter dated January 16, 2025, between the Registrant and Kingsbarn Capital Management, LLC on behalf of the Kingsbarn Tactical Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 244 on Form N-1A filed on March 28, 2025.

(h)(104)

Fee Waiver Letter dated November 1, 2024 between Registrant and Tuttle Capital Management LLC on behalf of the Brendan Wood TopGun ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 206 on Form N-1A filed on December 30, 2024.

(h)(105)	Fee Waiver Letter dated June 25, 2024 between the Registrant and 3Fourteen & SMI Advisory Services, LLC on behalf of the SMI 3Fourteen Full-Cycle Trend ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 145 on Form N-1A filed on June 26, 2024.

(h)(106)	Fee Waiver Letter dated February 18, 2025 between the Registrant and 3Fourteen & SMI Advisory Services, LLC on behalf of the SMI 3Fourteen REAL Asset Allocation ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 19, 2025.

(h)(107)	Expense Limitation Agreement between the Registrant and Brookmont Capital Management, LLC on behalf of the Brookmont Catastrophic Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(h)(108)	Fee Waiver Letter dated __________ between the Registrant and Brookmont Capital Management, LLC on behalf of the Brookmont Dividend Growth ETF (To be Filed by Amendment).

(i)(1)	Opinion and Consent of Practus, LLP regarding the legality of securities registered with respect to the American Conservative Values ETF and the American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A filed on June 15, 2020.

(i)(2)	Consent of Legal Counsel for the American Conservative Values ETF and the American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 191 on Form N-1A on November 27, 2024.

(i)(3)	Opinion and Consent of Counsel regarding the legality of securities registered with respect to the Formidable ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 6 on Form N-1A filed on March 12, 2021.

(i)(4)	Consent of Legal Counsel for the Formidable ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 324 on Form N-1A filed on July 25, 2025.

(i)(5)	Opinion and Consent of Counsel regarding the legality of securities registered with respect to the Applied Finance Valuation Large Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(i)(6)	Consent of Legal Counsel for the Applied Finance Valuation Large Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 255 on Form N-1A filed on April 30, 2025.

(i)(7)	Opinion and Consent of Counsel regarding the legality of securities registered with respect to the Kingsbarn Tactical Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 21 on Form N-1A filed on November 9, 2021.

(i)(8)	Consent of Legal Counsel for Kingsbarn Tactical Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 244 on Form N-1A filed on March 28, 2025.

(i)(9)	Opinion and Consent of Counsel regarding the legality of securities registered with respect to the Kingsbarn Dividend Opportunity ETF is herein incorporated by reference form the Registration’s Post-Effective Amendment No 28 on Form N-1A filed on June 7, 2022.

(i)(10)	Consent of Counsel for the Kingsbarn Dividend Opportunity ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 233 on Form N-1A filed on February 28, 2025.

(i)(11)	Opinion and Consent of Counsel regarding the legality of securities registered with respect to the WealthTrust DBS Long Term Growth is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 22 on Form N-1A filed November 23, 2021.

(i)(12)	Consent of Counsel for the WealthTrust DBS Long Term Growth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 195 on Form N-1A filed on November 27, 2024.

(i)(13)

Opinion and Consent of Counsel regarding the legality of securities registered with respect to the Cultivar ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 26 on Form N-1A filed on March 24, 2022.

(i)(14)	Consent of Counsel for the Cultivar ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 192 on Form N-1A filed on November 27, 2024.

(i)(15)	Opinion and Consent of Counsel regarding legality of securities registered with respect to the Tuttle Capital 2X DBMF ETF (To be Filed by Amendment).

(i)(16)	Opinion and Consent of Counsel regarding legality of shares registered with respect to T-REX 2X Long Tesla Daily Target ETF, T-REX 2X Inverse Tesla Daily Target ETF, T-REX 2X Long NVIDIA Daily Target ETF and T-REX 2X Inverse NVIDIA Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 97 on Form N-1A filed on October 6, 2023.

(i)(17)	Consent of Counsel for the T-REX 2X Long Tesla Daily Target ETF, T-REX 2X Inverse Tesla Daily Target ETF, T-REX 2X Long NVIDIA Daily Target ETF and T-REX 2X Inverse NVIDIA Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 178 on Form N-1A filed on October 28, 2024.

(i)(18)	Opinion and Consent of Counsel regarding legality of shares registered with respect to LAFFER|TENGLER Equity Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 64 on Form N-1A filed on July 28, 2023.

(i)(19)	Consent of Counsel for the Laffer Tengler Equity Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 193 on Form N-1A filed on November 27, 2024.

(i)(20)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the REX ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on September 20, 2023.

(i)(21)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the REX FANG & Innovation Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 81 on Form N-1A filed on September 1, 2023.

(i)(22)	Consent of Counsel for the REX FANG & Innovation Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 194 on Form N-1A filed on November 27, 2024.

(i)(23)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the Tuttle Capital Daily 2X Inverse Regional Banks ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 106 on Form N-1A filed on October 31, 2023.

(i)(24)	Consent of Counsel for the Tuttle Capital Daily 2X Inverse Regional Banks ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 207 on Form N-1A filed on December 30, 2024.

(i)(25)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the Brendan Wood TopGun ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 101 on Form N-1A filed on October 20, 2023.

(i)(26)	Consent of Counsel for Brendan Wood TopGun ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 206 on Form N-1A filed on December 30, 2024.

(i)(27)

Opinion and Consent of Counsel regarding legality of shares registered with respect to the Tuttle Capital Daily 2X Long AI ETF and the Tuttle Capital Daily 2X Inverse AI ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 112 on Form N-1A filed on November 17, 2023.

(i)(28)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the IDX Dynamic Innovation ETF and IDX Dynamic Fixed Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 109 on Form N-1A filed on November 7, 2023.

(i)(29)	Consent of Legal Counsel for the IDX Dynamic Innovation ETF and IDX Dynamic Fixed Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 232 on Form N-1A filed on February 28, 2025.

(i)(30)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the T-REX 2X Long Apple Daily Target ETF, T-REX 2X Inverse Apple Daily Target ETF, T-REX 2X Long Alphabet Daily Target ETF, T-REX 2X Inverse Alphabet Daily Target ETF, T-REX 2X Long Microsoft Daily Target ETF and T-REX 2X Inverse Microsoft Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 120 on Form N-1A filed on January 8, 2024.

(i)(31)	Consent of Legal Counsel for the T-REX 2X LONG GME DAILY TARGET ETF, T-REX 2X LONG HOOD DAILY TARGET ETF, T-REX 2X LONG DJT DAILY TARGET ETF, T-REX 2X LONG MARA DAILY TARGET ETF, T-REX 2X INVERSE MARA DAILY TARGET ETF, T-REX 2X LONG RBLX DAILY TARGET ETF, T-REX 2X INVERSE PLTR DAILY TARGET ETF, T-REX 2X LONG ARM DAILY TARGET ETF, T-REX 2X LONG SHOP DAILY TARGET ETF, T-REX 2X INVERSE SHOP DAILY TARGET ETF, T-REX 2X INVERSE AMD DAILY TARGET ETF, T-REX 2X INVERSE BA DAILY TARGET ETF, T-REX 2X LONG SNOW DAILY TARGET ETF, T-REX 2X INVERSE SNOW DAILY TARGET ETF, T-REX 2X LONG AVGO DAILY TARGET ETF, T-REX 2X INVERSE AVGO DAILY TARGET ETF, T-REX 2X LONG PANW DAILY TARGET ETF, T-REX 2X INVERSE PANW DAILY TARGET ETF, T-REX 2X LONG TSM DAILY TARGET ETF, T-REX 2X INVERSE TSM DAILY TARGET ETF, T-REX 2X LONG SQ DAILY TARGET ETF, T-REX 2X INVERSE SQ DAILY TARGET ETF, T-REX 2X INVERSE COIN DAILY TARGET ETF, T-REX 2X LONG APPLE DAILY TARGET ETF, T-REX 2X INVERSE APPLE DAILY TARGET ETF, T-REX 2X LONG ALPHABET DAILY TARGET ETF, T-REX 2X INVERSE ALPHABET DAILY TARGET ETF, T-REX 2X LONG MICROSOFT DAILY TARGET ETF and T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 258 on Form N-1A filed on April 30, 2025.

(i)(32)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the TappAlpha SPY Daily Growth & Income ETF and TappAlpha Innovation 100 Daily Growth & Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 121 on Form N-1A filed on January 23, 2024.

(i)(33)	Consent of Legal Counsel for the TappAlpha Innovation 100 Growth & Daily Income ETF and TappAlpha SPY Growth & Daily Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 257 on Form N-1A filed on April 30, 2025.

(i)(34)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the REX AI Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 138 on Form N-1A filed on May 21, 2024.

(i)(35)	Consent of Legal Counsel for the REX AI Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 402 on Form N-1A filed on September 29, 2025.

(i)(36)

Opinion and Consent of Counsel regarding legality of shares registered with respect to the SMI 3Fourteen Full-Cycle Trend ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 145 on Form N-1A filed on June 26, 2024.

(i)(37)	Consent of Legal Counsel for the SMI 3Fourteen Full-Cycle Trend ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 256 on Form N-1A filed on April 30, 2025.

(i)(38)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the Tuttle Capital Congressional Trading ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 201 on Form N-1A filed on December 13, 2024.

(i)(39)

Opinion and Consent of Counsel regarding legality of shares registered with respect to the T-REX 2X Hedge ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 170 on Form N-1A filed on September 23, 2024.

(i)(40)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the T-REX 2X Inverse MSTR Daily Target ETF and the T-REX 2X Long MSTR Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 166 on Form N-1A filed on September 13, 2024.

(i)(41)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the Brookmont Catastrophic Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 212 on Form-N-1A filed on January 17, 2025.

(i)(42)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the Tuttle Option Income ETFs (To be Filed by Amendment).

(i)(43)	Opinion and Consent of Counsel regarding the legality of shares registered with respect to the REX Crypto Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post—Effective Amendment No. 188 on Form N-1A filed on November 22, 2024.

(i)(44)	Opinion and Consent of Counsel regarding the legality of shares registered with respect to the REX IncomeMax IBIT Strategy ETF (To be Filed by Amendment).

(i)(45)	Opinion and Consent of Counsel regarding the legality of shares registered with respect to the Put Write ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 229 on Form N-1A filed on February 24, 2025.

(i)(46)	Opinion and Consent of Counsel regarding the legality of shares registered with respect to the SMI 3Fourteen SMI REAL Asset Allocation ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(i)(47)	Opinion and Consent of Counsel regarding the legality of shares registered with respect to the REX Bitcoin Corporate Treasury Convertible Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 236 on Form N-1A filed on March 11, 2025.

(i)(48)	Opinion and Consent of Counsel regarding the legality of shares registered with respect to the Opportunistic Trader ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

(i)(49)	Opinion and Consent of Counsel regarding the legality of shares registered with respect to the Tuttle Capital AAPL 0DTE Covered Call ETF, Tuttle Capital GOOGL 0DTE Covered Call ETF, Tuttle Capital META 0DTE Covered Call ETF, Tuttle Capital TSLA 0DTE Covered Call ETF, Tuttle Capital NVDA 0DTE Covered Call ETF, Tuttle Capital AMZN 0DTE Covered Call ETF, Tuttle Capital MSFT 0DTE Covered Call ETF, Tuttle Capital MSTR 0DTE Covered Call ETF, Tuttle Capital COIN 0DTE Covered Call ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 245 on Form N-1A filed on March 28, 2025.

(i)(50)	Opinion and Consent of Counsel regarding the legality of shares registered with respect to the Tuttle Capital IBIT 0DTE Covered Call ETF herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 365 on Form N-1A filed on August 29, 2025.

(i)(51)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the REX-OspreyTM SOL +Staking ETF and the REX Osprey™ ETH +Staking ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 303 on Form N-1A filed on June 27, 2025.

(i)(52)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the REX Osprey™ XRP ETF and the REX Osprey™ DOGE ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 383 on Form N-1A filed on September 12, 2025.

(i)(53)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the Tuttle 2X Crypto ETFs (To be Filed by Amendment).

(i)(54)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the Tuttle Capital AI Powered ETFs (To be Filed by Amendment).

(i)(55)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the Hedgeye ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 288 on Form N-1A filed on June 3, 2025.

(i)(56)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the Tuttle Capital No Bleed Tail Risk ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 276 on Form N-1A filed on May 21, 2025.

(i)(57)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the OTG Latin America ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 286 on Form N-1A filed on May 30, 2025.

(i)(58)	Consent of Legal Counsel for the OTG Latin America ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 326 on Form N-1A filed on July 29, 2025.

(i)(59)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the T-REX 2X Long DKNG Daily Target ETF, T-REX 2X Long BULL Daily Target ETF, T-REX 2X Long CRWV Daily Target ETF, and T-REX 2X Long SMR Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 317 on Form N-1A filed on July 22, 2025.

(i)(60)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the T-REX 2X Long AVAV Daily Target ETF, T-REX 2X Long AFRM Daily Target ETF, T-REX 2X Long ACHR Daily Target ETF, T-REX 2X Long AUR Daily Target ETF, T-REX 2X Long AXON Daily Target ETF, T-REX 2X Long B Daily Target ETF, T-REX 2X Long BBAI Daily Target ETF, T-REX 2X Long BKNG Daily Target ETF, T-REX 2X Long CVNA Daily Target ETF, T-REX 2X Long CEG Daily Target ETF, T-REX 2X Long DDOG Daily Target ETF, T-REX 2X Long WGS Daily Target ETF, T-REX 2X Long DNA Daily Target ETF, T-REX 2X Long KTOS Daily Target ETF, T-REX 2X Long OKLO Daily Target ETF, T-REX 2X Long QUBT Daily Target ETF, T-REX 2X Long RXRX Daily Target ETF, T-REX 2X Long TEM Daily Target ETF, T-REX 2X Long TTD Daily Target ETF, T-REX 2X Long UPXI Daily Target ETF, T-REX 2X Long UPST Daily Target ETF, T-REX 2X Long SOUN Daily Target ETF, T-REX 2X Long SMLR Daily Target ETF, T-REX 2X Long GLXY Daily Target ETF, and T-REX 2X Long DOUL Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 318 on Form N-1A filed on July 22, 2025.

(i)(61)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the T-REX 2X Long GEV Daily Target ETF and T-REX 2X Long HHH Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 325 on Form N-1A filed on July 28, 2025.

(i)(62)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the Tuttle Capital 1X Inverse Volatility ETF and Tuttle Capital 2X Inverse Volatility ETF (To be Filed by Amendment).

(i)(63)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the T-REX 2X Long BYDDY Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on September 12, 2025.

(i)(64)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the T-REX 2X Long CRCL Daily Target ETF herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 338 on Form N-1A filed on August 6, 2025.

(i)(65)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the Golden Eagle Dynamic Hypergrowth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 373 on Form N-1A filed on September 10, 2025.

(i)(66)	Opinion and Consent of Counsel regarding the legality of shares registered with respect to the IDX Alternative FIAT ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 396 on Form N-1A filed on September 24, 2025.

(i)(67)	Opinion and Consent of Counsel regarding the legality of shares registered with respect to the Tuttle Capital Government Grift ETF (To be Filed by Amendment).

(i)(68)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the T-REX 2X TRON Daily Target ETF (To be Filed by Amendment).

(i)(69)	Opinion and Consent of Counsel regarding legality of shares with respect to the T-REX 2X Long BRR Daily Target ETF, T-REX 2X Long LMND Daily Target ETF, T-REX 2X Long OSCR Daily Target ETF, T-REX 2X Long OUST Daily Target ETF, T-REX 2X Long SPOT Daily Target ETF, T-REX 2X Long SYM Daily Target ETF, T-REX 2X Long RDW Daily Target ETF, T-REX 2X Long UNH Daily Target ETF, T-REX 2X Long VOYG Daily Target ETF, T-REX 2X Long ETOR Daily Target ETF, T-REX 2X Long CHYM Daily Target ETF, T-REX 2X Long BMNR Daily Target ETF, T-REX 2X Long APLD Daily Target ETF, T-REX 2X Inverse CRWV Daily Target ETF and T-REX 2X Inverse CRCL Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 397 on Form N-1A filed on September 24, 2025.

(i)(70)	Opinion and Consent of Counsel regarding legality of shares with respect to the Brookmont Dividend Growth ETF (To be Filed by Amendment).

(i)(71)	Opinion and Consent of Counsel regarding legality of shares with respect to the T-REX 2X Long FIG Daily Target ETF and the T-REX 2X Long SBET Daily Target ETF (To be Filed by Amendment).

(i)(72)	Opinion and Consent of Counsel regarding legality of shares with respect to the T-REX 2X Long FLY Daily Target ETF, T-REX 2X Inverse FLY Daily Target ETF, and T-REX 2X Inverse FIG Daily Target ETF (To be Filed by Amendment).

(i)(73)	Opinion and Consent of Counsel regarding legality of shares with respect to the AQE Core ETF (To be Filed by Amendment).

(i)(74)	Opinion and Consent of Counsel regarding legality of shares with respect to the T-REX 2X Long BLSH Daily Target ETF (to be Filed by Amendment).

(i)(75)	Opinion and Consent of Counsel regarding legality of shares with respect to the T-REX 2X Long STUB Daily Target ETF, T-REX 2X Long MP Daily Target ETF, T-REX 2X Long SRPT Daily Target ETF, T-REX 2X Long CIFR Daily Target ETF, T-REX 2X Long ASTS Daily Target ETF, T-REX 2X Long BTBT Daily Target ETF, T-REX 2X Long WULF Daily Target ETF, T-REX 2X Long QS Daily Target ETF and T-REX 2X Inverse BLSH Daily Target ETF (To be Filed by Amendment).

(i)(76)	Opinion and Consent of Counsel regarding legality of shares with respect to the Hedgeye 130/30 Equity ETF and Hedgeye Fourth Turning ETF (To be Filed by Amendment).

(i)(77)	Opinion and Consent of Counsel regarding legality of shares with respect to the REX-Osprey™ BNB +Staking ETF (To be Filed by Amendment).

(i)(78)	Opinion and Consent of Counsel regarding legality of shares with respect to the Tuttle Capital MicroStrategy Income Blast ETF, Tuttle Capital NVIDIA Income Blast ETF, Tuttle Capital Coinbase Income Blast ETF, Tuttle Capital Tesla Income Blast ETF, Tuttle Capital Palantir Income Blast ETF, Tuttle Capital HOOD Income Blast ETF, Tuttle Capital Magnificent 7 Income Blast ETF, Tuttle Capital Meme Stock Income Blast ETF, Tuttle Capital Quantum Computing Income Blast ETF, Tuttle Capital Drone Income Blast ETF, Tuttle Capital Space Industry Income Blast ETF, Tuttle Capital AI Infrastructure Income Blast ETF, Tuttle Capital Nuclear Power Income Blast ETF, Tuttle Capital AI Emerging Leaders Income Blast ETF, Tuttle Capital Crypto Treasury Income Blast ETF, Tuttle Capital AI Healthcare Income Blast ETF, Tuttle Capital Agentic AI Income Blast ETF, Tuttle Capital Emerging Markets AI Income Blast ETF, Tuttle Capital Robotics Income Blast ETF, Tuttle Capital Ethereum Income Blast ETF and Tuttle Capital IBIT Income Blast ETF, Tuttle Capital SOL Income Blast ETF, Tuttle Capital XRP Income Blast ETF, Tuttle Capital DOGE Income Blast ETF, Tuttle Capital Cardano Income Blast ETF, Tuttle Capital Chainlink Income Blast ETF, Tuttle Capital BNB Income Blast ETF, Tuttle Capital AVAX Income Blast ETF, Tuttle Capital Bonk Income Blast ETF, Tuttle Capital Litecoin Income Blast ETF and Tuttle Capital SUI Income Blast ETF (To be Filed by Amendment).

(i)(79)	Opinion and Consent of Counsel regarding legality of shares with respect to the T-REX 2X Long KLAR Daily Target ETF (To be Filed by Amendment).

(i)(80)	Opinion and Consent of Counsel regarding legality of shares with respect to the Applied Finance IVS International Large ETF and Applied Finance IVS International Small ETF (To be Filed by Amendment).

(i)(81)	Opinion and Consent of Counsel regarding legality of shares with respect to the Tuttle Capital UFO Disclosure ETF (To be Filed by Amendment).

(i)(82)	Opinion and Consent of Counsel regarding legality of shares with respect to the GSR Crypto ETFs (To be Filed by Amendment).

(i)(83)	Opinion and Consent of Counsel regarding legality of shares with respect to the Argent Large Cap Growth ETF and the Argent Large Cap Value ETF (To be Filed by Amendment).

(i)(84)	Opinion and Consent of Counsel regarding legality of shares with respect to the T-REX 2X Long ASST Daily Target ETF, T-REX 2X Long ABTC Daily Target ETF, T-REX 2X Long BNC Daily Target ETF, T-REX 2X Long BTDR Daily Target ETF, T-REX 2X Long CANG Daily Target ETF, T-REX 2X Long CAVA Daily Target ETF, T-REX 2X Long CELH Daily Target ETF, T-REX 2X Long CHWY Daily Target ETF, T-REX 2X Long CLS Daily Target ETF, T-REX 2X Long CORZ Daily Target ETF, T-REX 2X Long DNUT Daily Target ETF, T-REX 2X Long EMPD Daily Target ETF, T-REX 2X Long EOSE Daily Target ETF, T-REX 2X Long ETHM Daily Target ETF, T-REX 2X Long ETHZ Daily Target ETF, T-REX 2X Long GPRO Daily Target ETF, T-REX 2X Long GTLS Daily Target ETF, T-REX 2X Long ICHR Daily Target ETF, T-REX 2X Long ICLR Daily Target ETF, T-REX 2X Long IREN Daily Target ETF, T-REX 2X Long KSS Daily Target ETF, T-REX 2X Long MBLY Daily Target ETF, T-REX 2X Long MEIP Daily Target ETF, T-REX 2X Long NVTS Daily Target ETF, T-REX 2X Long OPEN Daily Target ETF, T-REX 2X Long POOL Daily Target ETF, T-REX 2X Long PTON Daily Target ETF, T-REX 2X Long SUIG Daily Target ETF, T-REX 2X Long TMUS Daily Target ETF, T-REX 2X Long TONX Daily Target ETF, and T-REX 2X Long VEEV Daily Target ETF (To be Filed by Amendment).

(i)(85)	Opinion and Consent of Counsel regarding legality of shares with respect to the T-REX 2X Long DFDV Daily Target ETF, T-REX 2X Long FIGR Daily Target ETF, T-REX 2X Long FMCC Daily Target ETF, T-REX 2X Long FNMA Daily Target ETF, T-REX 2X Long FORD Daily Target ETF, T-REX 2X Long OCTO Daily Target ETF, T-REX 2X Long VKTX Daily Target ETF (To be Filed by Amendment).

(i)(86)	Opinion and Consent of Counsel regarding legality of shares with respect to the T-REX 2X Long GRNY Daily Target ETF (To be Filed by Amendment).

(i)(87)	Opinion and Consent of Counsel regarding legality of shares with respect to the T-REX 2X Long APH Daily Target ETF, T-REX 2X Long BREA Daily Target ETF, T-REX 2X Long DEFT Daily Target ETF, T-REX 2X Long FLGC Daily Target ETF, T-REX 2X Long HIVE Daily Target ETF, T-REX 2X Long HOLO Daily Target ETF, T-REX 2X Long HSDT Daily Target ETF, T-REX 2X Long NAKA Daily Target ETF, T-REX 2X Long NXTT Daily Target ETF, T-REX 2X Long SRFM Daily Target ETF, T-REX 2X Long STSS Daily Target ETF, and T-REX 2X Long UI Daily Target ETF (To be Filed by Amendment).

(i)(88)	Opinion and Consent of Counsel regarding legality of shares with respect to the REX-Osprey™ ADA + Staking ETF, REX-Osprey™ AAVE ETF, REX-Osprey™ ATOM + Staking ETF, REX-Osprey™ AVAX + Staking ETF, REX-Osprey™ BCH ETF, REX-Osprey™ CRO + Staking ETF, REX-Osprey™ DOT + Staking ETF, REX-Osprey™ ENA ETF, REX-Osprey™ HBAR ETF, REX-Osprey™ HYPE + Staking ETF, REX-Osprey™ INJ + Staking ETF, REX-Osprey™ LINK ETF, REX-Osprey™ LTC ETF, REX-Osprey™ NEAR + Staking ETF, REX-Osprey™ OKB ETF, REX-Osprey™ SEI + Staking ETF, REX-Osprey™ SUI + Staking ETF, REX-Osprey™ TAO + Staking ETF, REX-Osprey™ TRX + Staking ETF, REX-Osprey™ UNI ETF, and REX-Osprey™ XLM ETF (To be Filed by Amendment).

(j)(1)	Consent of Independent Registered Public Accounting Firm on behalf of the American Conservative Values ETF and the American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 191 on Form N-1A on November 27, 2024.

(j)(2)	Consent of Independent Registered Public Accounting Firm on behalf of the Formidable ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 324 on Form N-1A filed on July 25, 2025.

(j)(3)	Consent of Independent Registered Public Accounting Firm on behalf of the Applied Finance Valuation Large Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 255 on Form N-1A filed on April 30, 2025.

(j)(4)	Consent of Independent Registered Public Accounting Firm on behalf of the Cultivar ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 192 on Form N-1A filed on November 27, 2024.

(j)(5)	Consent of Independent Registered Public Accounting Firm on behalf of the WealthTrust DBS Long Term Growth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 195 on Form N-1A filed on November 27, 2024.

(j)(6)	Consent of Independent Registered Public Accounting Firm on behalf of the Kingsbarn Tactical Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 244 on Form N-1A filed on March 28, 2025.

(j)(7)	Consent of Independent Registered Public Accounting Firm on behalf of the T-REX 2X Long Tesla Daily Target ETF, T-REX 2X Inverse Tesla Daily Target ETF, T-REX 2X Long NVIDIA Daily Target ETF and T-REX 2X Inverse NVIDIA Daily Target ETF is herein incorporated by reference from the Registrant's Post-Effective Amendment No. 178 on Form N-1A filed on October 28, 2024.

(j)(8)	Consent of Independent Registered Public Accounting Firm on behalf of the Laffer Tengler Equity Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 193 on Form N-1A filed on November 27, 2024.

(j)(9)	Consent of Independent Registered Public Accounting Firm on behalf of the REX FANG & Innovation Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 194 on Form N-1A filed on November 27, 2024.

(j)(10)	Consent of Independent Registered Public Accounting Firm on behalf of Brendan Wood TopGun ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 206 on Form N-1A filed on December 30, 2024.

(j)(11)	Consent of Independent Registered Public Accounting Firm on behalf of Tuttle Capital Daily 2X Inverse Regional Banks ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 207 on Form N-1A filed on December 30, 2024.

(j)(12)	Consent of Independent Registered Public Accounting Firm on behalf of the IDX Dynamic Innovation ETF and IDX Dynamic Fixed Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 232 on Form N-1A filed on February 28, 2025.

(j)(13)	Consent of Independent Registered Public Accounting Firm on behalf of the Kingsbarn Dividend Opportunity ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 233 on Form N-1A filed on February 28, 2025.

(j)(14)	Consent of Independent Registered Public Accounting Firm on behalf of the SMI 3Fourteen Full-Cycle Trend ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 256 on Form N-1A filed on April 30, 2025.

(j)(15)	Consent of Independent Registered Public Accounting Firm on behalf of the TappAlpha Innovation 100 Growth & Daily Income ETF and TappAlpha SPY Growth & Daily Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 257 on Form N-1A filed on April 30, 2025.

(j)(16)	Consent of Independent Registered Public Accounting Firm on behalf of the T-REX 2X LONG GME DAILY TARGET ETF, T-REX 2X LONG HOOD DAILY TARGET ETF, T-REX 2X LONG DJT DAILY TARGET ETF, T-REX 2X LONG MARA DAILY TARGET ETF, T-REX 2X INVERSE MARA DAILY TARGET ETF, T-REX 2X LONG RBLX DAILY TARGET ETF, T-REX 2X INVERSE PLTR DAILY TARGET ETF, T-REX 2X LONG ARM DAILY TARGET ETF, T-REX 2X LONG SHOP DAILY TARGET ETF, T-REX 2X INVERSE SHOP DAILY TARGET ETF, T-REX 2X INVERSE AMD DAILY TARGET ETF, T-REX 2X INVERSE BA DAILY TARGET ETF, T-REX 2X LONG SNOW DAILY TARGET ETF, T-REX 2X INVERSE SNOW DAILY TARGET ETF, T-REX 2X LONG AVGO DAILY TARGET ETF, T-REX 2X INVERSE AVGO DAILY TARGET ETF, T-REX 2X LONG PANW DAILY TARGET ETF, T-REX 2X INVERSE PANW DAILY TARGET ETF, T-REX 2X LONG TSM DAILY TARGET ETF, T-REX 2X INVERSE TSM DAILY TARGET ETF, T-REX 2X LONG SQ DAILY TARGET ETF, T-REX 2X INVERSE SQ DAILY TARGET ETF, T-REX 2X INVERSE COIN DAILY TARGET ETF, T-REX 2X LONG APPLE DAILY TARGET ETF, T-REX 2X INVERSE APPLE DAILY TARGET ETF, T-REX 2X LONG ALPHABET DAILY TARGET ETF, T-REX 2X INVERSE ALPHABET DAILY TARGET ETF, T-REX 2X LONG MICROSOFT DAILY TARGET ETF and T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 258 on Form N-1A filed on April 30, 2025.

(j)(17)	Consent of Independent Registered Public Accounting Firm on behalf of the OTG Latin America ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 326 on Form N-1A filed on July 29, 2025.

(j)(18)	Consent of Independent Registered Public Accounting Firm on behalf of the OTG Latin America ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 326 on Form N-1A filed on July 29, 2025.

(j)(19)	Consent of Independent Registered Public Accounting Firm on behalf of the REX AI Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 402 on Form N-1A filed on September 29, 2025.

(l)	Initial Capital Agreement is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A filed on June 15, 2020.

(m)(1)	Distribution Plan Pursuant to Rule 12b-1 for the SMI 3Fourteen Full-Cycle Trend ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 145 on Form N-1A filed on June 26, 2024.

(m)(2)	Distribution Plan Pursuant to Rule 12b-1 for the Brookmont Catastrophic Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 212 on Form-N-1A filed on January 17, 2025.

(m)(3)	Distribution Plan Pursuant to Rule 12b-1 for the T-REX 2X Inverse Apple Daily Target ETF, T-REX 2X Inverse Alphabet Daily Target ETF, T-REX 2X Inverse Microsoft Daily Target ETF, T-REX 2X LONG MARA DAILY TARGET ETF, T-REX 2X INVERSE MARA DAILY TARGET ETF, T-REX 2X INVERSE PLTR DAILY TARGET ETF, T-REX 2X LONG SHOP DAILY TARGET ETF, T-REX 2X INVERSE SHOP DAILY TARGET ETF, T-REX 2X INVERSE AMD DAILY TARGET ETF, T-REX 2X INVERSE BA DAILY TARGET ETF, T-REX 2X INVERSE SNOW DAILY TARGET ETF, T-REX 2X LONG AVGO DAILY TARGET ETF, T-REX 2X INVERSE AVGO DAILY TARGET ETF, T-REX 2X LONG PANW DAILY TARGET ETF, T-REX 2X INVERSE PANW DAILY TARGET ETF, T-REX 2X LONG TSM DAILY TARGET ETF, T-REX 2X INVERSE TSM DAILY TARGET ETF, T-REX 2X LONG SQ DAILY TARGET ETF, T-REX 2X INVERSE SQ DAILY TARGET ETF, and T-REX 2X INVERSE COIN DAILY TARGET ETF, Tuttle Capital RSP Option Income Strategy ETF, Tuttle Capital KRE Option Income Strategy ETF, Tuttle Capital IYR Option Income Strategy ETF, Tuttle Capital XLU Option Income Strategy ETF, Tuttle Capital XLE Option Income Strategy ETF, Tuttle Capital XHB Option Income Strategy ETF, Tuttle Capital EEM Option Income Strategy ETF, Tuttle Capital EFA Option Income Strategy ETF, Tuttle Capital XLF Option Income Strategy ETF, Tuttle Capital VTV Option Income Strategy ETF, Tuttle Capital IJH Option Income Strategy ETF, Tuttle Capital XLV Option Income Strategy ETF, Tuttle Capital SMH Option Income Strategy ETF, Tuttle Capital XBI Option Income Strategy ETF, Tuttle Capital XLY Option Income Strategy ETF, Tuttle Capital TSLA Put Write ETF, Tuttle Capital NVDA Put Write ETF, Tuttle Capital MSTR Put Write ETF, Tuttle Capital COIN Put Write ETF, and Tuttle Capital QQQ Put Write ETF, the Opportunistic Trader ETF, the Tuttle Capital AAPL 0DTE Covered Call ETF, Tuttle Capital GOOGL 0DTE Covered Call ETF, Tuttle Capital META 0DTE Covered Call ETF, Tuttle Capital TSLA 0DTE Covered Call ETF, Tuttle Capital NVDA 0DTE Covered Call ETF, Tuttle Capital AMZN 0DTE Covered Call ETF, Tuttle Capital MSFT 0DTE Covered Call ETF, Tuttle Capital MSTR 0DTE Covered Call ETF, Tuttle Capital COIN 0DTE Covered Call ETF, Tuttle Capital IBIT 0DTE Covered Call ETF, T-REX 2X Long XRP Daily Target ETF, T-REX 2X Long Solana Daily Target ETF, T-REX 2X Long Trump Daily Target ETF, T-REX 2X Long Litecoin Daily Target ETF, T-REX 2X Long Melania Daily Target ETF, T-REX 2X Long Bonk Daily Target ETF, T-REX 2X Long BNB Daily Target ETF, T-REX 2X Long Cardano Daily Target ETF, T-REX 2X Long Chainlink Daily Target ETF, T-REX 2X Long Polkadot Daily Target ETF, Tuttle Capital Agentic AI ETF, Tuttle Capital AI in Healthcare ETF, Tuttle Capital AI Power Generation ETF, Tuttle Capital DeepSeek Global AI Innovation and Disruption ETF, Tuttle Capital Drone Industry AI Powered ETF, Tuttle Capital Quantum Computing AI Powered ETF, Tuttle Capital Quantum Computing AI Powered Covered Call ETF, Tuttle Capital UFO Disclosure AI Powered ETF, Tuttle Capital No Bleed Tail Risk ETF, T-REX 2X Long DKNG Daily Target ETF, T-REX 2X Long BULL Daily Target ETF, T-REX 2X Long XXI Daily Target ETF, T-REX 2X Long CRWV Daily Target ETF, T-REX 2X Long SMR Daily Target ETF, T-REX 2X Long AVAV Daily Target ETF, T-REX 2X Long AFRM Daily Target ETF, T-REX 2X Long ACHR Daily Target ETF, T-REX 2X Long AUR Daily Target ETF, T-REX 2X Long AXON Daily Target ETF, T-REX 2X Long B Daily Target ETF, T-REX 2X Long BBAI Daily Target ETF, T-REX 2X Long BKNG Daily Target ETF, T-REX 2X Long CVNA Daily Target ETF, T-REX 2X Long CEG Daily Target ETF, T-REX 2X Long DDOG Daily Target ETF, T-REX 2X Long WGS Daily Target ETF, T-REX 2X Long DNA Daily Target ETF, T-REX 2X Long KTOS Daily Target ETF, T-REX 2X Long OKLO Daily Target ETF, T-REX 2X Long QUBT Daily Target ETF, T-REX 2X Long RXRX Daily Target ETF, T-REX 2X Long TEM Daily Target ETF, T-REX 2X Long TTD Daily Target ETF, T-REX 2X Long UPXI Daily Target ETF, T-REX 2X Long UPST Daily Target ETF, T-REX 2X Long SOUN Daily Target ETF, T-REX 2X Long SMLR Daily Target ETF, T-REX 2X Long GLXY Daily Target ETF, T-REX 2X Long DOUL Daily Target ETF, Tuttle Capital 1X Inverse Volatility ETF, Tuttle Capital 2X Inverse Volatility ETF, T-REX 2X Long BYDDY Daily Target ETF, T-REX 2X Long GEV Daily Target ETF, T-REX 2X Long HHH Daily Target ETF, and T-REX 2X Long CRCL Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 317 on Form N-1A filed on July 22, 2025.

(m)(4)	Distribution Plan Pursuant to Rule 12b-1 for the REX Crypto Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post—Effective Amendment No. 188 on Form N-1A filed on November 22, 2024.

(m)(5)	Distribution Plan Pursuant to Rule 12b-1 for the SMI 3Fourteen REAL Asset Allocation ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(m)(6)	Distribution Plan Pursuant to Rule 12b-1 for the REX Bitcoin Corporate Treasury Convertible Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

(m)(7)	Distribution Plan Pursuant to Rule 12b-1 for the Hedgeye ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 288 on Form N-1A filed on June 3, 2025.

(m)(8)	Distribution Plan Pursuant to Rule 12b-1 for the OTG Latin America ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 286 on Form N-1A filed on May 30, 2025.

(m)(9)	Distribution Plan Pursuant to Rule 12b-1 for the REX-OspreyTM ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 325 on Form N-1A filed on July 28, 2025.

(m)(10)	Distribution Plan Pursuant to Rule 12b-1 for the Golden Eagle Dynamic Hypergrowth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 373 on Form N-1A filed on September 10, 2025.

(m)(11)	Distribution Plan Pursuant to Rule 12b-1 for the IDX Alternative FIAT ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 396 on Form N-1A filed on September 24, 2025.

(m)(12)	Form of Distribution Plan Pursuant to Rule 12b-1 for the Tuttle Capital Government Grift ETF, T-REX 2X TRON Daily Target ETF, T-REX 2X Long BRR Daily Target ETF, T-REX 2X Long LMND Daily Target ETF, T-REX 2X Long OSCR Daily Target ETF, T-REX 2X Long OUST Daily Target ETF, T-REX 2X Long SPOT Daily Target ETF, T-REX 2X Long SYM Daily Target ETF, T-REX 2X Long RDW Daily Target ETF, T-REX 2X Long UNH Daily Target ETF, T-REX 2X Long VOYG Daily Target ETF, T-REX 2X Long ETOR Daily Target ETF, T-REX 2X Long CHYM Daily Target ETF, T-REX 2X Long BMNR Daily Target ETF, T-REX 2X Long APLD Daily Target ETF, T-REX 2X Inverse CRWV Daily Target ETF and T-REX 2X Inverse CRCL Daily Target ETF, T-REX 2X Long FIG Daily Target ETF, T-REX 2X Long SBET Daily Target ETF, T-REX 2X Long FLY Daily Target ETF, T-REX 2X Inverse FLY Daily Target ETF, T-REX 2X Inverse FIG Daily Target ETF, T-REX 2X Long BLSH Daily Target ETF, T-REX 2X Long STUB Daily Target ETF, T-REX 2X Long MP Daily Target ETF, T-REX 2X Long SRPT Daily Target ETF, T-REX 2X Long CIFR Daily Target ETF, T-REX 2X Long ASTS Daily Target ETF, T-REX 2X Long BTBT Daily Target ETF, T-REX 2X Long WULF Daily Target ETF, T-REX 2X Long QS Daily Target ETF and T-REX 2X Inverse BLSH Daily Target ETF, Tuttle Capital MicroStrategy Income Blast ETF, Tuttle Capital NVIDIA Income Blast ETF, Tuttle Capital Coinbase Income Blast ETF, Tuttle Capital Tesla Income Blast ETF, Tuttle Capital Palantir Income Blast ETF, Tuttle Capital HOOD Income Blast ETF, Tuttle Capital Magnificent 7 Income Blast ETF, Tuttle Capital Meme Stock Income Blast ETF, Tuttle Capital Quantum Computing Income Blast ETF, Tuttle Capital Drone Income Blast ETF, Tuttle Capital Space Industry Income Blast ETF, Tuttle Capital AI Infrastructure Income Blast ETF, Tuttle Capital Nuclear Power Income Blast ETF, Tuttle Capital AI Emerging Leaders Income Blast ETF, Tuttle Capital Crypto Treasury Income Blast ETF, Tuttle Capital AI Healthcare Income Blast ETF, Tuttle Capital Agentic AI Income Blast ETF, Tuttle Capital Emerging Markets AI Income Blast ETF, Tuttle Capital Robotics Income Blast ETF, Tuttle Capital Ethereum Income Blast ETF and Tuttle Capital IBIT Income Blast ETF, Tuttle Capital SOL Income Blast ETF, Tuttle Capital XRP Income Blast ETF, Tuttle Capital DOGE Income Blast ETF, Tuttle Capital Cardano Income Blast ETF, Tuttle Capital Chainlink Income Blast ETF, Tuttle Capital BNB Income Blast ETF, Tuttle Capital AVAX Income Blast ETF, Tuttle Capital Bonk Income Blast ETF, Tuttle Capital Litecoin Income Blast ETF, Tuttle Capital SUI Income Blast ETF, T-REX 2X Long KLAR Daily Target ETF, T-REX 2X Long ASST Daily Target ETF, T-REX 2X Long ABTC Daily Target ETF, T-REX 2X Long BNC Daily Target ETF, T-REX 2X Long BTDR Daily Target ETF, T-REX 2X Long CANG Daily Target ETF, T-REX 2X Long CAVA Daily Target ETF, T-REX 2X Long CELH Daily Target ETF, T-REX 2X Long CHWY Daily Target ETF, T-REX 2X Long CLS Daily Target ETF, T-REX 2X Long CORZ Daily Target ETF, T-REX 2X Long DNUT Daily Target ETF, T-REX 2X Long EMPD Daily Target ETF, T-REX 2X Long EOSE Daily Target ETF, T-REX 2X Long ETHM Daily Target ETF, T-REX 2X Long ETHZ Daily Target ETF, T-REX 2X Long GPRO Daily Target ETF, T-REX 2X Long GTLS Daily Target ETF, T-REX 2X Long ICHR Daily Target ETF, T-REX 2X Long ICLR Daily Target ETF, T-REX 2X Long IREN Daily Target ETF, T-REX 2X Long KSS Daily Target ETF, T-REX 2X Long MBLY Daily Target ETF, T-REX 2X Long MEIP Daily Target ETF, T-REX 2X Long NVTS Daily Target ETF, T-REX 2X Long OPEN Daily Target ETF, T-REX 2X Long POOL Daily Target ETF, T-REX 2X Long PTON Daily Target ETF, T-REX 2X Long SUIG Daily Target ETF, T-REX 2X Long TMUS Daily Target ETF, T-REX 2X Long TONX Daily Target ETF, T-REX 2X Long VEEV Daily Target ETF, T-REX 2X Long DFDV Daily Target ETF, T-REX 2X Long FIGR Daily Target ETF, T-REX 2X Long FMCC Daily Target ETF, T-REX 2X Long FNMA Daily Target ETF, T-REX 2X Long FORD Daily Target ETF, T-REX 2X Long OCTO Daily Target ETF, T-REX 2X Long VKTX Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 397 on Form N-1A filed on September 24, 2025.

(m)(13)	Distribution Plan Pursuant to Rule 12b-1 for the Brookmont Dividend Growth ETF (To be Filed by Amendment).

(m)(14)	Distribution Plan Pursuant to Rule 12b-1 for the AQE Core ETF (To be Filed by Amendment).

(m)(15)	Distribution Plan Pursuant to Rule 12b-1 for the Hedgeye 130/30 Equity ETF and Hedgeye Fourth Turning ETF (To be Filed by Amendment).

(m)(16)	Distribution Plan Pursuant to Rule 12b-1 for the REX-Osprey™ BNB +Staking ETF, REX-Osprey™ ADA + Staking ETF, REX-Osprey™ AAVE ETF, REX-Osprey™ ATOM + Staking ETF, REX-Osprey™ AVAX + Staking ETF, REX-Osprey™ BCH ETF, REX-Osprey™ CRO + Staking ETF, REX-Osprey™ DOT + Staking ETF, REX-Osprey™ ENA ETF, REX-Osprey™ HBAR ETF, REX-Osprey™ HYPE + Staking ETF, REX-Osprey™ INJ + Staking ETF, REX-Osprey™ LINK ETF, REX-Osprey™ LTC ETF, REX-Osprey™ NEAR + Staking ETF, REX-Osprey™ OKB ETF, REX-Osprey™ SEI + Staking ETF, REX-Osprey™ SUI + Staking ETF, REX-Osprey™ TAO + Staking ETF, REX-Osprey™ TRX + Staking ETF, REX-Osprey™ UNI ETF, and REX-Osprey™ XLM ETF (To be Filed by Amendment).

(m)(17)	Distribution Plan Pursuant to Rule 12b-1 for the Applied Finance IVS International Large ETF and Applied Finance IVS International Small ETF (To be Filed by Amendment).

(m)(18)	Distribution Plan Pursuant to Rule 12b-1 for the GSR Crypto ETFs (To be Filed by Amendment).

(m)(19)	Distribution Plan Pursuant to Rule 12b-1 for the Argent Large Cap Growth ETF and the Argent Large Cap Value ETF (To be Filed by Amendment).

(m)(20)	Distribution Plan Pursuant to Rule 12b-1 for the T-REX 2X Long GRNY Daily Target ETF, T-REX 2X Long APH Daily Target ETF, T-REX 2X Long BREA Daily Target ETF, T-REX 2X Long DEFT Daily Target ETF, T-REX 2X Long FLGC Daily Target ETF, T-REX 2X Long HIVE Daily Target ETF, T-REX 2X Long HOLO Daily Target ETF, T-REX 2X Long HSDT Daily Target ETF, T-REX 2X Long NAKA Daily Target ETF, T-REX 2X Long NXTT Daily Target ETF, T-REX 2X Long SRFM Daily Target ETF, T-REX 2X Long STSS Daily Target ETF, and T-REX 2X Long UI Daily Target ETF (To be Filed by Amendment).

(n)(1)	Rule 18f-3 Multi-Class Plan. Not applicable.

(o)	Reserved.

(p)(1)	Code of Ethics for the Registrant is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 121 on Form N-1A filed on January 23, 2024.

(p)(2)	Code of Ethics for Ridgeline Research, LLC is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A filed on June 15, 2020.

(p)(3)	Code of Ethics for Vident Asset Management is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 145 on Form N-1A filed on June 26, 2024.

(p)(4)	Code of Ethics for Formidable Asset Management, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 6 on Form N-1A filed on March 12, 2021.

(p)(5)	Code of Ethics for Toroso Asset Management is herein incorporated by reference filed from the Registrant’s Post-Effective Amendment No. 27 on Form N-1A filed on April 29, 2022.

(p)(6)	Code of Ethics for Applied Finance Advisors, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 255 on Form N-1A filed on April 30, 2025.

(p)(7)	Code of Ethics for Gea Sphere, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed on July 31, 2023.

(p)(8)	Code of Ethics for Kingsbarn Capital Management, LLC is herein incorporated by reference filed from the Registrant’s Post-Effective Amendment No. 27 on Form N-1A filed on April 29, 2022.

(p)(9)	Code of Ethics for WealthTrust Asset Management, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed on July 31, 2023.

(p)(10)	Code of Ethics for Cultivar Capital, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed on July 31, 2023.

(p)(11)	Code of Ethics for Tuttle Capital Management LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 318 on Form N-1A filed on July 22, 2025.

(p)(12)	Code of Ethics for Laffer Tengler Investments, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 64 on Form N-1A filed on July 28, 2023.

(p)(13)	Code of Ethics for REX Advisers, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 81 on Form N-1A filed on September 1, 2023.

(p)(14)	Code of Ethics for Brendan Wood TopGun Partnerships Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 101 on Form N-1A filed on October 20, 2023.
(p)(15) (p)(16) (p)(17)

Code of Ethics for IDX Advisors, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 109 on Form N-1A filed on November 7, 2023.

Code of Ethics for Tapp Finance, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 121 on Form N-1A filed on January 23, 2024.

Code of Ethics for 3Fourteen & SMI Advisory Services, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 145 on Form N-1A filed on June 26, 2024.

(p)(18)	Code of Ethics for Brookmont Capital Management, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 212 on Form-N-1A filed on January 17, 2025.

(p)(19)	Code of Ethics for King Ridge Capital Advisors, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 212 on Form-N-1A filed on January 17, 2025.

(p)(20)	Code of Ethics for OT Advisors, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

(p)(21)	Code of Ethics for Hedgeye Asset Management, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 288 on Form N-1A filed on June 3, 2025.

(p)(22)	Code of Ethics for OTG Asset Management, Ltd. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 237 on Form N-1A filed on March 12, 2025.

(p)(23)	Code of Ethics for Golden Eagle Strategies, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 373 on Form N-1A filed on September 10, 2025.

(p)(24)	Code of Ethics for Arlington Partners, LLC (To be Filed by Amendment).

(p)(25)	Code of Ethics for Framework Digital Advisors LLC (To be filed by Amendment).

(p)(26)	Code of Ethics for Highland Capital Management, LLC (To be Filed by Amendment).

(q)	Power of Attorney for Mary Lou H. Ivey, Dr. David J. Urban, and Theo H. Pitt, Jr. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 395 on Form N-1A filed on September 24, 2025.

Item 29. Persons Controlled By or Under Common Control With Registrant

The REX-Osprey™ SOL + Staking ETF, a series of the Registrant, wholly owns and controls REX-Osprey™ SOL (Cayman) Portfolio S.P. (the “SOL Subsidiary”), an exempt company organized under the laws of Cayman Islands. The SOL Subsidiary’s financial statements will be included on a consolidated basis in the REX-Osprey™ SOL + Staking ETF’s report filed on Form N-CSR.

The REX-Osprey™ ETH + Staking ETF, a series of the Registrant, wholly owns and controls REX-Osprey™ ETH ETF (Cayman) Portfolio S.P. (the “ETH Subsidiary”), an exempt company organized under the laws of Cayman Islands. The ETH Subsidiary’s financial statements will be included on a consolidated basis in the REX-Osprey™ ETH + Staking ETF’s report filed on Form N-CSR.

The REX-Osprey™ XRP ETF, a series of the Registrant, wholly owns and controls REX-Osprey™ XRP ETF (Cayman) Portfolio S.P. (the “XRP Subsidiary”), an exempt company organized under the laws of Cayman Islands. The XRP Subsidiary’s financial statements will be included on a consolidated basis in the REX-Osprey™ XRP ETF’s report filed on Form N-CSR.

The REX-Osprey™ DOGE ETF, a series of the Registrant, wholly owns and controls REX-Osprey™ DOGE (Cayman) Portfolio S.P. (the “DOGE Subsidiary”), an exempt company organized under the laws of Cayman Islands. The DOGE Subsidiary’s financial statements will be included on a consolidated basis in the REX-Osprey™ DOGE ETF’s report filed on Form N-CSR.

The IDX Alternative FIAT ETF, a series of the Registrant, wholly owns and controls IDX Alternative FIAT (Cayman) Portfolio S.P. (the “IDX Subsidiary”), an exempt company organized under the laws of Cayman Islands. The IDX Subsidiary’s financial statements will be included on a consolidated basis in the IDX Alternative FIAT ETF’s report filed on Form N-CSR.

Item 30. Indemnification

See Article VIII, Section 2 of the Registrant’s Agreement and Declaration of Trust and the section titled “Indemnification of Trustees, Officers, Employees and Other Agents” in the Registrant’s By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

Item 31. Business and other Connections of the Investment Adviser

The description of the Investment Adviser is found under the caption “Management,” “The Investment Adviser” in the Prospectus and under the caption “Investment Adviser” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein. The Investment Adviser may provide investment advisory services to persons or entities other than the Registrant.

Item 32.	Foreside Fund Services, LLC

Item 32(a)             Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
4.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
5.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
6.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
7.	AdvisorShares Trust
8.	AFA Private Credit Fund
9.	AGF Investments Trust
10.	AIM ETF Products Trust
11.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
12.	AlphaCentric Prime Meridian Income Fund
13.	American Century ETF Trust
14.	Amplify ETF Trust
15.	Applied Finance Dividend Fund, Series of World Funds Trust
16.	Applied Finance Explorer Fund, Series of World Funds Trust
17.	Applied Finance Select Fund, Series of World Funds Trust
18.	Ardian Access LLC
19.	ARK ETF Trust
20.	ARK Venture Fund
21.	Bitwise Funds Trust
22.	BondBloxx ETF Trust
23.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
24.	Bridgeway Funds, Inc.
25.	Brinker Capital Destinations Trust
26.	Brookfield Real Assets Income Fund Inc.
27.	Build Funds Trust
28.	Calamos Convertible and High Income Fund
29.	Calamos Convertible Opportunities and Income Fund
30.	Calamos Dynamic Convertible and Income Fund
31.	Calamos Global Dynamic Income Fund
32.	Calamos Global Total Return Fund
33.	Calamos Strategic Total Return Fund
34.	Carlyle Tactical Private Credit Fund

35.	Cascade Private Capital Fund

36.	Catalyst Strategic Income Opportunities Fund
37.	CBRE Global Real Estate Income Fund
38.	Center Coast Brookfield MLP & Energy Infrastructure Fund
39.	Clifford Capital Partners Fund, Series of World Funds Trust
40.	Cliffwater Corporate Lending Fund
41.	Cliffwater Enhanced Lending Fund
42.	Coatue Innovative Strategies Fund
43.	Cohen & Steers ETF Trust
44.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
45.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
46.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
47.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
48.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
49.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of ONEFUND Trust
50.	Davis Fundamental ETF Trust
51.	Defiance Connective Technologies ETF, Series of ETF Series Solutions
52.	Defiance Quantum ETF, Series of ETF Series Solutions
53.	Denali Structured Return Strategy Fund
54.	Dodge & Cox Funds
55.	DoubleLine ETF Trust
56.	DoubleLine Income Solutions Fund
57.	DoubleLine Opportunistic Credit Fund
58.	DoubleLine Yield Opportunities Fund
59.	DriveWealth ETF Trust
60.	EIP Investment Trust
61.	Ellington Income Opportunities Fund
62.	ETF Opportunities Trust
63.	Exchange Listed Funds Trust
64.	Exchange Place Advisors Trust
65.	FlexShares Trust
66.	Fortuna Hedged Bitcoin Fund, Series of Listed Funds Trust
67.	Forum Funds
68.	Forum Funds II
69.	Forum Real Estate Income Fund
70.	Fundrise Growth Tech Fund, LLC
71.	GoldenTree Opportunistic Credit Fund
72.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
73.	Grayscale Funds Trust
74.	Guinness Atkinson Funds
75.	Harbor ETF Trust
76.	Harris Oakmark ETF Trust
77.	Hawaiian Tax-Free Trust
78.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
79.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
80.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
81.	Horizon Kinetics Japan Owner Operator ETF, Series of Listed Funds Trust
82.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
83.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
84.	Innovator ETFs Trust
85.	Ironwood Institutional Multi-Strategy Fund LLC
86.	Ironwood Multi-Strategy Fund LLC
87.	Jensen Quality Growth ETF, Series of Trust for Professional Managers
88.	John Hancock Exchange-Traded Fund Trust
89.	Kurv ETF Trust
90.	Lazard Active ETF Trust
91.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
92.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
93.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
94.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
95.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
96.	Manor Investment Funds

97.	MoA Funds Corporation
98.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
99.	Morgan Stanley ETF Trust
100.	Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds
101.	Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds
102.	Morningstar Funds Trust
103.	NEOS ETF Trust
104.	Niagara Income Opportunities Fund
105.	North Square Evanston Multi-Alpha Fund
106.	NXG Cushing® Midstream Energy Fund
107.	NXG NextGen Infrastructure Income Fund
108.	OTG Latin American Fund, Series of World Funds Trust
109.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
110.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
111.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
112.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
113.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
114.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
115.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
116.	Palmer Square Funds Trust
117.	Palmer Square Opportunistic Income Fund
118.	Partners Group Private Income Opportunities, LLC
119.	Perkins Discovery Fund, Series of World Funds Trust
120.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
121.	Plan Investment Fund, Inc.
122.	Point Bridge America First ETF, Series of ETF Series Solutions
123.	Precidian ETFs Trust
124.	Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust
125.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
126.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
127.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
128.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
129.	Renaissance Capital Greenwich Funds
130.	REX ETF Trust
131.	Reynolds Funds, Inc.
132.	RMB Investors Trust
133.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
134.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
135.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
136.	Roundhill Cannabis ETF, Series of Listed Funds Trust
137.	Roundhill ETF Trust
138.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
139.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust

140.	Roundhill Video Games ETF, Series of Listed Funds Trust
141.	Rule One Fund, Series of World Funds Trust
142.	Russell Investments Exchange Traded Funds
143.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
144.	Six Circles Trust
145.	Sound Shore Fund, Inc.
146.	SP Funds Trust
147.	Sparrow Funds
148.	Spear Alpha ETF, Series of Listed Funds Trust
149.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
150.	STF Tactical Growth ETF, Series of Listed Funds Trust
151.	Strategic Trust
152.	Strategy Shares
153.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
154.	Tekla World Healthcare Fund
155.	Tema ETF Trust
156.	The 2023 ETF Series Trust

157.	The 2023 ETF Series Trust II
158.	The Community Development Fund
159.	The Cook & Bynum Fund, Series of World Funds Trust
160.	The Finite Solar Finance Fund
161.	The Private Shares Fund
162.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
163.	Third Avenue Trust
164.	Third Avenue Variable Series Trust
165.	Tidal Trust I
166.	Tidal Trust II
167.	Tidal Trust III
168.	TIFF Investment Program
169.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
170.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
171.	Timothy Plan International ETF, Series of The Timothy Plan
172.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan
173.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
174.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
175.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
176.	Total Fund Solution
177.	Touchstone ETF Trust
178.	Trailmark Series Trust
179.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust
180.	T-Rex 2x Inverse Ether Daily Target ETF, Series of World Funds Trust
181.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust
182.	T-Rex 2x Long Ether Daily Target ETF
183.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
184.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
185.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
186.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
187.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
188.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
189.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
190.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
191.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust
192.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
193.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
194.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
195.	U.S. Global Investors Funds
196.	Union Street Partners Value Fund, Series of World Funds Trust
197.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
198.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
199.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
200.	Vest US Large Cap 10% Buffer Strategies VI Fund, Series of World Funds Trust
201.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
202.	Vest US Large Cap 20% Buffer Strategies VI Fund, Series of World Funds Trust
203.	Virtus Stone Harbor Emerging Markets Income Fund
204.	Volatility Shares Trust
205.	WEBs ETF Trust
206.	Wedbush Series Trust
207.	Wellington Global Multi-Strategy Fund
208.	Wilshire Mutual Funds, Inc.
209.	Wilshire Variable Insurance Trust
210.	WisdomTree Digital Trust
211.	WisdomTree Trust
212.	XAI Octagon Floating Rate & Alternative Income Term Trust

Item 32(b)          The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Alicia Strout	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101	Treasurer	None
Weston Sommers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

Item 32(c)	Not applicable.

Item 33. Location of Accounts and Records

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

a)	Adviser

Ridgeline Research LLC, 14961 Finegan Farm Drive, Darnestown, Maryland 20874 (records relating to its function as investment adviser to the American Conservative Values ETF and the American Conservative Values Small-Cap ETF).

b)	Sub-Adviser

Vident Advisory, LLC (d/b/a Vident Asset Management), 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009 (records relating to its function as sub-adviser to the American Conservative Values ETF, the American Conservative Values Small-Cap ETF, the Kingsbarn Tactical Bond ETF, the Kingsbarn Dividend Opportunity ETF , the REX ETFs, the REX FANG & Innovation Equity Premium Income ETF, the REX AI Equity Premium Income ETF, the REX Crypto Equity Premium Income ETF, the REX IncomeMax IBIT Strategy ETF and the REX Bitcoin Corporate Treasury Convertible Bond ETF).

c)	Adviser	Formidable Asset Management, LLC, 221 East fourth Street, Suite 2700, Cincinnati, Ohio 45202 (records relating to its function as investment adviser to the Formidable ETFs).
d)	Sub-Adviser

Tidal Investments, LLC, 898 N. Broadway, Suite 2, Massapequa, New York 11758 (records relating to its function as sub-adviser to the Formidable ETFs, the Applied Finance Valuation Large Cap ETF, WealthTrust DBS Long Term Growth ETF, Cultivar ETF, IDX Dynamic Innovation ETF, IDX Dynamic Fixed Income ETF, the SMI 3Fourteen Full-Cycle Trend ETF, the SMI 3Fourteen REAL Asset Allocation ETF, Hedgeye Capital Allocation ETF, Hedgeye Quality Growth ETF, Hedgeye 130/30 Equity ETF, Hedgeye Fourth Turning ETF, the OTG Latin America ETF, the IDX Alternative FIAT ETF, the Applied Finance IVS International Large ETF, Applied Finance IVS International Small ETF, Argent Large Cap Growth ETF and Argent Large Cap Value ETF).

e)	Adviser

Applied Finance Advisors, LLC, 17806 IH 10, Suite 300, San Antonio, Texas 78257 (records relating to its function as adviser to the Applied Finance Valuation Large Cap ETF, the Applied Finance IVS International Large ETF and Applied Finance IVS International Small ETF).

f)	Adviser

Kingsbarn Capital Management, LLC, 1645 Village Center Circle, Suite 200, Las Vegas, Nevada 89134 (records relating to its function as adviser to the Kingsbarn Tactical Bond ETF and Kingsbarn Dividend Opportunity ETF ).

g)	Adviser	WealthTrust Asset Management, LLC, 4458 Legendary Drive, Suite 140, Destin, Florida 32541 (records relating to its function as adviser to the WealthTrust DBS Long Term Growth ETF).
h)	Adviser	Cultivar Capital, Inc., 421 E. Hickory Street, Suite 103, Denton, Texas 76201 (records relating to its function as adviser to the Cultivar ETF).
i)	Adviser

Tuttle Capital Management LLC, 155 Lockwood Rd., Riverside CT 06878 (records relating to its function as adviser to the Tuttle Capital 2X DBMF ETF, Tuttle Capital 2X All Innovation ETF, Tuttle Capital 2X Inverse All Innovation ETF, T-REX 2X Inverse NVIDIA Daily Target ETF, T-REX 2X Inverse Tesla Daily Target ETF, T-REX 2X Long NVIDIA Daily Target ETF, T-REX 2X Long Tesla Daily Target ETF, LAFFER|TENGLER Equity Income ETF, Tuttle Capital Daily 2X Inverse Regional Banks ETF, Tuttle Capital Daily 2X Long AI ETF, Tuttle Capital Daily 2X Inverse AI ETF, Brendan Wood TopGun ETF, T-REX 2X Long Apple Daily Target ETF, T-REX 2X Inverse Apple Daily Target ETF, T-REX 2X Long Alphabet Daily Target ETF, T-REX 2X Inverse Alphabet Daily Target ETF, T-REX 2X Long Microsoft Daily Target ETF, T-REX 2X Inverse Microsoft Daily Target ETF, Tuttle Capital Congressional Trading ETF, the T-REX 2X Hedge ETFs, the Tuttle Option Income ETFs, the Put Write ETFs, the Opportunistic Trader ETF, the Tuttle Capital AAPL 0DTE Covered Call ETF, Tuttle Capital GOOGL 0DTE Covered Call ETF, Tuttle Capital META 0DTE Covered Call ETF, Tuttle Capital TSLA 0DTE Covered Call ETF, Tuttle Capital NVDA 0DTE Covered Call ETF, Tuttle Capital AMZN 0DTE Covered Call ETF, Tuttle Capital MSFT 0DTE Covered Call ETF, Tuttle Capital MSTR 0DTE Covered Call ETF, Tuttle Capital COIN 0DTE Covered Call ETF, Tuttle Capital IBIT 0DTE Covered Call ETF, the Tuttle 2X Crypto ETFs, the Tuttle Capital AI Powered ETFs, the Tuttle Capital No Bleed Tail Risk ETF, the T-REX 2X Long DKNG Daily Target ETF, the T-REX 2X Long BULL Daily Target ETF, the T-REX 2X Long XXI Daily Target ETF, the T-REX 2X Long CRWV Daily Target ETF, and the T-REX 2X Long SMR Daily Target ETF, T-REX 2X Long AVAV Daily Target ETF, T-REX 2X Long AFRM Daily Target ETF, T-REX 2X Long ACHR Daily Target ETF, T-REX 2X Long AUR Daily Target ETF, T-REX 2X Long AXON Daily Target ETF, T-REX 2X Long B Daily Target ETF, T-REX 2X Long BBAI Daily Target ETF, T-REX 2X Long BKNG Daily Target ETF, T-REX 2X Long CVNA Daily Target ETF, T-REX 2X Long CEG Daily Target ETF, T-REX 2X Long DDOG Daily Target ETF, T-REX 2X Long WGS Daily Target ETF, T-REX 2X Long DNA Daily Target ETF, T-REX 2X Long KTOS Daily Target ETF, T-REX 2X Long OKLO Daily Target ETF, T-REX 2X Long QUBT Daily Target ETF, T-REX 2X Long RXRX Daily Target ETF, T-REX 2X Long TEM Daily Target ETF, T-REX 2X Long TTD Daily Target ETF, T-REX 2X Long UPXI Daily Target ETF, T-REX 2X Long UPST Daily Target ETF, T-REX 2X Long SOUN Daily Target ETF, T-REX 2X Long SMLR Daily Target ETF, T-REX 2X Long GLXY Daily Target ETF, T-REX 2X Long DOUL Daily Target ETF, Tuttle Capital 1X Inverse Volatility ETF, Tuttle Capital 2X Inverse Volatility ETF, and T-REX 2X Long BYDDY Daily Target ETF, T-REX 2X Long GEV Daily Target ETF, T-REX 2X Long HHH Daily Target ETF, T-REX 2X Long CRCL Daily Target ETF, Tuttle Capital Government Grift ETF, T-REX 2X Long TRON Daily Target ETF, T-REX 2X Long BRR Daily Target ETF, T-REX 2X Long LMND Daily Target ETF, T-REX 2X Long OSCR Daily Target ETF, T-REX 2X Long OUST Daily Target ETF, T-REX 2X Long SPOT Daily Target ETF, T-REX 2X Long SYM Daily Target ETF, T-REX 2X Long RDW Daily Target ETF, T-REX 2X Long UNH Daily Target ETF, T-REX 2X Long VOYG Daily Target ETF, T-REX 2X Long ETOR Daily Target ETF, T-REX 2X Long CHYM Daily Target ETF, T-REX 2X Long BMNR Daily Target ETF, T-REX 2X Long APLD Daily Target ETF, T-REX 2X Inverse CRWV Daily Target ETF, T-REX 2X Inverse CRCL Daily Target ETF, T-REX 2X Long FIG Daily Target ETF, T-REX 2X Long SBET Daily Target ETF, T-REX 2X Long FLY Daily Target ETF, T-REX 2X Inverse FLY Daily Target ETF, T-REX 2X Inverse FIG Daily Target ETF, T-REX 2X Long BLSH Daily Target ETF, T-REX 2X Long STUB Daily Target ETF, T-REX 2X Long MP Daily Target ETF, T-REX 2X Long SRPT Daily Target ETF, T-REX 2X Long CIFR Daily Target ETF, T-REX 2X Long ASTS Daily Target ETF, T-REX 2X Long BTBT Daily Target ETF, T-REX 2X Long WULF Daily Target ETF, T-REX 2X Long QS Daily Target ETF, T-REX 2X Inverse BLSH Daily Target ETF, Tuttle Capital MicroStrategy Income Blast ETF, Tuttle Capital NVIDIA Income Blast ETF, Tuttle Capital Coinbase Income Blast ETF, Tuttle Capital Tesla Income Blast ETF, Tuttle Capital Palantir Income Blast ETF, Tuttle Capital HOOD Income Blast ETF, Tuttle Capital Magnificent 7 Income Blast ETF, Tuttle Capital Meme Stock Income Blast ETF, Tuttle Capital Quantum Computing Income Blast ETF, Tuttle Capital Drone Income Blast ETF, Tuttle Capital Space Industry Income Blast ETF, Tuttle Capital AI Infrastructure Income Blast ETF, Tuttle Capital Nuclear Power Income Blast ETF, Tuttle Capital AI Emerging Leaders Income Blast ETF, Tuttle Capital Crypto Treasury Income Blast ETF, Tuttle Capital AI Healthcare Income Blast ETF, Tuttle Capital Agentic AI Income Blast ETF, Tuttle Capital Emerging Markets AI Income Blast ETF, Tuttle Capital Robotics Income Blast ETF, Tuttle Capital Ethereum Income Blast ETF, Tuttle Capital IBIT Income Blast ETF, T-REX 2X Long KLAR Daily Target ETF, Tuttle Capital SOL Income Blast ETF, Tuttle Capital XRP Income Blast ETF, Tuttle Capital DOGE Income Blast ETF, Tuttle Capital Cardano Income Blast ETF, Tuttle Capital Chainlink Income Blast ETF, Tuttle Capital BNB Income Blast ETF, Tuttle Capital AVAX Income Blast ETF, Tuttle Capital UFO Disclosure ETF, T-REX 2X Long ASST Daily Target ETF, T-REX 2X Long ABTC Daily Target ETF, T-REX 2X Long BNC Daily Target ETF, T-REX 2X Long BTDR Daily Target ETF, T-REX 2X Long CANG Daily Target ETF, T-REX 2X Long CAVA Daily Target ETF, T-REX 2X Long CELH Daily Target ETF, T-REX 2X Long CHWY Daily Target ETF, T-REX 2X Long CLS Daily Target ETF, T-REX 2X Long CORZ Daily Target ETF, T-REX 2X Long DNUT Daily Target ETF, T-REX 2X Long EMPD Daily Target ETF, T-REX 2X Long EOSE Daily Target ETF, T-REX 2X Long ETHM Daily Target ETF, T-REX 2X Long ETHZ Daily Target ETF, T-REX 2X Long GPRO Daily Target ETF, T-REX 2X Long GTLS Daily Target ETF, T-REX 2X Long ICHR Daily Target ETF, T-REX 2X Long ICLR Daily Target ETF, T-REX 2X Long IREN Daily Target ETF, T-REX 2X Long KSS Daily Target ETF, T-REX 2X Long MBLY Daily Target ETF, T-REX 2X Long MEIP Daily Target ETF, T-REX 2X Long NVTS Daily Target ETF, T-REX 2X Long OPEN Daily Target ETF, T-REX 2X Long POOL Daily Target ETF, T-REX 2X Long PTON Daily Target ETF, T-REX 2X Long SUIG Daily Target ETF, T-REX 2X Long TMUS Daily Target ETF, T-REX 2X Long TONX Daily Target ETF, T-REX 2X Long VEEV Daily Target ETF, T-REX 2X Long DFDV Daily Target ETF, T-REX 2X Long FIGR Daily Target ETF, T-REX 2X Long FMCC Daily Target ETF, T-REX 2X Long FNMA Daily Target ETF, T-REX 2X Long FORD Daily Target ETF, T-REX 2X Long OCTO Daily Target ETF, T-REX 2X Long VKTX Daily Target ETF, T-REX 2X Long GRNY Daily Target ETF, T-REX 2X Long APH Daily Target ETF, T-REX 2X Long BREA Daily Target ETF, T-REX 2X Long DEFT Daily Target ETF, T-REX 2X Long FLGC Daily Target ETF, T-REX 2X Long HIVE Daily Target ETF, T-REX 2X Long HOLO Daily Target ETF, T-REX 2X Long HSDT Daily Target ETF, T-REX 2X Long NAKA Daily Target ETF, T-REX 2X Long NXTT Daily Target ETF, T-REX 2X Long SRFM Daily Target ETF, T-REX 2X Long STSS Daily Target ETF, and T-REX 2X Long UI Daily Target ETF).

j)	Sub-Adviser	Laffer Tengler Investments, Inc., 103 Murphy Court, Nashville, TN 37203 (records relating to its function as sub-adviser to the LAFFER|TENGLER Equity Income ETF).
k)	Adviser

REX Advisers, LLC, 1241 Post Road, Second Floor, Fairfield, Connecticut 06824 (records relating to its function as adviser to the REX ETFs, REX FANG & Innovation Equity Premium Income ETF, REX AI Equity Premium Income ETF, the REX Crypto Equity Premium Income ETF, REX IncomeMax IBIT Strategy ETF, the REX Bitcoin Corporate Treasury Convertible Bond ETF, REX-OspreyTM ETFs, REX-Osprey™ BNB +Staking ETF, REX-Osprey™ ADA + Staking ETF, REX-Osprey™ AAVE ETF, REX-Osprey™ ATOM + Staking ETF, REX-Osprey™ AVAX + Staking ETF, REX-Osprey™ BCH ETF, REX-Osprey™ CRO + Staking ETF, REX-Osprey™ DOT + Staking ETF, REX-Osprey™ ENA ETF, REX-Osprey™ HBAR ETF, REX-Osprey™ HYPE + Staking ETF, REX-Osprey™ INJ + Staking ETF, REX-Osprey™ LINK ETF, REX-Osprey™ LTC ETF, REX-Osprey™ NEAR + Staking ETF, REX-Osprey™ OKB ETF, REX-Osprey™ SEI + Staking ETF, REX-Osprey™ SUI + Staking ETF, REX-Osprey™ TAO + Staking ETF, REX-Osprey™ TRX + Staking ETF, REX-Osprey™ UNI ETF, and REX-Osprey™ XLM ETF).

l)	Sub-Adviser	Brendan Wood TopGun Partnerships Inc., 15 Prince Arthur Avenue, Toronto, Ontario, Canada M5R 1B2 (records relating to its function as sub-adviser to the Brendan Wood TopGun ETF).
m)	Adviser

Tapp Finance, Inc., 3700 W. Lawton St., Seattle, Washington 98199 (records relating to its function as adviser to the TappAlpha SPY Growth & Daily Income ETF and the TappAlpha Innovation 100 Growth & Daily Income ETF).

n)	Sub-Adviser

Tuttle Capital Management, LLC, 155 Lockwood Rd., Riverside CT 06878 (relating to its function as sub-adviser to the TappAlpha SPY Growth & Daily Income ETF, TappAlpha Innovation 100 Growth & Daily Income ETF, and the GSR Crypto ETFs).

o)	Adviser

IDX Advisors, LLC, 2201 E. Camelback Road, Suite 605, Phoenix, AZ 85016 (records relating to its function as adviser to the IDX Dynamic Innovation ETF, IDX Dynamic Fixed Income ETF and IDX Alternative FIAT ETF).

p)	Adviser

3Fourteen & SMI Advisory Services, LLC, 4400 Ray Blvd., Columbus, Indiana 47203 (records relating to its function as adviser to the SMI 3Fourteen Full-Cycle Trend ETF and the SMI 3Fourteen REAL Asset Allocation ETF).

q)	Adviser

Brookmont Capital Management, LLC, 5950 Berkshire Lane, Suite 1420, Dallas, TX 75225 (records relating to its function as adviser to the Brookmont Catastrophic Bond ETF and the Brookmont Dividend Growth ETF).

r)	Sub-Adviser	King Ridge Capital Advisors, LLC, 87 Summit Road, New London, NH 03257 (relating to its function as sub-adviser to the Brookmont Catastrophic Bond ETF).
s)	Sub-Advisor	OT Advisors, LLC, 7284 West Palmetto Park Road, Suite 303, Boca Raton, Florida 33433 (relating to its function as sub-adviser to the Opportunistic Trader ETF).
t)	Adviser

Hedgeye Asset Management, LLC, 1 High Ridge Park, 3rd Floor, Stamford, CT 06905 (relating to its function as adviser to the Hedgeye Capital Allocation ETF, Hedgeye Quality Growth ETF, Hedgeye 130/30 Equity ETF and Hedgeye Fourth Turning ETF).

u)	Adviser	OTG Asset Management, Ltd., Montenegro #1439 Torre Infrabol Piso 6, La Paz, Bolivia (relating to its function as the adviser to the OTG Latin America ETF).
v)	Adviser	Golden Eagle Strategies, Inc., 2103 South Ocean Boulevard, Unit B, Delray Beach, Florida 33483 (relating to its function as the adviser to the Golden Eagle Dynamic Hypergrowth ETF).
w)	Adviser	Arlington Partners, LLC, 2000 Morris Avenue, Suite 1300, Birmingham, Alabama 35203 (relating to its function as the adviser to the AQE Core ETF).
x)	Adviser	Highland Capital Management, LLC, 850 Ridge Lake Blvd., Suite 205, Memphis, Tennessee 38120 (relating to its function as the adviser to the Argent Large Cap Growth ETF and Argent Large Cap Value ETF)

y)	Sub-Adviser	[_______________] (relating to its function as sub-adviser to the AQE Core ETF).
z)	Adviser	Framework Digital Advisors LLC, 347 5th Avenue, Suite 1402-700, New York, New York 10016 (relating to its function as the adviser to the GSR Crypto ETFs).

aa)	Custodian, Transfer Agency	Citibank, N.A., 390 Greenwich Street, 6th Floor, New York, New York 10013.
bb)	Transfer Agent	U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202.
cc)	Custodian	U.S. Bank, N.A., 425 Walnut St., Cincinnati, Ohio 45202.
dd)	Administrator	Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

ee)	Distributor	Foreside Fund Services, LLC, 190 Middle Street, Suite 301, Portland, Maine 04101.
ff)	Fund Accountant	Citi Fund Services Ohio, Inc., located at 4400 Easton Commons, Suite 200, Columbus, Ohio, 43219.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 408 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 3rd day of October, 2025.

ETF OPPORTUNITIES TRUST

By:	/s/ Karen M. Shupe
Karen M. Shupe
Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 408 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*Mary Lou H. Ivey	Trustee	October 3, 2025

*Theo H. Pitt, Jr.	Trustee	October 3, 2025

*Dr. David J. Urban	Trustee	October 3, 2025

/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	October 3, 2025
Karen M. Shupe

/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	October 3, 2025
Ann T. MacDonald

*By: /s/ Karen M. Shupe
Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney filed as Exhibit (q) on September 24, 2025 (Accession No. 0001999371-25-013876).

EXHIBITS

None.